    As filed with the Securities and Exchange Commission on April 22, 2009



                                                            File Nos. 333-137968

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 6


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 330


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President


                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2009 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

        SUPPLEMENT DATED MAY 1, 2009 TO PROSPECTUSES DATED MAY 1, 2009

   This supplements the prospectuses dated May 1, 2009, for the PrimElite IVSM contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1. BlackRock Legacy Large Cap Growth Portfolio (Class A)

   After the close of business on May 1, 2009, the Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. The BlackRock Legacy Large Cap Growth Portfolio (Class A) has been added to the contracts solely to receive account values transferred from the Met/AIM Capital Appreciation Portfolio (Class A) pursuant to the merger. The BlackRock Legacy Large Cap Growth Portfolio (Class A) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended December 31, 2008.

BlackRock Legacy Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc.

a. Adviser: MetLife Advisers, LLC

   Subadviser: BlackRock Advisors, LLC

b. Investment Objective: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

c. Investment Portfolio Expenses (as a percentage of average daily net assets)

                     Management Fees:                    0.73%

                     12b-1/Service Fees:                 0.00%

                     Other Expenses:                     0.05%

                     Acquired Fund Fees and Expenses:    0.00%
                                                         -----

                     Total Annual Portfolio Expenses:    0.78%

                     Contractual Expense Subsidy or
                       Deferral:                         0.01%
                                                         -----

                     Net Total Annual Portfolio
                       Expenses:                         0.77%

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                          (888) 556-5412
Irvine, CA 92614

   PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                                 SUPP-BRPEIV509

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2009
                                      TO
                         PROSPECTUS DATED MAY 1, 2009

This supplement modifies information in the prospectus dated May 1, 2009 for the PrimElite IV/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Mortality and Expense Charge

In the "Fee Tables and Examples" section on page 8 of the prospectus and the "Expenses--Product Charges--Mortality and Expense Charge" section on page 27 of the prospectus, disregard all references to the Mortality and Expense Charge being reduced below 1.20% in certain circumstances. In Oregon, the Mortality and Expense Charge for PrimElite IV variable annuity contracts is 1.20%.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

              5 Park Plaza, Suite 1900             (888) 556-5412
              Irvine, CA 92614

PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                                SUPP-PEIVORE509

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2009
                                      TO
                         PROSPECTUS DATED MAY 1, 2009

This supplements the prospectus dated May 1, 2009 for the PrimElite IV/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.

1. Non-Qualified Contract

The PrimElite IV variable annuity contract is only available in Puerto Rico as a Non-Qualified Contract.

2. Premium Taxes

We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

3. Puerto Rico Tax Considerations

While the U.S. Internal Revenue Code generally excludes from income on an annual basis the amount attributable to the investment in a Non-Qualified Contract according to rules that take into consideration whether payments will be made over a term certain or for the life or lives of one or more individuals (and for that matter, life expectancy tables are used), the Puerto Rico Internal Revenue Code (the "PR Code") provides different rules for the exclusion of income under the contract. Amounts distributed under the Non-Qualified Contract as annuities for a taxable year should be included in the annuitant's gross income as ordinary income, except that any portion of the annual amount in excess of 3% of the aggregate amount of the premiums paid will generally be excluded from gross income. Such exclusion from gross income will not be available once the aggregate amount excluded from gross income with respect to such distributions equals the total amount of the premiums paid. Payments not distributed as annuities are excludable from gross income each year until the total amount received exceeds the aggregate premiums or consideration paid.

Similar to Section 1035 of the U.S. Internal Revenue Code, the PR Code allows the exchange of a life, endowment or annuity insurance contract for the Non-Qualified Contract without the recognition of gain or loss. Also, the total distribution of benefits accumulated under said contracts may qualify as a non-taxable exchange provided the total amount received is reinvested in the Non-Qualified Contract within 60 days following the date of distribution. Unless otherwise provided by regulations, the described rules allowing tax-free exchanges will not be available to the extent the exchange or indirect transfer results in the transfer of property to a person that is a nonresident of Puerto Rico.

There is no specific guidance under the PR Code and its regulations as to whether owners of variable annuity contracts may be considered to be the owners of the assets of the underlying Separate Account for Puerto Rico income tax purposes due to their ability to exercise investment control over those assets. Some federal administrative pronouncements have held in this scenario that the contract owners should be currently taxed on income and gains attributable to the variable account assets. However, there are other federal administrative pronouncements, which might be persuasive in Puerto Rico, that establish that in order to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract, the Separate Account must be adequately diversified, it must have separate sub-accounts over which the contract owner can be allowed to allocate premiums, change allocations and transfer funds among them. At this point, we cannot

                                                                SUPP-PEIVPRT509
predict with reasonable accuracy the tax treatment to be accorded by the Puerto Rico tax authorities to the contract owners with respect to the income and gains attributable to the variable account assets. However, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the variable annuity contract.

The U.S. Internal Revenue Service has issued guidance providing that payments to bona fide residents of Puerto Rico with respect to life insurance and annuity contracts issued by a U.S. life insurance company constitute U.S. source income not excludible from gross income of the recipient under IRC (S) 933 and thus, subject to U.S. income taxation on an annual basis. Based on such guidance, Puerto Rico bona fide residents receiving payments under the Non-Qualified Contracts will also be subject to U.S. income taxation and will have to observe the different set of rules under the PR Code and the U.S. Internal Revenue Code which might produce differences in the timing of recognition of income. Although the PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual might not get full tax credit due to the timing differences.

The above discussion is based on the assumption that the Non- Qualified Contract is an annuity and endowment contract for purposes of the PR Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. If the Non-Qualified Contract is not classified as an annuity and endowment contract for purposes of the PR Code, and as an annuity contract for purposes of the U.S. Internal Revenue Code, the owner of the Non- Qualified Contract may be taxed currently on the earnings of his/her contract, or may be considered the owner of the underlying securities and taxed on the earnings of the assets in the separate account underlying his/her contract.

The above references to the term "Non-Qualified Contract" shall refer to the investment in a variable annuity contract which is independent of any formal retirement or pension plan program.

A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to PR Code Section 1165 and Section 1022(i) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under PR Code Section 1165 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.

In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has recently held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2010.

The discussion above shall not be construed as tax advice and is based on the income tax laws of Puerto Rico and the United States as in effect on the date of this prospectus, as well as regulations, administrative pronouncements and judicial decisions available on or before such date. All of the above is subject to change and not binding on the Puerto Rico Treasury, the U.S. Internal Revenue Service or the courts. You should consult your own tax adviser as to the application to your particular situation of the tax considerations discussed above, as well as the application of any other taxes.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

              5 Park Plaza, Suite 1900
              Irvine, CA 92614                      (888) 556-5412


PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                        METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                    PRIMELITE IV




                                                                     MAY 1, 2009




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 39 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 38 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.






AIM VARIABLE INSURANCE FUNDS

(SERIES II):

     AIM V.I. Global Real Estate Fund

     AIM V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS OR SERVICE CLASS 2, AS NOTED):

     Contrafund (Reg. TM) Portfolio (Service Class)

     Mid Cap Portfolio (Service Class 2)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Franklin Income Securities Fund

     Franklin Small Cap Value Securities Fund

     Mutual Shares Securities Fund


     Templeton Global Bond Securities Fund

         (formerly Templeton Global Income Securities Fund)


     Templeton Growth Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II):

     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Capital and Income Portfolio (Class II)

     Legg Mason Partners Variable Fundamental Value Portfolio

     Legg Mason Partners Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST:

     Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I)

     Legg Mason Partners Variable Money Market Portfolio



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):


     Legg Mason Value Equity Portfolio


     Met/AIM Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio


     Van Kampen Mid Cap Growth Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B):


     Western Asset Management U.S. Government Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES):

     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II):

     Pioneer Mid Cap Value VCT Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.* (CLASS I OR II, AS NOTED)

     Equity and Income Portfolio (Class II)

     U.S. Mid Cap Value Portfolio (Class II)

     U.S. Real Estate Portfolio (Class I)



         * Morgan Stanley Investment Management, Inc., the investment adviser to The Universal Institutional Funds, Inc., does business in certain instances as Van Kampen.



VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II):


     Growth and Income Portfolio




LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

     Legg Mason Partners Variable Lifestyle Allocation 85%


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 59 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2009

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  15
     Market Timing......................  15
2. PURCHASE.............................  16
     Purchase Payments..................  16
     Termination for Low Account Value    16
  .
     Allocation of Purchase Payments....  16
     Free Look..........................  17
     Accumulation Units.................  17
     Account Value......................  18
     Replacement of Contracts...........  18
3. INVESTMENT OPTIONS...................  18
     Transfers..........................  22
     Dollar Cost Averaging Program......  25
     Automatic Rebalancing Program......  26
     Voting Rights......................  27
     Substitution of Investment Options   27
  .
4. EXPENSES.............................  27
     Product Charges....................  27
     Account Fee........................  28
     Guaranteed Withdrawal Benefit -      29
  Rider Charge  .
     Withdrawal Charge..................  29
     Reduction or Elimination of the
Withdrawal
       Charge...........................  30
     Premium and Other Taxes............  31
     Transfer Fee.......................  31
     Income Taxes.......................  31
     Investment Portfolio Expenses......  31
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  31
     Annuity Date.......................  31
     Annuity Payments...................  32
     Annuity Options....................  32
     Variable Annuity Payments..........  34
     Fixed Annuity Payments.............  34
6. ACCESS TO YOUR MONEY.................  34
     Systematic Withdrawal Program......  35
     Suspension of Payments or            35
  Transfers  .
7. LIVING BENEFITS......................  36
     Guaranteed Withdrawal Benefit......  36
     Description of GWB I...............  37


     Description of the Lifetime          40
  Withdrawal Guarantee  .
8. PERFORMANCE..........................  45
9. DEATH BENEFIT........................  45
     Upon Your Death....................  45
     Standard Death Benefit - Principal   46
  Protection  .
     Optional Death Benefit - Annual      46
  Step-Up  .
     Additional Death Benefit -
Earnings Preservation
       Benefit..........................  46
     General Death Benefit Provisions...  47
     Spousal Continuation...............  48
     Death of the Annuitant.............  48
     Controlled Payout..................  48
10. FEDERAL INCOME TAX STATUS...........  48
     Taxation of Non-Qualified            49
  Contracts  .
     Taxation of Qualified Contracts....  51
     Puerto Rico Tax Considerations.....  54
     Tax Benefits Related to the Assets
of the Separate
       Account..........................  54
     Possible Tax Law Changes...........  54
11. OTHER INFORMATION...................  54
     MetLife Investors USA..............  54
     The Separate Account...............  55
     Distributor........................  55
     Selling Firms......................  56
     Requests and Elections.............  57
     Ownership..........................  58
     Legal Proceedings..................  59
     Financial Statements...............  59
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  59
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     Investment Portfolios: Marketing
Names and
       Prospectus Names................. C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples  .
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value............................................................ 18
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 17
Annual Benefit Payment................................................... 41
Annuitant................................................................ 58
Annuity Date............................................................. 31
Annuity Options.......................................................... 32
Annuity Payments......................................................... 31
Annuity Units............................................................ 32
Beneficiary.............................................................. 58
Business Day............................................................. 17
Fixed Account............................................................ 15
Good Order............................................................... 57
Guaranteed Principal Adjustment.......................................... 43
Guaranteed Withdrawal Amount............................................. 38
GWB Withdrawal Rate...................................................... 37
Income Phase............................................................. 15
Investment Portfolios.................................................... 18
Joint Owners............................................................. 58
Owner.................................................................... 58
Purchase Payment......................................................... 16
Remaining Guaranteed Withdrawal Amount................................... 41
Separate Account......................................................... 55
Total Guaranteed Withdrawal Amount....................................... 40

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                8%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



 Number of Complete Years from   Withdrawal Charge
  Receipt of Purchase Payment    (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            7
               3                            6
               4                            5
               5                            4
               6                            3
               7                            2
         8 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge (maximum)       1.20%
  (Note 2)
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.35%
  (maximum) (Note 2)
Death Benefit Rider Charge (Optional)
(as a percentage of average account value in the
Separate Account)
Optional Death Benefit - Annual Step-Up      0.15%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
(maximum)
Including Highest Charges for Optional       1.75%
  Death Benefits**


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses - Account Fee.")



Note 2. The Mortality and Expense Charge may be reduced in certain circumstances. You are required to estimate on the application the total purchase payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your purchase payment estimate. Also, additional purchase payments in excess of your estimate and additional purchase payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses - Product Charges - How to Reduce the Mortality and Expense Charge" for more information.



ESTIMATED/TOTAL PURCHASE PAYMENTS    MORTALITY AND EXPENSE CHARGE
        IN FIRST CONTRACT YEAR
               $0 - 99,999           1.20%
          $100,000 - 249,999         1.05%
          $250,000 - 499,999         0.95%
            $500,000 or more         0.80%

* Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



** This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit-Annual Step-Up Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED WITHDRAWAL BENEFIT AND
  LIFETIME
WITHDRAWAL GUARANTEE RIDER CHARGES

  Guaranteed Withdrawal Benefit (GWB I)    0.25% of the Guaranteed Withdrawal Amount
                                           (Note 1)
  Lifetime Withdrawal Guarantee (Single    1.10% of the Total Guaranteed Withdrawal Amount
  Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    1.10% of the Total Guaranteed Withdrawal Amount
  Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee (Joint     1.25% of the Total Guaranteed Withdrawal Amount
  Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.50% of the Total Guaranteed Withdrawal Amount
  Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)


--------------------------------------------------------------------------------

Note 1. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.



* You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


** Certain rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





Total Annual Portfolio                  Minimum       Maximum
                                        ----          ----

Expenses (expenses that are deducted    0.53%         1.42%
  from investment portfolio
assets, including management fees,
12b-1/service fees, and other
expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Global Real Estate Fund          0.75%        0.25%          0.42%      0.00%      1.42%       0.00%         1.42%
 AIM V.I. International Growth Fund        0.71%        0.25%          0.35%      0.02%      1.33%       0.01%         1.32%
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Bond Fund                  0.39%        0.25%          0.01%      0.00%      0.65%       0.00%         0.65%
 American Funds Global Growth Fund         0.53%        0.25%          0.02%      0.00%      0.80%       0.00%         0.80%
 American Funds Global Small               0.71%        0.25%          0.03%      0.00%      0.99%       0.00%         0.99%
  Capitalization
 Fund
 American Funds Growth Fund                0.32%        0.25%          0.01%      0.00%      0.58%       0.00%         0.58%
 American Funds Growth-Income Fund         0.27%        0.25%          0.01%      0.00%      0.53%       0.00%         0.53%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Contrafund (Reg. TM) Portfolio            0.56%        0.10%          0.10%      0.00%      0.76%       0.00%         0.76%
 Mid Cap Portfolio                         0.56%        0.25%          0.12%      0.00%      0.93%       0.00%         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income Securities Fund           0.45%        0.25%          0.02%      0.00%      0.72%       0.00%         0.72%
 Franklin Small Cap Value Securities       0.52%        0.25%          0.16%      0.01%      0.94%       0.01%         0.93%
  Fund
 Mutual Shares Securities Fund             0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
 Templeton Global Bond Securities Fund     0.47%        0.25%          0.11%      0.00%      0.83%       0.00%         0.83%
 Templeton Growth Securities Fund          0.74%        0.25%          0.04%      0.00%      1.03%       0.00%         1.03%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason Partners Variable Aggressive   0.75%        0.00%          0.04%      0.00%      0.79%       0.00%         0.79%
 Growth Portfolio(1)(2)
 Legg Mason Partners Variable              0.70%        0.00%          0.06%      0.01%      0.77%       0.00%         0.77%
  Appreciation
 Portfolio(1)
 Legg Mason Partners Variable Capital      0.75%        0.25%          0.15%      0.00%      1.15%       0.00%         1.15%
  and
 Income Portfolio(1)
 Legg Mason Partners Variable              0.75%        0.00%          0.05%      0.00%      0.80%       0.00%         0.80%
  Fundamental
 Value Portfolio(1)
 Legg Mason Partners Variable Small Cap    0.75%        0.00%          0.19%      0.00%      0.94%       0.00%         0.94%
 Growth Portfolio(1)
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Legg Mason Partners Variable Global       0.80%        0.00%          0.19%      0.00%      0.99%       0.00%         0.99%
  High
 Yield Bond Portfolio(1)
 Legg Mason Partners Variable Money        0.45%        0.00%          0.09%      0.00%      0.54%       0.00%         0.54%
  Market
 Portfolio(1)(2)(3)

                                          MANAGEMENT   12B-1/SERVICE      OTHER
                                             FEES           FEES       EXPENSES(1)
                                         ------------ --------------- -------------
MET INVESTORS SERIES TRUST

 Legg Mason Value Equity Portfolio         0.63%        0.25%          0.04%

 Met/AIM Small Cap Growth Portfolio        0.86%        0.25%          0.03%
 MFS (Reg. TM) Emerging Markets Equity     0.98%        0.25%          0.15%
  Portfolio
 MFS (Reg. TM) Research International      0.70%        0.25%          0.06%
  Portfolio
 Oppenheimer Capital Appreciation          0.59%        0.25%          0.04%
  Portfolio
 Pioneer Fund Portfolio(4)(5)              0.70%        0.00%          0.29%
 Pioneer Strategic Income Portfolio        0.60%        0.00%          0.07%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%
 Van Kampen Mid Cap Growth Portfolio(6)    0.70%        0.25%          0.19%
METROPOLITAN SERIES FUND, INC.
 Western Asset Management U.S.             0.48%        0.25%          0.04%
  Government
 Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap         0.70%        0.25%          0.04%
 Fund (Reg. TM)/VA
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio       0.65%        0.25%          0.12%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Equity and Income Portfolio               0.41%        0.35%          0.29%
 U.S. Mid Cap Value Portfolio              0.72%        0.35%          0.29%
 U.S. Real Estate Portfolio                0.77%        0.00%          0.30%
VAN KAMPEN LIFE INVESTMENT TRUST
 Growth and Income Portfolio               0.56%        0.25%          0.05%



                                          ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                            FUND       ANNUAL      EXPENSE      ANNUAL
                                          FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                          EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST

 Legg Mason Value Equity Portfolio        0.00%      0.92%       0.00%         0.92%

 Met/AIM Small Cap Growth Portfolio       0.00%      1.14%       0.00%         1.14%
 MFS (Reg. TM) Emerging Markets Equity    0.00%      1.38%       0.00%         1.38%
  Portfolio
 MFS (Reg. TM) Research International     0.00%      1.01%       0.00%         1.01%
  Portfolio
 Oppenheimer Capital Appreciation         0.00%      0.88%       0.00%         0.88%
  Portfolio
 Pioneer Fund Portfolio(4)(5)             0.00%      0.99%       0.00%         0.99%
 Pioneer Strategic Income Portfolio       0.00%      0.67%       0.00%         0.67%
 Van Kampen Comstock Portfolio            0.00%      0.86%       0.00%         0.86%
 Van Kampen Mid Cap Growth Portfolio(6)   0.00%      1.14%       0.00%         1.14%
METROPOLITAN SERIES FUND, INC.
 Western Asset Management U.S.            0.00%      0.77%       0.00%         0.77%
  Government
 Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap        0.00%      0.99%       0.00%         0.99%
 Fund (Reg. TM)/VA
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio      0.00%      1.02%       0.00%         1.02%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Equity and Income Portfolio              0.02%      1.07%       0.00%         1.07%
 U.S. Mid Cap Value Portfolio             0.01%      1.37%       0.00%         1.37%
 U.S. Real Estate Portfolio               0.00%      1.07%       0.00%         1.07%
VAN KAMPEN LIFE INVESTMENT TRUST
 Growth and Income Portfolio              0.00%      0.86%       0.00%         0.86%






                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST

 Legg Mason Partners Variable Lifestyle    0.00%        0.00%          0.15%      0.73%      0.88%       0.00%         0.88%
 Allocation 85%(7)(8)(9)



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2009, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2010 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2008.


(1) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(2) The information provided is for the fiscal year ended October 31, 2008.


(3) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009.


(4) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year.

(5) Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(6) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.


(7) The Portfolio is a "fund of funds" that invests substantially all of its assets in other Legg Mason-afilliated portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee.


(8) Other Expenses reflect certain one-time, nonrecurring expenses for prior periods' prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years.


(9) The information provided is for the fiscal year ended January 31, 2009.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider, the Additional Death Benefit -

Earnings Preservation Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum charge of 1.50% applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,281      (a)$2,097      (a)$3,028      (a)$5,197
    mimimum       (b)$1,192      (b)$1,838      (b)$2,606      (b)$4,418


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$481      (a)$1,467      (a)$2,488      (a)$5,197
    minimum       (b)$392      (b)$1,208      (b)$2,066      (b)$4,418


CHART 2. Chart 2 below assumes that you do not select any optional death benefit riders or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,084      (a)$1,499      (a)$2,019      (a)$3,119
    minimum         (b)$995      (b)$1,231      (b)$1,573      (b)$2,231


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$284      (a)$869     (a)$1,479      (a)$3,119
    minimum       (b)$195      (b)$601     (b)$1,033      (b)$2,231




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits-Lifetime Withdrawal Guarantee").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the year your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000. The selling firm to which your account representative is associated requires a minimum initial purchase payment of $10,000 for contracts that are not purchased pursuant to an exchange from a life insurance or annuity product. The minimum initial purchase payment accepted by the selling firm for an exchange of a life insurance or annuity product pursuant to Internal Revenue Code Section 1035 is $5,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o You are required to estimate on the application the total purchase payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your purchase payment estimate. Also, additional purchase payments in excess of your estimate and additional purchase payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses-Product Charges-How to Reduce the Mortality and Expense Charge" for more information.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.



If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have a Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the DCA program unless you tell us otherwise. (See "Investment Options-Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional

     Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS (Reg. TM) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MFS (Reg. TM) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MFS (Reg. TM) Research International Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 38 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:

METLIFE INVESTORS USA INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO
OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)



Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend (including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of account value to such investment portfolios.


In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (SERIES II)


AIM Variable Insurance Funds is a registered open-end management investment company with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. (See Appendix B for the names of the subadvisers.) The following Series II portfolios are available under the contract:



     AIM V.I. Global Real Estate Fund

     AIM V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS OR SERVICE CLASS 2, AS NOTED)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. and Fidelity Research & Analysis Company serve as subadvisers. The following portfolios are available under the contract:



     Contrafund (Reg. TM) Portfolio (Service Class)

     Mid Cap Portfolio (Service Class 2)



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund and Templeton Global Bond Securities Fund; Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:



     Franklin Income Securities Fund

     Franklin Small Cap Value Securities Fund

     Mutual Shares Securities Fund


     Templeton Global Bond Securities Fund

         (formerly Templeton Global Income Securities Fund)


     Templeton Growth Securities Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or, as noted, Class II portfolios are available under the contract:



     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Capital and Income Portfolio (Class II)

     Legg Mason Partners Variable Fundamental Value Portfolio


     Legg Mason Partners Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:


     Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I)

     Legg Mason Partners Variable Money Market Portfolio



MET INVESTORS SERIES TRUST


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Legg Mason Value Equity Portfolio


     Met/AIM Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio*


     Van Kampen Mid Cap Growth Portfolio



* This portfolio is not available for investment prior to May 4, 2009. If you select the Comstock Portfolio of Van Kampen Life Investment Trust on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Van Kampen Comstock Portfolio of Met Investors Series Trust (the "Replacement Portfolio") because the Comstock Portfolio is being replaced by the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Comstock Portfolio of Van Kampen Life Investment Trust on your application.




METROPOLITAN SERIES FUND, INC. (CLASS B)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser of the portfolio available under the contract.) The following Class B portfolio is available under the contract:


     Western Asset Management U.S. Government Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following Service Share portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following Class I or Class II, as noted, portfolios are available under the contract:


     Equity and Income Portfolio (Class II)

     U.S. Mid Cap Value Portfolio (Class II)

     U.S. Real Estate Portfolio (Class I)



VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)


Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Growth and Income Portfolio




LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolio is available under the contract. Legg Mason Partners Fund Adviser is the investment adviser to the portfolio. Legg Mason Partners Fund Adviser has engaged a subadviser to provide investment advice for the investment portfolio. (See Appendix B for the name of the subadviser.)



     Legg Mason Partners Variable Lifestyle Allocation 85%


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. Global Real Estate Fund, the AIM V.I. International Growth Fund, the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the Franklin Small Cap Value Securities Fund, the Templeton Global Bond Securities Fund, the Templeton Growth Securities Fund, the Legg Mason Partners Variable Small Cap Growth Portfolio, the Legg Mason Partners Variable Global High Yield Bond Portfolio, the Met/AIM Small Cap Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, and the Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging program (DCA) as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

   Assume that you want your initial purchase payment split between two investment portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Met/AIM Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Met/AIM Small Cap Growth Portfolio to increase those holdings to 60%.



ASSET ALLOCATION MODELS

We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of investment portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying investment portfolios.


The selling firm with which your financial representative is associated makes the asset allocation models available to its registered representatives for use with customers. Your representative can assist you in selecting a model and which investment portfolios to use to implement the model. It is up to you and your representative, however, to decide if you want to allocate your contract value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the investment portfolio allocations, these selections will remain unchanged until you elect to revise the investment portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment Options
- Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.


Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your representative or selling firm periodically to assess whether reallocating your account value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the investment portfolio allocations. Unless you or your registered representative (or selling firm) initiates a change, your current allocation will continue in effect.


The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).




MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each investment portfolio. This charge may be reduced based on the amount of your initial purchase payment or, as described below, the total amount of purchase payments made in the first contract year, as shown in the following table:




   Estimated/Total
  Purchase Payments             Mortality and
      in First Contract Year    Expense Charge
------------------------------  ------------------
$0 - 99,999                     1.20%
$100,000 - 249,999              1.05%
$250,000 - 499,999              0.95%
$500,000 or more                0.80%

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


HOW TO REDUCE THE MORTALITY AND EXPENSE CHARGE. If you anticipate making significant amounts of purchase payments after the initial purchase payment but during the first contract year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of purchase payments you intend to make during the first contract year. We will assess the daily mortality and expense charge during the first contract year based on the total amount of purchase payments you have indicated you intend to make during the first contract year. You are not obligated to reach your purchase payment goal. If you do not reach your purchase payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of purchase payments actually made during the first contract year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first contract year.


IT IS IMPORTANT TO UNDERSTAND THAT ADDITIONAL PURCHASE PAYMENTS MADE AFTER THE FIRST CONTRACT YEAR WILL NOT LOWER YOUR MORTALITY AND EXPENSE CHARGE. FURTHERMORE, WHILE WE MAY INCREASE YOUR MORTALITY AND EXPENSE CHARGE IF YOU DO NOT REACH YOUR PURCHASE PAYMENT GOAL, WE WILL NOT LOWER THE CHARGE IF YOUR ACTUAL PURCHASE PAYMENTS EXCEED THE AMOUNT YOU INDICATED. THEREFORE, YOU SHOULD CAREFULLY CONSIDER THE AMOUNT OF PURCHASE PAYMENTS YOU INTEND TO MAKE DURING THE FIRST CONTRACT YEAR AND ENTER THAT AMOUNT ON YOUR APPLICATION. BY UNDERESTIMATING THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR, YOU MAY PAY A HIGHER MORTALITY AND EXPENSE CHARGE FOR THE DURATION OF YOUR CONTRACT THAN IF YOU ACCURATELY ESTIMATE THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR.


If you elect to apply your account value to an annuity option (see "Annuity Payments (The Income Phase)") prior to the first contract anniversary and you have not reached your purchase payment goal, the mortality and expense charge applied during the income phase will be increased to the charge that corresponds to the total purchase payments received prior to the annuity date.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGE. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:





      Annual Step-Up Death Benefit        0.15%

      Additional Death Benefit -
Earnings
  Preservation Benefit                    0.25%


ACCOUNT FEE



During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if the account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, a pro rata monthly charge will be collected out of the annuity payment, regardless of the size of your contract.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two different versions of the GWB under this contract: GWB I and Lifetime Withdrawal Guarantee. If you elect either GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of GWB I") on the applicable contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.



The GWB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.



If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") equals zero.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from       Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         7
  3                                         6
  4                                         5
  5                                         4
  6                                         3
  7                                         2
  8 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We may make a deduction from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.



Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a Guaranteed Withdrawal Benefit rider, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee rider)that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.



A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments. (You cannot, however, make transfers from a fixed annuity payment option to the investment portfolios.)


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the

Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT


We offer an optional Guaranteed Withdrawal Benefit (GWB) rider for an additional charge. There are two versions of the GWB under this contract:



o  the GWB I



o  the Lifetime Withdrawal Guarantee



The version(s) available with your contract will depend on which version(s) have been approved in your state. Additionally, there may be versions of each rider that vary by issue date. Please check with your registered representative regarding which version(s) are available in your state. If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 81. Once elected, the GWB cannot be terminated except as stated below in the description of each version of the GWB.



Each version of the GWB guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. (See section E of Appendix D.) Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee Rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below and section F of Appendix D.)


THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses - Withdrawal Charge.") The withdrawal charge is deducted from the Benefit Base or Remaining Guaranteed Withdrawal Amount.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND

CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.


o IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


o IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first eight years following receipt of the applicable purchase payment.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (FOR GWB I) OR REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (FOR GWB I) OR REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


DESCRIPTION OF GWB I


In marketing or other materials, we may refer to the GWB I as the "GWB" or the "Guaranteed Withdrawal Benefit."


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial purchase payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o  Increased by each subsequent purchase payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


(See section A of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and
(2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections B and C of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section D of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your account value (whatever account value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB I rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE



The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the GWB I rider:



o Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.


o Automatic Annual Step-Ups. In contrast to the GWB I rider, which does not offer a reset, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).


o Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The GWB I rider offers only one opportunity to cancel the rider (within 90 days after the fifth contract anniversary).


In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. IF, HOWEVER, A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL BE REDUCED BY AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT).


5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are each increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section G of Appendix D.) The 5% increase described in this section will be made before any step-ups as described under "Automatic Annual Step-Up" below.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE 5% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See "Federal Income Tax Status - Withdrawals.")



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the excessive withdrawal did not cause your account value to drop to zero.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year. (See section F of Appendix D.)


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up will:


o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $5,000,000;


o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up; and


o reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the step-up, up to a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section H of Appendix D.)


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                           ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 1.25% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit - Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version.


For contracts issued before May 4, 2009, the current charge for the Joint Life version of the Lifetime Withdrawal Guarantee rider is 0.85%.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed;

     you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);



(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value;
(2) your account value is insufficient to pay the

Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the GWB I rider is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Prinicipal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more of these optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix E for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix E for examples of the Annual Step-Up death benefit rider.)



ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)    is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.




            Benefit Percentage
Issue Age                       Percentage
----------------------------   -----------
  Ages 69 or younger                40%
  Ages 70-79                        25%
  Age 80                             0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date death. For qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death.



If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits-Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS USA



MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006,

MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors USA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.35% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Bond Fund, American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.

SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments to selling firms is 6% of purchase payments, along with annual trail commissions up to 0.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement.


The commission rate paid to selling firms is determined by the estimated first year purchase payments, or in certain circumstances total purchase payments made in the first contract year. The dollar amount of your estimated first year purchase payments, or in certain circumstances total purchase payments made in the first contract year, will determine your mortality and expense charge for the duration of your contract (see "Expenses - Product Charges - Mortality and Expense Charge"). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.


As described in Expenses - Product Charges - Mortality and Expense Charge, the mortality and expense charge paid during the first contract year is determined at contract issue based on your estimate of the total purchase payments to be made during the first contract year. If actual purchase payments made during the first contract year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent contract years. However, if actual purchase payments made during the first contract year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated purchase payments, no adjustment will be made. AS A RESULT, THE RATE OF COMPENSATION PAID ON PURCHASE PAYMENTS WILL BE HIGHEST WHEN YOUR ESTIMATE FALLS INTO THE RANGE OF DOLLAR AMOUNTS CORRESPONDING TO THE HIGHEST MORTALITY AND EXPENSE CHARGE, REGARDLESS OF ACTUAL PURCHASE PAYMENTS MADE.


Please note that if your estimated total purchase payments during the first contract year are just below one of the threshold dollar amounts set out in the table under "Expenses-Product Charges-Mortality and Expense Charge," the rate of commission will be higher than if your initial purchase payment or your estimated purchase payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total purchase payments in the first contract year are $99,999 is higher than if your estimated total purchase payments in the first contract year are $100,000. In addition, any purchase payments in excess of your estimated total purchase payments during the first contract year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total purchase payments during the first contract year.


Also, because purchase payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all purchase payments were made during the first contract year and the total amount of purchase payments qualified you for a lower mortality and expense charge.


We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with

Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -"Distribution" for a list of selling firms that received compensation during 2008, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       11.114266          9.626692        56,435.9895
   01/01/2008                             to  12/31/2008        9.626692          5.249851       146,198.2840
=============                            ==== ==========      ==========        ==========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       29.753666         29.934187       129,840.3669
   01/01/2008                             to  12/31/2008       29.934187         17.562589       544,184.4888
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       15.858831         15.940133       128,998.6878
   01/01/2008                             to  12/31/2008       15.940133         14.255719       592,501.7816
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       28.686027         29.484154       166,921.3288
   01/01/2008                             to  12/31/2008       29.484154         17.920831       685,887.9723
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       35.180443         35.509401        55,247.2949
   01/01/2008                             to  12/31/2008       35.509401         16.281942       298,704.8026
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      179.318909        178.738032        72,731.5471
   01/01/2008                             to  12/31/2008      178.738032         98.796499       312,850.6487
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      127.143698        121.479197        49,142.3863
   01/01/2008                             to  12/31/2008      121.479197         74.484569       179,109.1709
=============                            ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   06/01/2007                             to  12/31/2007       44.918402         47.770761        71,282.4137
   01/01/2008                             to  12/31/2008       47.770761         27.044504       421,439.6248
=============                            ==== ==========       =========         =========       ============
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   06/01/2007                             to  12/31/2007       40.842155         41.378549        74,795.4321
   01/01/2008                             to  12/31/2008       41.378549         24.653365       383,404.0460
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       48.762367         46.699971       144,111.9389
   01/01/2008                             to  12/31/2008       46.699971         32.408457       439,125.2439
=============                            ==== ==========       =========         =========       ============
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       10.246568          8.771291        61,266.8173
   01/01/2008                             to  12/31/2008        8.771291          5.796158       286,385.3998
=============                            ==== ==========       =========         =========       ============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       26.240217         24.347239       194,774.7417
   01/01/2008                             to  12/31/2008       24.347239         15.106154       643,241.5020
=============                            ==== ==========       =========         =========       ============
 TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       12.240901         12.718040        97,223.6756
   01/01/2008                             to  12/31/2008       12.718040         13.325798       511,624.2085
=============                            ==== ==========       =========         =========       ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       14.887589         14.033818       151,813.5214
   01/01/2008                             to  12/31/2008       14.033818          7.985241       525,074.9280
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       15.657089         14.771665       310,139.8536
   01/01/2008                             to  12/31/2008       14.771665          8.684507       877,887.7594
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       34.157584         34.141067       114,895.6415
   01/01/2008                             to  12/31/2008       34.141067         23.808695       396,642.4198
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.774482         15.084222         6,196.1600
   01/01/2008                             to  12/31/2008       15.084222          9.678937       353,627.7805
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       38.382457         35.654217       118,021.1065
   01/01/2008                             to  12/31/2008       35.654217         22.308557       302,021.7879
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       16.641527         15.713307         306,197.3429
   01/01/2008                             to  12/31/2008       15.713307          9.701558         829,686.0159
=============                            ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       17.474651         17.175135          29,122.1154
   01/01/2008                             to  12/31/2008       17.175135         10.046098         138,940.8307
=============                            ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       17.472548         16.565603         102,205.3817
   01/01/2008                             to  12/31/2008       16.565603         11.305325         224,935.3830
=============                            ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       13.564491         13.835434         153,367.6427
   01/01/2008                             to  12/31/2008       13.835434         14.004883         822,378.9923
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       12.042449         10.372627         427,378.3028
   01/01/2008                             to  12/31/2008       10.372627          4.644177       1,521,800.9408
=============                            ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       16.488650         16.399946          10,874.6341
   01/01/2008                             to  12/31/2008       16.399946          9.280102          43,359.5651
=============                            ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.706675         16.081855          25,947.6947
   01/01/2008                             to  12/31/2008       16.081855          9.721020          60,278.0076
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       11.733425         14.127557          69,904.0976
   01/01/2008                             to  12/31/2008       14.127557          6.197852         448,774.8619
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       17.635745         17.974290          72,693.7584
   01/01/2008                             to  12/31/2008       17.974290         10.220113         282,941.0861
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       10.024980         10.355931         150,190.5441
   01/01/2008                             to  12/31/2008       10.355931          5.523112         578,719.4985
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       21.699888         20.531924          21,618.3489
   01/01/2008                             to  12/31/2008       20.531924         13.604457         289,852.3745
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       19.299449         19.944234         406,264.6248
   01/01/2008                             to  12/31/2008       19.944234         17.562540       1,426,392.3168
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       12.470755         13.134798         144,237.7573
   01/01/2008                             to  12/31/2008       13.134798          6.899890         503,187.3770
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       21.190896         20.336557          39,373.9603
   01/01/2008                             to  12/31/2008       20.336557         11.925839         117,435.8209
=============                            ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.294475         16.704186          57,928.3203
   01/01/2008                             to  12/31/2008       16.704186         16.391910         335,937.9616
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   07/13/2007                             to  12/31/2007       19.657622         17.013951         163,383.4664
   01/01/2008                             to  12/31/2008       17.013951         10.405945         631,577.4392
=============                            ==== ==========       =========         =========       ==============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       37.259084         33.726846          63,805.4757
   01/01/2008                             to  12/31/2008       33.726846         22.040453         166,683.1217
=============                            ==== ==========       =========         =========       ==============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       16.090299         15.336630         863,621.2217
   01/01/2008                             to  12/31/2008       15.336630         11.698654       2,344,585.9063
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       11.693987         11.002300         102,070.3716
   01/01/2008                             to  12/31/2008       11.002300          6.358307         372,167.3809
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       60.429647         46.787784          58,317.9574
   01/01/2008                             to  12/31/2008       46.787784         28.665633         151,290.9798
=============                            ==== ==========       =========         =========       ==============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       17.322642         15.462835         365,227.4497
   01/01/2008                             to  12/31/2008       15.462835          9.793233         918,010.0763
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       28.234608         26.136393         218,556.9271
   01/01/2008                             to  12/31/2008       26.136393         17.479358         749,520.8083
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       11.091896          9.584880         5,222.3262
   01/01/2008                             to  12/31/2008        9.584880          5.206042        11,118.6975
=============                            ==== ==========      ==========        ==========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       28.124128         28.228762         6,027.9910
   01/01/2008                             to  12/31/2008       28.228762         16.495535        30,293.9452
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       15.231408         15.273800         4,511.0496
   01/01/2008                             to  12/31/2008       15.273800         13.605088        25,464.7597
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       27.550474         28.250986        83,800.4324
   01/01/2008                             to  12/31/2008       28.250986         17.102388       117,187.8489
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       33.923925         34.161290         5,080.5960
   01/01/2008                             to  12/31/2008       34.161290         15.600850        18,480.4145
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      163.346515        162.437605        34,246.6916
   01/01/2008                             to  12/31/2008      162.437605         89.425899        51,245.3838
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      115.820347        110.402198        33,266.7373
   01/01/2008                             to  12/31/2008      110.402198         67.420973        43,093.1787
=============                            ==== ==========      ==========        ==========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   06/01/2007                             to  12/31/2007       42.740883         45.349008        27,915.1354
   01/01/2008                             to  12/31/2008       45.349008         25.570354        60,949.0461
=============                            ==== ==========      ==========        ==========       ============
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   06/01/2007                             to  12/31/2007       39.488350         39.913655        10,875.8671
   01/01/2008                             to  12/31/2008       39.913655         23.685111        28,549.5368
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       45.310310         43.292716        36,236.5909
   01/01/2008                             to  12/31/2008       43.292716         29.923443        38,943.7364
=============                            ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       10.245337          8.749759         2,509.8093
   01/01/2008                             to  12/31/2008        8.749759          5.758713        17,051.1709
=============                            ==== ==========       =========         =========       ============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       25.154258         23.285169        18,976.8043
   01/01/2008                             to  12/31/2008       23.285169         14.389203        35,203.1099
=============                            ==== ==========       =========         =========       ============
 TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       11.836211         12.268908         3,840.8145
   01/01/2008                             to  12/31/2008       12.268908         12.803735        18,619.5791
=============                            ==== ==========       =========         =========       ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       19.797681         18.618787        16,524.1189
   01/01/2008                             to  12/31/2008       18.618787         10.551561        25,553.1133
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       14.264256         13.426204       125,965.5309
   01/01/2008                             to  12/31/2008       13.426204          7.861783       167,045.4045
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       32.462380         32.371025        24,367.5102
   01/01/2008                             to  12/31/2008       32.371025         22.483750        44,991.5418
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.475180         14.770706         4,628.7963
   01/01/2008                             to  12/31/2008       14.770706          9.439734        30,077.4997
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       36.521987         33.846845        28,167.8982
   01/01/2008                             to  12/31/2008       33.846845         21.092663        42,665.0512
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       15.968262         15.042419        16,363.8165
   01/01/2008                             to  12/31/2008       15.042419          9.250064        28,415.9346
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       14.488874         14.207315        27,355.7954
   01/01/2008                             to  12/31/2008       14.207315          8.276779        27,604.9719
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       16.848743         15.936923        23,078.2678
   01/01/2008                             to  12/31/2008       15.936923         10.832668        20,439.2972
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       12.944016         13.171785           90,092.8513
   01/01/2008                             to  12/31/2008       13.171785         13.279719          125,665.8278
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       11.966408         10.283068          381,548.3832
   01/01/2008                             to  12/31/2008       10.283068          4.585552          554,297.9649
=============                            ==== ==========       =========         =========        ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       15.737679         15.616502            1,424.1562
   01/01/2008                             to  12/31/2008       15.616502          8.801294            2,347.6515
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.333578         15.686028        1,054,768.7555
   01/01/2008                             to  12/31/2008       15.686028          9.443675          868,227.7341
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       11.682217         14.033128          553,272.4136
   01/01/2008                             to  12/31/2008       14.033128          6.131668          684,455.5441
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       17.223262         17.512947        1,754,022.5344
   01/01/2008                             to  12/31/2008       17.512947          9.917813        1,735,239.5436
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007        9.790523         10.090152        3,069,690.3843
   01/01/2008                             to  12/31/2008       10.090152          5.359740        2,538,996.6980
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       20.573499         19.420751           11,427.4762
   01/01/2008                             to  12/31/2008       19.420751         12.816556           24,226.0713
=============                            ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       18.693284         19.272788           54,287.9365
   01/01/2008                             to  12/31/2008       19.272788         16.903303           73,465.0731
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       12.160601         12.778253           18,745.2155
   01/01/2008                             to  12/31/2008       12.778253          6.685618           47,725.4026
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       20.339570         19.474022            5,272.0906
   01/01/2008                             to  12/31/2008       19.474022         11.374184           13,012.4459
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       15.494184         15.846744         173,390.5817
   01/01/2008                             to  12/31/2008       15.846744         15.488235         312,325.8107
=============                            ==== ==========       =========         =========         ============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   07/13/2007                             to  12/31/2007       19.191607         16.579455           7,436.2631
   01/01/2008                             to  12/31/2008       16.579455         10.099473          34,742.6750
=============                            ==== ==========       =========         =========         ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       35.476112         32.037982           7,803.4288
   01/01/2008                             to  12/31/2008       32.037982         20.852721          18,612.1810
=============                            ==== ==========       =========         =========         ============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       15.829456         15.052812         137,756.4952
   01/01/2008                             to  12/31/2008       15.052812         11.436107         209,383.6035
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       11.670200         10.954306           9,132.8760
   01/01/2008                             to  12/31/2008       10.954306          6.305142          34,180.7065
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       31.408190         24.261048          19,996.2851
   01/01/2008                             to  12/31/2008       24.261048         14.804255          39,348.9062
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       16.419356         14.622328          60,216.7462
   01/01/2008                             to  12/31/2008       14.622328          9.223715          83,569.9314
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       15.238992         14.073615          36,387.4908
   01/01/2008                             to  12/31/2008       14.073615          9.374292          97,488.9618
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund, Inc.:
Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) and BlackRock Legacy Large Cap Growth Portfolio (Class A) (closed effective May 4, 2009).


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Van Kampen Comstock Portfolio (Class B). If you select the Van Kampen Life Investment
Trust: Comstock Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Met Investors Series Trust: Van Kampen Comstock Portfolio (the "Replacement Portfolio") because the Comstock Portfolio is being replaced by the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Van Kampen Life Investment Trust: Comstock Portfolio on your application.


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund, Inc.:
BlackRock Legacy Large Cap Growth Portfolio (Class A). If you select the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (the "Replacement Portfolio") because the Met/AIM Capital Appreciation Portfolio is being merged into the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Met/AIM Capital Appreciation Portfolio on your application.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (SERIES II)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:


AIM V.I. GLOBAL REAL ESTATE FUND



SUBADVISERS: Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited



INVESTMENT OBJECTIVE: The AIM V.I. Global Real Estate Fund seeks to achieve high total return through growth of capital and current income.


AIM V.I. INTERNATIONAL GROWTH FUND



SUBADVISERS: Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited



INVESTMENT OBJECTIVE: The AIM V.I. International Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS BOND FUND


INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks capital appreciation and income.

FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS


The Fidelity (Reg. TM) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Managment & Research Company is the investment manager. The following portfolios are available under the contract:


CONTRAFUND (Reg. TM) PORTFOLIO (SERVICE CLASS)


SUBADVISERS: FMR Co., Inc. and Fidelity Research & Analysis Company


INVESTMENT OBJECTIVE: The Contrafund (Reg. TM) Portfolio seeks long-term capital appreciation.



MID CAP PORTFOLIO (SERVICE CLASS 2)



SUBADVISERS: FMR Co., Inc. and Fidelity Research & Analysis Company



INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund and Templeton Global Bond Securities Fund; Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:



FRANKLIN INCOME SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.


FRANKLIN SMALL CAP VALUE SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Small Cap Value Securities Fund seeks long-term total return.


MUTUAL SHARES SECURITIES FUND


INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.



TEMPLETON GLOBAL BOND SECURITIES FUND (formerly Templeton Global Income Securities Fund)


INVESTMENT OBJECTIVE: The Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.



TEMPLETON GROWTH SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Growth Securities Fund seeks long-term capital growth.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)


Legg Mason Partners Variable Equity Trust is a trust that consists of multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio and ClearBridge Advisors, LLC is the subadviser to each of the following portfolios, with the exception of the Legg Mason Partners Variable Capital and Income Portfolio, for which ClearBridge Advisors, LLC, Western Asset Management Company, and Western Asset Management Company Limited serve as subadvisers. The following Class I or, as noted, Class II portfolios are available under the contract:



LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Aggressive Growth Portfolio seeks capital apprecation.


LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.


LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO (CLASS II)


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Capital and Income Portfolio seeks total return (that is, a combination of income and long-term capital appreciation).


LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Fundamental Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Small Cap Growth Portfolio seeks long-term growth of capital.



LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust that consists of multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)


SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited.



INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.



LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO


SUBADVISER: Western Asset Management Company.



INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Money Market Portfolio seeks to maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1.00 share price. Of course, there is no assurance that the fund will achieve its objective.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is managed by MetLife Advisers, LLC, (MetLife Advisers) which is an affiliate of MetLife Investors USA. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:



LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.



MET/AIM SMALL CAP GROWTH PORTFOLIO



SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



VAN KAMPEN COMSTOCK PORTFOLIO*



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


* This portfolio is not available for investment prior to May 4, 2009. If you select the Comstock Portfolio of Van Kampen Life Investment Trust on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Van Kampen Comstock Portfolio of Met Investors Series Trust (the "Replacement Portfolio") because the Comstock Portfolio is being replaced by the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Comstock Portfolio of Van Kampen Life Investment Trust on your application.


VAN KAMPEN MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Mid Cap Growth Portfolio seeks capital appreciation.



METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to each portfolio. The following Class B portfolio is available under the contract:



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with mulitple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following Service Shares portfolio is available under the contract:


OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA


INVESTMENT OBJECTIVE: The Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA seeks capital appreciation to make your invesment grow. It emphasizes investments in common stocks of companies with small market capitalizations.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO



INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following portfolios are available under the contract:


EQUITY AND INCOME PORTFOLIO (CLASS II)


INVESTMENT OBJECTIVE: The Equity and Income Portfolio seeks both capital appreciation and current income.


U.S. MID CAP VALUE PORTFOLIO (CLASS II)



INVESTMENT OBJECTIVE: The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.



U.S. REAL ESTATE PORTFOLIO (CLASS I)



INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.




VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)


Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:



GROWTH AND INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Growth and Income Portfolio seeks long-term growth of capital and income.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following single share class portfolio is available under the contract. Legg Mason Partners Fund Adviser is the investment adviser to the portfolio and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolio.


LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain investment portfolios using different names. The following table lists the marketing names and the prospectus names for those investment portfolios that have marketing names.




MARKETING NAME                           PROSPECTUS NAME
--------------------------------------   -----------------------------------------
  Franklin Templeton Mutual Shares       Mutual Shares Securities Fund
  Securities Fund

  Legg Mason Partners Variable           Legg Mason Partners Variable Aggressive
  Aggressive
  Growth                                 Growth Portfolio
  Legg Mason Partners Variable           Legg Mason Partners Variable
  Appreciation                           Appreciation Portfolio
  Legg Mason Partners Variable Capital   Legg Mason Partners Variable Capital and
  and
  Income                                 Income Portfolio
  Legg Mason Partners Variable           Legg Mason Partners Variable
  Fundamental Value                      Fundamental Value Portfolio
  Legg Mason Partners Variable Global    Legg Mason Partners Variable Global
  High Yield Bond                        High Yield Bond Portfolio
  Money Market Portfolio                 Legg Mason Partners Variable Money
                                         Market Portfolio
  Legg Mason Partners Variable Small Cap Legg Mason Partners Variable Small Cap
  Growth                                 Growth Portfolio

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

GUARANTEED WITHDRAWAL BENEFIT


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. Examples A through E below are for GWB I; examples F through H are for the Lifetime Withdrawal Guarantee. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) and the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.


A.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.


C.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


E.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000



LIFETIME WITHDRAWAL GUARANTEE


The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


F.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.


[GRAPHIC APPEARS HERE]









$5000    $5000      $100,000     $100,000    $100,000
$5000     10,000       90,250      95,000     100,000
$5000     15,000     80,987.5      90,000     100,000
$5000     20,000    72,188.13      85,000     100,000
$5000     25,000    63,828.72      80,000     100,000
$5000     30,000    55,887.28      75,000     100,000
$5000     35,000    48,342.92      70,000     100,000
$5000     40,000    41,175.77      65,000     100,000
$5000     45,000    34,366.98      60,000     100,000
$5000     50,000    27,898.63      55,000     100,000
$5000     55,000     21,753.7      50,000     100,000
$5000     60,000    15,916.02      45,000     100,000
$5000     65,000    10,370.22      40,000     100,000
$5000     70,000    5,101.706      35,000     100,000
$5000     75,000     96.62093      30,000     100,000
$5000     80,000            0           0     100,000
$5000     85,000            0           0     100,000
$5000     90,000            0           0     100,000
$5000     95,000            0           0     100,000
$5000    100,000            0           0     100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


G.   5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).


The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).


If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).


[GRAPHIC APPEARS HERE]







 1   $5,000
 2    5,250
 3    5,513
 4    5,788
 5    6,078
 6    6,381
 7    6,700
 8    7,036
 9    7,387
10    7,757
11    8,144



H.   Automatic Annual Step-Ups and 5% Compounding Income Amount (No
                                                                 Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).


[GRAPHIC APPEARS HERE]

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2009              $100,000
   B    Account Value                                 10/1/2010              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2010           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2011              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2011              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2011              $  9,000
   G    Percentage Reduction in Account               10/2/2011                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2011              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2011           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2011              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2009              $100,000
   B    Account Value                                       10/1/2010              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2010           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2011              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2011              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2011              $  9,000
   G    Percentage Reduction in Account                     10/2/2011                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2011              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2011           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2011              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                  PRIMELITE IV


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2009, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2009.


SAI-0509PRIMELITE-IV

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
CUSTODIAN...............................     2
DISTRIBUTION............................     2
     Reduction or Elimination of the         3
  Withdrawal Charge  .
CALCULATION OF PERFORMANCE INFORMATION       4
  .
     Total Return.......................     4
     Historical Unit Values.............     5
     Reporting Agencies.................     5
ANNUITY PROVISIONS......................     5
     Variable Annuity...................     5
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions        7
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     7
CONDENSED FINANCIAL INFORMATION.........     9
FINANCIAL STATEMENTS....................    17

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


The financial statements of MetLife Investors USA Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2008             $357,776,663             $0
2007             $383,205,713             $0
2006             $291,020,505             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2008 ranged from $4,337 to $12,374,522. The amount of commissions paid to selected selling firms during 2008 ranged from $225,409 to $72, 582,379. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2008 ranged from $229,747 to $75,145,911. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Associated Securities Corp.


Centaurus Financial, Inc.

Citigroup Global Markets, Inc.
Compass Brokerage, Inc.
CUSO Financial Sevices, L.P.

Ferris, Baker Watts, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
GunnAllen Financial, Inc.
H. D. Vest Investment Securities, Inc.

Infinex Investments, Inc.

InterSecurities, Inc.

Investment Professionals, Inc.

Janney Montgomery Scott, LLC
J. P. Turner & Company
Key Investment Services LLC

Lincoln Financial Advisors

Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
Merrill Lynch Insurance Group

Morgan Keegan & Company, Inc.

Morgan Stanley & Co., Inc.

Mutual Service Corporation
National Planning Holdings

National Securities Corp

NEXT Financial Group

NFP Securities, Inc.
Planning Corporation of America

PNC Investments

Primerica

Securities America, Inc.
Sigma Financial Corporation

Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
United Planners Financial Services of America

UVEST Financial Services Group, Inc.
Valmark Securities

Wall Street Financial Group

Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.

Woodbury Financial Services



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY



A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.




MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax adviser before waiving your 2009 required minimum distribution payment.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                             ACCUMULATION      ACCUMULATION           NUMBER OF
                                                            UNIT VALUE AT     UNIT VALUE AT         ACCUMULATION
                                                             BEGINNING OF         END OF        UNITSBROUTSTANDING AT
                                                                PERIOD            PERIOD            END OF PERIOD
                                                           ---------------   ---------------   ----------------------
   AIM VARIABLE INSURANCE FUNDS
   AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       11.105873          9.610993            33,557.6113
   01/01/2008                             to  12/31/2008        9.610993          5.233377           102,905.4990
=============                            ==== ==========      ==========        ==========           ============
   AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       29.131907         29.283001            74,328.0478
   01/01/2008                             to  12/31/2008       29.283001         17.154630           391,037.7999
=============                            ==== ==========      ==========        ==========           ============
   AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
   AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       15.620612         15.686957            73,710.0820
   01/01/2008                             to  12/31/2008       15.686957         14.008187           376,159.6719
=============                            ==== ==========      ==========        ==========           ============
   AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       28.254422         29.015128           424,687.2766
   01/01/2008                             to  12/31/2008       29.015128         17.609165           787,542.1634
=============                            ==== ==========      ==========        ==========           ============
   AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       34.703961         34.997813            34,965.6485
   01/01/2008                             to  12/31/2008       34.997813         16.023138           230,040.2873
=============                            ==== ==========      ==========        ==========           ============
   AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      173.153759        172.441755           169,394.0165
   01/01/2008                             to  12/31/2008      172.441755         95.172443           347,976.8550
=============                            ==== ==========      ==========        ==========           ============
   AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      122.772952        117.200478           152,251.5616
   01/01/2008                             to  12/31/2008      117.200478         71.752703           245,720.6441
=============                            ==== ==========      ==========        ==========           ============
   FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   06/01/2007                             to  12/31/2007       44.089264         46.847957            33,117.4963
   01/01/2008                             to  12/31/2008       46.847957         26.482056           267,233.8791
=============                            ==== ==========      ==========        ==========           ============

                                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                             ACCUMULATION      ACCUMULATION           NUMBER OF
                                                            UNIT VALUE AT     UNIT VALUE AT         ACCUMULATION
                                                             BEGINNING OF         END OF        UNITSBROUTSTANDING AT
                                                                PERIOD            PERIOD            END OF PERIOD
                                                           ---------------   ---------------   ----------------------
   VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   06/01/2007                             to  12/31/2007       40.329047         40.822935            184,796.9702
   01/01/2008                             to  12/31/2008       40.822935         24.285647            422,245.3471
=============                            ==== ==========       =========         =========          ==============
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       47.435640         45.389592            439,726.9453
   01/01/2008                             to  12/31/2008       45.389592         31.451639            547,864.3760
=============                            ==== ==========       =========         =========          ==============
   FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       10.246107          8.763209             57,883.7742
   01/01/2008                             to  12/31/2008        8.763209          5.782082            202,797.0287
=============                            ==== ==========       =========         =========          ==============
   MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       25.827453         23.943267            630,107.5257
   01/01/2008                             to  12/31/2008       23.943267         14.833109            820,093.2822
=============                            ==== ==========       =========         =========          ==============
   TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       12.087570         12.547746             54,976.2981
   01/01/2008                             to  12/31/2008       12.547746         13.127592            302,522.1659
=============                            ==== ==========       =========         =========          ==============
   TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       19.999806         18.836352            449,253.2704
   01/01/2008                             to  12/31/2008       18.836352         10.701719            596,545.0521
=============                            ==== ==========       =========         =========          ==============
   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       14.446146         13.617269          2,128,036.2476
   01/01/2008                             to  12/31/2008       13.617269          7.993738          2,363,710.9257
=============                            ==== ==========       =========         =========          ==============
   LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       33.754839         33.708989            654,054.5286
   01/01/2008                             to  12/31/2008       33.708989         23.471944            758,215.7347
=============                            ==== ==========       =========         =========          ==============
   LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.661516         14.965870            178,999.6648
   01/01/2008                             to  12/31/2008       14.965870          9.588519            409,674.6433
=============                            ==== ==========       =========         =========          ==============
   LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       37.774716         35.058950            691,438.9220
   01/01/2008                             to  12/31/2008       35.058950         21.903014            754,612.0832
=============                            ==== ==========       =========         =========          ==============
   LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       16.385746         15.458245            216,103.7206
   01/01/2008                             to  12/31/2008       15.458245          9.529688            721,004.0867
=============                            ==== ==========       =========         =========          ==============

                                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                             ACCUMULATION      ACCUMULATION           NUMBER OF
                                                            UNIT VALUE AT     UNIT VALUE AT         ACCUMULATION
                                                             BEGINNING OF         END OF        UNITSBROUTSTANDING AT
                                                                PERIOD            PERIOD            END OF PERIOD
                                                           ---------------   ---------------   ----------------------
   LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       14.673620         14.409486             71,717.4425
   01/01/2008                             to  12/31/2008       14.409486          8.415694            155,048.4932
=============                            ==== ==========       =========         =========          ==============
   LEGG MASON PARTNERS VARIABLE INCOME TRUST
   LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       17.235934         16.326966            492,150.9948
   01/01/2008                             to  12/31/2008       16.326966         11.125682            464,594.9963
=============                            ==== ==========       =========         =========          ==============
   LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       13.370454         13.625588          1,027,462.5952
   01/01/2008                             to  12/31/2008       13.625588         13.771720          1,645,786.4151
=============                            ==== ==========       =========         =========          ==============
   MET INVESTORS SERIES TRUST
   LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       12.013875         10.338948            343,368.8306
   01/01/2008                             to  12/31/2008       10.338948          4.622100          1,172,425.6819
=============                            ==== ==========       =========         =========          ==============
   MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       16.202871         16.101595             32,950.9010
   01/01/2008                             to  12/31/2008       16.101595          9.097531             50,625.9949
=============                            ==== ==========       =========         =========          ==============
   MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.591667         15.957165            712,915.0942
   01/01/2008                             to  12/31/2008       15.957165          9.631096            686,333.4262
=============                            ==== ==========       =========         =========          ==============
   MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       11.714194         14.092068            222,274.4968
   01/01/2008                             to  12/31/2008       14.092068          6.172943            573,951.4555
=============                            ==== ==========       =========         =========          ==============
   MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       17.506936         17.827392            981,756.7932
   01/01/2008                             to  12/31/2008       17.827392         10.121297          1,102,778.8241
=============                            ==== ==========       =========         =========          ==============
   OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007        9.951851         10.271393          2,041,909.8369
   01/01/2008                             to  12/31/2008       10.271393          5.469755          2,032,539.1654
=============                            ==== ==========       =========         =========          ==============
   PIONEER FUND SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       21.270403         20.107934            107,741.5402
   01/01/2008                             to  12/31/2008       20.107934         13.303436            301,094.5251
=============                            ==== ==========       =========         =========          ==============
   PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       19.307089         19.934673          1,126,454.2201
   01/01/2008                             to  12/31/2008       19.934673         17.527708          1,721,868.9017
=============                            ==== ==========       =========         =========          ==============

                                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                             ACCUMULATION      ACCUMULATION           NUMBER OF
                                                            UNIT VALUE AT     UNIT VALUE AT         ACCUMULATION
                                                             BEGINNING OF         END OF        UNITSBROUTSTANDING AT
                                                                PERIOD            PERIOD            END OF PERIOD
                                                           ---------------   ---------------   ----------------------
   VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       12.353413         12.999819             80,600.8571
   01/01/2008                             to  12/31/2008       12.999819          6.818674            371,606.3231
=============                            ==== ==========       =========         =========          ==============
   METROPOLITAN SERIES FUND, INC.
   OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       20.867510         20.008676            125,791.6470
   01/01/2008                             to  12/31/2008       20.008676         11.715866            161,990.0578
=============                            ==== ==========       =========         =========          ==============
   WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       15.989609         16.377312            269,307.2655
   01/01/2008                             to  12/31/2008       16.377312         16.046974            536,344.0675
=============                            ==== ==========       =========         =========          ==============
   OPPENHEIMER VARIABLE ACCOUNT FUNDS
   OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   07/13/2007                             to  12/31/2007       19.481583         16.849721             93,288.6996
   01/01/2008                             to  12/31/2008       16.849721         10.289949            447,608.7535
=============                            ==== ==========       =========         =========          ==============
   PIONEER VARIABLE CONTRACTS TRUST
   PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       36.580105         33.083240            157,281.3772
   01/01/2008                             to  12/31/2008       33.083240         21.587248            241,423.7534
=============                            ==== ==========       =========         =========          ==============
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       15.991975         15.229567          2,700,706.2411
   01/01/2008                             to  12/31/2008       15.229567         11.599483          3,218,637.8266
=============                            ==== ==========       =========         =========          ==============
   VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       11.685060         10.984276             47,116.1543
   01/01/2008                             to  12/31/2008       10.984276          6.338311            255,906.9780
=============                            ==== ==========       =========         =========          ==============
   VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       31.886672         24.666676            481,513.9527
   01/01/2008                             to  12/31/2008       24.666676         15.089759            569,118.0022
=============                            ==== ==========       =========         =========          ==============
   VAN KAMPEN LIFE INVESTMENT TRUST
   VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       16.696825         14.891154          1,300,816.8174
   01/01/2008                             to  12/31/2008       14.891154          9.416936          1,594,351.7490
=============                            ==== ==========       =========         =========          ==============
   VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       15.496513         14.332350            901,368.2449
   01/01/2008                             to  12/31/2008       14.332350          9.570657          1,502,041.5173
=============                            ==== ==========       =========         =========          ==============

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       11.100281          9.600539         6,586.0863
   01/01/2008                             to  12/31/2008        9.600539          5.222427         5,999.0797
=============                            ==== ==========      ==========        ==========        ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   06/01/2007                             to  12/31/2007       28.724535         28.856664        11,445.2329
   01/01/2008                             to  12/31/2008       28.856664         16.887895        34,075.3168
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       15.463752         15.520371         7,976.4697
   01/01/2008                             to  12/31/2008       15.520371         13.845537        22,941.4967
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       27.970670         28.706979        12,032.6216
   01/01/2008                             to  12/31/2008       28.706979         17.404655        34,064.1608
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       34.389818         34.660775         6,104.5591
   01/01/2008                             to  12/31/2008       34.660775         15.852873        17,358.4207
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      169.161554        168.367642         5,164.3769
   01/01/2008                             to  12/31/2008      168.367642         92.830501        18,776.2018
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007      119.942784        114.431939         2,291.5023
   01/01/2008                             to  12/31/2008      114.431939         69.987358        14,748.3575
=============                            ==== ==========      ==========        ==========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   06/01/2007                             to  12/31/2007       43.544689         46.242310         4,883.5581
   01/01/2008                             to  12/31/2008       46.242310         26.113424        22,874.0653
=============                            ==== ==========      ==========        ==========        ===========
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   06/01/2007                             to  12/31/2007       39.990779         40.456907         7,136.8052
   01/01/2008                             to  12/31/2008       40.456907         24.043718        23,937.2823
=============                            ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       46.573685         44.538809         5,725.6659
   01/01/2008                             to  12/31/2008       44.538809         30.831141        14,199.1032
=============                            ==== ==========      ==========        ==========        ===========

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       10.245799          8.757826         6,120.0630
   01/01/2008                             to  12/31/2008        8.757826          5.772724        23,370.5566
=============                            ==== ==========       =========         =========        ===========
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       25.556001         23.677788         7,537.6307
   01/01/2008                             to  12/31/2008       23.677788         14.653907        21,113.7426
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       11.986393         12.435459         1,533.8094
   01/01/2008                             to  12/31/2008       12.435459         12.997081        14,979.4289
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   06/01/2007                             to  12/31/2007       14.578041         13.721976         9,311.3541
   01/01/2008                             to  12/31/2008       13.721976          7.788197        22,983.1392
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       14.373103         13.540508        29,124.6119
   01/01/2008                             to  12/31/2008       13.540508          7.940688        73,924.1231
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       33.231726         33.167224         7,951.5273
   01/01/2008                             to  12/31/2008       33.167224         23.071516        27,205.1846
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.586685         14.887486             0.0000
   01/01/2008                             to  12/31/2008       14.887486          9.528721        17,295.0246
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       37.268480         34.568918        13,800.4341
   01/01/2008                             to  12/31/2008       34.568918         21.575166        19,448.4631
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       16.217535         15.290627        15,682.9362
   01/01/2008                             to  12/31/2008       15.290627          9.416886        27,001.4136
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       14.599430         14.328264         2,797.2503
   01/01/2008                             to  12/31/2008       14.328264          8.359846         3,405.0854
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       17.079979         16.169795         7,749.3124
   01/01/2008                             to  12/31/2008       16.169795         11.007525         8,223.0624
=============                            ==== ==========       =========         =========        ===========

                                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   06/01/2007                             to  12/31/2007       13.198194         13.442195           21,079.9860
   01/01/2008                             to  12/31/2008       13.442195         13.572747           37,021.3536
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       11.994863         10.316557          340,673.9753
   01/01/2008                             to  12/31/2008       10.316557          4.607445          734,949.4798
=============                            ==== ==========       =========         =========        ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       16.015140         15.905748                0.0000
   01/01/2008                             to  12/31/2008       15.905748          8.977845            1,614.2301
=============                            ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       16.472506         15.833312        1,029,233.3851
   01/01/2008                             to  12/31/2008       15.833312          9.546739          962,010.0522
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       11.701391         14.068459          419,820.3816
   01/01/2008                             to  12/31/2008       14.068459          6.156400        1,093,775.7477
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       17.365531         17.673078        1,966,501.5199
   01/01/2008                             to  12/31/2008       17.673078         10.023606        2,235,955.6138
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007        9.871442         10.182457        3,069,571.3003
   01/01/2008                             to  12/31/2008       10.182457          5.416942        2,293,401.7597
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       20.988813         19.830152            2,128.8726
   01/01/2008                             to  12/31/2008       19.830152         13.106480           15,702.7566
=============                            ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   06/01/2007                             to  12/31/2007       19.059151         19.667198           18,009.8596
   01/01/2008                             to  12/31/2008       19.667198         17.275197           59,833.0356
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       12.276082         12.910899            1,954.2151
   01/01/2008                             to  12/31/2008       12.910899          6.765224           23,833.6701
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       20.654784         19.793149            4,003.1160
   01/01/2008                             to  12/31/2008       19.793149         11.578024           10,204.0536
=============                            ==== ==========       =========         =========        ==============

                                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   06/01/2007                             to  12/31/2007       15.789537         16.162956         196,667.5236
   01/01/2008                             to  12/31/2008       16.162956         15.821074         609,677.7931
=============                            ==== ==========       =========         =========         ============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   07/13/2007                             to  12/31/2007       19.365071         16.741090          10,965.3215
   01/01/2008                             to  12/31/2008       16.741090         10.213334          35,912.5691
=============                            ==== ==========       =========         =========         ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       36.134620         32.661270           5,068.4585
   01/01/2008                             to  12/31/2008       32.661270         21.290494           9,798.7339
=============                            ==== ==========       =========         =========         ============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       15.926782         15.158633          42,888.2355
   01/01/2008                             to  12/31/2008       15.158633         11.533869         112,680.6979
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       11.679113         10.972277           6,195.8623
   01/01/2008                             to  12/31/2008       10.972277          6.325023          27,966.5601
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   06/01/2007                             to  12/31/2007       58.656156         45.348318           3,696.2612
   01/01/2008                             to  12/31/2008       45.348318         27.713737           7,954.9185
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       16.975721         15.131052          20,102.2929
   01/01/2008                             to  12/31/2008       15.131052          9.559028          50,838.0840
=============                            ==== ==========       =========         =========         ============
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   06/01/2007                             to  12/31/2007       27.507180         25.425877          19,384.9622
   01/01/2008                             to  12/31/2008       25.425877         16.961481          54,087.5404
=============                            ==== ==========       =========         =========         ============

FINANCIAL STATEMENTS


The financial statements of each of the Sub-Accounts of the Separate Account and the Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

ANNUAL REPORT

December 31, 2008

METLIFE INVESTORS USA SEPARATE ACCOUNT A OF

METLIFE INVESTORS USA INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and the Board of Directors of MetLife Investors USA Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST Legg Mason PartnersAggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation
Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
AIM V.I. Core Equity Sub-Account

AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Sub-Account
Oppenheimer Core Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account
Fidelity VIP Mid Cap Sub-Account
DWS International Sub-Account
MSF FI Mid Cap Opportunities Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Legacy Large Cap Growth
Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Large Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index
Sub-Account
MSF MFS Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account

MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Sub-Account
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kapmen LIT Growth and Income Sub-Account
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategy Sub-Account
Neuberger Genesis Sub-Account
Alger American SmallCap Growth Sub-Account

T. Rowe Price Growth Sub-Account
T. Rowe Price International Sub-Account
T. Rowe Price Prime Reserve Sub-Account

Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account
American Funds Growth - Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Income Securities
Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity & Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Sub-Account
Pioneer VCT Bond Sub-Account

Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account
Pioneer VCT Ibbotson Growth Allocation
Sub-Account
Pioneer VCT Ibbotson Moderate Allocation
Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
Pioneer VCT Small Cap Value Sub-Account
Pioneer VCT Strategic Income Sub-Account
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                       MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                      GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value               $ 447,267,051    $ 178,177,901    $ 27,227,873     $ 23,900,320
  Other receivables                                  --               --              --               --
  Due from MetLife Investors
     USA Insurance Company                           --               --              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Assets                         447,267,051      178,177,901      27,227,873       23,900,320
                                      ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          454              644             606              760
                                      ----------------- ---------------- --------------- ----------------
       Total Liabilities                            454              644             606              760
                                      ----------------- ---------------- --------------- ----------------
NET ASSETS                                $ 447,266,597    $ 178,177,257    $ 27,227,267     $ 23,899,560
                                      ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 447,062,046    $ 177,943,976    $ 27,227,267     $ 23,899,560
  Net assets from contracts in payout           204,551          233,281              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Net Assets                   $ 447,266,597    $ 178,177,257    $ 27,227,267     $ 23,899,560
                                      ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

                                MIST HARRIS                                          MIST LEGG MASON
 MIST LAZARD     MIST MET/AIM       OAKMARK MIST THIRD AVENUE     MIST OPPENHEIMER          PARTNERS
     MID CAP SMALL CAP GROWTH INTERNATIONAL   SMALL CAP VALUE CAPITAL APPRECIATION AGGRESSIVE GROWTH
 SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,202,272    $ 100,448,361 $ 189,181,912     $ 194,917,823        $ 159,164,428      $ 56,694,975
          --               --            --                --                   --                --
          --               --            --                --                   --                --
------------ ---------------- ------------- ----------------- -------------------- -----------------
  70,202,272      100,448,361   189,181,912       194,917,823          159,164,428        56,694,975
------------ ---------------- ------------- ----------------- -------------------- -----------------
         528            1,136           457               527                  843               463
------------ ---------------- ------------- ----------------- -------------------- -----------------
         528            1,136           457               527                  843               463
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,201,744    $ 100,447,225 $ 189,181,455     $ 194,917,296        $ 159,163,585      $ 56,694,512
============ ================ ============= ================= ==================== =================
$ 70,164,278    $ 100,408,403 $ 189,089,661     $ 194,804,426        $ 158,979,744      $ 56,686,006
      37,466           38,822        91,794           112,870              183,841             8,506
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,201,744    $ 100,447,225 $ 189,181,455     $ 194,917,296        $ 159,163,585      $ 56,694,512
============ ================ ============= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                     MIST PIMCO
                                         MIST PIMCO     MIST RCM      INFLATION MIST T. ROWE PRICE
                                       TOTAL RETURN   TECHNOLOGY PROTECTED BOND     MID CAP GROWTH
                                        SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                      ------------- ------------ -------------- ------------------
ASSETS:
  Investments at fair value           $ 542,564,122 $ 37,390,388  $ 254,892,045      $ 139,068,033
  Other receivables                              --           --             --                 --
  Due from MetLife Investors
     USA Insurance Company                       --           --              4                 --
                                      ------------- ------------ -------------- ------------------
       Total Assets                     542,564,122   37,390,388    254,892,049        139,068,033
                                      ------------- ------------ -------------- ------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      320          528            370                382
                                      ------------- ------------ -------------- ------------------
       Total Liabilities                        320          528            370                382
                                      ------------- ------------ -------------- ------------------
NET ASSETS                            $ 542,563,802 $ 37,389,860  $ 254,891,679      $ 139,067,651
                                      ============= ============ ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 542,244,674 $ 37,388,441  $ 254,704,097      $ 139,041,538
  Net assets from contracts in payout       319,128        1,419        187,582             26,113
                                      ------------- ------------ -------------- ------------------
       Total Net Assets               $ 542,563,802 $ 37,389,860  $ 254,891,679      $ 139,067,651
                                      ============= ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH MIST CLARION GLOBAL    MIST TURNER MIST GOLDMAN SACHS       MIST METLIFE      MIST METLIFE
    INTERNATIONAL         REAL ESTATE MID CAP GROWTH      MID CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
      SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,676,146        $ 63,965,715   $ 35,218,086       $ 68,936,289      $ 887,719,475   $ 1,371,421,095
               --                  --             --                 --                 --                --
               --                  --             --                 --                 --                --
----------------- ------------------- -------------- ------------------ ------------------ -----------------
      204,676,146          63,965,715     35,218,086         68,936,289        887,719,475     1,371,421,095
----------------- ------------------- -------------- ------------------ ------------------ -----------------
              635                 609            673                827                136               140
----------------- ------------------- -------------- ------------------ ------------------ -----------------
              635                 609            673                827                136               140
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,675,511        $ 63,965,106   $ 35,217,413       $ 68,935,462      $ 887,719,339   $ 1,371,420,955
================= =================== ============== ================== ================== =================
    $ 204,596,010        $ 63,942,527   $ 35,207,230       $ 68,912,156      $ 887,538,401   $ 1,371,312,011
           79,501              22,579         10,183             23,306            180,938           108,944
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,675,511        $ 63,965,106   $ 35,217,413       $ 68,935,462      $ 887,719,339   $ 1,371,420,955
================= =================== ============== ================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                           MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
                                      BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
                                            SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                      ----------------- --------------- ------------------- ---------------
ASSETS:
  Investments at fair value             $ 3,383,790,115 $ 3,958,612,630       $ 302,274,874    $ 40,652,490
  Other receivables                                  --              --                  --              --
  Due from MetLife Investors
     USA Insurance Company                           --              --                  --              --
                                      ----------------- --------------- ------------------- ---------------
       Total Assets                       3,383,790,115   3,958,612,630         302,274,874      40,652,490
                                      ----------------- --------------- ------------------- ---------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          185             307                 340             760
                                      ----------------- --------------- ------------------- ---------------
       Total Liabilities                            185             307                 340             760
                                      ----------------- --------------- ------------------- ---------------
NET ASSETS                              $ 3,383,789,930 $ 3,958,612,323       $ 302,274,534    $ 40,651,730
                                      ================= =============== =================== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,382,760,800 $ 3,958,519,751       $ 302,214,656    $ 40,632,137
  Net assets from contracts in payout         1,029,130          92,572              59,878          19,593
                                      ----------------- --------------- ------------------- ---------------
       Total Net Assets                 $ 3,383,789,930 $ 3,958,612,323       $ 302,274,534    $ 40,651,730
                                      ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON MIST MFS EMERGING MIST LOOMIS SAYLES         MIST MET/AIM                      MIST DREMAN
   VALUE EQUITY    MARKETS EQUITY     GLOBAL MARKETS CAPITAL APPRECIATION MIST JANUS FORTY SMALL CAP VALUE
    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,899      $ 60,423,663       $ 45,350,814          $ 2,453,563     $ 11,491,170    $ 12,262,076
             --                --                 --                   --               --              --
             --                --                 --                   --                1              --
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
     44,429,899        60,423,663         45,350,814            2,453,563       11,491,171      12,262,076
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
            836               905                559                  797              590             399
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
            836               905                559                  797              590             399
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
=============== ================= ================== ==================== ================ ===============
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
             --                --                 --                   --               --              --
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
=============== ================= ================== ==================== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                            MIST PIONEER MIST BLACKROCK MIST BLACKROCK
                                      MIST PIONEER FUND STRATEGIC INCOME LARGE CAP CORE     HIGH YIELD
                                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ---------------- -------------- --------------
ASSETS:
  Investments at fair value                $ 16,448,533    $ 129,051,872    $ 3,599,609   $ 13,710,423
  Other receivables                                  --               --             --             --
  Due from MetLife Investors
     USA Insurance Company                           --               --             --             --
                                      ----------------- ---------------- -------------- --------------
       Total Assets                          16,448,533      129,051,872      3,599,609     13,710,423
                                      ----------------- ---------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          664              330            521            740
                                      ----------------- ---------------- -------------- --------------
       Total Liabilities                            664              330            521            740
                                      ----------------- ---------------- -------------- --------------
NET ASSETS                                 $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,709,683
                                      ================= ================ ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,704,495
  Net assets from contracts in payout                --               --             --          5,188
                                      ----------------- ---------------- -------------- --------------
       Total Net Assets                    $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,709,683
                                      ================= ================ ============== ==============

The accompanying notes are an integral part of these financial statements.

                  MIST AMERICAN                             MIST AMERICAN MIST AMERICAN
    MIST RAINIER FUNDS BALANCED MIST AMERICAN MIST AMERICAN  FUNDS GROWTH         FUNDS
LARGE CAP EQUITY     ALLOCATION    FUNDS BOND  FUNDS GROWTH    ALLOCATION INTERNATIONAL
     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,855  $ 332,865,280  $ 28,171,741  $ 54,966,640 $ 475,227,109  $ 45,811,024
              --             --            --            --            --            --
              --             --            --            --            --            --
---------------- -------------- ------------- ------------- ------------- -------------
      23,654,855    332,865,280    28,171,741    54,966,640   475,227,109    45,811,024
---------------- -------------- ------------- ------------- ------------- -------------
             743            263           716           392           288           556
---------------- -------------- ------------- ------------- ------------- -------------
             743            263           716           392           288           556
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
================ ============== ============= ============= ============= =============
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
              --             --            --            --            --            --
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
================ ============== ============= ============= ============= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MIST AMERICAN                    MIST MET/FRANKLIN
                                      FUNDS MODERATE MIST MET/FRANKLIN TEMPLETON FOUNDING   MIST SSGA
                                          ALLOCATION     MUTUAL SHARES           STRATEGY  GROWTH ETF
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT
                                      -------------- ----------------- ------------------ -----------
ASSETS:
  Investments at fair value            $ 223,820,787      $ 13,039,483      $ 193,348,387 $ 1,489,907
  Other receivables                               --                --                 --          --
  Due from MetLife Investors
     USA Insurance Company                        --                --                 --          --
                                      -------------- ----------------- ------------------ -----------
       Total Assets                      223,820,787        13,039,483        193,348,387   1,489,907
                                      -------------- ----------------- ------------------ -----------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                       334               638                268         376
                                      -------------- ----------------- ------------------ -----------
       Total Liabilities                         334               638                268         376
                                      -------------- ----------------- ------------------ -----------
NET ASSETS                             $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
                                      ============== ================= ================== ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
  Net assets from contracts in payout             --                --                 --          --
                                      -------------- ----------------- ------------------ -----------
       Total Net Assets                $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
                                      ============== ================= ================== ===========

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH    AIM V.I. AIM V.I. CAPITAL             AIM V.I. AIM V.I. BASIC AIM V.I. GLOBAL
  AND INCOME ETF CORE EQUITY     APPRECIATION INTERNATIONAL GROWTH       BALANCED     REAL ESTATE
     SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,485   $ 391,943        $ 160,676         $ 27,961,399      $ 289,023     $ 2,360,584
              --          --               --                   --             --              --
              --          --               --                   --             --              --
---------------- ----------- ---------------- -------------------- -------------- ---------------
       2,651,485     391,943          160,676           27,961,399        289,023       2,360,584
---------------- ----------- ---------------- -------------------- -------------- ---------------
             355          15               32                  289             24             522
---------------- ----------- ---------------- -------------------- -------------- ---------------
             355          15               32                  289             24             522
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
================ =========== ================ ==================== ============== ===============
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
              --          --               --                   --             --              --
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
================ =========== ================ ==================== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                         OPPENHEIMER
                                      MFS RESEARCH MFS INVESTORS TRUST MFS NEW DISCOVERY MAIN STREET
                                       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------------- ----------------- -----------
ASSETS:
  Investments at fair value               $ 94,523            $ 48,440          $ 44,705   $ 108,437
  Other receivables                             --                  --                --          --
  Due from MetLife Investors
     USA Insurance Company                      --                  --                --          --
                                      ------------ ------------------- ----------------- -----------
       Total Assets                         94,523              48,440            44,705     108,437
                                      ------------ ------------------- ----------------- -----------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                       8                  49                51          38
                                      ------------ ------------------- ----------------- -----------
       Total Liabilities                         8                  49                51          38
                                      ------------ ------------------- ----------------- -----------
NET ASSETS                                $ 94,515            $ 48,391          $ 44,654   $ 108,399
                                      ============ =================== ================= ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 94,515            $ 48,391          $ 44,654   $ 108,399
  Net assets from contracts in payout           --                  --                --          --
                                      ------------ ------------------- ----------------- -----------
       Total Net Assets                   $ 94,515            $ 48,391          $ 44,654   $ 108,399
                                      ============ =================== ================= ===========

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER    OPPENHEIMER OPPENHEIMER MAIN                   FIDELITY VIP ASSET
  CORE BOND STRATEGIC BOND STREET SMALL CAP OPPENHEIMER MONEY            MANAGER FIDELITY VIP GROWTH
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,031       $ 13,256     $ 19,372,639         $ 149,602       $ 88,545,977       $ 111,413,524
         --             --               --                64                 --                  --
         --             30               --                --                 --                   4
----------- -------------- ---------------- ----------------- ------------------ -------------------
     96,031         13,286       19,372,639           149,666         88,545,977         111,413,528
----------- -------------- ---------------- ----------------- ------------------ -------------------
         26             32              311                13                  4                  21
----------- -------------- ---------------- ----------------- ------------------ -------------------
         26             32              311                13                  4                  21
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
=========== ============== ================ ================= ================== ===================
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
         --             --               --                --                 --                  --
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
=========== ============== ================ ================= ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
                                         CONTRAFUND     OVERSEAS EQUITY-INCOME    INDEX 500
                                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------ ------------- ------------
ASSETS:
  Investments at fair value           $ 222,674,748  $ 5,413,451   $ 6,119,781 $ 64,164,495
  Other receivables                              --           --            --           --
  Due from MetLife Investors
     USA Insurance Company                       --           --             2           --
                                      ------------- ------------ ------------- ------------
       Total Assets                     222,674,748    5,413,451     6,119,783   64,164,495
                                      ------------- ------------ ------------- ------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      640            2            --           56
                                      ------------- ------------ ------------- ------------
       Total Liabilities                        640            2            --           56
                                      ------------- ------------ ------------- ------------
NET ASSETS                            $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
                                      ============= ============ ============= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
  Net assets from contracts in payout            --           --            --           --
                                      ------------- ------------ ------------- ------------
       Total Net Assets               $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
                                      ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

FIDELITY VIP FIDELITY VIP                   MSF FI MID CAP                         MSF FI
MONEY MARKET      MID CAP DWS INTERNATIONAL  OPPORTUNITIES MSF FI LARGE CAP VALUE LEADERS
 SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,899 $ 46,484,490      $ 18,108,690    $ 2,819,156      $ 2,882,542   $ 3,224,007
          --           --                --             --               --            --
          --           --                --             --               --             5
------------ ------------ ----------------- -------------- ---------------- -------------
  41,701,899   46,484,490        18,108,690      2,819,156        2,882,542     3,224,012
------------ ------------ ----------------- -------------- ---------------- -------------
         103          392                11            125              421           449
------------ ------------ ----------------- -------------- ---------------- -------------
         103          392                11            125              421           449
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
============ ============ ================= ============== ================ =============
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
          --           --                --             --               --            --
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
============ ============ ================= ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                            MSF BLACKROCK
                                      MSF RUSSELL 2000     MSF JULIUS BAER   MSF METLIFE LEGACY LARGE CAP
                                                 INDEX INTERNATIONAL STOCK   STOCK INDEX           GROWTH
                                           SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ------------------- ------------- ----------------
ASSETS:
  Investments at fair value                $ 5,298,121         $ 3,539,468 $ 164,167,112      $ 1,031,816
  Other receivables                                 --                  --            --               --
  Due from MetLife Investors
     USA Insurance Company                          --                  --            --               --
                                      ---------------- ------------------- ------------- ----------------
       Total Assets                          5,298,121           3,539,468   164,167,112        1,031,816
                                      ---------------- ------------------- ------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          65                 157           465               16
                                      ---------------- ------------------- ------------- ----------------
       Total Liabilities                            65                 157           465               16
                                      ---------------- ------------------- ------------- ----------------
NET ASSETS                                 $ 5,298,056         $ 3,539,311 $ 164,166,647      $ 1,031,800
                                      ================ =================== ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 5,298,056         $ 3,539,311 $ 164,062,036      $ 1,031,800
  Net assets from contracts in payout               --                  --       104,611               --
                                      ---------------- ------------------- ------------- ----------------
       Total Net Assets                    $ 5,298,056         $ 3,539,311 $ 164,166,647      $ 1,031,800
                                      ================ =================== ============= ================

The accompanying notes are an integral part of these financial statements.

                                                      MSF LEHMAN
  MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK BROTHERS AGGREGATE               MSF MORGAN STANLEY
STRATEGIC VALUE   BOND INCOME LARGE CAP VALUE         BOND INDEX MSF MFS VALUE         EAFE INDEX
    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,762  $ 32,696,377     $ 2,464,909        $ 7,896,025  $ 22,208,047       $ 11,178,573
             --            --              --                 --            --                 --
             --            10              --                 --            --                  1
--------------- ------------- --------------- ------------------ ------------- ------------------
      7,377,762    32,696,387       2,464,909          7,896,025    22,208,047         11,178,574
--------------- ------------- --------------- ------------------ ------------- ------------------
             53           592              75                  5           427                 59
--------------- ------------- --------------- ------------------ ------------- ------------------
             53           592              75                  5           427                 59
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,709  $ 32,695,795     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
=============== ============= =============== ================== ============= ==================
    $ 7,377,709  $ 32,688,953     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
             --         6,842              --                 --            --                 --
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,709  $ 32,695,795     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
=============== ============= =============== ================== ============= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                         MSF HARRIS
                                      MSF MFS TOTAL         MSF METLIFE     MSF DAVIS       OAKMARK
                                             RETURN MID CAP STOCK INDEX VENTURE VALUE FOCUSED VALUE
                                        SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------------- ------------- -------------
ASSETS:
  Investments at fair value            $ 34,110,653        $ 10,679,454 $ 339,963,250 $ 146,717,345
  Other receivables                              --                  --            --            --
  Due from MetLife Investors
     USA Insurance Company                       73                  --            --            58
                                      ------------- ------------------- ------------- -------------
       Total Assets                      34,110,726          10,679,454   339,963,250   146,717,403
                                      ------------- ------------------- ------------- -------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      462                  29           605           459
                                      ------------- ------------------- ------------- -------------
       Total Liabilities                        462                  29           605           459
                                      ------------- ------------------- ------------- -------------
NET ASSETS                             $ 34,110,264        $ 10,679,425 $ 339,962,645 $ 146,716,944
                                      ============= =================== ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 34,110,264        $ 10,679,425 $ 339,722,146 $ 146,615,806
  Net assets from contracts in payout            --                  --       240,499       101,138
                                      ------------- ------------------- ------------- -------------
       Total Net Assets                $ 34,110,264        $ 10,679,425 $ 339,962,645 $ 146,716,944
                                      ============= =================== ============= =============

The accompanying notes are an integral part of these financial statements.

                                              MSF WESTERN ASSET
 MSF JENNISON MSF BLACKROCK MSF T. ROWE PRICE        MANAGEMENT MSF OPPENHEIMER           MSF METLIFE
       GROWTH  MONEY MARKET  SMALL CAP GROWTH   U.S. GOVERNMENT   GLOBAL EQUITY AGGRESSIVE ALLOCATION
  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,775 $ 595,304,823       $ 3,244,079      $ 85,352,840     $ 7,900,482           $ 1,183,568
           --            --                --                --              --                    --
           --            35                --                --              --                    --
------------- ------------- ----------------- ----------------- --------------- ---------------------
  112,407,775   595,304,858         3,244,079        85,352,840       7,900,482             1,183,568
------------- ------------- ----------------- ----------------- --------------- ---------------------
          577           313               377               878             389                   385
------------- ------------- ----------------- ----------------- --------------- ---------------------
          577           313               377               878             389                   385
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,198 $ 595,304,545       $ 3,243,702      $ 85,351,962     $ 7,900,093           $ 1,183,183
============= ============= ================= ================= =============== =====================
$ 112,342,248 $ 595,166,621       $ 3,243,702      $ 85,341,036     $ 7,900,093           $ 1,183,183
       64,950       137,924                --            10,926              --                    --
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,198 $ 595,304,545       $ 3,243,702      $ 85,351,962     $ 7,900,093           $ 1,183,183
============= ============= ================= ================= =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MSF METLIFE         MSF METLIFE                               MSF METLIFE
                                      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
                                        ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                      ------------ ------------------- ------------------- ---------------------
ASSETS:
  Investments at fair value            $ 5,653,719         $ 5,902,633        $ 35,786,941          $ 44,674,873
  Other receivables                             --                  --                  --                    --
  Due from MetLife Investors
     USA Insurance Company                      --                  --                  --                    --
                                      ------------ ------------------- ------------------- ---------------------
       Total Assets                      5,653,719           5,902,633          35,786,941            44,674,873
                                      ------------ ------------------- ------------------- ---------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                     259                 282                 114                   251
                                      ------------ ------------------- ------------------- ---------------------
       Total Liabilities                       259                 282                 114                   251
                                      ------------ ------------------- ------------------- ---------------------
NET ASSETS                             $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
                                      ============ =================== =================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
  Net assets from contracts in payout           --                  --                  --                    --
                                      ------------ ------------------- ------------------- ---------------------
       Total Net Assets                $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
                                      ============ =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

                                    MSF NEUBERGER MSF MET/DIMENSIONAL
MSF T. ROWE PRICE MSF LOOMIS SAYLES        BERMAN INTERNATIONAL SMALL VAN KAMPEN LIT VAN KAMPEN LIT
 LARGE CAP GROWTH         SMALL CAP MID CAP VALUE             COMPANY CAPITAL GROWTH     ENTERPRISE
      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,197          $ 20,228      $ 18,604           $ 128,248       $ 88,937       $ 49,653
               --                --            --                  --             --             --
               --                --            --                  --              3             --
----------------- ----------------- ------------- ------------------- -------------- --------------
          565,197            20,228        18,604             128,248         88,940         49,653
----------------- ----------------- ------------- ------------------- -------------- --------------
               51                66            31                 109             17             34
----------------- ----------------- ------------- ------------------- -------------- --------------
               51                66            31                 109             17             34
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
================= ================= ============= =================== ============== ==============
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
               --                --            --                  --             --             --
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
================= ================= ============= =================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                         VAN KAMPEN LIT VAN KAMPEN LIT FEDERATED EQUITY FEDERATED HIGH
                                      GROWTH AND INCOME       COMSTOCK           INCOME    INCOME BOND
                                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- -------------- ---------------- --------------
ASSETS:
  Investments at fair value                $ 57,517,791   $ 60,484,215         $ 18,774       $ 51,741
  Other receivables                                  --             --               --             --
  Due from MetLife Investors
     USA Insurance Company                           --             --               --             --
                                      ----------------- -------------- ---------------- --------------
       Total Assets                          57,517,791     60,484,215           18,774         51,741
                                      ----------------- -------------- ---------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          248            345                6             46
                                      ----------------- -------------- ---------------- --------------
       Total Liabilities                            248            345                6             46
                                      ----------------- -------------- ---------------- --------------
NET ASSETS                                 $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
                                      ================= ============== ================ ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
  Net assets from contracts in payout                --             --               --             --
                                      ----------------- -------------- ---------------- --------------
       Total Net Assets                    $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
                                      ================= ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

FEDERATED MID CAP NEUBERGER BERMAN  ALGER AMERICAN T. ROWE PRICE       T. ROWE PRICE T. ROWE PRICE PRIME
GROWTH STRATEGIES          GENESIS SMALLCAP GROWTH  GROWTH STOCK INTERNATIONAL STOCK             RESERVE
      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------- ---------------- --------------- ------------- ------------------- -------------------
         $ 72,701          $ 8,179    $ 37,826,341   $ 5,327,165           $ 611,025         $ 2,218,541
               --               --              --            --                  --                  --
               --               --              --            --                  --                  --
----------------- ------- -------- --------------- ------------- ------------------- -------------------
           72,701            8,179      37,826,341     5,327,165             611,025           2,218,541
----------------- ------- -------- --------------- ------------- ------------------- -------------------
               51               33               2            --                  30                  68
----------------- ------- -------- --------------- ------------- ------------------- -------------------
               51               33               2            --                  30                  68
----------------- ------- -------- --------------- ------------- ------------------- -------------------
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
================= ================ =============== ============= =================== ===================
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
               --               --              --            --                  --                  --
----------------- ------- -------- --------------- ------------- ------------------- -------------------
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
================= ================ =============== ============= =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                       AMERICAN FUNDS
                                           JANUS ASPEN   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                      WORLDWIDE GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value                    $ 5,033   $ 27,429,138  $ 231,101,616  $ 136,812,170
  Other receivables                                 --             --             --             --
  Due from MetLife Investors
     USA Insurance Company                           3             --             --             --
                                      ---------------- -------------- -------------- --------------
       Total Assets                              5,036     27,429,138    231,101,616    136,812,170
                                      ---------------- -------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          18            434            542            666
                                      ---------------- -------------- -------------- --------------
       Total Liabilities                            18            434            542            666
                                      ---------------- -------------- -------------- --------------
NET ASSETS                                     $ 5,018   $ 27,428,704  $ 231,101,074  $ 136,811,504
                                      ================ ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 5,018   $ 27,428,704  $ 231,095,431  $ 136,805,617
  Net assets from contracts in payout               --             --          5,643          5,887
                                      ---------------- -------------- -------------- --------------
       Total Net Assets                        $ 5,018   $ 27,428,704  $ 231,101,074  $ 136,811,504
                                      ================ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS AMERICAN FUNDS     FTVIPT MUTUAL   FTVIPT TEMPLETON  FTVIPT TEMPLETON   FTVIPT FRANKLIN
 GLOBAL GROWTH           BOND SHARES SECURITIES FOREIGN SECURITIES GROWTH SECURITIES INCOME SECURITIES
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,451,395   $ 27,017,466      $ 58,571,417       $ 48,552,138      $ 27,930,060      $ 82,449,798
            --             --                --                 --                --                --
            --             --                --                 --                --                --
-------------- -------------- ----------------- ------------------ ----------------- -----------------
   101,451,395     27,017,466        58,571,417         48,552,138        27,930,060        82,449,798
-------------- -------------- ----------------- ------------------ ----------------- -----------------
           586            355               275                529               277               341
-------------- -------------- ----------------- ------------------ ----------------- -----------------
           586            355               275                529               277               341
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,450,809   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
============== ============== ================= ================== ================= =================
 $ 101,443,980   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
         6,829             --                --                 --                --                --
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,450,809   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
============== ============== ================= ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      FTVIPT TEMPLETON FTVIPT FRANKLIN
                                         GLOBAL INCOME SMALL CAP VALUE UIF EQUITY AND
                                            SECURITIES      SECURITIES         INCOME UIF U.S. REAL ESTATE
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
                                      ---------------- --------------- -------------- --------------------
ASSETS:
  Investments at fair value               $ 19,576,108     $ 4,965,978  $ 158,238,563         $ 38,153,992
  Other receivables                                 --              --             --                   --
  Due from MetLife Investors
     USA Insurance Company                          36              --             --                   --
                                      ---------------- --------------- -------------- --------------------
       Total Assets                         19,576,144       4,965,978    158,238,563           38,153,992
                                      ---------------- --------------- -------------- --------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                         267             392            151                  243
                                      ---------------- --------------- -------------- --------------------
       Total Liabilities                           267             392            151                  243
                                      ---------------- --------------- -------------- --------------------
NET ASSETS                                $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
                                      ================ =============== ============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
  Net assets from contracts in payout               --              --             --                   --
                                      ---------------- --------------- -------------- --------------------
       Total Net Assets                   $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
                                      ================ =============== ============== ====================

The accompanying notes are an integral part of these financial statements.

     UIF U.S. PIONEER VCT  PIONEER VCT      PIONEER VCT   PIONEER VCT PIONEER VCT
MID CAP VALUE        BOND CULLEN VALUE EMERGING MARKETS EQUITY INCOME        FUND
  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,777    $ 82,108    $ 156,729         $ 43,879      $ 32,490    $ 39,728
           --          --           --               --            --          --
           --          --           --               --            --          --
------------- ----------- ------------ ---------------- ------------- -----------
    7,194,777      82,108      156,729           43,879        32,490      39,728
------------- ----------- ------------ ---------------- ------------- -----------
          369         106          163               75            45          55
------------- ----------- ------------ ---------------- ------------- -----------
          369         106          163               75            45          55
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
============= =========== ============ ================ ============= ===========
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
           --          --           --               --            --          --
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
============= =========== ============ ================ ============= ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                            PIONEER VCT PIONEER VCT  PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON
                                      GLOBAL HIGH YIELD  HIGH YIELD AGGRESSIVE ALLOCATION    GROWTH ALLOCATION
                                            SUB-ACCOUNT SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                      ----------------- ----------- --------------------- --------------------
ASSETS:
  Investments at fair value                     $ 3,333    $ 10,172               $ 5,080          $ 3,587,721
  Other receivables                                  --          --                    --                   --
  Due from MetLife Investors
     USA Insurance Company                           --          --                    --                   --
                                      ----------------- ----------- --------------------- --------------------
       Total Assets                               3,333      10,172                 5,080            3,587,721
                                      ----------------- ----------- --------------------- --------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                            6          26                    13                  486
                                      ----------------- ----------- --------------------- --------------------
       Total Liabilities                              6          26                    13                  486
                                      ----------------- ----------- --------------------- --------------------
NET ASSETS                                      $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
                                      ================= =========== ===================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
  Net assets from contracts in payout                --          --                    --                   --
                                      ----------------- ----------- --------------------- --------------------
       Total Net Assets                         $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
                                      ================= =========== ===================== ====================

The accompanying notes are an integral part of these financial statements.

                                                       PIONEER VCT OAK
PIONEER VCT IBBOTSON         PIONEER VCT   PIONEER VCT RIDGE LARGE CAP PIONEER VCT REAL     PIONEER VCT
 MODERATE ALLOCATION INTERNATIONAL VALUE MID CAP VALUE          GROWTH    ESTATE SHARES SMALL CAP VALUE
         SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,368             $ 3,383  $ 23,892,100        $ 14,470         $ 33,174        $ 10,376
                  --                  --            --              --               --              --
                  --                  --            --              --               --              --
-------------------- ------------------- ------------- --------------- ---------------- ---------------
           1,127,368               3,383    23,892,100          14,470           33,174          10,376
-------------------- ------------------- ------------- --------------- ---------------- ---------------
                 207                   8           304              15               41              28
-------------------- ------------------- ------------- --------------- ---------------- ---------------
                 207                   8           304              15               41              28
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
==================== =================== ============= =============== ================ ===============
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
                  --                  --            --              --               --              --
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
==================== =================== ============= =============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                           PIONEER VCT           LMPVET      LMPVET       LMPVET
                                      STRATEGIC INCOME SMALL CAP GROWTH   INVESTORS EQUITY INDEX
                                           SUB-ACCOUNT      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ---------------- ---------------- ----------- ------------
ASSETS:
  Investments at fair value                   $ 55,678     $ 10,578,463 $ 2,012,600 $ 37,329,648
  Other receivables                                 --               --          --           --
  Due from MetLife Investors
     USA Insurance Company                          --               --          --           --
                                      ---------------- ---------------- ----------- ------------
       Total Assets                             55,678       10,578,463   2,012,600   37,329,648
                                      ---------------- ---------------- ----------- ------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          68              784         537          302
                                      ---------------- ---------------- ----------- ------------
       Total Liabilities                            68              784         537          302
                                      ---------------- ---------------- ----------- ------------
NET ASSETS                                    $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
                                      ================ ================ =========== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
  Net assets from contracts in payout               --               --          --           --
                                      ---------------- ---------------- ----------- ------------
       Total Net Assets                       $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
                                      ================ ================ =========== ============

The accompanying notes are an integral part of these financial statements.

           LMPVET       LMPVET            LMPVET           LMPVET LMPVET SOCIAL LMPVET CAPITAL
FUNDAMENTAL VALUE APPRECIATION AGGRESSIVE GROWTH LARGE CAP GROWTH     AWARENESS     AND INCOME
      SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,964 $ 70,123,262      $ 86,705,139      $ 5,504,121     $ 568,035   $ 43,322,379
               --           --                --               --            --             --
               --           --                --               --            --             --
----------------- ------------ ----------------- ---------------- ------------- --------------
       59,326,964   70,123,262        86,705,139        5,504,121       568,035     43,322,379
----------------- ------------ ----------------- ---------------- ------------- --------------
              548        1,037               599              381           134            365
----------------- ------------ ----------------- ---------------- ------------- --------------
              548        1,037               599              381           134            365
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
================= ============ ================= ================ ============= ==============
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
               --           --                --               --            --             --
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
================= ============ ================= ================ ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                           LMPVET        LMPVET LMPVET DIVIDEND LMPVET LIFESTYLE
                                          CAPITAL GLOBAL EQUITY        STRATEGY   ALLOCATION 50%
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------- ------------- --------------- ----------------
ASSETS:
  Investments at fair value           $ 4,320,716   $ 3,246,606     $ 5,523,074      $ 6,471,484
  Other receivables                            --            --              --               --
  Due from MetLife Investors
     USA Insurance Company                     --            --              --               --
                                      ----------- ------------- --------------- ----------------
       Total Assets                     4,320,716     3,246,606       5,523,074        6,471,484
                                      ----------- ------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                    503           383             323              133
                                      ----------- ------------- --------------- ----------------
       Total Liabilities                      503           383             323              133
                                      ----------- ------------- --------------- ----------------
NET ASSETS                            $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
                                      =========== ============= =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
  Net assets from contracts in payout          --            --              --               --
                                      ----------- ------------- --------------- ----------------
       Total Net Assets               $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
                                      =========== ============= =============== ================

The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVIT ADJUSTABLE   LMPVIT GLOBAL  LMPVIT MONEY
  ALLOCATION 70%   ALLOCATION 85%       RATE INCOME HIGH YIELD BOND        MARKET
     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,171     $ 25,876,285       $ 1,788,551    $ 29,373,741 $ 115,203,998
              --               --                --              --            --
              --               --                --              --            --
---------------- ---------------- ----------------- --------------- -------------
       2,719,171       25,876,285         1,788,551      29,373,741   115,203,998
---------------- ---------------- ----------------- --------------- -------------
             124              352               312             718           402
---------------- ---------------- ----------------- --------------- -------------
             124              352               312             718           402
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,203,596
================ ================ ================= =============== =============
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,201,634
              --               --                --              --         1,962
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,203,596
================ ================ ================= =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 10,570,094        $ 10,695,130          $ 351,618            $ 78,107
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    8,642,429           3,461,951            400,496             283,816
      Administrative charges                       1,007,672             599,521             71,942              46,308
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                             9,650,101           4,061,472            472,438             330,124
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)              919,993           6,633,658           (120,820)           (252,017)
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 67,589,055           3,871,990          2,436,667           2,068,965
      Realized gains (losses) on sale of
        investments                              (14,027,589)         (8,281,442)          (305,993)           (696,987)
                                           -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)            53,561,466          (4,409,452)         2,130,674           1,371,978
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                          (337,506,715)        (54,017,190)       (20,664,604)        (11,033,703)
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments                 (283,945,249)        (58,426,642)       (18,533,930)         (9,661,725)
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (283,025,256)      $ (51,792,984)     $ (18,654,750)       $ (9,913,742)
                                           ==================== =================== ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                        MIST HARRIS                                                   MIST LEGG MASON
  MIST LAZARD        MIST MET/AIM           OAKMARK    MIST THIRD AVENUE        MIST OPPENHEIMER             PARTNERS
      MID CAP    SMALL CAP GROWTH     INTERNATIONAL      SMALL CAP VALUE    CAPITAL APPRECIATION    AGGRESSIVE GROWTH
  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    $ 959,339                $ --       $ 4,788,824          $ 2,056,641             $ 9,182,818                 $ --
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    1,402,343           1,981,037         3,970,100            3,749,463               3,555,458            1,153,355
      247,145             355,581           708,750              650,723                 617,638              205,150
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    1,649,488           2,336,618         4,678,850            4,400,186               4,173,096            1,358,505
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
     (690,149)         (2,336,618)          109,974           (2,343,545)              5,009,722           (1,358,505)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    7,760,436          13,428,104        49,862,624           18,595,000              73,204,336              669,534
   (4,574,658)         (1,228,854)      (12,196,864)             800,478              (7,463,250)          (1,747,942)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    3,185,778          12,199,250        37,665,760           19,395,478              65,741,086           (1,078,408)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
  (47,991,389)        (77,286,162)     (184,812,243)        (104,970,939)           (216,168,936)         (36,608,829)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
  (44,805,611)        (65,086,912)     (147,146,483)         (85,575,461)           (150,427,850)         (37,687,237)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
$ (45,495,760)      $ (67,423,530)   $ (147,036,509)       $ (87,919,006)         $ (145,418,128)       $ (39,045,742)
================ =================== ================= ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                  MIST PIMCO
                                               MIST PIMCO         MIST RCM         INFLATION    MIST T. ROWE PRICE
                                             TOTAL RETURN       TECHNOLOGY    PROTECTED BOND        MID CAP GROWTH
                                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------- ---------------- ----------------- ---------------------
INVESTMENT INCOME:
      Dividends                              $ 18,736,505      $ 7,864,582      $ 10,543,558                  $ --
                                            ---------------- ---------------- ----------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                 7,100,760          796,892         4,085,698             2,634,479
      Administrative charges                    1,122,702          139,238           720,327               475,358
                                             --------------- ---------------- ----------------- ---------------------
        Total expenses                          8,223,462          936,130         4,806,025             3,109,837
                                             --------------- ---------------- ----------------- ---------------------
           Net investment income (loss)        10,513,043        6,928,452         5,737,533            (3,109,837)
                                             --------------- ---------------- ----------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              12,004,734       16,659,671           582,703            22,909,149
      Realized gains (losses) on sale of
        investments                               307,026       (4,240,859)       (3,168,741)            2,340,217
                                             --------------- ---------------- ----------------- ---------------------
           Net realized gains (losses)         12,311,760       12,418,812        (2,586,038)           25,249,366
                                             --------------- ---------------- ----------------- ---------------------
     Change in unrealized gains (losses)
        on investments                        (28,451,249)     (52,183,275)      (32,695,477)         (115,238,774)
                                             --------------- ---------------- ----------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments               (16,139,489)     (39,764,463)      (35,281,515)          (89,989,408)
                                             --------------- ---------------- ----------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations            $ (5,626,446)   $ (32,836,011)    $ (29,543,982)        $ (93,099,245)
                                            ================ ================ ================= =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
    INTERNATIONAL    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
      $ 5,446,200           $ 1,441,824              $ --             $ 868,855          $ 11,973,335         $ 28,083,832
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        4,005,267             1,228,875           751,416             1,534,926            12,070,043           22,607,474
          690,982               214,467           133,881               271,904             2,137,377            4,015,428
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        4,696,249             1,443,342           885,297             1,806,830            14,207,420           26,622,902
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
          749,951                (1,518)         (885,297)             (937,975)           (2,234,085)           1,460,930
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       31,241,250             8,517,599         4,913,034             9,402,467            16,840,987           42,546,070
       (3,124,468)           (4,921,608)         (271,421)           (4,588,293)           (7,811,463)         (11,284,480)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       28,116,782             3,595,991         4,641,613             4,814,174             9,029,524           31,261,590
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     (181,895,929)          (47,457,118)      (37,334,322)          (48,477,533)         (217,070,681)        (538,226,402)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     (153,779,147)          (43,861,127)      (32,692,709)          (43,663,359)         (208,041,157)        (506,964,812)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
   $ (153,029,196)        $ (43,862,645)    $ (33,578,006)        $ (44,601,334)       $ (210,275,242)      $ (505,503,882)
==================== ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MIST METLIFE        MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                           BALANCED STRATEGY     GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                 SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- ------------------- ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                $ 210,816,196       $ 189,644,395           $ 16,542,186          $ 902,628
                                           -------------------- ------------------- ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                   61,656,198          75,388,397              6,415,210            738,378
      Administrative charges                      11,046,985          13,496,858              1,137,233            128,718
                                           -------------------- ------------------- ---------------------- ------------------
        Total expenses                            72,703,183          88,885,255              7,552,443            867,096
                                           -------------------- ------------------- ---------------------- ------------------
           Net investment income (loss)          138,113,013         100,759,140              8,989,743             35,532
                                           -------------------- ------------------- ---------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                289,726,880         380,636,086             57,856,669          1,991,125
      Realized gains (losses) on sale of
        investments                              (39,025,067)        (52,840,808)           (11,387,113)        (2,710,466)
                                           -------------------- ------------------- ---------------------- ------------------
           Net realized gains (losses)           250,701,813         327,795,278             46,469,556           (719,341)
                                           -------------------- ------------------- ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                        (2,084,196,961)     (2,936,404,011)          (283,905,358)       (22,431,043)
                                           -------------------- ------------------- ---------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments               (1,833,495,148)     (2,608,608,733)          (237,435,802)       (23,150,384)
                                           -------------------- ------------------- ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (1,695,382,135)   $ (2,507,849,593)        $ (228,446,059)     $ (23,114,852)
                                           ==================== =================== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES            MIST MET/AIM                            MIST DREMAN
   VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS    CAPITAL APPRECIATION    MIST JANUS FORTY    SMALL CAP VALUE
    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        $ 8,829            $ 768,669           $ 2,727,201                $ 51,886           $ 586,174           $ 92,545
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        698,830              797,479               833,714                  36,266             188,810            198,837
        133,220              145,828               147,843                   6,953              30,283             31,699
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        832,050              943,307               981,557                  43,219             219,093            230,536
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
       (823,221)            (174,638)            1,745,644                   8,667             367,081           (137,991)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
      2,161,071            5,589,604             3,579,705                      --             253,696            347,638
     (2,988,851)          (2,105,288)           (3,239,170)                (79,118)           (493,331)           (50,628)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
       (827,780)           3,484,316               340,535                 (79,118)           (239,635)           297,010
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
    (40,220,689)         (47,764,673)          (31,624,027)             (1,479,081)         (7,533,817)        (4,164,065)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
    (41,048,469)         (44,280,357)          (31,283,492)             (1,558,199)         (7,773,452)        (3,867,055)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
  $ (41,871,690)       $ (44,454,995)        $ (29,537,848)           $ (1,549,532)       $ (7,406,371)      $ (4,005,046)
================== ==================== ===================== ======================= =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                    MIST PIONEER    MIST BLACKROCK    MIST BLACKROCK
                                           MIST PIONEER FUND    STRATEGIC INCOME    LARGE CAP CORE        HIGH YIELD
                                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                     $ 93,189         $ 7,684,639          $ 24,429         $ 590,220
                                           -------------------- ------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      142,846           1,541,108            66,196           177,751
      Administrative charges                          27,217             309,317            10,537            29,322
                                           -------------------- ------------------- ----------------- -----------------
        Total expenses                               170,063           1,850,425            76,733           207,073
                                           -------------------- ------------------- ----------------- -----------------
           Net investment income (loss)              (76,874)          5,834,214           (52,304)          383,147
                                           -------------------- ------------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                  --           195,603                --
      Realized gains (losses) on sale of
        investments                               (1,105,314)         (2,001,682)         (140,974)       (1,764,755)
                                           -------------------- ------------------- ----------------- -----------------
           Net realized gains (losses)            (1,105,314)         (2,001,682)           54,629        (1,764,755)
                                           -------------------- ------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                            (3,729,034)        (21,409,793)       (1,971,499)       (3,738,362)
                                           -------------------- ------------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                   (4,834,348)        (23,411,475)       (1,916,870)       (5,503,117)
                                           -------------------- ------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (4,911,222)      $ (17,577,261)     $ (1,969,174)     $ (5,119,970)
                                           ==================== =================== ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                      MIST AMERICAN                                                                   MIST AMERICAN
    MIST RAINIER     FUNDS BALANCED      MIST AMERICAN      MIST AMERICAN    MIST AMERICAN FUNDS              FUNDS
LARGE CAP EQUITY         ALLOCATION         FUNDS BOND       FUNDS GROWTH      GROWTH ALLOCATION      INTERNATIONAL
     SUB-ACCOUNT    SUB-ACCOUNT (a)    SUB-ACCOUNT (a)    SUB-ACCOUNT (a)        SUB-ACCOUNT (a)    SUB-ACCOUNT (a)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
            $ --       $ 12,056,144        $ 1,430,938        $ 2,183,567           $ 20,545,284        $ 3,014,445
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         318,145          1,645,377            140,283            265,218              2,695,365            244,785
          57,557            298,906             25,524             48,505                491,783             44,628
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         375,702          1,944,283            165,807            313,723              3,187,148            289,413
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
        (375,702)        10,111,861          1,265,131          1,869,844             17,358,136          2,725,032
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         242,401             18,803                 --                 --                  8,685                969
        (725,094)        (1,187,498)           (42,761)           (31,924)               (24,152)          (294,185)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
        (482,693)        (1,168,695)           (42,761)           (31,924)               (15,467)          (293,216)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
     (12,232,869)       (79,902,745)        (3,081,576)       (19,679,152)          (170,403,804)       (16,971,992)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
     (12,715,562)       (81,071,440)        (3,124,337)       (19,711,076)          (170,419,271)       (17,265,208)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
   $ (13,091,264)     $ (70,959,579)      $ (1,859,206)     $ (17,841,232)        $ (153,061,135)     $ (14,540,176)
=================== ================== ================== ================== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             MIST AMERICAN                          MIST MET/FRANKLIN
                                            FUNDS MODERATE    MIST MET/FRANKLIN    TEMPLETON FOUNDING          MIST SSGA
                                                ALLOCATION        MUTUAL SHARES              STRATEGY         GROWTH ETF
                                           SUB-ACCOUNT (a)      SUB-ACCOUNT (a)       SUB-ACCOUNT (a)    SUB-ACCOUNT (b)
                                         ------------------- -------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                               $ 7,956,812            $ 358,327           $ 3,544,132               $ --
                                         ------------------- -------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                 1,020,888               60,481             1,016,581                887
      Administrative charges                      188,088               11,072               187,356                166
                                          ------------------ -------------------- --------------------- ------------------
        Total expenses                          1,208,976               71,553             1,203,937              1,053
                                          ------------------ -------------------- --------------------- ------------------
           Net investment income (loss)         6,747,836              286,774             2,340,195             (1,053)
                                          ------------------ -------------------- --------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   7,114                   --                    --                 --
      Realized gains (losses) on sale of
        investments                            (1,356,772)            (104,240)              (46,625)                --
                                          ------------------ -------------------- --------------------- ------------------
           Net realized gains (losses)         (1,349,658)            (104,240)              (46,625)                --
                                          ------------------ -------------------- --------------------- ------------------
     Change in unrealized gains (losses)
        on investments                        (39,805,795)          (3,194,226)          (44,949,267)            68,421
                                          ------------------ -------------------- --------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments               (41,155,453)          (3,298,466)          (44,995,892)            68,421
                                          ------------------ -------------------- --------------------- ------------------
     Net increase (decrease) in net
         assets resulting from
         operations                         $ (34,407,617)        $ (3,011,692)        $ (42,655,697)          $ 67,368
                                         =================== ==================== ===================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH       AIM V.I.    AIM V.I. CAPITAL                AIM V.I.    AIM V.I. BASIC              AIM V.I.
  AND INCOME ETF    CORE EQUITY        APPRECIATION    INTERNATIONAL GROWTH          BALANCED    GLOBAL REAL ESTATE
 SUB-ACCOUNT (b)    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
            $ --       $ 11,196                $ --               $ 172,612          $ 18,818             $ 197,136
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           2,621          8,682               4,139                 231,239             6,877                22,324
             455             --                  --                  52,571                --                 5,163
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           3,076          8,682               4,139                 283,810             6,877                27,487
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
          (3,076)         2,514              (4,139)               (111,198)           11,941               169,649
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
              --             --                  --                 501,006                --               307,358
           2,403         16,517             (14,342)             (1,303,819)          (26,155)              (50,769)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           2,403         16,517             (14,342)               (802,813)          (26,155)              256,589
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
         158,177       (222,155)           (138,973)            (11,002,806)         (207,594)           (1,703,426)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
         160,580       (205,638)           (153,315)            (11,805,619)         (233,749)           (1,446,837)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
       $ 157,504     $ (203,124)         $ (157,454)          $ (11,916,817)       $ (221,808)         $ (1,277,188)
=================== ============== =================== ======================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                      OPPENHEIMER
                                           MFS RESEARCH    MFS INVESTORS TRUST    MFS NEW DISCOVERY    MAIN STREET
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
                                          --------------- ---------------------- -------------------- --------------
INVESTMENT INCOME:
      Dividends                                  $ 856                  $ 873                 $ --        $ 2,696
                                         ---------------- ---------------------- -------------------- --------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,042                  1,258                  964          2,453
      Administrative charges                        --                     --                   --             --
                                          --------------- ---------------------- -------------------- --------------
        Total expenses                           2,042                  1,258                  964          2,453
                                          --------------- ---------------------- -------------------- --------------
           Net investment income (loss)         (1,186)                  (385)                (964)           243
                                          --------------- ---------------------- -------------------- --------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --                  7,206               14,047         11,713
      Realized gains (losses) on sale of
        investments                              6,421                  5,803               (3,636)           886
                                          --------------- ---------------------- -------------------- --------------
           Net realized gains (losses)           6,421                 13,009               10,411         12,599
                                          --------------- ---------------------- -------------------- --------------
     Change in unrealized gains (losses)
        on investments                         (64,104)               (43,568)             (42,333)       (94,975)
                                          --------------- ---------------------- -------------------- --------------
     Net realized and unrealized gains
        (losses) on investments                (57,683)               (30,559)             (31,922)       (82,376)
                                          --------------- ---------------------- -------------------- --------------
     Net increase (decrease) in net
        assets resulting from operations     $ (58,869)             $ (30,944)           $ (32,886)     $ (82,133)
                                          =============== ====================== ==================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

OPPENHEIMER       OPPENHEIMER    OPPENHEIMER MAIN    OPPENHEIMER  FIDELITY VIP      FIDELITY VIP
  CORE BOND    STRATEGIC BOND    STREET SMALL CAP          MONEY ASSET MANAGER            GROWTH
SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    $ 8,395           $ 1,250            $ 27,640        $ 4,242   $ 3,073,691       $ 1,427,995
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      2,598               322             162,196          2,148     1,653,508         2,434,202
         --                --              37,697             --            --                --
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      2,598               322             199,893          2,148     1,653,508         2,434,202
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      5,797               928            (172,253)         2,094     1,420,183        (1,006,207)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
         --               289             569,406             --    12,845,835                --
    (16,558)            3,759            (906,887)            --    (2,816,740)       (1,495,360)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (16,558)            4,048            (337,481)            --    10,029,095        (1,495,360)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (69,378)           (7,449)         (7,281,710)            --   (50,937,043)     (105,165,298)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (85,936)           (3,401)         (7,619,191)            --   (40,907,948)     (106,660,658)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
  $ (80,139)         $ (2,473)       $ (7,791,444)       $ 2,094 $ (39,487,765)   $ (107,666,865)
============== ================= =================== =========== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             FIDELITY VIP    FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                               CONTRAFUND        OVERSEAS    EQUITY-INCOME        INDEX 500
                                              SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                           ----------------- --------------- ---------------- ----------------
INVESTMENT INCOME:
      Dividends                               $ 3,152,933       $ 212,046        $ 227,171      $ 1,929,785
                                           ----------------- --------------- ---------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                 4,098,392         108,515          141,105        1,280,711
      Administrative charges                       80,107              --               --               --
                                           ----------------- --------------- ---------------- ----------------
        Total expenses                          4,178,499         108,515          141,105        1,280,711
                                           ----------------- --------------- ---------------- ----------------
           Net investment income (loss)        (1,025,566)        103,531           86,066          649,074
                                           ----------------- --------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               8,766,656       1,078,686           11,202        1,083,940
      Realized gains (losses) on sale of
        investments                            (4,126,861)        (84,229)        (599,600)         956,879
                                           ----------------- --------------- ---------------- ----------------
           Net realized gains (losses)          4,639,795         994,457         (588,398)       2,040,819
                                           ----------------- --------------- ---------------- ----------------
     Change in unrealized gains (losses)
        on investments                       (169,629,453)     (5,763,565)      (4,751,685)     (45,013,396)
                                           ----------------- --------------- ---------------- ----------------
     Net realized and unrealized gains
        (losses) on investments              (164,989,658)     (4,769,108)      (5,340,083)     (42,972,577)
                                           ----------------- --------------- ---------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (166,015,224)   $ (4,665,577)    $ (5,254,017)   $ (42,323,503)
                                           ================= =============== ================ ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP  FIDELITY VIP              DWS    MSF FI MID CAP          MSF FI           MSF FI
MONEY MARKET       MID CAP    INTERNATIONAL     OPPORTUNITIES       LARGE CAP    VALUE LEADERS
 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
------------ ---------------- ---------------- ----------------- --------------- ----------------
 $ 1,197,054     $ 118,913        $ 419,964          $ 21,125            $ --         $ 75,092
------------ ---------------- ---------------- ----------------- --------------- ----------------
     543,443       570,616          404,756            68,451          62,442           63,037
          --       113,801               --                --           9,849           10,378
------------ ---------------- ---------------- ----------------- --------------- ----------------
     543,443       684,417          404,756            68,451          72,291           73,415
------------ ---------------- ---------------- ----------------- --------------- ----------------
     653,611      (565,504)          15,208           (47,326)        (72,291)           1,677
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --     6,038,242        5,461,569                --              --          436,547
          --    (2,032,243)        (300,549)          (88,745)       (290,186)        (223,761)
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --     4,005,999        5,161,020           (88,745)       (290,186)         212,786
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --   (27,042,018)     (23,324,279)       (3,499,091)     (1,977,983)      (2,258,092)
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --   (23,036,019)     (18,163,259)       (3,587,836)     (2,268,169)      (2,045,306)
------------ ---------------- ---------------- ----------------- --------------- ----------------
   $ 653,611 $ (23,601,523)   $ (18,148,051)     $ (3,635,162)   $ (2,340,460)    $ (2,043,629)
============ ================ ================ ================= =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                        MSF BLACKROCK
                                             MSF RUSSELL        MSF JULIUS BAER       MSF METLIFE    LEGACY LARGE CAP
                                              2000 INDEX    INTERNATIONAL STOCK       STOCK INDEX              GROWTH
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------- ---------------------- ----------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 97,711              $ 153,673       $ 4,250,686             $ 4,860
                                            --------------- ---------------------- ----------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   96,580                 71,831         3,209,455              14,896
      Administrative charges                          --                 11,786           422,995                  --
                                             -------------- ---------------------- ----------------- -------------------
        Total expenses                            96,580                 83,617         3,632,450              14,896
                                             -------------- ---------------------- ----------------- -------------------
           Net investment income (loss)            1,131                 70,056           618,236             (10,036)
                                             -------------- ---------------------- ----------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                383,327                648,873        10,241,113                  --
      Realized gains (losses) on sale of
        investments                             (766,832)              (251,473)       (1,043,695)             (6,667)
                                             -------------- ---------------------- ----------------- -------------------
           Net realized gains (losses)          (383,505)               397,400         9,197,418              (6,667)
                                             -------------- ---------------------- ----------------- -------------------
     Change in unrealized gains (losses)
        on investments                        (2,531,381)            (3,432,086)     (115,000,965)           (479,683)
                                             -------------- ---------------------- ----------------- -------------------
     Net realized and unrealized gains
        (losses) on investments               (2,914,886)            (3,034,686)     (105,803,547)           (486,350)
                                             -------------- ---------------------- ----------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (2,913,755)          $ (2,964,630)   $ (105,185,311)         $ (496,386)
                                            =============== ====================== ================= ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                               MSF LEHMAN
  MSF BLACKROCK    MSF BLACKROCK      MSF BLACKROCK    BROTHERS AGGREGATE                     MSF MORGAN STANLEY
STRATEGIC VALUE      BOND INCOME    LARGE CAP VALUE            BOND INDEX    MSF MFS VALUE            EAFE INDEX
    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
       $ 55,184      $ 1,718,701           $ 27,324             $ 378,323        $ 457,351             $ 462,012
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        137,859          524,207             42,238               108,296          368,883               208,790
             --           69,813                 --                    --           49,802                    --
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        137,859          594,020             42,238               108,296          418,685               208,790
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        (82,675)       1,124,681            (14,914)              270,027           38,666               253,222
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
      1,001,301               --             52,991                    --        2,525,228               638,336
       (640,702)        (342,658)          (170,841)              (33,327)      (1,801,773)             (173,393)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        360,599         (342,658)          (117,850)              (33,327)         723,455               464,943
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
     (5,059,965)      (2,808,583)        (1,221,978)               71,367      (11,171,380)           (8,998,610)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
     (4,699,366)      (3,151,241)        (1,339,828)               38,040      (10,447,925)           (8,533,667)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
   $ (4,782,041)    $ (2,026,560)      $ (1,354,742)            $ 308,067    $ (10,409,259)         $ (8,280,445)
================== ================ ================== ===================== ================ =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                          MSF HARRIS
                                                  MSF MFS            MSF METLIFE         MSF DAVIS           OAKMARK
                                             TOTAL RETURN    MID CAP STOCK INDEX     VENTURE VALUE     FOCUSED VALUE
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                             --------------- ---------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                               $ 1,552,965              $ 190,720       $ 5,729,164         $ 152,489
                                            ---------------- ---------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                   612,452                181,562         6,583,513         3,236,439
      Administrative charges                       80,535                     --         1,161,945           539,234
                                             --------------- ---------------------- ----------------- -----------------
        Total expenses                            692,987                181,562         7,745,458         3,775,673
                                             --------------- ---------------------- ----------------- -----------------
           Net investment income (loss)           859,978                  9,158        (2,016,294)       (3,623,184)
                                             --------------- ---------------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               3,504,659              1,256,924         2,728,972        28,206,598
      Realized gains (losses) on sale of
        investments                            (2,021,246)              (339,467)        9,104,672       (14,285,692)
                                             --------------- ---------------------- ----------------- -----------------
           Net realized gains (losses)          1,483,413                917,457        11,833,644        13,920,906
                                             --------------- ---------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                        (13,827,196)            (6,892,549)     (240,704,599)     (145,506,995)
                                             --------------- ---------------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments               (12,343,783)            (5,975,092)     (228,870,955)     (131,586,089)
                                             --------------- ---------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations           $ (11,483,805)          $ (5,965,934)   $ (230,887,249)   $ (135,209,273)
                                            ================ ====================== ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    MSF WESTERN ASSET
 MSF JENNISON    MSF BLACKROCK MSF T. ROWE PRICE           MANAGEMENT    MSF OPPENHEIMER              MSF METLIFE
       GROWTH     MONEY MARKET  SMALL CAP GROWTH      U.S. GOVERNMENT      GLOBAL EQUITY    AGGRESSIVE ALLOCATION
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  $ 3,283,695      $ 9,172,077              $ --          $ 2,357,556          $ 168,999                 $ 10,281
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
    2,139,920        5,400,810            28,508              910,685            118,759                   30,970
      382,172          942,166             2,231              167,553             23,726                    5,085
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
    2,522,092        6,342,976            30,739            1,078,238            142,485                   36,055
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
      761,603        2,829,101           (30,739)           1,279,318             26,514                  (25,774)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
   12,827,545               --           217,636                   --            340,550                   60,328
      229,671               --           (81,376)            (532,690)          (250,444)                (257,274)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
   13,057,216               --           136,260             (532,690)            90,106                 (196,946)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  (82,069,768)              --        (1,371,897)          (2,345,788)        (5,106,339)                (850,302)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  (69,012,552)              --        (1,235,637)          (2,878,478)        (5,016,233)              (1,047,248)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
$ (68,250,949)     $ 2,829,101      $ (1,266,376)        $ (1,599,160)      $ (4,989,719)            $ (1,073,022)
================ ============= ==================== ==================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                              MSF METLIFE            MSF METLIFE                                     MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE              MODERATE TO
                                               ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                             --------------- ---------------------- ---------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                  $ 38,717               $ 59,475              $ 317,363                $ 352,641
                                            ---------------- ---------------------- ---------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                    67,880                 87,574                611,109                  852,830
      Administrative charges                       11,545                 14,290                103,501                  144,079
                                             --------------- ---------------------- ---------------------- ------------------------
        Total expenses                             79,425                101,864                714,610                  996,909
                                             --------------- ---------------------- ---------------------- ------------------------
           Net investment income (loss)           (40,708)               (42,389)              (397,247)                (644,268)
                                             --------------- ---------------------- ---------------------- ------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  35,524                 63,613                522,716                  969,763
      Realized gains (losses) on sale of
        investments                              (106,999)              (150,611)              (503,237)              (1,315,848)
                                             --------------- ---------------------- ---------------------- ------------------------
           Net realized gains (losses)            (71,475)               (86,998)                19,479                 (346,085)
                                             --------------- ---------------------- ---------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                           (717,596)            (1,454,221)           (14,209,553)             (23,919,604)
                                             --------------- ---------------------- ---------------------- ------------------------
     Net realized and unrealized gains
        (losses) on investments                  (789,071)            (1,541,219)           (14,190,074)             (24,265,689)
                                             --------------- ---------------------- ---------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (829,779)          $ (1,583,608)         $ (14,587,321)           $ (24,909,957)
                                            ================ ====================== ====================== ========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                            MSF NEUBERGER    MSF MET/DIMENSIONAL
MSF T. ROWE PRICE    MSF LOOMIS SAYLES             BERMAN    INTERNATIONAL SMALL    VAN KAMPEN LIT    VAN KAMPEN LIT
 LARGE CAP GROWTH            SMALL CAP      MID CAP VALUE                COMPANY    CAPITAL GROWTH        ENTERPRISE
  SUB-ACCOUNT (a)      SUB-ACCOUNT (c)    SUB-ACCOUNT (c)        SUB-ACCOUNT (b)       SUB-ACCOUNT       SUB-ACCOUNT
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
             $ --                 $ --               $ --                   $ --          $ 15,504           $ 1,053
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
            8,091                   53                 24                     91            40,456             1,194
            1,498                    9                  4                     14             6,711                --
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
            9,589                   62                 28                    105            47,167             1,194
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
           (9,589)                 (62)               (28)                  (105)          (31,663)             (141)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
               --                   --                 --                     --                --                --
          (67,717)                  --                 --                    414           757,973             1,217
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
          (67,717)                  --                 --                    414           757,973             1,217
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
         (340,288)              (3,170)             2,058                  7,962        (1,228,958)          (43,899)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
         (408,005)              (3,170)             2,058                  8,376          (470,985)          (42,682)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
       $ (417,594)            $ (3,232)           $ 2,030                $ 8,271        $ (502,648)        $ (42,823)
==================== ==================== ================== ====================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                              VAN KAMPEN LIT    VAN KAMPEN LIT        FEDERATED    FEDERATED HIGH
                                           GROWTH AND INCOME          COMSTOCK    EQUITY INCOME       INCOME BOND
                                                 SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ----------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                    $ 852,984       $ 1,527,887            $ 899          $ 10,241
                                           -------------------- ----------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      690,292           935,534              333             1,419
      Administrative charges                         140,918           183,107               --                --
                                           -------------------- ----------------- ---------------- -----------------
        Total expenses                               831,210         1,118,641              333             1,419
                                           -------------------- ----------------- ---------------- -----------------
           Net investment income (loss)               21,774           409,246              566             8,822
                                           -------------------- ----------------- ---------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  1,656,383         3,752,491               --                --
      Realized gains (losses) on sale of
        investments                               (2,168,968)       (2,271,607)             621           (15,911)
                                           -------------------- ----------------- ---------------- -----------------
           Net realized gains (losses)              (512,585)        1,480,884              621           (15,911)
                                           -------------------- ----------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                           (22,626,597)      (34,943,157)          (9,945)          (22,836)
                                           -------------------- ----------------- ---------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                  (23,139,182)      (33,462,273)          (9,324)          (38,747)
                                           -------------------- ----------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (23,117,408)    $ (33,053,027)        $ (8,758)        $ (29,925)
                                           ==================== ================= ================ =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

FEDERATED MID CAP    NEUBERGER BERMAN     ALGER AMERICAN    T. ROWE PRICE          T. ROWE PRICE    T. ROWE PRICE PRIME
GROWTH STRATEGIES             GENESIS    SMALLCAP GROWTH     GROWTH STOCK    INTERNATIONAL STOCK                RESERVE
      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
             $ --               $ 467               $ --         $ 32,957               $ 15,429               $ 45,576
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
            1,563                 112            788,573           72,690                  9,006                 16,349
               --                  --                 --               --                     --                     --
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
            1,563                 112            788,573           72,690                  9,006                 16,349
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           (1,563)                355           (788,573)         (39,733)                 6,423                 29,227
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           31,619                  --            812,709           19,225                  2,805                     --
           (2,360)                (85)        (1,047,123)         (64,740)                (8,769)                   (22)
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           29,259                 (85)          (234,414)         (45,515)                (5,964)                   (22)
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
          (86,498)             (5,060)       (34,617,982)      (4,164,867)              (606,967)                   200
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
          (57,239)             (5,145)       (34,852,396)      (4,210,382)              (612,931)                   178
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
        $ (58,802)           $ (4,790)     $ (35,640,969)    $ (4,250,115)            $ (606,508)              $ 29,405
==================== =================== ================== ================ ====================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                               AMERICAN FUNDS
                                                JANUS ASPEN      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS
                                           WORLDWIDE GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME
                                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           ------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                        $ 89              $ --       $ 2,686,126       $ 3,135,251
                                           ------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                          64           435,041         3,468,676         2,153,664
      Administrative charges                             --            32,310           554,913           325,284
                                           ------------------- ----------------- ----------------- -----------------
        Total expenses                                   64           467,351         4,023,589         2,478,948
                                           ------------------- ----------------- ----------------- -----------------
           Net investment income (loss)                  25          (467,351)       (1,337,463)          656,303
                                           ------------------- ----------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --         4,932,765        29,196,195        10,385,364
      Realized gains (losses) on sale of
        investments                                     215          (996,016)       (3,596,451)       (1,152,882)
                                           ------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)                  215         3,936,749        25,599,744         9,232,482
                                           ------------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               (4,434)      (29,905,104)     (174,410,801)      (85,104,056)
                                           ------------------- ----------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                      (4,219)      (25,968,355)     (148,811,057)      (75,871,574)
                                           ------------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (4,194)    $ (26,435,706)   $ (150,148,520)    $ (75,215,271)
                                           =================== ================= ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS    AMERICAN FUNDS        FTVIPT MUTUAL      FTVIPT TEMPLETON     FTVIPT TEMPLETON      FTVIPT FRANKLIN
 GLOBAL GROWTH              BOND    SHARES SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    INCOME SECURITIES
   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   $ 2,484,577       $ 1,490,291          $ 2,279,247           $ 1,291,052            $ 620,410          $ 5,117,615
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     1,562,106           172,244              887,293               866,493              445,416            1,184,622
       285,685            40,873              173,965               137,459               86,327              233,337
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     1,847,791           213,117            1,061,258             1,003,952              531,743            1,417,959
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
       636,786         1,277,174            1,217,989               287,100               88,667            3,699,656
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     9,836,967            37,323            3,241,852             5,283,931            2,444,798            2,142,862
      (856,422)          (61,519)          (1,365,724)             (273,151)            (977,497)          (1,702,477)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     8,980,545           (24,196)           1,876,128             5,010,780            1,467,301              440,385
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   (66,659,058)       (3,510,614)         (36,089,735)          (34,118,181)         (20,786,300)         (38,217,481)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   (57,678,513)       (3,534,810)         (34,213,607)          (29,107,401)         (19,318,999)         (37,777,096)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
 $ (57,041,727)     $ (2,257,636)       $ (32,995,618)        $ (28,820,301)       $ (19,230,332)       $ (34,077,440)
================= ================= ==================== ===================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           FTVIPT TEMPLETON    FTVIPT FRANKLIN
                                              GLOBAL INCOME    SMALL CAP VALUE    UIF EQUITY AND
                                                 SECURITIES         SECURITIES            INCOME    UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------- ------------------ ----------------- -----------------------
INVESTMENT INCOME:
      Dividends                                   $ 404,964           $ 39,859       $ 4,193,304             $ 1,707,532
                                           ------------------- ------------------ ----------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                     120,998             40,231         2,163,719                 659,311
      Administrative charges                         28,945              9,467           428,932                 125,338
                                           ------------------- ------------------ ----------------- -----------------------
        Total expenses                              149,943             49,698         2,592,651                 784,649
                                           ------------------- ------------------ ----------------- -----------------------
           Net investment income (loss)             255,021             (9,839)        1,600,653                 922,883
                                           ------------------- ------------------ ----------------- -----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --            276,058         5,643,649              18,727,195
      Realized gains (losses) on sale of
        investments                                 (28,320)           (78,576)       (4,211,776)             (1,651,931)
                                           ------------------- ------------------ ----------------- -----------------------
           Net realized gains (losses)              (28,320)           197,482         1,431,873              17,075,264
                                           ------------------- ------------------ ----------------- -----------------------
     Change in unrealized gains (losses)
        on investments                              289,110         (1,934,460)      (50,294,653)            (39,422,041)
                                           ------------------- ------------------ ----------------- -----------------------
     Net realized and unrealized gains
        (losses) on investments                     260,790         (1,736,978)      (48,862,780)            (22,346,777)
                                           ------------------- ------------------ ----------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 515,811       $ (1,746,817)    $ (47,262,127)          $ (21,423,894)
                                           =================== ================== ================= =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     UIF U.S.        PIONEER VCT        PIONEER VCT         PIONEER VCT        PIONEER VCT     PIONEER VCT
MID CAP VALUE               BOND       CULLEN VALUE    EMERGING MARKETS      EQUITY INCOME            FUND
  SUB-ACCOUNT    SUB-ACCOUNT (c)    SUB-ACCOUNT (c)     SUB-ACCOUNT (c)    SUB-ACCOUNT (c) SUB-ACCOUNT (c)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
     $ 47,040              $ 912               $ --                $ --              $ 210           $ 279
---------------- ------------------ ------------------ ------------------- --------------- ------------------
       64,197                168                327                 105                 80              81
       14,970                 38                 69                  19                 14              21
---------------- ------------------ ------------------ ------------------- --------------- ------------------
       79,167                206                396                 124                 94             102
---------------- ------------------ ------------------ ------------------- --------------- ------------------
      (32,127)               706               (396)               (124)               116             177
---------------- ------------------ ------------------ ------------------- --------------- ------------------
    1,972,450                 --                 --                  --                 --              --
     (138,436)              (509)            (1,801)                 (7)                --          36,059
---------------- ------------------ ------------------ ------------------- --------------- ------------------
    1,834,014               (509)            (1,801)                 (7)                --          36,059
---------------- ------------------ ------------------ ------------------- --------------- ------------------
   (5,269,797)               444              3,133              (1,056)                 3         (39,483)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
   (3,435,783)               (65)             1,332              (1,063)                 3          (3,424)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
 $ (3,467,910)             $ 641              $ 936            $ (1,187)             $ 119        $ (3,247)
================ ================== ================== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                   PIONEER VCT        PIONEER VCT     PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
                                             GLOBAL HIGH YIELD         HIGH YIELD    AGGRESSIVE ALLOCATION       GROWTH ALLOCATION
                                               SUB-ACCOUNT (c)    SUB-ACCOUNT (c)          SUB-ACCOUNT (c)         SUB-ACCOUNT (c)
                                             -------------------- ------------------ ------------------------ ---------------------
INVESTMENT INCOME:
      Dividends                                          $ 113              $ 274                     $ --                    $ --
                                            --------------------- ------------------ ------------------------ ---------------------
EXPENSES:
      Mortality & expense risk
        charges                                              5                 19                        9                   3,336
      Administrative charges                                --                  5                        2                     684
                                             -------------------- ------------------ ------------------------ ---------------------
        Total expenses                                       5                 24                       11                   4,020
                                             -------------------- ------------------ ------------------------ ---------------------
           Net investment income (loss)                    108                250                      (11)                 (4,020)
                                             -------------------- ------------------ ------------------------ ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --                 --                       --                      --
      Realized gains (losses) on sale of
        investments                                         --                 --                       --                    (544)
                                             -------------------- ------------------ ------------------------ ---------------------
           Net realized gains (losses)                      --                 --                       --                    (544)
                                             -------------------- ------------------ ------------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                                    (200)            (1,915)                    (113)                 65,380
                                             -------------------- ------------------ ------------------------ ---------------------
     Net realized and unrealized gains
        (losses) on investments                           (200)            (1,915)                    (113)                 64,836
                                             -------------------- ------------------ ------------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations                        $ (92)          $ (1,665)                  $ (124)               $ 60,816
                                            ===================== ================== ======================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                PIONEER VCT OAK
PIONEER VCT IBBOTSON            PIONEER VCT      PIONEER VCT    RIDGE LARGE CAP    PIONEER VCT REAL        PIONEER VCT
 MODERATE ALLOCATION    INTERNATIONAL VALUE    MID CAP VALUE             GROWTH       ESTATE SHARES    SMALL CAP VALUE
     SUB-ACCOUNT (c)        SUB-ACCOUNT (c)      SUB-ACCOUNT    SUB-ACCOUNT (c)     SUB-ACCOUNT (c)    SUB-ACCOUNT (c)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                $ --                   $ --        $ 237,680               $ --               $ 529               $ --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
               2,947                      5          341,735                 12                  76                 21
                 554                      1           67,486                  2                  14                  5
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
               3,501                      6          409,221                 14                  90                 26
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
              (3,501)                    (6)        (171,541)               (14)                439                (26)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                  --                     --        2,158,358                 --                  --                 --
                (966)                    --         (449,177)                --                  (7)                --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                (966)                    --        1,709,181                 --                  (7)                --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
            (168,655)                    30      (12,832,992)               909              (3,723)            (1,807)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
            (169,621)                    30      (11,123,811)               909              (3,730)            (1,807)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
          $ (173,122)                  $ 24    $ (11,295,352)             $ 895            $ (3,291)          $ (1,833)
======================= ====================== ================ ================== =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                  PIONEER VCT              LMPVET          LMPVET           LMPVET
                                             STRATEGIC INCOME    SMALL CAP GROWTH       INVESTORS     EQUITY INDEX
                                              SUB-ACCOUNT (c)         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                             ------------------- ------------------- --------------- ----------------
INVESTMENT INCOME:
      Dividends                                         $ 391                $ --        $ 36,298      $ 1,069,447
                                            -------------------- ------------------- --------------- ----------------
EXPENSES:
      Mortality & expense risk
        charges                                            53             164,288          50,497        1,412,852
      Administrative charges                               13              29,118           8,263          133,672
                                             ------------------- ------------------- --------------- ----------------
        Total expenses                                     66             193,406          58,760        1,546,524
                                             ------------------- ------------------- --------------- ----------------
           Net investment income (loss)                   325            (193,406)        (22,462)        (477,077)
                                             ------------------- ------------------- --------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --             398,158          82,407        1,244,637
      Realized gains (losses) on sale of
        investments                                       (61)            (89,605)       (241,569)      (1,282,040)
                                             ------------------- ------------------- --------------- ----------------
           Net realized gains (losses)                    (61)            308,553        (159,162)         (37,403)
                                             ------------------- ------------------- --------------- ----------------
     Change in unrealized gains (losses)
        on investments                                    676          (6,234,277)     (1,122,112)     (24,324,125)
                                             ------------------- ------------------- --------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                           615          (5,925,724)     (1,281,274)     (24,361,528)
                                             ------------------- ------------------- --------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                       $ 940        $ (6,119,130)   $ (1,303,736)   $ (24,838,605)
                                            ==================== =================== =============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           LMPVET           LMPVET    LMPVET AGGRESSIVE    LMPVET LARGE CAP    LMPVET SOCIAL    LMPVET CAPITAL
FUNDAMENTAL VALUE     APPRECIATION               GROWTH              GROWTH        AWARENESS        AND INCOME
      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      $ 1,405,531      $ 1,172,991                 $ --            $ 21,169         $ 13,689         $ 615,990
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
          998,176        1,064,423            1,511,538             122,954            9,186           727,149
          190,463          201,744              280,002              20,016            1,687           135,111
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
        1,188,639        1,266,167            1,791,540             142,970           10,873           862,260
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
          216,892          (93,176)          (1,791,540)           (121,801)           2,816          (246,270)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
           58,007        3,269,769                   --                  --               --         1,164,376
       (1,506,554)        (931,453)            (890,539)           (160,593)         (46,175)       (3,245,634)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
       (1,448,547)       2,338,316             (890,539)           (160,593)         (46,175)       (2,081,258)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      (33,402,986)     (31,109,184)         (53,980,569)         (3,323,792)        (179,725)      (20,848,047)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      (34,851,533)     (28,770,868)         (54,871,108)         (3,484,385)        (225,900)      (22,929,305)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
    $ (34,634,641)   $ (28,864,044)       $ (56,662,648)       $ (3,606,186)      $ (223,084)    $ (23,175,575)
==================== ================ ==================== =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                  LMPVET           LMPVET    LMPVET DIVIDEND    LMPVET LIFESTYLE
                                                 CAPITAL    GLOBAL EQUITY           STRATEGY      ALLOCATION 50%
                                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------- ---------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                  $ 3,333          $ 4,542          $ 208,461           $ 297,859
                                            --------------- ---------------- ------------------ -------------------
EXPENSES:
      Mortality & expense risk
        charges                                  109,701           82,830            111,069             116,208
      Administrative charges                      17,525           14,548             18,762              21,588
                                             -------------- ---------------- ------------------ -------------------
        Total expenses                           127,226           97,378            129,831             137,796
                                             -------------- ---------------- ------------------ -------------------
           Net investment income (loss)         (123,893)         (92,836)            78,630             160,063
                                             -------------- ---------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,641,376          824,647                 --             310,926
      Realized gains (losses) on sale of
        investments                             (639,481)        (833,054)          (240,972)           (409,399)
                                             -------------- ---------------- ------------------ -------------------
           Net realized gains (losses)         1,001,895           (8,407)          (240,972)            (98,473)
                                             -------------- ---------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                        (4,421,596)      (2,901,842)        (2,364,206)         (2,836,929)
                                             -------------- ---------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments               (3,419,701)      (2,910,249)        (2,605,178)         (2,935,402)
                                             -------------- ---------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (3,543,594)    $ (3,003,085)      $ (2,526,548)       $ (2,775,339)
                                            =============== ================ ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVIT ADJUSTABLE      LMPVIT GLOBAL    LMPVIT MONEY
  ALLOCATION 70%      ALLOCATION 85%          RATE INCOME    HIGH YIELD BOND          MARKET
     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
------------------- ------------------- -------------------- ------------------ ------------
        $ 88,747           $ 597,086            $ 110,961        $ 4,292,700     $ 1,778,972
------------------- ------------------- -------------------- ------------------ ------------
          48,596             263,629               34,955            531,300         963,703
           8,838              59,697                6,460             97,929         185,699
------------------- ------------------- -------------------- ------------------ ------------
          57,434             323,326               41,415            629,229       1,149,402
------------------- ------------------- -------------------- ------------------ ------------
          31,313             273,760               69,546          3,663,471         629,570
------------------- ------------------- -------------------- ------------------ ------------
           3,608             170,644                   --                 --              --
        (153,834)           (228,705)            (164,548)        (1,351,968)             --
------------------- ------------------- -------------------- ------------------ ------------
        (150,226)            (58,061)            (164,548)        (1,351,968)             --
------------------- ------------------- -------------------- ------------------ ------------
      (1,315,549)        (12,155,524)            (521,720)       (16,334,758)             --
------------------- ------------------- -------------------- ------------------ ------------
      (1,465,775)        (12,213,585)            (686,268)       (17,686,726)             --
------------------- ------------------- -------------------- ------------------ ------------
    $ (1,434,462)      $ (11,939,825)          $ (616,722)     $ (14,023,255)      $ 629,570
=================== =================== ==================== ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             MIST                              MIST                           MIST
                                     LORD ABBETT GROWTH AND INCOME        LORD ABBETT BOND DEBENTURE     VAN KAMPEN MID CAP GROWTH
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                  SUB-ACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                            2008             2007             2008             2007            2008          2007
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)         $ 919,993     $ (5,228,738)     $ 6,633,658     $ 11,005,391      $ (120,820)     $ (213,159)
  Net realized gains (losses)         53,561,466       66,973,185       (4,409,452)       1,357,269       2,130,674         677,224
  Change in unrealized gains
     (losses) on investments        (337,506,715)     (41,085,573)     (54,017,190)       1,748,154     (20,664,604)      1,346,860
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations              (283,025,256)      20,658,874      (51,792,984)      14,110,814     (18,654,750)      1,810,925
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             28,492,525       46,834,968        6,616,627       11,866,307      20,235,767      16,272,511
  Net transfers (including fixed
     account)                        (60,571,133)     (42,192,503)     (37,026,776)        (537,799)      3,880,753       1,160,441
  Contract charges                    (1,821,738)      (2,005,324)      (1,012,375)      (1,008,101)       (123,259)        (24,193)
  Transfers for contract benefits
     and terminations                (58,140,110)     (99,400,248)     (27,555,849)     (41,996,259)     (1,787,329)     (1,974,131)
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (92,040,456)     (96,763,107)     (58,978,373)     (31,675,852)     22,205,932      15,434,628
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                (375,065,712)     (76,104,233)    (110,771,357)     (17,565,038)      3,551,182      17,245,553
NET ASSETS:

  Beginning of period                822,332,309      898,436,542      288,948,614      306,513,652      23,676,085       6,430,532
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
  End of period                    $ 447,266,597    $ 822,332,309    $ 178,177,257    $ 288,948,614    $ 27,227,267    $ 23,676,085
                                   ================ ================ ================ ================ =============== ============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                       MIST                             MIST                             MIST                              MIST
  LORD ABBETT MID CAP VALUE                   LAZARD MID CAP         MET/AIM SMALL CAP GROWTH      HARRIS OAKMARK INTERNATIONAL
                SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
----------------------------- -------------------------------- --------------------------------- ---------------------------------
        2008          2007            2008             2007             2008             2007             2008             2007
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------  ----------------
  $ (252,017)    $   (170,332)   $   (690,149)   $  (1,802,344) $  (2,336,618)   $  (3,078,140)       $ 109,974     $ (3,677,588)
   1,371,978        1,572,469       3,185,778       16,993,970     12,199,250       11,493,314       37,665,760       58,328,270
 (11,033,703)      (1,981,561)    (47,991,389)     (22,036,063)   (77,286,162)       7,260,878     (184,812,243)     (66,126,162)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  (9,913,742)        (579,424)    (45,495,760)      (6,844,437)   (67,423,530)      15,676,052     (147,036,509)     (11,475,480)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  11,699,635        7,930,644      11,607,428       17,011,941     11,094,928       16,457,316       18,439,524       40,484,716
   6,833,294          711,375      (8,565,531)        (712,183)   (10,392,592)      (4,862,063)     (42,593,295)     (13,002,405)
     (79,498)         (34,495)       (449,254)        (462,156)      (650,997)        (676,125)      (1,322,536)      (1,545,713)
    (715,198)      (1,681,654)     (8,150,431)     (14,103,323)   (13,225,101)     (24,185,235)     (22,579,304)     (42,657,980)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  17,738,233        6,925,870      (5,557,788)       1,734,279    (13,173,762)     (13,266,107)     (48,055,611)     (16,721,382)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
   7,824,491        6,346,446     (51,053,548)      (5,110,158)   (80,597,292)       2,409,945     (195,092,120)     (28,196,862)
  16,075,069        9,728,623     121,255,292      126,365,450    181,044,517      178,634,572      384,273,575      412,470,437
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
$ 23,899,560     $ 16,075,069    $ 70,201,744    $ 121,255,292  $ 100,447,225    $ 181,044,517    $ 189,181,455    $ 384,273,575
=============== ============= =============== ================ ================ ================ ===============  ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                            MIST                             MIST                           MIST
                                                    THIRD AVENUE                      OPPENHEIMER                     LEGG MASON
                                                 SMALL CAP VALUE             CAPITAL APPRECIATION     PARTNERS AGGRESSIVE GROWTH
                                                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- -------------------------------- -------------------------------
                                            2008           2007           2008             2007          2008              2007
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,343,545)  $ (2,365,462)   $ 5,009,722     $ (5,919,663) $ (1,358,505)  $     (1,880,795)
  Net realized gains (losses)         19,395,478     46,171,378     65,741,086       29,552,170    (1,078,408)        12,298,558
  Change in unrealized gains
     (losses) on investments        (104,970,939)   (58,768,816)  (216,168,936)      18,087,115   (36,608,829)        (9,545,677)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (87,919,006)   (14,962,900)  (145,418,128)      41,719,622   (39,045,742)           872,086
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             19,598,032     28,238,237      9,600,619       15,359,065     4,323,622          5,158,552
  Net transfers (including fixed
     account)                        (28,143,045)   (26,301,845)   (31,744,780)     (17,480,507)   (5,593,265)        (4,650,232)
  Contract charges                    (1,177,753)    (1,239,790)    (1,071,481)      (1,196,654)     (379,140)          (412,688)
  Transfers for contract benefits
     and terminations                (23,942,334)   (38,149,421)   (27,085,254)     (41,412,366)   (6,797,784)       (13,668,575)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (33,665,100)   (37,452,819)   (50,300,896)     (44,730,462)   (8,446,567)       (13,572,943)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets                (121,584,106)   (52,415,719)  (195,719,024)      (3,010,840)  (47,492,309)       (12,700,857)
NET ASSETS:
  Beginning of period                316,501,402    368,917,121    354,882,609      357,893,449   104,186,821        116,887,678
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
  End of period                    $ 194,917,296  $ 316,501,402  $ 159,163,585    $ 354,882,609  $ 56,694,512   $    104,186,821
                                   ============== ============== ============== ================= ============= =================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                             MIST                          MIST
       MIST PIMCO TOTAL RETURN             MIST RCM TECHNOLOGY     PIMCO INFLATION PROTECTED BOND   T. ROWE PRICE MID CAP GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                        SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
         2008             2007            2008            2007             2008            2007             2008            2007
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
 $ 10,513,043      $ 7,582,839     $ 6,928,452      $ (924,396)     $ 5,737,533      $ 1,153,679     $ (3,109,837) $  (3,913,251)
   12,311,760        1,865,721      12,418,812       5,238,101       (2,586,038)        (630,364)      25,249,366     29,910,027
  (28,451,249)      16,489,342     (52,183,275)      9,989,409      (32,695,477)      20,764,489     (115,238,774)     7,709,385
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   (5,626,446)      25,937,902     (32,836,011)     14,303,114      (29,543,982)      21,287,804      (93,099,245)    33,706,161
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   95,176,720       50,324,363       5,954,390       3,593,950       49,514,203       20,751,843       20,123,917     14,767,868
   39,581,392        8,186,069      (9,623,654)     16,177,923        8,664,472       (7,516,750)     (13,345,044)       348,445
   (1,829,452)      (1,270,612)       (246,642)       (200,345)      (1,225,730)        (825,450)        (860,659)      (856,284)
  (54,723,772)     (54,019,084)     (3,904,218)     (6,035,134)     (28,140,448)     (28,756,476)     (15,795,048)   (25,938,293)
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   78,204,888        3,220,736      (7,820,124)     13,536,394       28,812,497      (16,346,833)      (9,876,834)   (11,678,264)
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   72,578,442       29,158,638     (40,656,135)     27,839,508         (731,485)       4,940,971     (102,976,079)    22,027,897
  469,985,360      440,826,722      78,045,995      50,206,487      255,623,164      250,682,193      242,043,730    220,015,833
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
$ 542,563,802    $ 469,985,360    $ 37,389,860    $ 78,045,995    $ 254,891,679    $ 255,623,164    $ 139,067,651  $ 242,043,730
================ ================ =============== =============== ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MIST MFS RESEARCH INTERNATIONAL    MIST CLARION GLOBAL REAL ESTATE    MIST TURNER MID CAP GROWTH
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                                   ---------------------------------- -------------------------------- ----------------------------
                                            2008              2007            2008              2007            2008        2007
                                   ---------------- ----------------- --------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 749,951      $ (1,384,020)       $ (1,518)        $ (925,011)    $ (885,297) $    (916,886)
  Net realized gains (losses)         28,116,782        53,418,957       3,595,991         26,163,946      4,641,613      5,271,106
  Change in unrealized gains
     (losses) on investments        (181,895,929)      (18,855,679)    (47,457,118)       (48,097,283)   (37,334,322)     6,353,919
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (153,029,196)       33,179,258     (43,862,645)       (22,858,348)   (33,578,006)    10,708,139
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             42,412,806        50,987,545      15,277,404         21,175,505      5,450,341      4,172,741
  Net transfers (including fixed
           account)                   (5,062,960)        8,788,864         236,362        (21,480,375)    (1,604,909)    10,905,125
  Contract charges                    (1,174,104)       (1,009,685)       (388,408)          (441,641)      (252,183)      (207,551)
  Transfers for contract benefits
     and terminations                (24,040,007)      (34,281,775)     (7,965,701)       (12,322,862)    (4,037,420)    (6,050,984)
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     12,135,735        24,484,949       7,159,657        (13,069,373)      (444,171)     8,819,331
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                (140,893,461)       57,664,207     (36,702,988)       (35,927,721)   (34,022,177)    19,527,470
NET ASSETS:
  Beginning of period                345,568,972       287,904,765     100,668,094        136,595,815     69,239,590     49,712,120
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
  End of period                    $ 204,675,511     $ 345,568,972    $ 63,965,106      $ 100,668,094   $ 35,217,413  $  69,239,590
                                   ================ ================= =============== ================ ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST GOLDMAN SACHS MID CAP VALUE    MIST METLIFE DEFENSIVE STRATEGY        MIST METLIFE MODERATE STRATEGY
                     SUB-ACCOUNT                        SUB-ACCOUNT                           SUB-ACCOUNT
----------------------------------- ---------------------------------- -------------------------------------
        2008                2007             2008              2007               2008               2007
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
  $ (937,975)       $ (1,760,295)    $ (2,234,085)      $ 1,078,222        $ 1,460,930        $ 3,519,276
   4,814,174          20,057,549        9,029,524        25,559,373         31,261,590         43,528,582
 (48,477,533)        (17,017,038)    (217,070,681)       (5,702,644)      (538,226,402)         9,710,951
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (44,601,334)          1,280,216     (210,275,242)       20,934,951       (505,503,882)        56,758,809
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
   2,321,516          16,314,472      153,700,709       116,678,354        290,839,853        355,826,125
 (20,324,037)          2,122,054      435,345,135       135,710,237        119,607,963         91,228,471
    (493,567)           (515,879)      (4,847,046)       (2,050,972)        (8,602,394)        (5,309,332)
  (8,040,835)        (14,733,985)     (86,614,542)      (69,979,695)      (126,988,809)      (124,395,950)
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (26,536,923)          3,186,662      497,584,256       180,357,924        274,856,613        317,349,314
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (71,138,257)          4,466,878      287,309,014       201,292,875       (230,647,269)       374,108,123
 140,073,719         135,606,841      600,410,325       399,117,450      1,602,068,224      1,227,960,101
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
$ 68,935,462       $ 140,073,719    $ 887,719,339     $ 600,410,325    $ 1,371,420,955    $ 1,602,068,224
=============== =================== ================ ================= ================== ==================


     MIST MetLife Balanced Strategy
                        Sub-Account
 -------------------------------------
            2008                  2007
 ------------------ ------------------
   $ 138,113,013    $    (1,240,824)
     250,701,813        146,572,128
  (2,084,196,961)       (28,996,861)
 ------------------ ------------------
  (1,695,382,135)       116,334,443
 ------------------ ------------------
     574,850,779      1,172,544,439
    (222,330,114)       258,572,420
     (25,874,538)       (17,811,972)
    (320,692,713)      (374,125,107)
 ------------------ ------------------
       5,953,414      1,039,179,780
 ------------------ ------------------
  (1,689,428,721)     1,155,514,223
   5,073,218,651      3,917,704,428
 ------------------ ------------------
 $ 3,383,789,930    $ 5,073,218,651
 ================== ==================


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MIST METLIFE GROWTH STRATEGY   MIST METLIFE AGGRESSIVE STRATEGY    MIST VAN KAMPEN COMSTOCK
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                              2008             2007           2008             2007          2008          2007
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 100,759,140    $ (29,926,788)   $ 8,989,743     $ (2,488,811)       $ 35,532   $   (204,833)
  Net realized gains (losses)          327,795,278      168,111,583     46,469,556       56,147,163        (719,341)     2,603,944
  Change in unrealized gains
     (losses) on investments        (2,936,404,011)     (39,049,469)  (283,905,358)     (45,549,415)    (22,431,043)    (5,459,293)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (2,507,849,593)      99,135,326   (228,446,059)       8,108,937     (23,114,852)    (3,060,182)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              919,799,464    2,245,127,704     21,066,874       56,256,592       9,348,146     16,420,919
  Net transfers (including fixed
     account)                         (449,948,925)     179,235,678    (66,271,525)     (34,875,419)     (1,164,106)     2,301,133
  Contract charges                     (36,791,542)     (20,295,766)    (2,428,995)      (2,548,131)       (221,489)      (197,140)
  Transfers for contract benefits
     and terminations                 (271,257,542)    (335,301,976)   (28,669,676)     (56,394,234)     (5,189,664)    (4,820,685)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      161,801,455    2,068,765,640    (76,303,322)     (37,561,192)      2,772,887     13,704,227
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets                (2,346,048,138)   2,167,900,966   (304,749,381)     (29,452,255)    (20,341,965)    10,644,045
NET ASSETS:
  Beginning of period                6,304,660,461    4,136,759,495    607,023,915      636,476,170      60,993,695      50,349,650
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
  End of period                    $ 3,958,612,323  $ 6,304,660,461  $ 302,274,534    $ 607,023,915    $ 40,651,730   $  60,993,695
                                   ================ ================ ============== ================= =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                           MIST
MIST LEGG MASON VALUE EQUITY MIST MFS EMERGING MARKETS EQUITY MIST LOOMIS SAYLES GLOBAL MARKETS    MET/AIM CAPITAL APPRECIATION
                 SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
---------------------------- -------------------------------- --------------------------------- -------------------------------
       2008           2007           2008           2007            2008            2007               2008             2007
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  $ (823,221)   $ (825,219)     $ (174,638)     $ (439,794)      $ 1,745,644      $ (322,177)        $ 8,667    $      (24,229)
    (827,780)      349,121       3,484,316       1,483,800           340,535         699,708         (79,118)          (11,771)
 (40,220,689)   (4,218,334)    (47,764,673)      6,322,422       (31,624,027)      4,061,051      (1,479,081)          153,974
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
 (41,871,690)   (4,694,432)    (44,454,995)      7,366,428       (29,537,848)      4,438,582      (1,549,532)          117,974
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  26,313,328    24,730,317      24,360,591      10,010,256        12,997,335       5,973,340       1,626,130         1,114,663
   5,543,238     3,022,118      21,894,965      37,585,850        10,325,061      40,306,250         283,602            90,690
    (194,102)     (138,508)       (215,626)        (83,937)         (246,616)        (68,552)         (5,888)           (1,628)
  (3,184,514)   (5,184,945)     (3,237,424)     (2,228,009)       (3,661,899)     (2,962,307)       (235,573)         (121,519)
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  28,477,950    22,428,982      42,802,506      45,284,160        19,413,881      43,248,731       1,668,271         1,082,206
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
 (13,393,740)   17,734,550      (1,652,489)     52,650,588       (10,123,967)     47,687,313         118,739         1,200,180
  57,822,803    40,088,253      62,075,247       9,424,659        55,474,222       7,786,909       2,334,027         1,133,847
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
$ 44,429,063  $ 57,822,803    $ 60,422,758    $ 62,075,247      $ 45,350,255    $ 55,474,222     $ 2,452,766    $    2,334,027
============= ============== =============== ================ ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              MIST JANUS FORTY     MIST DREMAN SMALL CAP VALUE              MIST PIONEER FUND
                                                   SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------- ------------------------------
                                           2008           2007            2008            2007            2008           2007
                                   --------------- -------------- --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 367,081      $ (58,234)     $ (137,991)     $ (152,699)      $ (76,874)     $ (61,130)
  Net realized gains (losses)          (239,635)       290,551         297,010         111,787      (1,105,314)        41,030
  Change in unrealized gains
     (losses) on investments         (7,533,817)       745,181      (4,164,065)       (482,953)     (3,729,034)        90,072
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (7,406,371)       977,498      (4,005,046)       (523,865)     (4,911,222)        69,972
                                   --------------- -------------- --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             8,704,411      5,345,268       5,307,493       7,266,348      13,071,422      4,912,407
  Net transfers (including fixed
     account)                         2,522,305      1,181,536         232,223         461,445          59,643        513,788
  Contract charges                      (50,087)        (4,708)        (61,604)        (16,511)        (15,784)        (5,706)
  Transfers for contract benefits
     and terminations                  (994,768)      (194,912)       (722,443)       (963,992)       (435,949)      (649,899)
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    10,181,861      6,327,184       4,755,669       6,747,290      12,679,332      4,770,590
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                  2,775,490      7,304,682         750,623       6,223,425       7,768,110      4,840,562
NET ASSETS:
  Beginning of period                 8,715,091      1,410,409      11,511,054       5,287,629       8,679,759      3,839,197
                                   --------------- -------------- --------------- --------------- --------------- --------------
  End of period                    $ 11,490,581    $ 8,715,091    $ 12,261,677    $ 11,511,054    $ 16,447,869    $ 8,679,759
                                   =============== ============== =============== =============== =============== ==============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST PIONEER STRATEGIC INCOME    MIST BLACKROCK LARGE CAP CORE        MIST BLACKROCK HIGH YIELD    MIST RAINIER LARGE CAP EQUITY
                     SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
-------------------------------- -------------------------------- -------------------------------- --------------------------------
         2008            2007           2008              2007            2008             2007            2008          2007 (a)
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
  $ 5,834,214      $ (701,142)     $ (52,304)        $ (42,023)      $ 383,147        $ 334,483      $ (375,702)        $ (2,935)
   (2,001,682)          6,106         54,629           265,390      (1,764,755)          (5,218)       (482,693)           1,427
  (21,409,793)      4,115,896     (1,971,499)          (95,545)     (3,738,362)        (351,001)    (12,232,869)          80,318
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
  (17,577,261)      3,420,860     (1,969,174)          127,822      (5,119,970)         (21,736)    (13,091,264)          78,810
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   66,037,341      54,487,997      1,283,270         2,331,465       7,815,219        5,403,583      10,812,941          520,514
   (9,048,953)      6,487,557         37,832           252,641       4,450,167         (269,073)     21,312,024        5,813,549
     (174,007)        (11,004)       (20,009)           (7,280)        (43,642)          (9,703)        (99,748)          (1,771)
   (8,359,991)     (3,650,191)      (200,047)         (185,175)       (844,271)        (897,289)     (1,669,933)         (21,010)
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   48,454,390      57,314,359      1,101,046         2,391,651      11,377,473        4,227,518      30,355,284        6,311,282
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   30,877,129      60,735,219       (868,128)        2,519,473       6,257,503        4,205,782      17,264,020        6,390,092
   98,174,413      37,439,194      4,467,216         1,947,743       7,452,180        3,246,398       6,390,092               --
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
$ 129,051,542    $ 98,174,413    $ 3,599,088       $ 4,467,216    $ 13,709,683      $ 7,452,180    $ 23,654,112      $ 6,390,092
================ =============== ============== ================= =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    MIST AMERICAN                                MIST AMERICAN            MIST   MIST AMERICAN
                                   FUNDS BALANCED  MIST AMERICAN  MIST AMERICAN   FUNDS GROWTH  AMERICAN FUNDS  FUNDS MODERATE
                                       ALLOCATION     FUNDS BOND   FUNDS GROWTH     ALLOCATION   INTERNATIONAL      ALLOCATION
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- -------------- -------------- -------------- --------------- ---------------
                                       2008 (b)        2008 (b)       2008 (b)       2008 (b)       2008 (b)        2008 (b)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 10,111,861   $ 1,265,131     $ 1,869,844   $ 17,358,136    $ 2,725,032   $    6,747,836
  Net realized gains (losses)          (1,168,695)      (42,761)        (31,924)       (15,467)      (293,216)      (1,349,658)
  Change in unrealized gains
     (losses) on investments          (79,902,745)   (3,081,576)    (19,679,152)  (170,403,804)   (16,971,992)     (39,805,795)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (70,959,579)   (1,859,206)    (17,841,232)  (153,061,135)   (14,540,176)     (34,407,617)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             197,108,337    20,714,403      39,065,845    357,346,624     36,555,600      136,742,654
  Net transfers (including fixed
     account)                         212,064,719     9,622,103      34,446,446    278,459,593     24,327,566      125,028,215
  Contract charges                       (468,802)      (15,114)        (31,706)      (700,335)       (26,478)        (211,971)
  Transfers for contract benefits
     and terminations                  (4,879,658)     (291,161)       (673,105)    (6,817,926)      (506,044)      (3,330,828)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     403,824,596    30,030,231      72,807,480    628,287,956     60,350,644      258,228,070
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  332,865,017    28,171,025      54,966,248    475,226,821     45,810,468      223,820,453
NET ASSETS:
  Beginning of period                          --            --              --             --             --               --
                                   --------------- -------------- -------------- -------------- --------------- ---------------
  End of period                     $ 332,865,017  $ 28,171,025    $ 54,966,248  $ 475,226,821   $ 45,810,468   $   223,820,453
                                   =============== ============== ============== ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                          MIST
                  MET/FRANKLIN
         MIST        TEMPLETON                   MIST SSGA
 MET/FRANKLIN         FOUNDING     MIST SSGA    GROWTH AND
MUTUAL SHARES         STRATEGY    GROWTH ETF    INCOME ETF  AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT           SUB-ACCOUNT                      SUB-ACCOUNT
---------------- -------------- ------------- ------------- --------------------- ---------------------------------
      2008 (b)         2008 (b)       2008 (c)     2008 (c)        2008          2007         2008           2007
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
    $ 286,774      $ 2,340,195      $ (1,053)      $ (3,076)     $ 2,514     $ (4,390)    $ (4,139)       $ (8,159)
     (104,240)         (46,625)           --          2,403       16,517       52,971      (14,342)         18,910
   (3,194,226)     (44,949,267)       68,421        158,177     (222,155)      22,869     (138,973)         46,579
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   (3,011,692)     (42,655,697)       67,368        157,504     (203,124)      71,450     (157,454)         57,330
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   10,367,163      128,082,273     1,336,071      1,205,430           --           --           --              --
    5,730,009      111,137,585        80,744      1,299,330      (16,448)     (31,665)      (8,849)        (45,892)
       (4,678)        (233,346)           --         (2,281)          --           --           --              --
      (41,957)      (2,982,696)        5,348         (8,853)    (247,618)    (357,025)    (106,540)       (210,349)
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   16,050,537      236,003,816     1,422,163      2,493,626     (264,066)    (388,690)    (115,389)       (256,241)
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   13,038,845      193,348,119     1,489,531      2,651,130     (467,190)    (317,240)    (272,843)       (198,911)
           --               --            --             --      859,118    1,176,358      433,487         632,398
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
 $ 13,038,845    $ 193,348,119   $ 1,489,531    $ 2,651,130    $ 391,928    $ 859,118    $ 160,644       $ 433,487
=============== =============== ============== ============= ============= ============ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   AIM V.I. INTERNATIONAL GROWTH    AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE
                                                     SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------- -------------------------- ------------------------------
                                           2008             2007         2008          2007           2008         2007 (d)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (111,198)        $ (7,096)    $ 11,941      $ 11,306      $ 169,649        $ 80,202
  Net realized gains (losses)          (802,813)         166,260      (26,155)       22,846        256,589         205,271
  Change in unrealized gains
     (losses) on investments        (11,002,806)         (94,729)    (207,594)      (21,687)    (1,703,426)       (363,478)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (11,916,817)          64,435     (221,808)       12,465     (1,277,188)        (78,005)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            26,202,690       11,183,339           --            --      2,087,485       1,584,128
  Net transfers (including fixed
     account)                         2,508,802          263,678       (7,225)      (89,126)       140,397           6,314
  Contract charges                      (64,997)              --           --            --         (7,042)             --
  Transfers for contract benefits
     and terminations                  (722,625)        (457,237)    (155,781)     (226,938)       (94,274)         (1,753)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    27,923,870       10,989,780     (163,006)     (316,064)     2,126,566       1,588,689
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets                 16,007,053       11,054,215     (384,814)     (303,599)       849,378       1,510,684
NET ASSETS:
  Beginning of period                11,954,057          899,842      673,813       977,412      1,510,684              --
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
  End of period                    $ 27,961,110     $ 11,954,057    $ 288,999     $ 673,813    $ 2,360,062     $ 1,510,684
                                   =============== ================ ============ ============= ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MFS RESEARCH     MFS INVESTORS TRUST        MFS NEW DISCOVERY  OPPENHEIMER MAIN STREET
          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------ ---------------------- ----------------------- -----------------------
    2008         2007        2008        2007        2008        2007        2008        2007
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
$ (1,186)    $ (1,771)     $ (385)      $ (968)     $ (964)   $ (2,260)       $ 243     $ (836)
   6,421       13,554      13,009       16,385      10,411      28,928       12,599     15,776
 (64,104)      13,793     (43,568)      (1,764)    (42,333)    (23,022)     (94,975)    (4,165)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
 (58,869)      25,576     (30,944)      13,653     (32,886)      3,646      (82,133)    10,775
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
      --           --          --           --          --          --           --         --
      --      (37,362)    (11,815)     (18,567)         12     (18,325)      (9,606)        --
      --           --          --           --          --          --           --         --
 (45,933)     (65,602)    (40,972)     (33,795)    (21,826)    (92,147)     (54,322)   (77,938)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
 (45,933)    (102,964)    (52,787)     (52,362)    (21,814)   (110,472)     (63,928)   (77,938)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
(104,802)     (77,388)    (83,731)     (38,709)    (54,700)   (106,826)    (146,061)   (67,163)
 199,317      276,705     132,122      170,831      99,354     206,180      254,460    321,623
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
$ 94,515    $ 199,317    $ 48,391    $ 132,122    $ 44,654    $ 99,354    $ 108,399  $ 254,460
=========== ============ =========== ========== =========== =========== ============ ==========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                          OPPENHEIMER
                                     OPPENHEIMER CORE BOND  OPPENHEIMER STRATEGIC BOND          MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                    ---------------------- --------------------------- ------------------------------
                                       2008        2007        2008          2007            2008           2007
                                    ----------- ---------- ------------ -------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 5,797     $ 12,268       $ 928       $ 1,046      $ (172,253)     $ (27,014)
  Net realized gains (losses)         (16,558)        (766)      4,048         1,332        (337,481)        23,038
  Change in unrealized gains
     (losses) on investments          (69,378)      (3,427)     (7,449)        1,375      (7,281,710)      (357,522)
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (80,139)       8,075      (2,473)        3,753      (7,791,444)      (361,498)
                                    ----------- ---------- ------------ -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  --           --          --            --      18,064,243      8,250,497
  Net transfers (including fixed
     account)                          (1,237)          --          --            --       1,291,361        277,612
  Contract charges                         --           --          --            --         (51,393)            --
  Transfers for contract benefits
     and terminations                 (87,148)    (67,923)    (30,887)       (8,457)       (454,625)       (39,830)
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (88,385)     (67,923)    (30,887)       (8,457)     18,849,586      8,488,279
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets                 (168,524)     (59,848)    (33,360)       (4,704)     11,058,142      8,126,781
NET ASSETS:
  Beginning of period                 264,529      324,377      46,614        51,318       8,314,186        187,405
                                    ----------- ---------- ------------ -------------- --------------- --------------
  End of period                      $ 96,005    $ 264,529    $ 13,254      $ 46,614    $ 19,372,328    $ 8,314,186
                                    =========== ========== ============ ============== =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         OPPENHEIMER MONEY       FIDELITY VIP ASSET MANAGER               FIDELITY VIP GROWTH           FIDELITY VIP CONTRAFUND
               SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------- -------------------------------- --------------------------------- ---------------------------------
     2008           2007            2008             2007             2008             2007             2008             2007
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  $ 2,094        $ 6,496     $ 1,420,183      $ 6,672,314     $ (1,006,207)    $ (1,164,218)    $ (1,025,566)    $ (1,478,162)
       --             --      10,029,095        3,845,543       (1,495,360)       1,137,735        4,639,795      102,560,295
       --             --     (50,937,043)       7,775,552     (105,165,298)      50,354,170     (169,629,453)     (48,785,560)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
    2,094          6,496     (39,487,765)      18,293,409     (107,666,865)      50,327,687     (166,015,224)      52,296,573
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
       --             --       4,619,969        5,515,702        8,171,631        9,741,030       48,023,268       26,914,007
       --        (22,681)     (7,167,156)      (5,230,911)     (13,257,206)     (11,295,438)     (13,246,442)      (4,821,333)
       --             --         (20,581)         (12,697)         (35,592)         (24,060)        (140,686)         (53,138)
  (20,793)        (3,240)    (12,468,435)     (16,139,564)     (15,036,076)     (24,377,267)     (23,343,805)     (35,357,279)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (20,793)       (25,921)    (15,036,203)     (15,867,470)     (20,157,243)     (25,955,735)      11,292,335      (13,317,743)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (18,699)       (19,425)    (54,523,968)       2,425,939     (127,824,108)      24,371,952     (154,722,889)      38,978,830
  168,352        187,777     143,069,941      140,644,002      239,237,615      214,865,663      377,396,997      338,418,167
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
$ 149,653      $ 168,352    $ 88,545,973    $ 143,069,941    $ 111,413,507    $ 239,237,615    $ 222,674,108    $ 377,396,997
============ ============== =============== ================ ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         FIDELITY VIP OVERSEAS     FIDELITY VIP EQUITY-INCOME           FIDELITY VIP INDEX 500
                                                   SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------ ------------------------------ --------------------------------
                                          2008            2007           2008            2007            2008             2007
                                   -------------- --------------- -------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 103,531       $ 230,825       $ 86,066        $ 36,348       $ 649,074      $ 2,903,956
  Net realized gains (losses)          994,457       1,235,506       (588,398)      1,883,461       2,040,819        4,803,371
  Change in unrealized gains
     (losses) on investments        (5,763,565)        203,682     (4,751,685)     (1,744,928)    (45,013,396)      (2,246,692)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (4,665,577)      1,670,013     (5,254,017)        174,881     (42,323,503)       5,460,635
                                   -------------- --------------- -------------- --------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              155,740         204,541         31,562          42,317           2,310            2,570
  Net transfers (including fixed
     account)                         (294,072)       (242,634)      (607,670)       (248,525)     (8,580,638)      (6,452,896)
  Contract charges                        (112)            (67)            --              --         (36,738)         (25,541)
  Transfers for contract benefits
     and terminations               (1,110,264)     (1,563,464)    (1,744,122)     (4,084,425)     (7,709,697)     (11,968,753)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,248,708)     (1,601,624)    (2,320,230)     (4,290,633)    (16,324,763)     (18,444,620)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets                (5,914,285)         68,389     (7,574,247)     (4,115,752)    (58,648,266)     (12,983,985)
NET ASSETS:
  Beginning of period               11,327,734      11,259,345     13,694,030      17,809,782     122,812,705      135,796,690
                                   -------------- --------------- -------------- --------------- --------------- ----------------
  End of period                    $ 5,413,449    $ 11,327,734    $ 6,119,783    $ 13,694,030    $ 64,164,439    $ 122,812,705
                                   ============== =============== ============== =============== =============== ================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP MONEY MARKET            FIDELITY VIP MID CAP               DWS INTERNATIONAL    MSF FI MID CAP OPPORTUNITIES
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ---------------------------
        2008            2007            2008            2007            2008            2007           2008         2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   $ 653,611     $ 1,373,106      $ (565,504)     $ (286,975)       $ 15,208       $ 391,713      $ (47,326)      $ (72,825)
          --              --       4,005,999       1,489,249       5,161,020         732,180        (88,745)        162,396
          --              --     (27,042,018)      1,421,180     (23,324,279)      3,398,301     (3,499,091)        243,487
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
     653,611       1,373,106     (23,601,523)      2,623,454     (18,148,051)      4,522,194     (3,635,162)        333,058
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   4,469,433       5,298,830      29,092,735      21,898,285       1,880,993       2,213,191        567,543         565,032
   3,370,828         416,063       2,770,299       3,229,460      (1,947,706)        394,829       (126,132)        904,548
      (6,862)         (3,482)        (66,163)         (5,301)         (4,301)         (2,802)          (327)           (199)
  (4,967,871)     (4,509,159)     (2,207,566)     (1,395,375)     (2,885,281)     (3,174,740)      (505,809)       (543,928)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   2,865,528       1,202,252      29,589,305      23,727,069      (2,956,295)       (569,522)       (64,725)        925,453
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   3,519,139       2,575,358       5,987,782      26,350,523     (21,104,346)      3,952,672     (3,699,887)      1,258,511
  38,182,657      35,607,299      40,496,316      14,145,793      39,213,025      35,260,353      6,518,918       5,260,407
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
$ 41,701,796    $ 38,182,657    $ 46,484,098    $ 40,496,316    $ 18,108,679    $ 39,213,025    $ 2,819,031     $ 6,518,918
=============== =============== =============== =============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                             MSF FI LARGE CAP          MSF FI VALUE LEADERS        MSF RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                          2008           2007           2008           2007           2008           2007
                                   -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (72,291)     $ (63,663)       $ 1,677      $ (40,154)       $ 1,131      $ (37,175)
  Net realized gains (losses)         (290,186)       224,533        212,786        275,415       (383,505)       820,954
  Change in unrealized gains
     (losses) on investments        (1,977,983)      (129,030)    (2,258,092)      (250,698)    (2,531,381)    (1,007,958)
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (2,340,460)        31,840     (2,043,629)       (15,437)    (2,913,755)      (224,179)
                                   -------------- -------------- -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              941,338      2,347,773        610,290      2,375,376        855,484        986,954
  Net transfers (including fixed
     account)                         (231,035)       692,021        427,348        (83,879)         8,135       (303,487)
  Contract charges                     (14,010)        (7,541)       (15,371)        (6,613)          (477)          (311)
  Transfers for contract benefits
     and terminations                 (241,077)      (582,773)      (297,836)      (388,773)      (667,163)      (671,040)
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      455,216      2,449,480        724,431      1,896,111        195,979         12,116
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                (1,885,244)     2,481,320     (1,319,198)     1,880,674     (2,717,776)      (212,063)
NET ASSETS:
  Beginning of period                4,767,365      2,286,045      4,542,761      2,662,087      8,015,832      8,227,895
                                   -------------- -------------- -------------- -------------- -------------- --------------
  End of period                    $ 2,882,121    $ 4,767,365    $ 3,223,563    $ 4,542,761    $ 5,298,056    $ 8,015,832
                                   ============== ============== ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                     MSF BLACKROCK
MSF JULIUS BAER INTERNATIONAL STOCK           MSF METLIFE STOCK INDEX      LEGACY LARGE CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE
                        SUB-ACCOUNT                       SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
----------------------------------- --------------------------------- ----------------------------- --------------------------------
       2008                2007             2008             2007           2008           2007           2008              2007
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
   $ 70,056           $ (42,899)         $ 618,236     $ (2,087,640)     $ (10,036)  $    (9,569)     $  (82,675)    $    (144,805)
    397,400             310,620          9,197,418       22,014,259         (6,667)       65,625         360,599         1,509,061
 (3,432,086)             48,677       (115,000,965)      (9,054,135)      (479,683)       70,108      (5,059,965)       (2,028,210)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
 (2,964,630)            316,398       (105,185,311)      10,872,484       (496,386)      126,164      (4,782,041)         (663,954)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
    281,018           2,825,776         13,864,485       18,130,798         97,784       101,671       1,485,269         1,866,113
    413,588             437,743        (21,265,657)      (5,345,963)       429,217       309,928      (1,490,563)         (506,986)
     (1,406)               (798)          (771,007)        (804,890)           (90)          (43)           (817)             (542)
   (611,330)           (389,969)       (22,465,702)     (35,956,121)       (45,328)      (29,773)       (758,797)       (1,075,463)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
     81,870           2,872,752        (30,637,881)     (23,976,176)       481,583       381,783        (764,908)          283,122
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
 (2,882,760)          3,189,150       (135,823,192)     (13,103,692)       (14,803)      507,947      (5,546,949)         (380,832)
  6,422,071           3,232,921        299,989,839      313,093,531      1,046,603       538,656      12,924,658        13,305,490
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
$ 3,539,311         $ 6,422,071      $ 164,166,647    $ 299,989,839    $ 1,031,800    $ 1,046,603    $ 7,377,709      $ 12,924,658
=============== =================== ================ ================ ============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                           MSF LEHMAN BROTHERS
                                      MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE          AGGREGATE BOND INDEX
                                                    SUB-ACCOUNT                      SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- -------------------------------- -----------------------------
                                           2008            2007           2008              2007           2008           2007
                                   --------------- --------------- -------------- ----------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 1,124,681       $ 148,712      $ (14,914)        $ (14,386)     $ 270,027      $ 162,454
  Net realized gains (losses)          (342,658)          8,061       (117,850)          221,970        (33,327)        (6,457)
  Change in unrealized gains
     (losses) on investments         (2,808,583)        908,389     (1,221,978)         (177,922)        71,367        152,003
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (2,026,560)      1,065,162     (1,354,742)           29,662        308,067        308,000
                                   --------------- --------------- -------------- ----------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            11,915,342      17,154,514        283,419           285,688      1,079,219        668,220
  Net transfers (including fixed
     account)                        (4,631,754)      2,143,188         62,383         1,473,025      1,116,624      1,145,624
  Contract charges                     (137,935)        (21,995)          (279)             (154)          (653)          (310)
  Transfers for contract benefits
     and terminations                (2,583,411)     (2,092,128)      (280,398)         (299,540)      (853,245)      (485,663)
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     4,562,242      17,183,579         65,125         1,459,019      1,341,945      1,327,871
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets                  2,535,682      18,248,741     (1,289,617)        1,488,681      1,650,012      1,635,871
NET ASSETS:
  Beginning of period                30,160,113      11,911,372      3,754,451         2,265,770      6,246,008      4,610,137
                                   --------------- --------------- -------------- ----------------- -------------- --------------
  End of period                    $ 32,695,795    $ 30,160,113    $ 2,464,834       $ 3,754,451    $ 7,896,020    $ 6,246,008
                                   =============== =============== ============== ================= ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                  MSF METLIFE
               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX            MSF MFS TOTAL RETURN             MID CAP STOCK INDEX
                 SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- -------------------------------- ------------------------------- -------------------------------
        2008            2007            2008             2007            2008            2007            2008            2007
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
    $ 38,666      $ (262,320)      $ 253,222         $ 99,702       $ 859,978       $ 110,001         $ 9,158       $ (80,366)
     723,455         622,671         464,943        1,449,110       1,483,413       1,449,865         917,457       1,113,940
 (11,171,380)       (275,851)     (8,998,610)        (207,275)    (13,827,196)       (955,552)     (6,892,549)       (259,259)
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (10,409,259)         84,500      (8,280,445)       1,341,537     (11,483,805)        604,314      (5,965,934)        774,315
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
   6,820,629      13,519,451       2,326,951        2,472,875       3,624,174      18,558,703       2,119,662       2,166,478
   1,865,616       1,016,870        (317,622)       1,914,186      (3,662,735)      4,902,925         414,700       1,135,415
     (77,745)        (13,613)         (1,096)            (707)        (34,506)        (13,282)         (1,122)           (641)
  (1,625,690)     (1,422,029)     (1,233,894)      (1,454,812)     (4,531,196)     (2,891,760)       (924,304)     (1,031,278)
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
   6,982,810      13,100,679         774,339        2,931,542      (4,604,263)     20,556,586       1,608,936       2,269,974
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
  (3,426,449)     13,185,179      (7,506,106)       4,273,079     (16,088,068)     21,160,900      (4,356,998)      3,044,289
  25,634,069      12,448,890      18,684,621       14,411,542      50,198,332      29,037,432      15,036,423      11,992,134
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
$ 22,207,620    $ 25,634,069    $ 11,178,515     $ 18,684,621    $ 34,110,264    $ 50,198,332    $ 10,679,425    $ 15,036,423
=============== =============== =============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                       MSF HARRIS OAKMARK FOCUSED
                                          MSF DAVIS VENTURE VALUE                           VALUE             MSF JENNISON GROWTH
                                                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -------------------------------
                                         2008             2007            2008             2007           2008              2007
                                   --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,016,294)    $ (6,081,195)   $ (3,623,184)   $ (4,794,988)      $ 761,603  $   (2,659,080)
  Net realized gains (losses)         11,833,644       22,595,716      13,920,906      64,495,483      13,057,216      13,041,098
  Change in unrealized gains
     (losses) on investments        (240,704,599)         509,254    (145,506,995)    (89,503,608)    (82,069,768)      6,006,766
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (230,887,249)      17,023,775    (135,209,273)    (29,803,113)    (68,250,949)     16,388,784
                                   --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners             40,000,397       36,845,784       9,130,249      16,537,749      12,824,167       8,277,681
  Net transfers (including fixed
     account)                        (23,752,834)     (16,538,380)    (20,033,647)    (28,581,064)       (197,343)     (2,611,046)
  Contract charges                    (2,092,456)      (2,197,714)       (990,188)     (1,248,800)       (667,143)       (657,263)
  Transfers for contract benefits
     and terminations                (43,178,507)     (67,858,900)    (22,228,269)    (42,905,325)    (13,545,955)    (21,304,737)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (29,023,400)     (49,749,210)    (34,121,855)    (56,197,440)     (1,586,274)    (16,295,365)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (259,910,649)     (32,725,435)   (169,331,128)    (86,000,553)    (69,837,223)         93,419
NET ASSETS:
  Beginning of period                599,873,294      632,598,729     316,048,072     402,048,625     182,244,421     182,151,002
                                   --------------- --------------- --------------- --------------- --------------- ---------------
  End of period                    $ 339,962,645    $ 599,873,294   $ 146,716,944   $ 316,048,072   $ 112,407,198  $  182,244,421
                                   =============== =============== =============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                   MSF T. ROWE     MSF WESTERN ASSET MANAGEMENT
    MSF BLACKROCK MONEY MARKET          PRICE SMALL CAP GROWTH                  U.S. GOVERNMENT    MSF OPPENHEIMER GLOBAL EQUITY
                   SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- --------------------------------
         2008             2007           2008             2007            2008            2007           2008              2007
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  $ 2,829,101       $ 6,785,333       $ (30,739)      $ (16,671)    $ 1,279,318       $ 224,217       $ 26,514         $ (59,550)
           --                --         136,260          67,666        (532,690)        361,346         90,106           153,158
           --                --      (1,371,897)         41,398      (2,345,788)        305,583     (5,106,339)           39,076
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
    2,829,101         6,785,333      (1,266,376)         92,393      (1,599,160)        891,146     (4,989,719)          132,684
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  154,753,709        79,822,231       2,578,082          88,226      28,151,479      17,013,754      3,325,583         6,101,038
  335,399,240       159,285,695         869,829         107,142      21,091,451       8,882,987        374,004           420,568
   (1,518,673)         (784,175)           (388)            (46)       (178,206)        (71,101)       (14,744)           (1,005)
 (137,760,015)     (191,085,821)       (216,735)       (123,964)     (6,755,537)     (6,114,274)      (782,065)         (357,753)
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  350,874,261        47,237,930       3,230,788          71,358      42,309,187      19,711,366      2,902,778         6,162,848
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  353,703,362        54,023,263       1,964,412         163,751      40,710,027      20,602,512     (2,086,941)        6,295,532
  241,601,183       187,577,920       1,279,290       1,115,539      44,641,935      24,039,423      9,987,034         3,691,502
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
$ 595,304,545     $ 241,601,183     $ 3,243,702     $ 1,279,290    $ 85,351,962    $ 44,641,935    $ 7,900,093       $ 9,987,034
================ ================ ================ ============== =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                  MSF METLIFE                   MSF METLIFE    MSF METLIFE CONSERVATIVE TO
                                        AGGRESSIVE ALLOCATION       CONSERVATIVE ALLOCATION            MODERATE ALLOCATION
                                                  SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                          2008           2007           2008           2007           2008            2007
                                   -------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (25,774)     $ (30,845)     $ (40,708)     $ (41,865)     $ (42,389)      $ (68,745)
  Net realized gains (losses)         (196,946)        41,290        (71,475)         9,864        (86,998)         45,678
  Change in unrealized gains
     (losses) on investments          (850,302)       (55,561)      (717,596)       117,468     (1,454,221)        130,975
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,073,022)       (45,116)      (829,779)        85,467     (1,583,608)        107,908
                                   -------------- -------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners                   --      1,285,240      1,166,525        194,853        598,393       1,267,188
  Net transfers (including fixed
     account)                          (62,772)       (77,888)     3,728,592        372,838      2,574,157         168,409
  Contract charges                      (7,084)        (4,448)       (24,398)       (12,657)       (40,469)        (19,318)
  Transfers for contract benefits
     and terminations                  (77,414)       (22,002)    (1,090,329)       (25,797)      (175,914)        (54,591)
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (147,270)     1,180,902      3,780,390        529,237      2,956,167       1,361,688
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (1,220,292)     1,135,786      2,950,611        614,704      1,372,559       1,469,596
 NET ASSETS:
  Beginning of period                2,403,475      1,267,689      2,702,849      2,088,145      4,529,792       3,060,196
                                   -------------- -------------- -------------- -------------- -------------- ---------------
  End of period                    $ 1,183,183    $ 2,403,475    $ 5,653,460    $ 2,702,849    $ 5,902,351     $ 4,529,792
                                   ============== ============== ============== ============== ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                             MSF                                                MSF
                                                                   T. ROWE PRICE              MSF    MSF NEUBERGER  MET/DIMENSIONAL
                                        MSF METLIFE MODERATE TO        LARGE CAP    LOOMIS SAYLES           BERMAN    INTERNATIONAL
MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION           GROWTH        SMALL CAP    MID CAP VALUE    SMALL COMPANY
                    SUB-ACCOUNT                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------- ------------------------------- ---------------- ---------------- -------------- ----------------
        2008               2007            2008            2007          2008 (b)         2008 (e)         2008 (e)    2008    (c)
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  $ (397,247)        $ (487,840)     $ (644,268)     $ (696,111)        $ (9,589)           $ (62)           $ (28)     $    (105)
      19,479            232,501        (346,085)        106,108          (67,717)              --               --            414
 (14,209,553)           582,917     (23,919,604)        572,440         (340,288)          (3,170)           2,058          7,962
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
 (14,587,321)           327,578     (24,909,957)        (17,563)        (417,594)          (3,232)           2,030          8,271
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
   5,549,758         17,460,937       6,757,533      26,758,613           10,252           22,081           13,802         97,509
   6,248,444          4,567,428       3,920,079      13,288,496        1,027,784            1,308            3,212         22,534
    (291,306)          (105,905)       (456,563)       (151,059)            (305)              --               --             --
  (1,289,862)          (265,457)     (2,177,656)       (763,441)         (54,991)               5             (471)          (175)
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  10,217,034         21,657,003       8,043,393      39,132,609          982,740           23,394           16,543        119,868
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  (4,370,287)        21,984,581     (16,866,564)     39,115,046          565,146           20,162           18,573        128,139
  40,157,114         18,172,533      61,541,186      22,426,140               --               --               --             --
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
$ 35,786,827       $ 40,157,114    $ 44,674,622    $ 61,541,186        $ 565,146         $ 20,162         $ 18,573   $    128,139
=============== ================== =============== =============== ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              VAN KAMPEN LIT                                                VAN KAMPEN LIT
                                              CAPITAL GROWTH     VAN KAMPEN LIT ENTERPRISE               GROWTH AND INCOME
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ---------------------------- --------------------------- -------------------------------
                                         2008           2007        2008         2007            2008            2007
                                   ------------- -------------- ------------- ------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (31,663)     $ (116,330)      $ (141)     $ (1,712)        $ 21,774      $ (196,769)
  Net realized gains (losses)         757,973          30,962        1,217         6,611         (512,585)      1,024,830
  Change in unrealized gains
     (losses) on investments       (1,228,958)      1,037,575      (43,899)       11,304      (22,626,597)     (1,228,849)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (502,648)        952,207      (42,823)       16,203      (23,117,408)       (400,788)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners             263,608       3,066,220           --            --       36,041,820      30,148,824
  Net transfers (including fixed
     account)                      (8,223,119)        683,909      (25,915)      (13,167)        (355,994)      1,186,546
  Contract charges                     (1,277)         (2,622)          --            --         (103,937)         (4,619)
  Transfers for contract benefits
     and terminations                (603,672)       (508,334)      (4,640)      (35,966)      (4,014,142)     (2,213,799)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (8,564,460)      3,239,173      (30,555)      (49,133)      31,567,747      29,116,952
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets               (9,067,108)      4,191,380      (73,378)      (32,930)       8,450,339      28,716,164
NET ASSETS:
  Beginning of period               9,156,031       4,964,651      122,997       155,927       49,067,204      20,351,040
                                   ------------- -------------- ------------- ------------- --------------- ---------------
  End of period                      $ 88,923     $ 9,156,031     $ 49,619     $ 122,997     $ 57,517,543    $ 49,067,204
                                   ============= ============== ============= ============= =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                    FEDERATED
     VAN KAMPEN LIT COMSTOCK    FEDERATED EQUITY INCOME  FEDERATED HIGH INCOME BOND  MID CAP GROWTH STRATEGIES
                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------- ----------------------- --------------------------- --------------------------
        2008            2007         2008        2007         2008           2007         2008         2007
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
   $ 409,246       $ (259,426)       $ 566    $ 1,816     $ 8,822       $ 8,584      $ (1,563)     $ (2,361)
   1,480,884          975,563          621     15,960     (15,911)         (533)       29,259         1,990
 (34,943,157)      (4,879,310)      (9,945)   (14,812)    (22,836)       (5,482)      (86,498)       28,811
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
 (33,053,027)      (4,163,173)      (8,758)     2,964     (29,925)        2,569       (58,802)       28,440
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
  22,035,737       48,255,261           --         --          --            --            --            --
     287,438        3,137,892           --         --        (397)           --            --        (3,759)
    (105,022)          (8,782)          --         --          --            --            --            --
  (5,946,190)      (3,231,428)      (3,647)   (68,733)    (44,818)       (8,437)       (8,401)      (74,270)
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
  16,271,963       48,152,943       (3,647)   (68,733)    (45,215)       (8,437)       (8,401)      (78,029)
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
 (16,781,064)      43,989,770      (12,405)   (65,769)    (75,140)       (5,868)      (67,203)      (49,589)
  77,264,934       33,275,164       31,173     96,942     126,835       132,703       139,853       189,442
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
$ 60,483,870     $ 77,264,934     $ 18,768   $ 31,173    $ 51,695     $ 126,835      $ 72,650     $ 139,853
=============== =============== =========== =========== ============ ============== ============ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   NEUBERGER BERMAN GENESIS    ALGER AMERICAN SMALLCAP GROWTH    T. ROWE PRICE GROWTH STOCK
                                      SUB-ACCOUNT                                 SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------- --------------------------------- ------------------------------
                                      2008         2007            2008              2007           2008            2007
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 355       $ (110)     $ (788,573)     $ (1,062,450)     $ (39,733)      $ (30,954)
  Net realized gains (losses)          (85)       3,031        (234,414)          229,835        (45,515)        558,926
  Change in unrealized gains
     (losses) on investments        (5,060)        (201)    (34,617,982)       12,066,768     (4,164,867)        401,349
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (4,790)       2,720     (35,640,969)       11,234,153     (4,250,115)        929,321
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners               --           --       3,144,413         3,592,591        321,006         392,116
  Net transfers (including fixed
     account)                           --           --      (4,407,593)       (2,859,249)      (757,448)       (491,379)
  Contract charges                      --           --         (11,890)           (8,607)        (2,305)         (1,679)
  Transfers for contract benefits
     and terminations               (1,086)      (1,865)     (4,392,292)       (7,003,107)      (470,194)       (747,825)
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,086)      (1,865)     (5,667,362)       (6,278,372)      (908,941)       (848,767)
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (5,876)         855     (41,308,331)        4,955,781     (5,159,056)         80,554
NET ASSETS:
  Beginning of period               14,022       13,167      79,134,670        74,178,889     10,486,221      10,405,667
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
  End of period                    $ 8,146     $ 14,022    $ 37,826,339      $ 79,134,670    $ 5,327,165    $ 10,486,221
                                   ========== ============ =============== ================= ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                 AMERICAN FUNDS
T. ROWE PRICE INTERNATIONAL STOCK    T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE GROWTH    GLOBAL SMALL CAPITALIZATION
                      SUB-ACCOUNT                    SUB-ACCOUNT       SUB-ACCOUNT                                  SUB-ACCOUNT
------------------------------------ ------------------------------ --------------------------- ------------------------------
     2008                    2007           2008            2007       2008             2007            2008            2007
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
  $ 6,423                $ 10,041       $ 29,227        $ 67,794       $ 25            $ (14)     $ (467,351)      $ 450,594
   (5,964)                192,846            (22)             --        215              259       3,936,749       3,464,752
 (606,967)                (42,947)           200              --     (4,434)             573     (29,905,104)        (92,073)
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (606,508)                159,940         29,405          67,794     (4,194)             818     (26,435,706)      3,823,273
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
   43,498                  50,756          4,842           6,591         --               --      18,818,576       8,484,152
 (137,333)                (50,069)     1,136,744         598,123         --               --       2,183,669       5,276,068
     (297)                   (224)          (374)           (239)        --               --         (38,107)         (1,087)
  (53,471)               (129,527)      (702,555)       (441,013)      (720)            (740)     (2,136,178)     (2,323,409)
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (147,603)               (129,064)       438,657         163,462       (720)            (740)     18,827,960      11,435,724
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (754,111)                 30,876        468,062         231,256     (4,914)              78      (7,607,746)     15,258,997
1,365,106               1,334,230      1,750,411       1,519,155      9,932            9,854      35,036,450      19,777,453
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
$ 610,995             $ 1,365,106    $ 2,218,473     $ 1,750,411    $ 5,018          $ 9,932    $ 27,428,704    $ 35,036,450
============ ======================= ============== =============== ========== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           AMERICAN FUNDS GROWTH   AMERICAN FUNDS GROWTH - INCOME    AMERICAN FUNDS GLOBAL GROWTH
                                                     SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ -------------------------------- --------------------------------
                                            2008            2007           2008            2007             2008              2007
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (1,337,463)   $ (1,081,107)     $ 656,303        $ 365,154        $ 636,786     $   1,046,183
  Net realized gains (losses)         25,599,744      12,136,447      9,232,482        4,125,017        8,980,545         2,396,791
  Change in unrealized gains
     (losses) on investments        (174,410,801)      2,531,680    (85,104,056)      (3,416,856)     (66,659,058)        3,316,954
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (150,148,520)     13,587,020    (75,215,271)       1,073,315      (57,041,727)        6,759,928
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            130,427,869     124,005,411     61,334,055       78,043,836       53,088,801        62,510,143
  Net transfers (including fixed
     account)                         22,308,695      10,465,902      6,294,058        9,306,823        8,047,145         6,440,655
  Contract charges                      (654,595)       (130,513)      (385,213)         (85,085)        (331,809)          (67,412)
  Transfers for contract benefits
     and terminations                (16,595,294)    (13,668,271)   (11,440,194)      (8,458,885)      (7,159,482)       (5,336,101)
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    135,486,675     120,672,529     55,802,706       78,806,689       53,644,655        63,547,285
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                 (14,661,845)    134,259,549    (19,412,565)      79,880,004       (3,397,072)       70,307,213
NET ASSETS:
  Beginning of period                245,762,919     111,503,370    156,224,069       76,344,065      104,847,881        34,540,668
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
  End of period                    $ 231,101,074   $ 245,762,919  $ 136,811,504    $ 156,224,069    $ 101,450,809   $   104,847,881
                                   =============== ============== =============== ================ ================ ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    FTVIPT                         FTVIPT                        FTVIPT
        AMERICAN FUNDS BOND       MUTUAL SHARES SECURITIES   TEMPLETON FOREIGN SECURITIES   TEMPLETON GROWTH SECURITIES
                SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------ ----------------------------- ----------------------------- -----------------------------
        2008        2007 (d)           2008          2007            2008          2007            2008          2007
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
 $ 1,277,174       $ 218,036     $ 1,217,989    $   (128,578)     $ 287,100       $ 2,587        $ 88,667     $ (89,613)
     (24,196)            799       1,876,128       1,812,038      5,010,780     1,945,321       1,467,301     1,219,928
  (3,510,614)       (187,750)    (36,089,735)     (2,198,007)   (34,118,181)    2,747,346     (20,786,300)   (1,451,628)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  (2,257,636)         31,085     (32,995,618)       (514,547)   (28,820,301)    4,695,254     (19,230,332)     (321,313)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  19,980,627       6,136,418      26,002,516      41,583,406     21,666,432    31,277,528      11,094,817    23,561,019
   3,428,761         493,134        (992,434)      3,725,554      3,288,265       892,948         225,168     1,221,316
     (45,038)             --         (83,371)         (6,385)      (288,990)      (80,942)        (46,450)       (4,615)
    (729,544)        (20,696)     (4,752,679)     (2,926,018)    (3,792,529)   (4,423,865)     (2,209,785)   (1,543,001)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  22,634,806       6,608,856      20,174,032      42,376,557     20,873,178    27,665,669       9,063,750    23,234,719
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  20,377,170       6,639,941     (12,821,586)     41,862,010     (7,947,123)   32,360,923     (10,166,582)   22,913,406
   6,639,941              --      71,392,728      29,530,718     56,498,732    24,137,809      38,096,365    15,182,959
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
$ 27,017,111     $ 6,639,941    $ 58,571,142    $ 71,392,728   $ 48,551,609  $ 56,498,732    $ 27,929,783  $ 38,096,365
=============== ============== =============== ============= =============== ============= =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                         FTVIPT               FTVIPT TEMPLETON               FTVIPT FRANKLIN
                                     FRANKLIN INCOME SECURITIES       GLOBAL INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                                                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------ -----------------------------
                                           2008            2007            2008        2007 (d)          2008        2007 (d)
                                   --------------- --------------- --------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 3,699,656       $ 911,949       $ 255,021      $ (11,671)      $ (9,839)      $ (7,256)
  Net realized gains (losses)           440,385         500,496         (28,320)           248        197,482         (2,830)
  Change in unrealized gains
     (losses) on investments        (38,217,481)     (1,585,931)        289,110         76,020     (1,934,460)      (107,802)
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (34,077,440)       (173,486)        515,811         64,597     (1,746,817)      (117,888)
                                   --------------- --------------- --------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            35,487,751      54,696,663      14,726,091      3,828,978      4,625,563      2,233,558
  Net transfers (including fixed
     account)                        (1,638,640)      7,988,180         500,732        198,065          9,949         98,702
  Contract charges                     (145,377)        (20,633)        (29,321)            --        (12,034)            --
  Transfers for contract benefits
     and terminations                (5,696,055)     (2,792,326)       (218,307)       (10,769)      (119,562)        (5,885)
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    28,007,679      59,871,884      14,979,195      4,016,274      4,503,916      2,326,375
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (6,069,761)     59,698,398      15,495,006      4,080,871      2,757,099      2,208,487
NET ASSETS:
  Beginning of period                88,519,218      28,820,820       4,080,871             --      2,208,487             --
                                   --------------- --------------- --------------- -------------- -------------- --------------
  End of period                    $ 82,449,457    $ 88,519,218    $ 19,575,877    $ 4,080,871    $ 4,965,586    $ 2,208,487
                                   =============== =============== =============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                              PIONEER VCT     PIONEER VCT
       UIF EQUITY AND INCOME            UIF U.S. REAL ESTATE        UIF U.S. MID CAP VALUE           BOND    CULLEN VALUE
                 SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
------------------------------- ------------------------------- ----------------------------- -------------- ---------------
        2008            2007            2008            2007           2008        2007 (d)       2008 (e)        2008 (e)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
 $ 1,600,653       $ 538,434       $ 922,883       $ 297,458      $ (32,127)      $ (6,389)         $ 706          $ (396)
   1,431,873       2,896,435      17,075,264       3,779,804      1,834,014         (1,188)          (509)         (1,801)
 (50,294,653)     (3,278,237)    (39,422,041)    (16,191,487)    (5,269,797)       (47,921)           444           3,133
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
 (47,262,127)        156,632     (21,423,894)    (12,114,225)    (3,467,910)       (55,498)           641             936
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  66,377,368      98,691,170      11,412,894      40,976,775      7,780,640      2,680,461         77,337         132,197
 (13,990,587)      6,568,747        (903,678)     (1,236,489)       230,848        212,273          3,931          33,929
    (239,699)        (15,080)        (65,125)         (7,560)       (16,162)            --             --              --
 (12,751,341)     (7,673,247)     (3,774,973)     (2,516,185)      (166,677)        (3,567)            93         (10,496)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  39,395,741      97,571,590       6,669,118      37,216,541      7,828,649      2,889,167         81,361         155,630
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  (7,866,386)     97,728,222     (14,754,776)     25,102,316      4,360,739      2,833,669         82,002         156,566
 166,104,798      68,376,576      52,908,525      27,806,209      2,833,669             --             --              --
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
$158,238,412    $166,104,798    $ 38,153,749    $ 52,908,525    $ 7,194,408    $ 2,833,669       $ 82,002       $ 156,566
=============== =============== =============== =============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                PIONEER VCT
                                   PIONEER VCT                                    PIONEER VCT                      IBBOTSON
                                      EMERGING      PIONEER VCT    PIONEER VCT         GLOBAL    PIONEER VCT     AGGRESSIVE
                                       MARKETS    EQUITY INCOME           FUND     HIGH YIELD     HIGH YIELD     ALLOCATION
                                   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- ---------------- -------------- -------------- -------------- --------------
                                       2008 (e)         2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (124)           $ 116          $ 177          $ 108          $ 250          $ (11)
  Net realized gains (losses)               (7)              --         36,059             --             --             --
  Change in unrealized gains
     (losses) on investments            (1,056)               3        (39,483)          (200)        (1,915)          (113)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (1,187)             119         (3,247)           (92)        (1,665)          (124)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners               42,099           28,440         45,062             --         10,562          5,238
  Net transfers (including fixed
     account)                            4,027            4,509            461          3,431          1,255             --
  Contract charges                          --               --             --             --             --             --
  Transfers for contract benefits
     and terminations                   (1,135)            (623)        (2,603)           (12)            (6)           (47)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       44,991           32,326         42,920          3,419         11,811          5,191
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                    43,804           32,445         39,673          3,327         10,146          5,067
NET ASSETS:
  Beginning of period                       --               --             --             --             --             --
                                   -------------- ---------------- -------------- -------------- -------------- --------------
  End of period                       $ 43,804         $ 32,445       $ 39,673        $ 3,327       $ 10,146        $ 5,067
                                   ============== ================ ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT    PIONEER VCT                                                     PIONEER VCT
   IBBOTSON       IBBOTSON      PIONEER VCT                                      OAK RIDGE    PIONEER VCT    PIONEER VCT
     GROWTH       MODERATE    INTERNATIONAL                     PIONEER VCT      LARGE CAP    REAL ESTATE      SMALL CAP
 ALLOCATION     ALLOCATION            VALUE                   MID CAP VALUE         GROWTH         SHARES          VALUE
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- ---------------- ------------------------------- -------------- -------------- --------------
    2008 (e)       2008 (e)         2008 (e)           2008            2007        2008 (e)       2008 (e)       2008 (e)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
   $ (4,020)      $ (3,501)            $ (6)     $ (171,541)     $ (188,314)         $ (14)         $ 439          $ (26)
       (544)          (966)              --       1,709,181       1,586,469             --             (7)            --
     65,380       (168,655)              30     (12,832,992)     (1,953,012)           909         (3,723)        (1,807)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
     60,816       (173,122)              24     (11,295,352)       (554,857)           895         (3,291)        (1,833)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,354,004      1,235,817            2,619      10,293,285      17,737,711         13,264         33,721         11,947
    160,785         70,006              770         130,601       2,118,162          1,078          3,431            705
         --             --               --         (47,134)         (3,033)            --             --             --
     11,630         (5,540)             (38)     (1,918,388)       (788,256)          (782)          (728)          (471)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,526,419      1,300,283            3,351       8,458,364      19,064,584         13,560         36,424         12,181
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,587,235      1,127,161            3,375      (2,836,988)     18,509,727         14,455         33,133         10,348
         --             --               --      26,728,784       8,219,057             --             --             --
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
$ 3,587,235    $ 1,127,161          $ 3,375    $ 23,891,796    $ 26,728,784       $ 14,455       $ 33,133       $ 10,348
============== ============== ================ =============== =============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        PIONEER VCT
                                   STRATEGIC INCOME         LMPVET SMALL CAP GROWTH              LMPVET INVESTORS
                                        SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------- ------------------------------- -----------------------------
                                            2008 (e)           2008            2007           2008           2007
                                   ------------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                $ 325      $ (193,406)     $ (120,139)     $ (22,462)     $ (11,812)
  Net realized gains (losses)                   (61)        308,553         718,029       (159,162)       216,616
  Change in unrealized gains
     (losses) on investments                    676      (6,234,277)       (170,870)    (1,122,112)      (220,243)
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                          940      (6,119,130)        427,020     (1,303,736)       (15,439)
                                   ------------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners                    48,435       6,282,876       5,972,017        426,003      1,316,991
  Net transfers (including fixed
     account)                                 5,847         230,633         657,704     (1,625,864)     1,683,578
  Contract charges                               --         (42,556)         (9,424)        (8,079)        (8,601)
  Transfers for contract benefits
     and terminations                           388        (678,502)       (425,523)      (175,426)      (404,812)
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions            54,670       5,792,451       6,194,774     (1,383,366)     2,587,156
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                         55,610        (326,679)      6,621,794     (2,687,102)     2,571,717
NET ASSETS:
  Beginning of period                            --      10,904,358       4,282,564      4,699,165      2,127,448
                                   ------------------- --------------- --------------- -------------- --------------
  End of period                            $ 55,610    $ 10,577,679    $ 10,904,358    $ 2,012,063    $ 4,699,165
                                   =================== =============== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         LMPVET EQUITY INDEX        LMPVET FUNDAMENTAL VALUE             LMPVET APPRECIATION         LMPVET AGGRESSIVE GROWTH
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008            2007            2008            2007            2008            2007            2008             2007
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
  $ (477,077)     $ (438,400)      $ 216,892       $ (56,951)      $ (93,176)     $ (170,291)   $ (1,791,540)    $ (1,764,476)
     (37,403)      3,406,118      (1,448,547)      4,041,837       2,338,316       6,764,065        (890,539)         778,104
 (24,324,125)     (2,264,449)    (33,402,986)     (5,252,831)    (31,109,184)     (2,893,138)    (53,980,569)        (263,742)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
 (24,838,605)        703,269     (34,634,641)     (1,267,945)    (28,864,044)      3,700,636     (56,662,648)      (1,250,114)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
   1,398,164      28,958,701      18,092,203      43,728,640      25,300,175      38,382,840      25,083,289       56,918,833
     (52,626)        124,568      (2,079,921)      2,751,442      (3,022,849)      7,759,071         218,797        5,338,346
     (22,693)        (10,688)        (89,125)        (16,660)       (110,293)        (24,224)       (174,804)         (61,018)
  (5,272,175)     (4,690,330)     (6,425,407)     (4,151,502)     (6,678,226)     (4,532,695)     (9,719,755)      (6,928,890)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
  (3,949,330)     24,382,251       9,497,750      42,311,920      15,488,807      41,584,992      15,407,527       55,267,271
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
 (28,787,935)     25,085,520     (25,136,891)     41,043,975     (13,375,237)     45,285,628     (41,255,121)      54,017,157
  66,117,281      41,031,761      84,463,307      43,419,332      83,497,462      38,211,834     127,959,661       73,942,504
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
$ 37,329,346    $ 66,117,281    $ 59,326,416    $ 84,463,307    $ 70,122,225    $ 83,497,462    $ 86,704,540    $ 127,959,661
=============== =============== =============== =============== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      LMPVET LARGE CAP GROWTH    LMPVET SOCIAL AWARENESS       LMPVET CAPITAL AND INCOME
                                                  SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ----------------------- -------------------------------
                                          2008           2007         2008       2007            2008            2007
                                   -------------- -------------- ------------ ---------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (121,801)    $ (145,514)       $ 2,816      $ 798      $ (246,270)      $ 158,572
  Net realized gains (losses)         (160,593)       135,272        (46,175)    97,920      (2,081,258)      9,551,295
  Change in unrealized gains
     (losses) on investments        (3,323,792)       250,277       (179,725)   (63,896)    (20,848,047)     (9,641,183)
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (3,606,186)       240,035       (223,084)    34,822     (23,175,575)         68,684
                                   -------------- -------------- ------------ ---------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              404,748      4,327,458         25,515    212,162      12,322,899       7,614,688
  Net transfers (including fixed
     account)                         (244,960)       610,270        248,226     51,439      (1,556,121)     52,225,304
  Contract charges                     (26,623)       (17,705)          (239)       (65)        (20,663)        (10,082)
  Transfers for contract benefits
     and terminations                 (944,251)    (1,184,051)       (48,482)   (13,902)     (4,206,113)     (2,193,424)
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (811,086)     3,735,972        225,020    249,634       6,540,002      57,636,486
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets                (4,417,272)     3,976,007          1,936    284,456     (16,635,573)     57,705,170
NET ASSETS:
  Beginning of period                9,921,012      5,945,005        565,965    281,509      59,957,587       2,252,417
                                   -------------- -------------- ------------ ---------- --------------- ---------------
  End of period                    $ 5,503,740    $ 9,921,012      $ 567,901  $ 565,965    $ 43,322,014    $ 59,957,587
                                   ============== ============== ============ ========== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                               LMPVET
            LMPVET CAPITAL          LMPVET GLOBAL EQUITY      LMPVET DIVIDEND STRATEGY       LIFESTYLE ALLOCATION 50%
               SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------- ----------------------------- ----------------------------- ---------------------------
       2008           2007           2008           2007           2008           2007           2008         2007
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 $ (123,893)     $ (93,519)     $ (92,836)     $ (77,834)       $ 78,630       $ 68,634      $ 160,063     $ 231,911
  1,001,895        556,043         (8,407)       470,179        (240,972)        31,060        (98,473)      133,323
 (4,421,596)      (598,669)    (2,901,842)      (171,007)     (2,364,206)        47,810     (2,836,929)     (374,438)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (3,543,594)      (136,145)    (3,003,085)       221,338      (2,526,548)       147,504     (2,775,339)       (9,204)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
     42,916      5,276,317         43,001      1,518,943       1,197,960      4,756,217        906,766     6,331,338
   (444,451)       140,677       (894,326)     1,056,116        (711,418)       612,655       (444,967)      587,867
    (34,395)       (16,135)       (19,802)       (16,770)        (15,120)        (5,197)        (2,110)         (432)
   (664,052)    (1,011,067)      (584,888)      (263,668)       (665,652)      (299,906)      (622,254)     (295,310)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (1,099,982)     4,389,792     (1,456,015)     2,294,621        (194,230)     5,063,769       (162,565)    6,623,463
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (4,643,576)     4,253,647     (4,459,100)     2,515,959      (2,720,778)     5,211,273     (2,937,904)    6,614,259
  8,963,789      4,710,142      7,705,323      5,189,364       8,243,529      3,032,256      9,409,255     2,794,996
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
$ 4,320,213    $ 8,963,789    $ 3,246,223    $ 7,705,323     $ 5,522,751    $ 8,243,529    $ 6,471,351   $ 9,409,255
============== ============== ============== ============== ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   LMPVET LIFESTYLE ALLOCATION 70%    LMPVET LIFESTYLE ALLOCATION 85% LMPVIT ADJUSTABLE RATE INCOME
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ---------------------------------- -----------------------------
                                          2008             2007            2008               2007           2008            2007
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 31,313         $ 65,129       $ 273,760          $ 196,021       $ 69,546      $    105,856
  Net realized gains (losses)         (150,226)          49,152         (58,061)           104,353       (164,548)           (3,665)
  Change in unrealized gains
     (losses) on investments        (1,315,549)        (194,902)    (12,155,524)          (650,821)      (521,720)         (117,934)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,434,462)         (80,621)    (11,939,825)          (350,447)      (616,722)          (15,743)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              794,881        2,776,682      19,759,139         15,233,223         98,248         1,024,273
  Net transfers (including fixed
     account)                         (101,697)         711,199       2,090,926          1,501,702       (636,990)          188,818
  Contract charges                      (1,006)            (274)        (87,142)              (253)        (1,039)           (1,053)
  Transfers for contract benefits
     and terminations                 (207,619)         (74,936)       (528,892)          (123,496)      (234,158)         (237,909)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      484,559        3,412,671      21,234,031         16,611,176       (773,939)          974,129
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets                  (949,903)       3,332,050       9,294,206         16,260,729     (1,390,661)          958,386
NET ASSETS:
  Beginning of period                3,668,950          336,900      16,581,727            320,998      3,178,900         2,220,514
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
  End of period                    $ 2,719,047      $ 3,668,950    $ 25,875,933       $ 16,581,727    $ 1,788,239    $    3,178,900
                                   ============== ================ =============== ================== ============= ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVIT GLOBAL HIGH YIELD BOND             LMPVIT MONEY MARKET
                  SUB-ACCOUNT                     SUB-ACCOUNT
-------------------------------- -------------------------------
        2008             2007            2008            2007
--------------- ---------------- --------------- ---------------
 $ 3,663,471      $ 2,498,979       $ 629,570     $ 1,033,839
  (1,351,968)         192,209              --              --
 (16,334,758)      (3,622,401)             --              --
--------------- ---------------- --------------- ---------------
 (14,023,255)        (931,213)        629,570       1,033,839
--------------- ---------------- --------------- ---------------
   8,016,867       24,720,376      74,917,911      56,919,433
  (2,081,044)       1,958,236      10,849,243     (24,059,265)
     (56,224)         (13,699)       (100,427)        (27,274)
  (3,221,805)      (1,989,860)    (15,740,214)     (9,895,971)
--------------- ---------------- --------------- ---------------
   2,657,794       24,675,053      69,926,513      22,936,923
--------------- ---------------- --------------- ---------------
 (11,365,461)      23,743,840      70,556,083      23,970,762
  40,738,484       16,994,644      44,647,513      20,676,751
--------------- ---------------- --------------- ---------------
$ 29,373,023     $ 40,738,484    $115,203,596    $ 44,647,513
=============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS")
Oppenheimer Variable Account Funds ("Oppenheimer")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
Alger Variable Insurance Funds ("Alger")

T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
The Universal Institutional Funds, Inc. ("UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2008:

MIST Lord Abbett Growth and Income Sub-Account**
MIST Lord Abbett Bond Debenture Sub-Account**
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account**
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account**
MIST Oppenheimer Capital Appreciation
Sub-Account**
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account**
MIST RCM Technology Sub-Account**
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account**

MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account**
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account**
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account (a)
MIST American Funds Bond Sub-Account (a)
MIST American Funds Growth Sub-Account (a)
MIST American Funds Growth Allocation
Sub-Account (a)
MIST American Funds International Sub-Account (a)
MIST American Funds Moderate Allocation
Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy
Sub-Account (a)
MIST SSgA Growth ETF Sub-Account (a)
MIST SSgA Growth and Income ETF Sub-Account (a)
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account**
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Sub-Account
Oppenheimer Core Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account**
Fidelity VIP Overseas Sub-Account**
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account**
Fidelity VIP Money Market Sub-Account**
Fidelity VIP Mid Cap Sub-Account
DWS International Sub-Account**
MSF FI Mid Cap Opportunities Sub-Account**
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account**
MSF Julius Baer International Stock Sub-Account**
MSF MetLife Stock Index Sub-Account**
MSF BlackRock Legacy Large Cap Growth
Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account**

MSF BlackRock Large Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index
Sub-Account
MSF MFS Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account**
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account**
MSF Harris Oakmark Focused Value Sub-Account**
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account**
MSF Western Asset Management U.S. Government
Sub-Account**
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MSF Loomis Sayles Small Cap Sub-Account (a)
MSF Neuberger Berman Mid Cap Value Sub-Account (a)
MSF Met/Dimensional International Small Company
Sub-Account (a)
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kampen LIT Growth and Income Sub-Account**
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategies Sub-Account
Neuberger Berman Genesis Sub-Account
Alger American SmallCap Growth Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account**
American Funds Growth Sub-Account**
American Funds Growth - Income Sub-Account**
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Income Securities
Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Bond Sub-Account** (a)
Pioneer VCT Cullen Value Sub-Account (a)
Pioneer VCT Emerging Markets Sub-Account (a)
Pioneer VCT Equity Income Sub-Account (a)
Pioneer VCT Fund Sub-Account (a)
Pioneer VCT Global High Yield Sub-Account (a)
Pioneer VCT High Yield Sub-Account (a)
Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account (a)
Pioneer VCT Ibbotson Growth Allocation
Sub-Account (a)
Pioneer VCT Ibbotson Moderate Allocation
Sub-Account (a)
Pioneer VCT International Value Sub-Account (a)
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account (a)

Pioneer VCT Real Estate Shares Sub-Account (a)
Pioneer VCT Small Cap Value Sub-Account (a)
Pioneer VCT Strategic Income Sub-Account (a)
Pioneer VCT Independence Sub-Account*
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account**
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account**
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account**
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

* This Sub-Account had no net assets as of December 31, 2008.

** This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2008.

The following Sub-Accounts ceased operations during the year ended December 31, 2008:

Van Kampen LIT Strategic Growth Sub-Account
AllianceBernstein Large Cap Growth Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2008:

Name changes:

OLD NAME

Neuberger Berman Real Estate Portfolio
FI International Stock Portfolio
Harris Oakmark Large Cap Value Portfolio
Van Kampen LIT Strategic Growth Portfolio
Alger American Small Capitalization Portfolio

NEW NAME

Clarion Global Real Estate Portfolio
Julius Baer International Stock Portfolio
MFS Value Portfolio
Van Kampen LIT Capital Growth Portfolio
Alger American SmallCap Growth Portfolio

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

Portfolio Reorganization:

OLD NAME
MIST MFS Value Portfolio

NEW NAME
MSF MFS Value Portfolio

SUBSTITUTIONS:

OLD NAME

Van Kampen LIT Strategic Growth Portfolio
AllianceBernstein Large Cap Growth Portfolio
Templeton Developing Markets Securities Fund

NEW NAME
Jennison Growth Portfolio
T. Rowe Price Large Cap Growth Portfolio
MFS Emerging Markets Equity Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATIONS
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Acccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets.
Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.


Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No.
48. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Sub-Accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS --AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk              0.74% - 1.60%
                                        ---------------
Administrative                          0.15% - 0.25%
                                        ---------------
Optional Death Benefit Rider            0.10% - 0.35%
                                        ---------------
Distribution Expense                            0.10%
                                        ---------------
Guaranteed Minimum Accumulation Benefit         1.50%
                                        ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. An administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                        ------------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account           27,323,354   692,133,106    83,717,355    107,248,641
MIST Lord Abbett Bond Debenture Sub-Account              18,439,651   224,746,090    19,501,662     67,974,297
MIST Van Kampen Mid Cap Growth Sub-Account                4,888,308    46,379,887    25,760,095      1,238,451
MIST Lord Abbett Mid Cap Value Sub-Account                2,327,198    36,431,677    21,445,939      1,890,571
MIST Lazard Mid Cap Sub-Account                          10,189,009   130,898,801    17,042,355     15,529,648
MIST Met/AIM Small Cap Growth Sub-Account                12,204,890   150,835,025    23,908,134     25,990,330
MIST Harris Oakmark International Sub-Account            22,335,527   327,997,652    67,587,998     65,670,795
MIST Third Avenue Small Cap Value Sub-Account            19,013,916   271,101,038    38,937,388     56,351,045
MIST Oppenheimer Capital Appreciation Sub-Account        40,898,919   321,114,343    86,318,953     58,405,661
MIST Legg Mason Partners Aggressive Growth Sub-Account   12,626,943    90,835,589     5,855,713     14,991,074
MIST PIMCO Total Return Sub-Account                      47,213,648   544,593,013   155,771,250     55,048,681
MIST RCM Technology Sub-Account                          15,968,784    71,189,715    36,527,082     20,759,000
MIST PIMCO Inflation Protected Bond Sub-Account          26,009,393   278,940,148   102,914,620     67,781,959
MIST T. Rowe Price Mid Cap Growth Sub-Account            26,795,382   198,432,302    41,981,500     32,058,938
MIST MFS Research International Sub-Account              27,839,697   329,591,675    72,468,381     28,341,402
MIST Clarion Global Real Estate Sub-Account               8,679,202   121,844,303    34,095,280     18,419,408
MIST Turner Mid Cap Growth Sub-Account                    4,871,105    59,105,167    19,823,968     16,240,066
MIST Goldman Sachs Mid Cap Value Sub-Account              8,649,472   112,201,592    12,440,699     30,512,646
MIST MetLife Defensive Strategy Sub-Account             102,626,529 1,080,515,265   660,531,011    148,339,911
MIST MetLife Moderate Strategy Sub-Account              166,031,609 1,769,740,131   403,746,934     84,883,439
MIST MetLife Balanced Strategy Sub-Account              465,445,683 4,989,952,336   763,643,172    329,849,889
MIST MetLife Growth Strategy Sub-Account                556,766,897 6,355,710,947 1,011,691,877    368,495,122
MIST MetLife Aggressive Strategy Sub-Account             47,904,101   524,598,467    93,844,526    103,301,255
MIST Van Kampen Comstock Sub-Account                      5,952,048    63,457,193    15,214,343     10,414,518
MIST Legg Mason Value Equity Sub-Account                  9,722,079    86,477,973    36,449,375      6,633,311
MIST MFS Emerging Markets Equity Sub-Account             10,582,078   100,889,180    67,118,876     18,901,255
MIST Loomis Sayles Global Markets Sub-Account             6,263,925    72,369,950    39,203,430     14,464,039
MIST Met/AIM Capital Appreciation Sub-Account               360,309     3,867,913     2,172,653        495,547
MIST Janus Forty Sub-Account                                254,117    18,192,528    12,515,942      1,713,245
MIST Dreman Small Cap Value Sub-Account                   1,251,234    16,510,338     6,030,067      1,064,789
MIST Pioneer Fund Sub-Account                             1,623,745    19,843,361    17,064,012      4,461,779
MIST Pioneer Strategic Income Sub-Account                15,436,827   146,979,130    70,800,376     16,512,236
MIST BlackRock Large Cap Core Sub-Account                   543,747     5,539,478     1,877,945        633,581
MIST BlackRock High Yield Sub-Account                     2,361,608    17,637,485    22,560,508     10,799,353
MIST Rainier Large Cap Equity Sub-Account                 4,106,746    35,807,406    36,346,695      6,124,519
MIST American Funds Balanced Allocation Sub-Account (a)  48,807,226   412,768,025   425,392,162     11,436,639
MIST American Funds Bond Sub-Account (a)                  3,283,420    31,253,317    32,046,076        749,999
MIST American Funds Growth Sub-Account (a)                9,850,652    74,645,792    74,810,363        132,647
MIST American Funds Growth Allocation Sub-Account (a)    77,398,552   645,630,913   645,706,607         51,542
MIST American Funds International Sub-Account (a)         8,022,946    62,783,016    63,825,718        748,518
MIST American Funds Moderate Allocation Sub-Account (a)  29,922,565   263,626,582   273,360,079      8,376,725
MIST Met/Franklin Mutual Shares Sub-Account (a)           2,015,376    16,233,709    16,815,964        478,015
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account (a)                                        27,740,084   238,297,654   239,108,409        764,130
MIST SSgA Growth ETF Sub-Account (b)                        191,259     1,421,486     1,421,486             --
MIST SSgA Growth and Income ETF Sub-Account (b)             313,414     2,493,308     2,533,850         42,945
AIM V.I. Core Equity Sub-Account                             19,845       499,583        48,458        310,025
AIM V.I. Capital Appreciation Sub-Account                     9,513       241,972        43,210        162,716
AIM V.I. International Growth Sub-Account                 1,453,900    38,790,668    31,429,861      3,116,163
AIM V.I. Basic Balanced Sub-Account                          42,441       465,382        68,972        220,029
AIM V.I. Global Real Estate Sub-Account                     259,405     4,427,488     2,766,649        162,998
MFS Research Sub-Account                                      7,327       119,592           859         48,010
MFS Investors Trust Sub-Account                               3,309        60,224        11,316         57,249
MFS New Discovery Sub-Account                                 5,432        81,784        14,535         23,253
Oppenheimer Main Street Sub-Account                           7,448       153,041        14,416         66,348
Oppenheimer Core Bond Sub-Account                            14,888       161,737         8,402         90,963

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                         SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                     ---------- ------------ ------------- --------------
Oppenheimer Strategic Bond Sub-Account                    2,959       14,271         1,544         31,213
Oppenheimer Main Street Small Cap Sub-Account         1,837,936   26,952,615    21,173,487      1,926,794
Oppenheimer Money Sub-Account                           149,601      149,601         4,869         23,449
Fidelity VIP Asset Manager Sub-Account                8,588,358  132,202,478    16,833,975     17,604,189
Fidelity VIP Growth Sub-Account                       4,734,957  178,187,772     2,666,277     23,829,760
Fidelity VIP Contrafund Sub-Account                  14,478,742  346,260,528    52,079,169     33,045,582
Fidelity VIP Overseas Sub-Account                       444,820    8,447,551     1,540,378      1,606,894
Fidelity VIP Equity-Income Sub-Account                  464,323   10,846,360       434,089      2,657,053
Fidelity VIP Index 500 Sub-Account                      646,885   82,868,654     3,013,726     17,605,456
Fidelity VIP Money Market Sub-Account                41,701,885   41,701,885     9,527,206      6,008,055
Fidelity VIP Mid Cap Sub-Account                      2,565,369   71,453,866    38,826,355      3,764,145
DWS International Sub-Account                         2,777,406   30,778,780     6,714,680      4,194,186
MSF FI Mid Cap Opportunities Sub-Account                299,273    5,302,552     1,062,821      1,174,777
MSF FI Large Cap Sub-Account                            356,309    4,857,056     1,181,048        798,168
MSF FI Value Leaders Sub-Account                         30,329    5,588,995     1,803,835        641,141
MSF Russell 2000 Index Sub-Account                      595,964    8,083,908     4,718,332      4,137,879
MSF Julius Baer International Stock Sub-Account         459,732    6,576,269     1,759,091        958,258
MSF MetLife Stock Index Sub-Account                   7,604,201  224,789,259    31,583,394     51,361,885
MSF BlackRock Legacy Large Cap Growth Sub-Account        61,018    1,418,228       747,254        275,749
MSF BlackRock Strategic Value Sub-Account               870,019   14,141,275     1,997,103      1,843,384
MSF BlackRock Bond Income Sub-Account                   320,806   34,406,402    13,621,327      7,934,469
MSF BlackRock Large Cap Value Sub-Account               284,631    3,650,383       892,890        789,667
MSF Lehman Brothers Aggregate Bond Index Sub-Account    711,354    7,657,130     3,973,025      2,361,097
MSF MFS Value Sub-Account                             2,395,693   32,514,949    17,677,682      8,131,066
MSF Morgan Stanley EAFE Index Sub-Account             1,194,292   16,901,288     3,765,441      2,099,561
MSF MFS Total Return Sub-Account                        318,607   46,929,892     8,964,944      9,204,634
MSF MetLife Mid Cap Stock Index Sub-Account           1,233,193   16,871,631     4,754,870      1,879,845
MSF Davis Venture Value Sub-Account                  15,727,851  419,080,497    35,738,961     64,049,437
MSF Harris Oakmark Focused Value Sub-Account          1,417,984  312,574,704    33,718,907     43,257,281
MSF Jennison Growth Sub-Account                      14,485,418  154,604,972    36,167,234     24,164,082
MSF BlackRock Money Market Sub-Account                5,953,049  595,304,824   476,086,261    122,383,140
MSF T. Rowe Price Small Cap Growth Sub-Account          366,306    4,506,652     3,833,432        415,419
MSF Western Asset Management U.S. Government
  Sub-Account                                         7,185,973   86,888,055    64,266,606     20,678,220
MSF Oppenheimer Global Equity Sub-Account               801,266   12,651,880     4,404,053      1,134,306
MSF MetLife Aggressive Allocation Sub-Account           162,578    2,007,310       258,875        371,454
MSF MetLife Conservative Allocation Sub-Account         604,030    6,167,956     5,415,763      1,640,579
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                           666,964    7,035,624     4,112,683      1,135,364
MSF MetLife Moderate Allocation Sub-Account           4,275,620   48,324,389    13,360,378      3,017,942
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account                                         5,676,604   66,628,193    14,385,218      6,016,313
MSF T. Rowe Price Large Cap Growth Sub-Account           62,730      905,485     1,148,953        175,751
MSF Loomis Sayles Small Cap Sub-Account (c)                 153       23,398        23,399              1
MSF Neuberger Berman Mid Cap Value Sub-Account (c)        1,710       16,546        16,547              1
MSF Met/Dimensional International Small Company
  Sub-Account (b)                                        12,623      120,286       128,677          8,805
Van Kampen LIT Capital Growth Sub-Account                 5,201      162,115       982,173      9,578,668
Van Kampen LIT Enterprise Sub-Account                     5,030       75,961        29,308         59,971
Van Kampen LIT Growth and Income Sub-Account          4,195,300   79,674,153    40,747,599      7,501,810
Van Kampen LIT Comstock Sub-Account                   7,358,177   97,733,861    24,990,216      4,556,364
Federated Equity Income Sub-Account                       1,724       22,359           911          4,023
Federated High Income Bond Sub-Account                   10,286       78,110        10,280         46,661
Federated Mid Cap Growth Strategies Sub-Account           5,706      148,024        31,625          9,918
Neuberger Berman Genesis Sub-Account                        263        8,959           475          1,212
Alger American SmallCap Growth Sub-Account            2,151,669   62,618,473     1,454,249      7,097,473

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
T. Rowe Price Growth Stock Sub-Account                         276,880   7,730,334       363,233      1,292,682
T. Rowe Price International Stock Sub-Account                   72,311   1,017,099        55,745        194,090
T. Rowe Price Prime Reserve Sub-Account                      2,218,473   2,218,341     1,402,562        934,609
Janus Aspen Worldwide Growth Sub-Account                           261       6,141            98            781
American Funds Global Small Capitalization Sub-Account       2,486,776  53,534,315    27,204,988      3,911,621
American Funds Growth Sub-Account                            6,946,246 391,341,978   172,790,656      9,445,211
American Funds Growth--Income Sub-Account                    5,674,499 218,520,517    71,936,706      5,092,163
American Funds Global Growth Sub-Account                     7,309,179 161,743,096    66,686,558      2,568,170
American Funds Bond Sub-Account                              2,883,401  30,715,829    24,703,656        754,218
FTVIPT Mutual Shares Securities Sub-Account                  4,972,107  95,003,544    29,381,130      4,747,187
FTVIPT Templeton Foreign Securities Sub-Account              4,512,281  77,568,117    28,334,695      1,890,386
FTVIPT Templeton Growth Securities Sub-Account               3,406,105  49,058,066    14,554,437      2,957,291
FTVIPT Franklin Income Securities Sub-Account                7,270,705 120,675,223    39,397,409      5,547,265
FTVIPT Templeton Global Income Securities Sub-Account        1,144,804  19,210,978    16,220,073        986,022
FTVIPT Franklin Small Cap Value Securities Sub-Account         470,709   7,008,240     5,185,371        415,252
UIF Equity and Income Sub-Account                           14,692,532 208,286,414    63,990,573     17,350,542
UIF U.S. Real Estate Sub-Account                             4,647,259  91,013,993    30,135,308      3,816,189
UIF U.S. Mid Cap Value Sub-Account                             941,725  12,512,495    10,168,754        399,974
Pioneer VCT Bond Sub-Account (c)                                 8,018      81,664       105,766         23,593
Pioneer VCT Cullen Value Sub-Account (c)                        17,356     153,596       363,621        208,224
Pioneer VCT Emerging Markets Sub-Account (c)                     2,809      44,935        44,997             55
Pioneer VCT Equity Income Sub-Account (c)                        2,129      32,487        32,540             53
Pioneer VCT Fund Sub-Account (c)                                 2,494      79,211        79,312         36,161
Pioneer VCT Global High Yield Sub-Account (c)                      595       3,533         3,533             --
Pioneer VCT High Yield Sub-Account (c)                           1,577      12,087        12,087             --
Pioneer VCT Ibbotson Aggressive Allocation Sub-Account (c)         754       5,193         5,193             --
Pioneer VCT Ibbotson Growth Allocation Sub-Account (c)         486,801   3,522,341     3,532,199          9,314
Pioneer VCT Ibbotson Moderate Allocation Sub-Account (c)       148,926   1,296,023     1,302,004          5,015
Pioneer VCT International Value Sub-Account (c)                    347       3,353         3,353              1
Pioneer VCT Mid Cap Value Sub-Account                        2,049,065  38,799,974    12,079,944      1,634,739
Pioneer VCT Oak Ridge Large Cap Growth Sub-Account (c)           1,891      13,561        13,561             --
Pioneer VCT Real Estate Shares Sub-Account (c)                   3,196      36,897        36,962             57
Pioneer VCT Small Cap Value Sub-Accont (c)                       1,535      12,183        12,183             --
Pioneer VCT Strategic Income Sub-Account (c)                     6,242      55,002        55,581            518
LMPVET Small Cap Growth Sub-Account                          1,222,944  16,943,265     6,541,120        543,995
LMPVET Investors Sub-Account                                   198,091   3,251,826       570,167      1,893,501
LMPVET Equity Index Sub-Account                              1,880,575  61,799,895     3,671,906      6,853,752
LMPVET Fundamental Value Sub-Account                         4,420,788  96,645,203    14,547,596      4,774,933
LMPVET Appreciation Sub-Account                              3,975,076 102,601,680    22,802,829      4,137,341
LMPVET Aggressive Growth Sub-Account                         8,920,282 137,340,856    18,614,094      4,998,136
LMPVET Large Cap Growth Sub-Account                            530,774   8,153,520       599,118      1,531,979
LMPVET Social Awareness Sub-Account                             31,228     796,607       389,644        161,778
LMPVET Capital and Income Sub-Account                        5,555,734  73,739,176    15,711,562      8,254,890
LMPVET Capital Sub-Account                                     594,321   9,211,860     1,830,794      1,413,371
LMPVET Global Equity Sub-Account                               353,276   6,003,745     1,038,261      1,762,299
LMPVET Dividend Strategy Sub-Account                           768,160   7,706,511     1,760,572      1,876,257
LMPVET Lifestyle Allocation 50% Sub-Account                    781,580   9,629,371     2,236,894      1,928,484
LMPVET Lifestyle Allocation 70% Sub-Account                    366,960   4,218,435     1,028,256        508,701
LMPVET Lifestyle Allocation 85% Sub-Account                  3,155,644  38,667,634    22,504,615        826,018
LMPVIT Adjustable Rate Income Sub-Account                      254,055   2,494,588       289,858        994,144
LMPVIT Global High Yield Bond Sub-Account                    5,542,215  49,577,025    11,232,631      4,911,291
LMPVIT Money Market Sub-Account                            115,203,985 115,203,985   109,559,550     39,003,532

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                          MIST LORD ABBETT            MIST LORD ABBETT           MIST VAN KAMPEN
                                         GROWTH AND INCOME              BOND DEBENTURE            MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2008          2007          2008          2007         2008         2007
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year           18,116,672    20,191,907    15,162,946    16,856,041    1,845,571      612,842
Units issued and transferred
  from other funding options       1,373,138     1,683,824     1,475,904     2,435,310    2,890,857    1,574,624
Units redeemed and transferred to
  other funding options           (3,771,797)   (3,759,059)   (4,969,819)   (4,128,405)    (705,321)    (341,895)
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                 15,718,013    18,116,672    11,669,031    15,162,946    4,031,107    1,845,571
                                  ============= ============= ============= ============= ============ ============

                                       MIST HARRIS OAKMARK           MIST THIRD AVENUE            MIST OPPENHEIMER
                                             INTERNATIONAL             SMALL CAP VALUE        CAPITAL APPRECIATION
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2008          2007          2008          2007          2008          2007
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           20,013,713    20,892,628    18,432,805    20,363,980    34,634,000    39,279,261
Units issued and transferred
  from other funding options       2,980,592     5,594,038     3,352,590     3,684,421     3,083,379     4,561,846
Units redeemed and transferred to
  other funding options           (6,056,042)   (6,472,953)   (5,348,071)   (5,615,596)   (8,545,379)   (9,207,107)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 16,938,263    20,013,713    16,437,324    18,432,805    29,172,000    34,634,000
                                  ============= ============= ============= ============= ============= =============

                                       MIST PIMCO INFLATION          MIST T. ROWE PRICE           MIST MFS RESEARCH
                                             PROTECTED BOND              MID CAP GROWTH               INTERNATIONAL
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------------- --------------------------- ---------------------------
                                         2008          2007          2008          2007          2008          2007
                                  -------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            21,340,808    22,804,934    25,165,985    26,478,451    19,606,367    18,205,030
Units issued and transferred
  from other funding options       13,668,026     4,910,828     5,900,839     7,035,129     6,264,406     6,500,324
Units redeemed and transferred to
  other funding options           (11,765,008)   (6,374,954)   (6,677,686)   (8,347,595)   (5,407,389)   (5,098,987)
                                  -------------- ------------- ------------- ------------- ------------- -------------
Units end of year                  23,243,826    21,340,808    24,389,138    25,165,985    20,463,384    19,606,367
                                  ============== ============= ============= ============= ============= =============

                                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                                         DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                        2008           2007        2008          2007        2008          2007
                                  ---------- -------------- ----------- ------------- ----------- -------------
Units beginning of year           51,959,475     35,961,422 132,930,004   106,444,385 407,763,369   324,915,762
Units issued and transferred
  from other funding options      81,757,732     41,020,218  58,616,625    51,227,514  81,261,505   133,626,233
Units redeemed and transferred to
  other funding options           (35,356,143) (25,022,165) (34,398,720) (24,741,895) (82,956,608) (50,778,626)
                                  ------------------------- ------------------------- -------------------------
Units end of year                 98,361,064     51,959,475 157,147,909   132,930,004 406,068,266   407,763,369
                                  ========== ============== =========== ============= =========== =============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

     MIST LORD ABBETT                                            MIST MET/AIM
        MID CAP VALUE         MIST LAZARD MID CAP            SMALL CAP GROWTH
          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------ --------------------------- ---------------------------
     2008        2007          2008          2007          2008          2007
------------ ----------- ------------- ------------- ------------- -------------
  609,565     363,014     7,858,992     7,830,725    11,452,863    12,354,489
1,126,498     363,734     1,886,677     4,908,011     2,144,194     3,169,875
 (246,360)   (117,183)   (2,243,288)   (4,879,744)   (3,061,159)   (4,071,501)
------------ ----------- ------------- ------------- ------------- -------------
1,489,703     609,565     7,502,381     7,858,992    10,535,898    11,452,863
============ =========== ============= ============= ============= =============

MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH      MIST PIMCO TOTAL RETURN         MIST RCM TECHNOLOGY
             SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ---------------------------- ---------------------------
      2008          2007           2008          2007          2008          2007
------------- ------------- -------------- ------------- ------------- -------------
13,488,538    15,227,592     37,539,072    37,317,040    12,386,524    10,314,725
 1,778,211     2,170,883     19,386,029     9,478,057     4,358,662     6,210,567
(3,027,670)   (3,909,937)   (13,360,666)   (9,256,025)   (5,895,904)   (4,138,768)
------------- ------------- -------------- ------------- ------------- -------------
12,239,079    13,488,538     43,564,435    37,539,072    10,849,282    12,386,524
============= ============= ============== ============= ============= =============

     MIST CLARION GLOBAL                 MIST TURNER          MIST GOLDMAN SACHS
             REAL ESTATE              MID CAP GROWTH               MID CAP VALUE
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
 6,238,930     7,072,940     4,472,333     3,921,915     9,178,387     9,011,063
 3,075,098     2,852,786     1,983,867     1,959,208       658,140     3,237,590
(2,401,497)   (3,686,796)   (1,985,853)   (1,408,790)   (2,651,705)   (3,070,266)
------------- ------------- ------------- ------------- ------------- -------------
 6,912,531     6,238,930     4,470,347     4,472,333     7,184,822     9,178,387
============= ============= ============= ============= ============= =============

             MIST METLIFE              MIST METLIFE          MIST VAN KAMPEN
          GROWTH STRATEGY       AGGRESSIVE STRATEGY                 COMSTOCK
              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------- ------------------------- ---------------------------
       2008          2007       2008           2007       2008          2007
----------- ------------- ---------- -------------- ------------- -------------
481,475,567   325,383,030 46,258,233     49,085,211  5,330,717     4,218,383
104,385,100   202,581,542  5,056,638      8,786,059  2,302,416     2,881,514
(91,422,564) (46,489,005) (11,749,144) (11,613,037) (1,994,932)   (1,769,180)
------------------------- ------------------------- ------------- -------------
494,438,103   481,475,567 39,565,727     46,258,233  5,638,201     5,330,717
=========== ============= ========== ============== ============= =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           MIST LEGG MASON           MIST MFS EMERGING         MIST LOOMIS SAYLES
                                              VALUE EQUITY              MARKETS EQUITY             GLOBAL MARKETS
                                               SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- --------------------------- --------------------------
                                        2008          2007          2008          2007          2008         2007
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year            5,608,172     3,602,950     4,415,597       901,069     4,274,323      754,781
Units issued and transferred
  from other funding options       6,690,080     3,292,052    10,368,484     4,772,206     4,337,047    4,330,872
Units redeemed and transferred to
  other funding options           (2,680,305)   (1,286,830)   (4,963,464)   (1,257,678)   (2,762,790)    (811,330)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                  9,617,947     5,608,172     9,820,617     4,415,597     5,848,580    4,274,323
                                  ============= ============= ============= ============= ============= ============

                                                                     MIST PIONEER         MIST BLACKROCK
                                     MIST PIONEER FUND           STRATEGIC INCOME         LARGE CAP CORE
                                           SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  ----------------------- -------------------------- ----------------------
                                       2008       2007          2008         2007       2008        2007
                                  ------------ ---------- ------------- ------------ ---------- -----------
Units beginning of year             441,310    202,477     4,979,963    2,004,763    390,444     176,805
Units issued and transferred
  from other funding options      1,281,451    289,963     5,003,499    3,333,394    201,086     554,103
Units redeemed and transferred to
  other funding options            (495,425)   (51,130)   (2,609,973)    (358,194)   (83,039)   (340,464)
                                  ------------ ---------- ------------- ------------ ---------- -----------
Units end of year                 1,227,336    441,310     7,373,489    4,979,963    508,491     390,444
                                  ============ ========== ============= ============ ========== ===========

                                                      MIST                            MIST                            MIST
                                        MIST      AMERICAN             MIST       AMERICAN            MIST    MET/FRANKLIN
                                    AMERICAN         FUNDS         AMERICAN          FUNDS    MET/FRANKLIN       TEMPLETON
                                       FUNDS        GROWTH            FUNDS       MODERATE          MUTUAL        FOUNDING
                                      GROWTH    ALLOCATION    INTERNATIONAL     ALLOCATION          SHARES        STRATEGY
                                 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  --------------------------- ---------------- -------------- --------------- ---------------
                                     2008 (b)      2008 (b)         2008 (b)       2008 (b)        2008 (b)        2008 (b)
                                  ------------- ------------- ---------------- -------------- --------------- ---------------
Units beginning of year                   --            --               --             --              --              --
Units issued and transferred
  from other funding options      10,103,447    79,248,191        8,298,666     32,435,807       2,247,261      29,284,754
Units redeemed and transferred to
  other funding options             (546,689)   (4,420,585)        (722,420)    (3,273,106)       (268,926)     (1,758,983)
                                  ------------- ------------- ---------------- -------------- --------------- ---------------
Units end of year                  9,556,758    74,827,606        7,576,246     29,162,701       1,978,335      27,525,771
                                  ============= ============= ================ ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

MIST MET/AIM CAPITAL                                   MIST DREMAN
        APPRECIATION     MIST JANUS FORTY          SMALL CAP VALUE
         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
----------------------- -------------------- ------------------------
   2008         2007       2008      2007         2008        2007
---------- ------------ ---------- --------- ------------ -----------
146,406       78,887     62,044    12,842      865,483     386,322
182,468       91,296    116,263    54,433      640,073     637,623
(58,478)     (23,777)   (35,233)   (5,231)    (250,641)   (158,462)
---------- ------------ ---------- --------- ------------ -----------
270,396      146,406    143,074    62,044    1,254,915     865,483
========== ============ ========== ========= ============ ===========

                                                         MIST
                                                     AMERICAN           MIST
                                                        FUNDS       AMERICAN
       MIST BLACKROCK             MIST RAINIER       BALANCED          FUNDS
           HIGH YIELD         LARGE CAP EQUITY     ALLOCATION           BOND
          SUB-ACCOUNT              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------ ------------------------ -------------- --------------
     2008        2007          2008    2007 (a)       2008 (b)       2008 (b)
------------ ----------- ------------- ---------- -------------- --------------
  450,432     198,218       640,297         --             --             --
1,633,985     378,633     4,895,834    673,551     52,186,330      3,840,133
 (969,457)   (126,419)   (1,396,468)   (33,254)    (4,644,505)      (688,612)
------------ ----------- ------------- ---------- -------------- --------------
1,114,960     450,432     4,139,663    640,297     47,541,825      3,151,521
============ =========== ============= ========== ============== ==============

                 MIST SSGA
  MIST SSGA     GROWTH AND
 GROWTH ETF     INCOME ETF    AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
SUB-ACCOUNT    SUB-ACCOUNT             SUB-ACCOUNT                      SUB-ACCOUNT
-------------- -------------- ----------------------- --------------------------------
    2008 (c)       2008 (c)      2008         2007       2008                  2007
-------------- -------------- ---------- ------------ ---------- ---------------------
         --                   181,999      265,665     77,611               125,055
    190,922        318,847      8,408        2,707      9,068                 1,224
        (29)        (6,702)   (69,873)     (86,373)   (35,956)              (48,668)
-------------- -------------- ---------- ------------ ---------- ---------------------
    190,893        312,145    120,534      181,999     50,723                77,611
============== ============== ========== ============ ========== =====================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  AIM V.I. INTERNATIONAL GROWTH    AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE
                                                    SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
                                  -------------------------------- -------------------------- ------------------------------
                                       2008                2007       2008            2007       2008             2007 (d)
                                  ------------ ------------------- ---------- --------------- ---------- -------------------
Units beginning of year             445,944             119,102    125,704         183,755    156,912                  --
Units issued and transferred
  from other funding options      1,507,113             392,859      9,375             236    345,777             160,999
Units redeemed and transferred to
  other funding options            (334,542)            (66,017)   (46,429)        (58,287)   (53,381)             (4,087)
                                  ------------ ------------------- ---------- --------------- ---------- -------------------
Units end of year                 1,618,515             445,944     88,650         125,704    449,308             156,912
                                  ============ =================== ========== =============== ========== ===================

                                  OPPENHEIMER MAIN STREET    OPPENHEIMER CORE BOND    OPPENHEIMER STRATEGIC BOND
                                              SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
                                  -------------------------- ------------------------ -----------------------------
                                     2008            2007       2008          2007      2008                2007
                                  ---------- --------------- ---------- ------------- --------- -------------------
Units beginning of year            45,428          59,121     37,290        47,067     5,661               6,741
Units issued and transferred
  from other funding options           --              --         --            --        --                  --
Units redeemed and transferred to
  other funding options           (13,531)        (13,693)   (14,772)       (9,777)   (3,758)             (1,080)
                                  ---------- --------------- ---------- ------------- --------- -------------------
Units end of year                  31,897          45,428     22,518        37,290     1,903               5,661
                                  ========== =============== ========== ============= ========= ===================

                                       FIDELITY VIP GROWTH     FIDELITY VIP CONTRAFUND    FIDELITY VIP OVERSEAS
                                               SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
                                  --------------------------- --------------------------- ------------------------
                                        2008          2007          2008          2007        2008         2007
                                  ------------- ------------- ------------- ------------- ----------- ------------
Units beginning of year           14,370,091    16,167,140    16,613,759    17,625,464     826,076      951,985
Units issued and transferred
  from other funding options         877,342     1,000,957     2,372,910     1,515,129      33,271       27,810
Units redeemed and transferred to
  other funding options           (2,408,753)   (2,798,006)   (2,872,632)   (2,526,834)   (146,148)    (153,719)
                                  ------------- ------------- ------------- ------------- ----------- ------------
Units end of year                 12,838,680    14,370,091    16,114,037    16,613,759     713,199      826,076
                                  ============= ============= ============= ============= =========== ============

                                                                                          MSF FI MID CAP
                                  FIDELITY VIP MID CAP         DWS INTERNATIONAL           OPPORTUNITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ----------------------- ------------------------- -----------------------
                                       2008       2007         2008         2007        2008        2007
                                  ------------ ---------- ------------ ------------ ----------- -----------
Units beginning of year             997,653    398,050    3,119,351    3,170,743     574,272     566,610
Units issued and transferred
  from other funding options      1,295,565    672,538      333,852      419,446     107,160     132,636
Units redeemed and transferred to
  other funding options            (388,186)   (72,935)    (633,591)    (470,838)   (154,549)   (124,974)
                                  ------------ ---------- ------------ ------------ ----------- -----------
Units end of year                 1,905,032    997,653    2,819,612    3,119,351     526,883     574,272
                                  ============ ========== ============ ============ =========== ===========

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

     MFS RESEARCH    MFS INVESTORS TRUST    MFS NEW DISCOVERY
      SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ---------------------- --------------------
  2008       2007       2008        2007      2008       2007
--------- ---------- ---------- ----------- --------- ----------
34,862     54,023     23,909      33,624    13,583     28,494
    --        121         --       1,572       117      2,014
(8,630)   (19,282)   (10,638)    (11,287)   (3,495)   (16,925)
--------- ---------- ---------- ----------- --------- ----------
26,232     34,862     13,271      23,909    10,205     13,583
========= ========== ========== =========== ========= ==========

OPPENHEIMER MAIN STREET
              SMALL CAP    OPPENHEIMER MONEY    FIDELITY VIP ASSET MANAGER
            SUB-ACCOUNT          SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- -------------------- -----------------------------
     2008          2007      2008       2007          2008            2007
------------ ------------- --------- ---------- ------------- ---------------
  492,857        17,793    28,881     33,346    11,728,296      13,137,764
1,731,240       488,574        --         --       748,588         705,054
 (360,551)      (13,510)   (3,548)    (4,465)   (2,154,253)     (2,114,522)
------------ ------------- --------- ---------- ------------- ---------------
1,863,546       492,857    25,333     28,881    10,322,631      11,728,296
============ ============= ========= ========== ============= ===============

FIDELITY VIP EQUITY-INCOME      FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET
               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
----------------------------- --------------------------- ----------------------------
    2008              2007          2008          2007          2008           2007
----------- ----------------- ------------- ------------- ------------- --------------
 942,455         1,227,074     7,211,573     8,294,641     5,148,515      4,981,073
  26,214            12,045        43,419        34,197     2,094,500      1,687,022
(223,808)         (296,664)   (1,193,145)   (1,117,265)   (1,712,254)    (1,519,580)
----------- ----------------- ------------- ------------- ------------- --------------
 744,861           942,455     6,061,847     7,211,573     5,530,761      5,148,515
=========== ================= ============= ============= ============= ==============

  MSF FI LARGE CAP    MSF FI VALUE LEADERS    MSF RUSSELL 2000 INDEX
       SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
--------------------- ----------------------- -------------------------
   2008       2007       2008         2007        2008          2007
---------- ---------- ---------- ------------ ----------- -------------
275,445    134,065    211,868      126,575     481,904       490,302
104,443    186,799     87,388      143,150     309,512       123,701
(73,092)   (45,419)   (47,990)     (57,857)   (313,363)     (132,099)
---------- ---------- ---------- ------------ ----------- -------------
306,796    275,445    251,266      211,868     478,053       481,904
========== ========== ========== ============ =========== =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF JULIUS BAER                                MSF BLACKROCK LEGACY
                                  INTERNATIONAL STOCK     MSF METLIFE STOCK INDEX        LARGE CAP GROWTH
                                          SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                  ---------------------- --------------------------- -----------------------
                                      2008       2007          2008          2007       2008         2007
                                  ----------- ---------- ------------- ------------- ---------- ------------
Units beginning of year            398,333    262,656    17,885,006    19,358,596     31,453       19,004
Units issued and transferred
  from other funding options        88,792    200,808     3,172,101     3,054,410     29,132       26,547
Units redeemed and transferred to
  other funding options           (106,441)   (65,131)   (5,379,045)   (4,528,000)   (11,030)     (14,098)
                                  ----------- ---------- ------------- ------------- ---------- ------------
Units end of year                  380,684    398,333    15,678,062    17,885,006     49,555       31,453
                                  =========== ========== ============= ============= ========== ============

                                   MSF LEHMAN BROTHERS                                  MSF MORGAN STANLEY
                                  AGGREGATE BOND INDEX             MSF MFS VALUE                EAFE INDEX
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------- ------------------------- -------------------------
                                      2008        2007         2008         2007         2008         2007
                                  ----------- ----------- ------------ ------------ ------------ ------------
Units beginning of year            436,992     340,120    1,601,257      807,102    1,079,041      910,003
Units issued and transferred
  from other funding options       318,058     191,771    1,297,898    1,014,357      333,667      476,312
Units redeemed and transferred to
  other funding options           (227,247)    (94,899)    (818,704)    (220,202)    (283,149)    (307,274)
                                  ----------- ----------- ------------ ------------ ------------ ------------
Units end of year                  527,803     436,992    2,080,451    1,601,257    1,129,559    1,079,041
                                  =========== =========== ============ ============ ============ ============

                                        MSF HARRIS OAKMARK                                            MSF BLACKROCK
                                             FOCUSED VALUE         MSF JENNISON GROWTH                 MONEY MARKET
                                               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2008          2007          2008          2007          2008           2007
                                  ------------- ------------- ------------- ------------- ---------- --------------
Units beginning of year           18,551,932    21,686,262    14,275,390    15,655,366    22,951,175     18,324,659
Units issued and transferred
  from other funding options       2,119,903     1,989,414     3,792,431     2,559,546    69,343,245     50,713,841
Units redeemed and transferred to
  other funding options           (4,368,984)   (5,123,744)   (3,977,590)   (3,939,522)   (36,608,058) (46,087,325)
                                  ------------- ------------- ------------- ------------- -------------------------
Units end of year                 16,302,851    18,551,932    14,090,231    14,275,390    55,686,362     22,951,175
                                  ============= ============= ============= ============= ========== ==============

                                  MSF METLIFE AGGRESSIVE    MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO
                                              ALLOCATION                  ALLOCATION            MODERATE ALLOCATION
                                             SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                  ------------------------- --------------------------- ------------------------------
                                        2008        2007          2008          2007        2008               2007
                                  ------------- ----------- ------------- ------------- ----------- ------------------
Units beginning of year              189,794     101,305       242,633       194,471     392,909            273,176
Units issued and transferred
  from other funding options          16,800     112,949       529,339        56,267     394,182            159,500
Units redeemed and transferred to
  other funding options              (47,541)    (24,460)     (169,201)       (8,105)   (122,124)           (39,767)
                                  ------------- ----------- ------------- ------------- ----------- ------------------
Units end of year                    159,053     189,794       602,771       242,633     664,967            392,909
                                  ============= =========== ============= ============= =========== ==================

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

       MSF BLACKROCK           MSF BLACKROCK         MSF BLACKROCK
     STRATEGIC VALUE             BOND INCOME       LARGE CAP VALUE
         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ----------------------- ---------------------
    2008        2007        2008        2007       2008       2007
----------- ----------- ----------- ----------- ---------- ----------
 625,394     613,247     654,278     261,942    251,656    154,904
 134,687     125,586     397,850     500,255     94,130    167,767
(172,616)   (113,439)   (303,739)   (107,919)   (88,546)   (71,015)
----------- ----------- ----------- ----------- ---------- ----------
 587,465     625,394     748,389     654,278    257,240    251,656
=========== =========== =========== =========== ========== ==========

                                   MSF METLIFE
  MSF MFS TOTAL RETURN     MID CAP STOCK INDEX     MSF DAVIS VENTURE VALUE
           SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- ----------------------- ---------------------------
     2008         2007        2008        2007          2008          2007
------------ ------------ ----------- ----------- ------------- -------------
1,100,140      647,027     886,564     751,885    39,936,774    43,433,483
  196,686      580,681     396,544     366,411     6,415,520     4,997,151
 (319,386)    (127,568)   (283,386)   (231,732)   (8,892,899)   (8,493,860)
------------ ------------ ----------- ----------- ------------- -------------
  977,440    1,100,140     999,722     886,564    37,459,395    39,936,774
============ ============ =========== =========== ============= =============

MSF T. ROWE PRICE SMALL CAP             MSF WESTERN ASSET        MSF OPPENHEIMER
                     GROWTH    MANAGEMENT U.S. GOVERNMENT          GLOBAL EQUITY
                SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
------------------------------ ----------------------------- ----------------------
   2008                2007          2008            2007        2008       2007
---------- ------------------- ------------- --------------- ----------- ----------
 77,656              73,595     2,760,203       1,527,142     501,067    195,337
311,868              25,601     5,450,468       2,776,894     323,769    371,794
(57,258)            (21,540)   (2,854,078)     (1,543,833)   (153,050)   (66,064)
---------- ------------------- ------------- --------------- ----------- ----------
332,266              77,656     5,356,593       2,760,203     671,786    501,067
========== =================== ============= =============== =========== ==========

                                                     MSF T. ROWE     MSF LOOMIS
  MSF METLIFE MODERATE    MSF METLIFE MODERATE TO    PRICE LARGE         SAYLES
            ALLOCATION      AGGRESSIVE ALLOCATION     CAP GROWTH      SMALL CAP
           SUB-ACCOUNT                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------- -------------------------- -------------- --------------
     2008         2007         2008          2007        2008 (b)       2008 (e)
------------ ------------ ------------ ------------- -------------- --------------
3,351,654    1,554,946    5,047,763     1,876,875             --             --
1,411,802    2,054,507    1,499,244     3,325,776         34,583            926
 (503,740)    (257,799)    (801,211)     (154,888)        (7,448)            --
------------ ------------ ------------ ------------- -------------- --------------
4,259,716    3,351,654    5,745,796     5,047,763         27,135            926
============ ============ ============ ============= ============== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF MET/
                                         MSF      DIMENSIONAL
                                   NEUBERGER    INTERNATIONAL
                                  BERMAN MID            SMALL             VAN KAMPEN LIT           VAN KAMPEN LIT
                                   CAP VALUE          COMPANY             CAPITAL GROWTH               ENTERPRISE
                                 SUB-ACCOUNT      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------ -------------------------- ------------------------
                                     2008 (e)         2008 (c)         2008         2007          2008       2007
                                  ------------- ---------------- ------------- ------------ ------------- ----------
Units beginning of year                   --               --     1,659,770    1,033,865        28,313     39,881
Units issued and transferred
  from other funding options           1,374           13,617       259,232      912,049         7,305      3,157
Units redeemed and transferred to
  other funding options                   --             (966)   (1,885,623)    (286,144)      (15,312)   (14,725)
                                  ------------- ---------------- ------------- ------------ ------------- ----------
Units end of year                      1,374           12,651        33,379    1,659,770        20,306     28,313
                                  ============= ================ ============= ============ ============= ==========

                                    FEDERATED HIGH    FEDERATED MID CAP
                                       INCOME BOND    GROWTH STRATEGIES    NEUBERGER BERMAN GENESIS
                                       SUB-ACCOUNT          SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------- -------------------- ---------------------------
                                    2008      2007      2008       2007    2008                2007
                                  --------- --------- --------- ---------- ------- -------------------
Units beginning of year           18,999    20,273    20,874     32,906     927               1,051
Units issued and transferred
  from other funding options          --        --        --         --      --                  --
Units redeemed and transferred to
  other funding options           (8,387)   (1,274)   (1,411)   (12,032)   (118)               (124)
                                  --------- --------- --------- ---------- ------- -------------------
Units end of year                 10,612    18,999    19,463     20,874     809                 927
                                  ========= ========= ========= ========== ======= ===================

                                                                      JANUS ASPEN    AMERICAN FUNDS GLOBAL
                                  T. ROWE PRICE PRIME RESERVE    WORLDWIDE GROWTH     SMALL CAPITALIZATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------ ------------------- ------------------------
                                     2008                2007     2008       2007         2008        2007
                                  ---------- ------------------- -------- ---------- ------------ -----------
Units beginning of year            96,955              87,463    1,182      1,276      985,561     666,735
Units issued and transferred
  from other funding options       91,506              58,164       --          1    1,028,144     526,453
Units redeemed and transferred to
  other funding options           (67,564)            (48,672)     (93)       (95)    (329,794)   (207,627)
                                  ---------- ------------------- -------- ---------- ------------ -----------
Units end of year                 120,897              96,955    1,089      1,182    1,683,911     985,561
                                  ========== =================== ======== ========== ============ ===========

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

         VAN KAMPEN LIT             VAN KAMPEN LIT
      GROWTH AND INCOME                   COMSTOCK    FEDERATED EQUITY INCOME
            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-------------------------- -------------------------- --------------------------
      2008         2007          2008         2007     2008              2007
------------- ------------ ------------- ------------ -------- -----------------
 3,069,791    1,465,291     5,188,036    2,167,418    5,473            17,127
 2,867,651    1,953,998     2,605,917    3,409,984       --                 1
(1,238,264)    (349,498)   (1,428,171)    (389,366)    (668)          (11,655)
------------- ------------ ------------- ------------ -------- -----------------
 4,699,178    3,069,791     6,365,782    5,188,036    4,805             5,473
============= ============ ============= ============ ======== =================

          ALGER AMERICAN                                        T. ROWE PRICE
         SMALLCAP GROWTH    T. ROWE PRICE GROWTH STOCK    INTERNATIONAL STOCK
             SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
--------------------------- ----------------------------- ----------------------
      2008          2007       2008               2007       2008        2007
------------- ------------- ---------- ------------------ ---------- -----------
 7,147,895     7,749,990    118,255            128,359     87,971      96,658
   546,355       609,066      6,545             10,390      3,988       8,261
(1,208,674)   (1,211,161)   (19,827)           (20,494)   (15,534)    (16,948)
------------- ------------- ---------- ------------------ ---------- -----------
 6,485,576     7,147,895    104,973            118,255     76,425      87,971
============= ============= ========== ================== ========== ===========

                                  AMERICAN FUNDS     AMERICAN FUNDS GLOBAL
 AMERICAN FUNDS GROWTH             GROWTH-INCOME                    GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2008         2007         2008         2007         2008         2007
------------ ------------ ------------ ------------ ------------ ------------
1,458,315      729,519    1,369,874      687,630    3,676,314    1,374,016
1,337,483      881,482      878,730      816,095    3,109,432    2,671,069
 (342,641)    (152,686)    (306,513)    (133,851)    (967,698)    (368,771)
------------ ------------ ------------ ------------ ------------ ------------
2,453,157    1,458,315    1,942,091    1,369,874    5,818,048    3,676,314
============ ============ ============ ============ ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                   FTVIPT MUTUAL          FTVIPT TEMPLETON
                                   AMERICAN FUNDS BOND         SHARES SECURITIES        FOREIGN SECURITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------- ------------------------- -------------------------
                                       2008    2007 (d)        2008         2007         2008         2007
                                  ------------ ---------- ------------ ------------ ------------ ------------
Units beginning of year             413,860         --    3,006,411    1,273,727    1,778,828      946,611
Units issued and transferred
  from other funding options      1,810,476    430,306    1,713,297    1,973,226    1,067,946    1,134,445
Units redeemed and transferred to
  other funding options            (336,915)   (16,446)    (774,854)    (240,542)    (361,514)    (302,228)
                                  ------------ ---------- ------------ ------------ ------------ ------------
Units end of year                 1,887,421    413,860    3,944,854    3,006,411    2,485,260    1,778,828
                                  ============ ========== ============ ============ ============ ============

                                  FTVIPT FRANKLIN SMALL CAP
                                           VALUE SECURITIES       UIF EQUITY AND INCOME      UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------------- --------------------------- -------------------------
                                      2008          2007 (d)         2008          2007         2008         2007
                                  ----------- ---------------- ------------- ------------- ------------ ------------
Units beginning of year            251,664               --    10,934,412     4,592,861    2,043,530      928,174
Units issued and transferred
  from other funding options       763,928          257,280     6,407,051     7,104,292      685,573    1,498,555
Units redeemed and transferred to
  other funding options           (159,339)          (5,616)   (3,716,051)     (762,741)    (480,151)    (383,199)
                                  ----------- ---------------- ------------- ------------- ------------ ------------
Units end of year                  856,253          251,664    13,625,412    10,934,412    2,248,952    2,043,530
                                  =========== ================ ============= ============= ============ ============

                                                                               PIONEER VCT    PIONEER VCT    PIONEER VCT
                                                 PIONEER VCT                      IBBOTSON       IBBOTSON       IBBOTSON
                                  PIONEER VCT    GLOBAL HIGH    PIONEER VCT     AGGRESSIVE         GROWTH       MODERATE
                                         FUND          YIELD     HIGH YIELD     ALLOCATION     ALLOCATION     ALLOCATION
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------- -------------- -------------- -------------- -------------- --------------
                                      2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year                    --             --             --             --             --             --
Units issued and transferred
  from other funding options            9,698            500          1,528            512        348,488        112,637
Units redeemed and transferred to
  other funding options                (4,067)            --             --             --         (1,604)        (3,442)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units end of year                       5,631            500          1,528            512        346,884        109,195
                                  ============== ============== ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

      FTVIPT TEMPLETON           FTVIPT FRANKLIN    FTVIPT TEMPLETON GLOBAL
     GROWTH SECURITIES         INCOME SECURITIES          INCOME SECURITIES
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2008         2007         2008         2007         2008       2007 (d)
------------ ------------ ------------ ------------ ------------ -------------
2,063,301      784,417    1,974,360      664,025      318,925            --
1,319,654    1,452,838    1,230,630    1,487,884    1,517,248       331,982
 (554,827)    (173,954)    (591,418)    (177,549)    (373,574)      (13,057)
------------ ------------ ------------ ------------ ------------ -------------
2,828,128    2,063,301    2,613,572    1,974,360    1,462,599       318,925
============ ============ ============ ============ ============ =============

                                                         PIONEER VCT
                          PIONEER VCT     PIONEER VCT       EMERGING      PIONEER VCT
UIF U.S. MID CAP VALUE           BOND    CULLEN VALUE        MARKETS    EQUITY INCOME
           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
------------------------- -------------- --------------- -------------- ----------------
     2008      2007 (d)       2008 (e)        2008 (e)       2008 (e)         2008 (e)
------------ ------------ -------------- --------------- -------------- ----------------
  257,428           --             --              --             --               --
1,012,160      264,713         10,661          44,554          4,387            2,134
 (138,736)      (7,285)        (2,394)        (23,238)            --               --
------------ ------------ -------------- --------------- -------------- ----------------
1,130,852      257,428          8,267          21,316          4,387            2,134
============ ============ ============== =============== ============== ================

                                         PIONEER VCT
  PIONEER VCT             PIONEER VCT      OAK RIDGE    PIONEER VCT    PIONEER VCT
INTERNATIONAL                 MID CAP      LARGE CAP    REAL ESTATE      SMALL CAP
        VALUE                   VALUE         GROWTH         SHARES          VALUE
  SUB-ACCOUNT             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------- ----------------------- -------------- -------------- --------------
      2008 (e)        2008       2007        2008 (e)       2008 (e)       2008 (e)
---------------- ------------ ---------- -------------- -------------- --------------
           --      813,072    262,287             --             --             --
          326      500,729    610,507          1,951          3,001          1,335
           --     (208,578)   (59,722)            --             --             --
---------------- ------------ ---------- -------------- -------------- --------------
          326    1,105,223    813,072          1,951          3,001          1,335
================ ============ ========== ============== ============== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  PIONEER VCT
                                    STRATEGIC
                                       INCOME    LMPVET SMALL CAP GROWTH       LMPVET INVESTORS
                                  SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------- -------------------------- ----------------------
                                      2008 (e)        2008          2007        2008       2007
                                  -------------- ------------ ------------- ----------- ----------
Units beginning of year                    --      754,675       325,638     279,645    130,370
Units issued and transferred
  from other funding options            6,489      675,667       505,149      39,636    199,483
Units redeemed and transferred to
  other funding options                   (58)    (215,481)      (76,112)   (130,392)   (50,208)
                                  -------------- ------------ ------------- ----------- ----------
Units end of year                       6,431    1,214,861       754,675     188,889    279,645
                                  ============== ============ ============= =========== ==========

                                  LMPVET AGGRESSIVE GROWTH    LMPVET LARGE CAP GROWTH    LMPVET SOCIAL AWARENESS
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- -------------------------- --------------------------
                                        2008          2007        2008           2007      2008             2007
                                  ------------- ------------- ----------- -------------- --------- ----------------
Units beginning of year            9,406,900     5,468,811     699,543        433,171    19,022           10,361
Units issued and transferred
  from other funding options       3,226,439     4,847,039      75,158        412,051    13,327           11,444
Units redeemed and transferred to
  other funding options           (1,881,662)     (908,950)   (144,708)      (145,679)   (6,574)          (2,783)
                                  ------------- ------------- ----------- -------------- --------- ----------------
Units end of year                 10,751,677     9,406,900     629,993        699,543    25,775           19,022
                                  ============= ============= =========== ============== ========= ================

                                                                 LMPVET LIFESTYLE      LMPVET LIFESTYLE
                                  LMPVET DIVIDEND STRATEGY         ALLOCATION 50%        ALLOCATION 70%
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------------- ---------------------- ---------------------
                                      2008            2007        2008       2007       2008       2007
                                  ----------- --------------- ----------- ---------- ---------- ----------
Units beginning of year            834,706         321,925     590,437    177,614    250,067     23,381
Units issued and transferred
  from other funding options       213,173         570,841     143,953    480,382     75,459    236,512
Units redeemed and transferred to
  other funding options           (249,294)        (58,060)   (166,517)   (67,559)   (45,169)    (9,826)
                                  ----------- --------------- ----------- ---------- ---------- ----------
Units end of year                  798,585         834,706     567,873    590,437    280,357    250,067
                                  =========== =============== =========== ========== ========== ==========

                                       LMPVIT MONEY MARKET
                                               SUB-ACCOUNT
                                  ---------------------------
                                        2008          2007
                                  ------------- -------------
Units beginning of year            3,326,218     1,600,672
Units issued and transferred
  from other funding options      12,920,053     7,003,664
Units redeemed and transferred to
  other funding options           (7,815,783)   (5,278,118)
                                  ------------- -------------
Units end of year                  8,430,488     3,326,218
                                  ============= =============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

   LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE       LMPVET APPRECIATION
           SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
------------------------- --------------------------- -------------------------
     2008         2007         2008           2007         2008         2007
------------ ------------ ------------ -------------- ------------ ------------
2,276,152    1,440,692    2,440,021      1,257,495    2,591,844    1,236,956
   68,676    1,027,070      824,597      1,362,673    1,087,082    1,613,481
 (235,910)    (191,610)    (539,766)      (180,147)    (608,444)    (258,593)
------------ ------------ ------------ -------------- ------------ ------------
2,108,918    2,276,152    2,724,852      2,440,021    3,070,482    2,591,844
============ ============ ============ ============== ============ ============

LMPVET CAPITAL AND INCOME         LMPVET CAPITAL    LMPVET GLOBAL EQUITY
              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------- ---------------------- -----------------------
      2008           2007        2008       2007        2008        2007
------------- -------------- ----------- ---------- ----------- -----------
 4,737,273        154,474     542,230    284,789     417,802     290,262
 1,517,173      4,882,150      36,559    344,757      24,538     177,575
(1,118,143)      (299,351)   (119,054)   (87,316)   (137,204)    (50,035)
------------- -------------- ----------- ---------- ----------- -----------
 5,136,303      4,737,273     459,735    542,230     305,136     417,802
============= ============== =========== ========== =========== ===========

      LMPVET LIFESTYLE      LMPVIT ADJUSTABLE             LMPVIT GLOBAL
        ALLOCATION 85%            RATE INCOME           HIGH YIELD BOND
           SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- -------------------------
     2008         2007        2008       2007         2008         2007
------------ ------------ ----------- ---------- ------------ ------------
1,057,927       21,392     310,564    216,326    2,527,054    1,039,676
1,873,046    1,075,411      39,305    159,464      866,029    1,746,715
 (262,743)     (38,876)   (124,520)   (65,226)    (728,825)    (259,337)
------------ ------------ ----------- ---------- ------------ ------------
2,668,230    1,057,927     225,349    310,564    2,664,258    2,527,054
============ ============ =========== ========== ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the five years in the period ended December 31, 2008:

                                            AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                 ---------- ----------------- ----------- --------------------------------------------------
                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and 2008 15,718,013     19.27 - 63.32 447,266,597          1.65      0.89 - 2.35 (37.82) - (36.76)
  Income Sub-Account        2007 18,116,672    30.63 - 100.12 822,332,309          0.94      0.89 - 2.35      1.30 - 7.97
                            2006 20,191,907     29.87 - 97.12 898,436,542          1.63      0.89 - 2.35    15.06 - 16.98
                            2005 21,638,608     47.57 - 83.02 824,030,188          0.89      0.89 - 2.35      1.00 - 2.76
                            2004 25,899,570     47.10 - 80.79 993,369,357          0.36      0.89 - 2.35    10.02 - 11.92
MIST Lord Abbett Bond       2008 11,669,031      5.38 - 16.97 178,177,257          4.35      0.89 - 2.35 (20.50) - (19.12)
  Debenture Sub-Account     2007 15,162,946      6.68 - 20.98 288,948,614          5.32      0.89 - 2.35      4.06 - 5.90
                            2006 16,856,041      6.34 - 19.81 306,513,652          6.67      0.89 - 2.35      6.62 - 8.39
                            2005 17,901,873     16.76 - 18.28 303,014,566          3.81      0.89 - 2.35    (0.86) - 0.91
                            2004 26,280,750     16.91 - 18.12 445,940,992          2.65      0.89 - 2.35      5.65 - 7.47
MIST Van Kampen Mid Cap     2008  4,031,107       6.40 - 7.12  27,227,267          1.21      0.95 - 2.30 (47.97) - (47.26)
  Growth Sub-Account        2007  1,845,571     12.30 - 13.50  23,676,085            --      0.95 - 2.30    20.66 - 22.31
  (Commenced 11/7/2005)     2006    612,842     10.20 - 10.75   6,430,532            --      1.40 - 2.30      5.91 - 6.87
                            2005     30,352      9.63 - 10.06     299,552            --      1.40 - 2.30      4.40 - 4.55
MIST Lord Abbett Mid Cap    2008  1,489,703     14.89 - 16.78  23,899,560          0.41      1.30 - 2.35 (40.20) - (39.57)
  Value Sub-Account         2007    609,565     25.04 - 27.45  16,075,069          0.60      1.55 - 2.30   (1.70) - (0.96)
  (Commenced 11/7/2005)     2006    363,014     25.47 - 27.96   9,728,623          0.36      1.40 - 2.30     9.63 - 10.62
                            2005     14,110     23.23 - 25.27     343,901          0.35      1.40 - 2.30      4.15 - 4.31
MIST Lazard Mid Cap         2008  7,502,381       8.94 - 9.61  70,201,744          0.96      1.30 - 2.35 (39.74) - (39.10)
  Sub-Account               2007  7,858,992     14.83 - 15.78 121,255,292          0.34      1.30 - 2.35   (4.98) - (3.97)
                            2006  7,830,725     15.64 - 16.43 126,365,450          0.31      1.30 - 2.35    12.02 - 13.20
                            2005  8,655,654     14.10 - 14.52 123,820,991          0.06      1.30 - 2.35      5.56 - 6.67
                            2004 10,260,770     13.35 - 13.61 138,065,930            --      1.30 - 2.35    11.74 - 12.92
MIST Met/AIM Small Cap      2008 10,535,898      9.11 - 10.19 100,447,225            --      0.89 - 2.35 (40.16) - (39.15)
  Growth Sub-Account        2007 11,452,863     15.20 - 16.74 181,044,517            --      0.89 - 2.35     8.48 - 10.41
                            2006 12,354,489     14.00 - 15.16 178,634,572            --      0.89 - 2.35    11.54 - 12.90
                            2005 13,246,176     12.68 - 13.43 170,469,329            --      0.89 - 2.35      5.76 - 7.63
                            2004 18,324,234     11.99 - 12.48 221,300,303            --      0.89 - 2.35      3.95 - 5.78
MIST Harris Oakmark         2008 16,938,263     10.69 - 11.45 189,181,455          1.67      1.30 - 2.35 (42.26) - (41.65)
  International Sub-Account 2007 20,013,713     18.49 - 19.62 384,273,575          0.80      1.30 - 2.35   (3.43) - (2.40)
                            2006 20,892,628     19.13 - 20.10 412,470,437          2.44      1.30 - 2.35    25.86 - 27.19
                            2005 18,995,708     15.34 - 15.81 295,833,789            --      1.30 - 2.35    11.59 - 12.77
                            2004 22,456,213     13.75 - 14.02 311,119,427            --      1.30 - 2.35    17.72 - 18.96
MIST Third Avenue Small Cap 2008 16,437,324     11.38 - 12.63 194,917,296          0.76      0.89 - 2.35 (31.46) - (30.31)
  Value Sub-Account         2007 18,432,805     16.58 - 18.13 316,501,402          1.00      0.89 - 2.35   (5.29) - (3.66)
                            2006 20,363,980     17.49 - 18.82 360,767,904          0.45      0.89 - 2.35    10.51 - 12.38
                            2005 20,097,482      15.9 - 16.74 324,830,876            --      0.89 - 2.35    12.80 - 14.79
                            2004 22,647,378      14.1 - 14.58 322,139,879          0.30      0.89 - 2.35    23.56 - 25.68
MIST Oppenheimer Capital    2008 29,172,000       5.16 - 6.91 159,163,585          3.52      0.95 - 2.35 (47.20) - (46.42)
  Appreciation Sub-Account  2007 34,634,000      9.77 - 12.90 354,882,609          0.01      0.95 - 2.35    11.62 - 13.20
  (Commenced 5/3/2004)      2006 39,279,261      8.75 - 11.41 357,893,449          0.10      1.15 - 2.35      5.12 - 6.58
                            2005 43,028,313      8.41 - 72.34 370,348,053            --      1.15 - 2.35      2.29 - 3.92
                            2004 57,692,439      8.22 - 10.31 481,094,106          0.66      1.15 - 3.35      3.09 - 5.21

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Partners        2008 12,239,079       4.43 - 4.76  56,694,512            --      1.30 - 2.35 (40.47) - (39.84)
  Aggressive Growth             2007 13,488,538       7.44 - 7.91 104,186,821            --      1.30 - 2.35    (0.12) - 0.94
  Sub-Account                   2006 15,227,592       7.44 - 7.84 116,887,678            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 16,090,265       7.84 - 8.08 127,810,334            --      1.30 - 2.35    10.95 - 12.11
                                2004 25,135,863       7.06 - 7.21 178,656,657            --      1.30 - 2.35      5.92 - 7.04
MIST PIMCO Total Return         2008 43,564,435      9.03 - 14.01 542,563,802          3.71      0.89 - 2.35   (1.93) - (0.26)
  Sub-Account                   2007 37,539,072      9.10 - 14.05 469,985,360          3.32      0.89 - 2.35      5.05 - 6.89
                                2006 37,317,040      8.56 - 13.14 440,826,722          2.58      0.89 - 2.35      2.10 - 3.88
                                2005 36,618,285     11.89 - 12.65 418,753,068          0.01      0.89 - 2.35    (0.12) - 1.56
                                2004 42,299,943      11.9 - 12.46 483,702,554          7.16      0.89 - 2.35      2.54 - 4.31
MIST RCM Technology             2008 10,849,282       3.29 - 3.72  37,389,860         13.67      0.89 - 2.35 (45.75) - (44.75)
  Sub-Account                   2007 12,386,524       6.06 - 6.72  78,045,995            --      0.89 - 2.35    28.45 - 30.50
                                2006 10,314,725       4.71 - 5.15  50,206,487            --      0.89 - 2.35      2.91 - 4.55
                                2005 10,443,953       4.63 - 4.93  49,054,494            --      0.89 - 2.35     8.44 - 10.37
                                2004 14,758,131       4.27 - 4.47  63,448,988            --      0.89 - 2.35  (6.54 ) - (5.13)
MIST PIMCO Inflation            2008 23,243,826     10.55 - 11.26 254,891,679          3.71      1.20 - 2.35   (9.22) - (8.17)
  Protected Bond Sub-Account    2007 21,340,808     11.60 - 12.19 255,623,164          2.14      1.30 - 2.35      8.21 - 9.36
                                2006 22,804,934     10.72 - 11.14 250,682,193          3.75      1.30 - 2.35   (1.94) - (0.91)
                                2005 24,805,097     10.93 - 11.25 276,160,752            --      1.30 - 2.35    (0.96) - 0.08
                                2004 32,840,848     11.04 - 11.24 366,675,258          4.84      1.30 - 2.35      6.47 - 7.60
MIST T. Rowe Price Mid Cap      2008 24,389,138       5.45 - 5.85 139,067,651            --      1.30 - 2.35 (41.15) - (40.53)
  Growth Sub-Account            2007 25,165,985       9.25 - 9.83 242,043,730            --      1.30 - 2.35    14.89 - 16.11
                                2006 26,478,451       8.04 - 8.47 220,015,833            --      1.30 - 2.35      3.70 - 4.80
                                2005 27,249,715       7.84 - 8.08 216,790,477            --      1.30 - 2.35    11.97 - 13.15
                                2004 27,535,906       7.00 - 7.14 194,196,541            --      1.30 - 2.35    15.08 - 16.30
MIST MFS Research International 2008 20,463,384      9.48 - 10.55 204,675,511          1.89      0.95 - 2.35 (43.71) - (42.91)
  Sub-Account                   2007 19,606,367     16.84 - 18.48 345,568,972          1.22      0.95 - 2.35    10.65 - 12.21
  (Commenced 5/3/2004)          2006 18,205,030     15.21 - 17.35 287,904,765          1.63      0.89 - 2.35    23.63 - 25.79
                                2005 16,139,182     12.53 - 13.79 204,989,567          0.35      0.89 - 2.35    13.73 - 15.91
                                2004 20,959,982     10.01 - 11.90 232,369,176            --      0.89 - 2.35    16.78 - 19.72
MIST Clarion Global Real Estate 2008  6,912,531       8.97 - 9.42  63,965,106          1.66      1.30 - 2.35 (43.03) - (42.43)
  Sub-Account                   2007  6,238,930     15.74 - 16.36 100,668,094          0.98      1.30 - 2.35 (16.99) - (16.11)
  (Commenced 5/3/2004)          2006  7,072,940     18.97 - 19.50 136,595,815          0.95      1.30 - 2.35    34.40 - 35.81
                                2005  5,060,098     14.11 - 14.36  72,233,498            --      1.30 - 2.35    10.66 - 11.83
                                2004  6,453,896     12.75 - 12.84  82,681,769          3.24      1.30 - 2.35    27.55 - 28.44
MIST Turner Mid Cap Growth      2008  4,470,347       7.62 - 8.01  35,217,413            --      1.30 - 2.35 (49.50) - (48.97)
  Sub-Account                   2007  4,472,333     15.09 - 15.69  69,239,590            --      1.30 - 2.35    21.25 - 22.54
  (Commenced 5/3/2004)          2006  3,921,915     12.45 - 12.80  49,712,120            --      1.30 - 2.35      3.61 - 4.71
                                2005  3,230,076     12.01 - 12.23  39,253,598            --      1.30 - 2.35      8.78 - 9.92
                                2004  5,202,742     11.04 - 11.12  57,720,296            --      1.30 - 2.35    10.47 - 11.24
MIST Goldman Sachs Mid Cap      2008  7,184,822       9.29 - 9.76  68,935,462          0.79      1.30 - 2.35 (37.57) - (36.90)
  Value Sub-Account             2007  9,178,387     14.88 - 15.47 140,073,719          0.49      1.30 - 2.35      0.69 - 1.76
  (Commenced 5/3/2004)          2006  9,011,063     14.78 - 15.20 135,606,841            --      1.30 - 2.35    13.01 - 14.20
                                2005  7,266,539     13.08 - 13.31  96,096,991          0.76      1.30 - 2.35     9.93 - 11.09
                                2004  6,316,125     11.90 - 11.98  75,475,209          0.97      1.30 - 2.35    18.98 - 19.81

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ----------- --------------------------- --------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -------------------
MIST MetLife Defensive         2008  98,361,064   8.77 - 9.21   887,719,339          1.41      1.15 - 2.35 (22.50) - (21.56)
  Strategy Sub-Account         2007  51,959,475 11.31 - 11.75   600,410,325          1.89      1.15 - 2.35      3.45 - 4.70
  (Commenced 11/22/2004)       2006  35,961,422 10.93 - 11.18   399,117,450          0.01      1.30 - 2.35      6.11 - 7.23
                               2005  26,019,030  10.3 - 10.43   270,290,202          1.17      1.30 - 2.35      2.06 - 3.13
                               2004  10,259,110 10.10 - 10.11   103,691,358          1.71      1.30 - 2.35      1.71 - 1.59
MIST MetLife Moderate Strategy 2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75      1.15 - 2.35 (28.14) - (27.26)
  Sub-Account                  2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93      1.15 - 2.35      3.73 - 4.99
  (Commenced 11/22/2004)       2006 106,444,385 11.37 - 11.63 1,227,960,101          0.01      1.30 - 2.35      7.68 - 8.81
                               2005  81,402,093 10.56 - 10.69   866,351,374          1.28      1.30 - 2.35      3.36 - 4.45
                               2004  36,400,671 10.22 - 10.23   372,285,715          1.34      1.30 - 2.35      2.02 - 2.20
MIST MetLife Balanced Strategy 2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75      1.15 - 2.35 (33.52) - (32.72)
  Sub-Account                  2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64      1.15 - 2.35      2.43 - 3.68
  (Commenced 11/22/2004)       2006 324,915,762 11.88 - 12.15 3,917,704,428          0.01      1.30 - 2.35     9.38 - 10.54
                               2005 244,234,395 10.86 - 10.99 2,673,665,820          1.27      1.30 - 2.35      4.64 - 5.74
                               2004 114,542,772 10.38 - 10.40 1,190,221,359          0.99      1.30 - 2.35      2.79 - 2.91
MIST MetLife Growth Strategy   2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49      1.15 - 2.35 (39.32) - (38.58)
  Sub-Account                  2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10      1.15 - 2.35      2.26 - 3.50
  (Commenced 11/22/2004)       2006 325,383,030 12.53 - 12.81 4,136,759,495          0.01      1.30 - 2.35    10.96 - 12.13
                               2005 203,679,869 11.29 - 11.43 2,317,496,022          1.16      1.30 - 2.35      6.60 - 7.72
                               2004  91,629,337 10.59 - 10.61   971,459,771          0.62      1.30 - 2.35      3.45 - 3.56
MIST MetLife Aggressive        2008  39,565,727   7.42 - 7.80   302,274,534          3.60      1.15 - 2.35 (42.19) - (41.49)
  Strategy Sub-Account         2007  46,258,233 12.84 - 13.34   607,023,915          1.29      1.15 - 2.35      0.48 - 1.70
  (Commenced 11/22/2004)       2006  49,085,211 12.78 - 13.07   636,476,170          0.01      1.30 - 2.35    11.02 - 12.18
                               2005  42,330,798 11.51 - 11.65   491,059,239          0.93      1.30 - 2.35      7.82 - 8.96
                               2004  20,464,973 10.68 - 10.69   218,707,527          0.22      1.30 - 2.35      3.67 - 3.79
MIST Van Kampen Comstock       2008   5,638,201   7.03 - 7.31    40,651,730          1.74      1.30 - 2.35 (37.41) - (36.74)
  Sub-Account                  2007   5,330,717 11.24 - 11.56    60,993,695          1.34      1.30 - 2.35   (4.77) - (3.76)
  (Commenced 5/2/2005)         2006   4,218,383 11.80 - 12.01    50,349,650            --      1.30 - 2.35    13.36 - 14.56
                               2005   1,605,458 10.41 - 10.48    16,786,051          1.82      1.30 - 2.35      4.11 - 4.84
MIST Legg Mason Value Equity   2008   9,617,947   4.51 - 4.70    44,429,063          0.02      0.95 - 2.35 (55.68) - (55.05)
  Sub-Account                  2007   5,608,172 10.15 - 10.46    57,822,803            --      0.95 - 2.35   (8.10) - (6.80)
  (Commenced 11/7/2005)        2006   3,602,950 11.05 - 11.18    40,088,253            --      1.30 - 2.35      4.11 - 5.21
                               2005     125,789 10.61 - 10.63     1,335,710            --      1.30 - 2.35      6.10 - 6.28
MIST MFS Emerging Markets      2008   9,820,617   6.03 - 7.28    60,422,758          1.29      0.95 - 2.35 (56.57) - (52.63)
  Equity Sub-Account           2007   4,415,597 13.89 - 14.22    62,075,247          0.04      0.95 - 2.35    33.43 - 35.32
  (Commenced 5/1/2006)         2006     901,069 10.41 - 10.49     9,424,659          1.65      1.30 - 2.35      4.12 - 4.86
MIST Loomis Sayles Global      2008   5,848,580   7.61 - 7.83    45,350,255          4.63      1.30 - 2.35 (40.68) - (40.05)
  Markets Sub-Account          2007   4,274,323 12.83 - 13.06    55,474,222            --      1.30 - 2.35    24.87 - 26.19
  (Commenced 5/1/2006)         2006     754,781 10.27 - 10.35     7,786,909          1.55      1.30 - 2.35      2.74 - 3.46
MIST Met/AIM Capital           2008     270,396   8.35 - 9.78     2,452,766          1.86      0.95 - 2.15 (43.87) - (33.47)
  Appreciation Sub-Account     2007     146,406 14.96 - 16.91     2,334,027          0.08      1.10 - 2.10     9.58 - 10.69
  (Commenced 5/1/2006)         2006      78,887 13.35 - 14.77     1,133,847          0.04      1.40 - 2.30      4.46 - 5.40

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Janus Forty Sub-Account  2008    143,074     70.85 - 85.85  11,490,581          4.86      1.55 - 2.30 (43.18) - (42.75)
  (Commenced 5/1/2006)        2007     62,044   124.70 - 149.97   8,715,091          0.08      1.55 - 2.30    27.48 - 28.45
                              2006     12,842    97.82 - 120.96   1,410,409            --      1.40 - 2.30      0.74 - 1.65
MIST Dreman Small Cap Value   2008  1,254,915       9.59 - 9.92  12,261,677          0.72      1.20 - 2.30 (26.93) - (21.55)
  Sub-Account                 2007    865,483     13.13 - 13.40  11,511,054            --      1.55 - 2.30   (3.24) - (2.50)
  (Commenced 5/1/2006)        2006    386,322     13.57 - 13.78   5,287,629          0.53      1.40 - 2.30    21.42 - 22.51
MIST Pioneer Fund Sub-Account 2008  1,227,336     11.81 - 14.44  16,447,869          0.83      0.95 - 2.30 (34.37) - (33.47)
  (Commenced 5/1/2006)        2007    441,310     17.99 - 21.26   8,679,759          0.78      1.10 - 2.30      2.60 - 3.85
                              2006    202,477     17.53 - 19.69   3,839,197            --      1.40 - 2.30    13.30 - 14.32
MIST Pioneer Strategic Income 2008  7,373,489     16.54 - 18.61 129,051,542          6.27      0.95 - 1.90 (12.43) - (11.59)
  Sub-Account                 2007  4,979,963     18.89 - 21.05  98,174,413          0.56      0.95 - 1.90      4.63 - 5.63
  (Commenced 5/1/2006)        2006  2,004,763     17.28 - 19.22  37,439,194          8.40      1.40 - 2.25      3.95 - 4.83
MIST BlackRock Large Cap      2008    508,491       6.71 - 7.28   3,599,088          0.57      1.55 - 2.30 (38.73) - (38.27)
  Core Sub-Account            2007    390,444     10.96 - 11.80   4,467,216          0.64      1.55 - 2.30      0.28 - 4.87
  (Commenced 5/1/2006)        2006    176,805     10.53 - 11.40   1,947,743            --      1.40 - 2.30    11.66 - 12.66
MIST BlackRock High Yield     2008  1,114,960     11.47 - 12.73  13,709,683          5.00      1.30 - 2.30 (25.93) - (25.14)
  Sub-Account                 2007    450,432     15.68 - 16.78   7,452,180          8.47      1.70 - 2.30      0.35 - 0.96
  (Commenced 5/1/2006)        2006    198,218     15.62 - 16.62   3,246,398            --      1.70 - 2.30      7.32 - 7.97
MIST Rainer Large Cap Equity  2008  4,139,663       5.67 - 5.74  23,654,112            --      1.30 - 2.35 (43.16) - (42.56)
  Sub-Account                 2007    640,297       9.97 - 9.99   6,390,092          0.09      1.30 - 2.20      1.90 - 2.03
  (Commenced 11/12/2007)
MIST American Funds Balanced
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 47,541,825       6.97 - 7.02 332,865,017          6.67      1.15 - 2.35 (30.39) - (29.82)
MIST American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)       2008  3,151,521       8.89 - 8.96  28,171,025          9.47      1.30 - 2.35 (11.39) - (10.76)
MIST American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)       2008  9,556,758       5.72 - 5.76  54,966,248          7.34      1.30 - 2.35 (42.71) - (42.30)
MIST American Funds Growth
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 74,827,606       6.32 - 6.37 475,226,821          6.95      1.15 - 2.35 (36.80) - (36.28)
MIST American Funds
  International Sub-Account
  (Commenced 4/28/2008)       2008  7,576,246       6.02 - 6.06  45,810,468         11.18      1.30 - 2.20 (40.31) - (39.94)
MIST American Funds Moderate
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 29,162,701       7.64 - 7.70 223,820,453          6.96      1.15 - 2.35 (23.78) - (23.16)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual
  Shares Sub-Account
  (Commenced 4/28/2008)         2008  1,978,335       6.56 - 6.60  13,038,845          5.28      1.30 - 2.20 (34.35) - (33.94)
MIST Met/Franklin Templeton
  Founding Strategy Sub-Account
  (Commenced 4/28/2008)         2008 27,525,771       6.99 - 7.05 193,348,119          3.15      1.15 - 2.20 (30.03) - (29.53)
MIST SSgA Growth
  ETF Sub-Account
  (Commenced 11/10/2008)        2008    190,893       7.69 - 7.88   1,489,531            --      1.30 - 2.05      0.88 - 0.99
MIST SSgA Growth and
  Income ETF Sub-Account
  (Commenced 11/10/2008)        2008    312,145       8.39 - 8.60   2,651,130            --      1.30 - 2.05      1.88 - 1.99
AIM V.I. Core Equity            2008    120,534              3.25     391,928          1.79             1.40           (31.12)
  Sub-Account                   2007    181,999              4.72     859,118          0.99             1.40             6.61
  (Commenced 5/1/2006)          2006    265,665              4.43   1,176,358          0.53             1.40            13.65
AIM V.I. Capital Appreciation   2008     50,723              3.17     160,644            --             1.40           (43.30)
  Sub-Account                   2007     77,611              5.59     433,487            --             1.40            10.45
                                2006    125,055              5.06     632,398          0.05             1.40             4.83
                                2005    146,864              4.82     708,491          0.06             1.40             7.33
                                2004    160,011              4.49     719,218            --             1.40             5.14
AIM V.I. International          2008  1,618,515      5.02 - 18.70  27,961,110          0.80      0.95 - 1.75 (41.56) - (41.09)
  Growth Sub-Account            2007    445,944      8.54 - 31.74  11,954,057          1.05      0.95 - 1.75     0.37 - 13.15
                                2006    119,102              7.56     899,842          0.95             1.40            26.46
                                2005    140,508              5.97     839,474          0.66             1.40            16.29
                                2004    149,241              5.14     766,725          0.64             1.40            22.28
AIM V.I. Basic Balanced         2008     88,650              3.26     288,999          3.82             1.40           (39.18)
  Sub-Account                   2007    125,704              5.36     673,813          2.71             1.40             0.77
                                2006    183,755              5.32     977,412          1.83             1.40             9.02
                                2005    210,112              4.88   1,025,135          1.37             1.40             3.83
                                2004    248,074              4.70   1,165,729          1.39             1.40             6.02
AIM V.I. Global Real Estate     2008    449,308       5.21 - 5.29   2,360,062          9.45      0.95 - 1.75 (45.68) - (45.25)
  Sub-Account                   2007    156,912       9.58 - 9.67   1,510,684          9.59      0.95 - 1.75  (13.59) - (6.80)
  (Commenced 6/1/2007)
MFS Research Sub-Account        2008     26,232              3.60      94,515          0.58             1.40           (36.98)
                                2007     34,862              5.72     199,317          0.70             1.40            11.62
                                2006     54,023              5.12     276,705          0.51             1.40             8.95
                                2005     71,636              4.70     336,793          0.48             1.40             6.31
                                2004     78,859              4.42     348,759          1.14             1.40            14.24
MFS Investors Trust             2008     13,271              3.65      48,391          0.96             1.40           (34.01)
  Sub-Account                   2007     23,909              5.53     132,122          0.85             1.40             8.76
                                2006     33,624              5.08     170,831          0.49             1.40            11.43
                                2005     36,118              4.56     164,685          0.56             1.40             5.83
                                2004     39,372              4.31     169,641          0.66             1.40             9.80

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                ---------- ----------------- ----------- --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                ---------- ----------------- ----------- ------------- ---------------- -------------------
MFS New Discovery          2008     10,205              4.38      44,654            --             1.40           (40.18)
  Sub-Account              2007     13,583              7.31      99,354            --             1.40             1.08
                           2006     28,494              7.24     206,180            --             1.40            11.65
                           2005     32,199              6.48     208,682            --             1.40             3.79
                           2004     37,742              6.24     235,687            --             1.40             5.03
Oppenheimer Main Street    2008     31,897              3.40     108,399          1.52             1.40           (39.33)
  Sub-Account              2007     45,428              5.60     254,460          1.11             1.40             2.96
                           2006     59,121              5.44     321,623          1.13             1.40            13.43
                           2005     61,558              4.80     295,228          1.38             1.40             4.51
                           2004     68,507              4.59     314,388          1.66             1.40             7.93
Oppenheimer Core Bond      2008     22,518              4.26      96,005          4.53             1.40           (39.90)
  Sub-Account              2007     37,290              7.09     264,529          5.54             1.40             2.93
                           2006     47,067              6.89     324,377          5.59             1.40             3.82
                           2005     56,108              6.64     372,459          5.19             1.40             1.16
                           2004     61,376              6.56     402,738          4.89             1.40             4.02
Oppenheimer Strategic Bond 2008      1,903              6.97      13,254          5.21             1.40           (15.40)
  Sub-Account              2007      5,661              8.23      46,614          3.59             1.40             8.16
                           2006      6,741              7.61      51,318          4.20             1.40             6.00
                           2005      6,741              7.18      48,414          5.03             1.40             1.24
                           2004     15,760              7.09     111,803          7.67             1.40             7.16
Oppenheimer Main Street    2008  1,863,546      6.29 - 10.72  19,372,328          0.18      0.95 - 1.75 (39.08) - (38.59)
  Small Cap Sub-Account    2007    492,857     10.26 - 17.46   8,314,186          0.03      0.95 - 1.75  (13.41) - (2.47)
                           2006     17,793             10.53     187,405          0.15             1.40            13.40
                           2005     20,466              9.29     190,080            --             1.40             8.40
                           2004     22,744              8.57     194,871            --             1.40            17.76
Oppenheimer Money          2008     25,333              5.91     149,653          2.83             1.40             1.34
  Sub-Account              2007     28,881              5.83     168,352          4.98             1.40             3.52
                           2006     33,346              5.63     187,777          4.54             1.40             3.26
                           2005     35,829              5.45     195,378          2.77             1.40             1.44
                           2004     55,454              5.38     297,947          0.82             1.40            (0.42)
Fidelity VIP Asset Manager 2008 10,322,631       8.51 - 8.77  88,545,973          2.51      0.89 - 1.40 (29.71) - (29.35)
  Sub-Account              2007 11,728,296     12.10 - 12.42 143,069,941          6.10      0.89 - 1.40    12.69 - 14.48
                           2006 13,137,764     10.62 - 10.85 140,644,002          2.76      0.89 - 1.40      5.83 - 6.37
                           2005 14,833,146     10.10 - 10.20 149,964,735          2.76      0.89 - 1.40      2.60 - 3.12
                           2004 16,742,417       9.84 - 9.89 165,013,843          2.75      0.89 - 1.40      4.00 - 4.53
Fidelity VIP Growth        2008 12,838,680       8.64 - 8.83 111,413,507          0.78      0.89 - 1.40 (47.91) - (47.64)
  Sub-Account              2007 14,370,091     16.58 - 16.86 239,237,615          0.83      0.89 - 1.40    24.72 - 25.83
                           2006 16,167,140     13.24 - 13.40 214,865,663          0.40      0.89 - 1.40      5.37 - 5.91
                           2005 18,327,783     12.57 - 12.65 231,030,576          0.51      0.89 - 1.40      4.33 - 4.86
                           2004 20,811,605     12.05 - 12.06 251,467,598          0.27      0.89 - 1.40      1.94 - 2.46
Fidelity VIP Contrafund    2008 16,114,037      7.13 - 28.60 222,674,108          1.01      0.89 - 2.25 (43.90) - (43.03)
  Sub-Account              2007 16,613,759     12.51 - 50.32 377,396,997          0.95      0.89 - 2.25    14.88 - 16.54
                           2006 17,625,464     10.73 - 40.96 338,418,167          1.29      0.89 - 2.25     9.11 - 10.73
                           2005 18,309,411      9.69 - 33.90 316,067,973          0.29      0.89 - 2.25     4.82 - 15.90
                           2004 18,632,563      8.36 - 14.91 278,932,413          0.33      0.89 - 1.40    13.87 - 14.45

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Overseas         2008    713,199       7.04 - 8.09   5,413,449          2.46      1.15 - 1.40 (44.59) - (44.45)
  Sub-Account                 2007    826,076     12.67 - 14.58  11,327,734          3.29      1.15 - 1.40    15.67 - 15.96
                              2006    951,985     10.93 - 12.59  11,259,345          0.91      1.15 - 1.40    16.44 - 16.73
                              2005  1,115,424      9.36 - 10.71  11,307,291          0.67      1.15 - 1.40    17.40 - 17.69
                              2004  1,305,755       7.95 - 9.12  11,248,151          1.22      1.15 - 1.40    12.05 - 12.33
Fidelity VIP Equity-Income    2008    744,861              8.22   6,119,783          2.23             1.40           (43.46)
  Sub-Account                 2007    942,455             14.53  13,694,030          1.64             1.40             0.11
                              2006  1,227,074             14.51  17,809,782          3.26             1.40            18.53
                              2005  1,681,844             12.25  20,594,607          1.71             1.40             4.40
                              2004  2,015,346             11.73  23,638,817          1.61             1.40             9.98
Fidelity VIP Index 500        2008  6,061,847     10.58 - 10.89  64,164,439          2.01      0.89 - 1.35 (37.85) - (37.56)
  Sub-Account                 2007  7,211,573     17.03 - 17.44 122,812,705          3.57      0.89 - 1.35      4.02 - 4.50
                              2006  8,294,641     16.29 - 16.69 135,796,690          1.77      0.89 - 1.40    14.12 - 14.71
                              2005  9,738,122     14.28 - 14.55 139,624,446          1.84      0.89 - 1.40      3.37 - 3.90
                              2004 11,319,391     13.81 - 14.01 157,054,492          1.34      0.89 - 1.40      9.07 - 9.63
Fidelity VIP Money Market     2008  5,530,761       7.46 - 8.02  41,701,796          2.97      0.89 - 1.40      1.58 - 2.11
  Sub-Account                 2007  5,148,515       7.35 - 7.86  38,182,657          5.08      0.89 - 1.40      3.69 - 4.22
                              2006  4,981,073       7.08 - 7.54  35,607,299          4.77      0.89 - 1.40      3.43 - 3.96
                              2005  4,560,029       6.85 - 7.25  31,496,514          3.00      0.89 - 1.40      1.61 - 2.12
                              2004  4,311,139       6.74 - 7.10  29,307,345          1.21      0.89 - 1.40    (0.21) - 0.30
Fidelity VIP Mid Cap          2008  1,905,032     23.33 - 25.66  46,484,098          0.26      0.95 - 1.90 (40.75) - (40.18)
  Sub-Account                 2007    997,653     39.38 - 42.90  40,496,316          0.51      0.95 - 1.90    13.16 - 14.24
  (Commenced 11/7/2005)       2006    398,050     34.80 - 35.93  14,145,793            --      1.50 - 1.90    10.29 - 10.73
                              2005         --     31.55 - 32.45          --            --      1.50 - 1.90      6.98 - 7.04
DWS International Sub-Account 2008  2,819,612       6.39 - 6.42  18,108,679          1.39      1.35 - 1.40 (48.94) - (48.91)
                              2007  3,119,351     12.50 - 12.57  39,213,025          2.39      1.35 - 1.40    12.99 - 13.04
                              2006  3,170,743     11.07 - 11.12  35,260,353          1.83      1.35 - 1.40    24.17 - 24.23
                              2005  3,098,930       8.91 - 8.95  27,740,668          1.56      1.35 - 1.40    14.56 - 14.61
                              2004  3,067,352       7.78 - 7.81  23,975,184          1.27      1.35 - 1.40    14.91 - 14.96
MSF FI Mid Cap Opportunities  2008    526,883      1.22 - 10.60   2,819,031          0.41      0.89 - 1.40 (55.91) - (55.68)
  Sub-Account                 2007    574,272      2.76 - 23.91   6,518,918          0.13      0.89 - 1.40      6.82 - 7.37
                              2006    566,610      2.58 - 22.27   5,260,407          0.01      0.89 - 1.40    10.30 - 10.87
                              2005    579,118      2.34 - 20.09   4,104,050            --      0.89 - 1.40      5.43 - 6.13
                              2004    614,837      2.22 - 18.93   3,336,741          0.76      0.89 - 1.40    15.56 - 17.19
MSF FI Large Cap Sub-Account  2008    306,796       8.85 - 9.77   2,882,121            --      1.50 - 2.30 (46.08) - (45.64)
  (Commenced 5/1/2006)        2007    275,445     16.41 - 17.97   4,767,365          0.15      1.50 - 2.30      1.57 - 2.39
                              2006    134,065     16.16 - 17.74   2,286,045            --      1.40 - 2.30      3.73 - 4.67
MSF FI Value Leaders          2008    251,266     12.02 - 13.27   3,223,563          1.80      1.50 - 2.30 (40.40) - (39.92)
  Sub-Account                 2007    211,868     20.17 - 22.08   4,542,761          0.69      1.50 - 2.30      1.71 - 2.53
  (Commenced 5/1/2006)        2006    126,575     19.83 - 21.76   2,662,087            --      1.40 - 2.30      7.04 - 8.00
MSF Russell 2000 Index        2008    478,053      4.57 - 12.68   5,298,056          1.35      0.89 - 1.40 (34.43) - (34.05)
  Sub-Account                 2007    481,904      6.97 - 19.23   8,015,832          0.93      0.89 - 1.40   (2.89) - (2.39)
                              2006    490,302      7.17 - 19.71   8,227,895          0.92      0.89 - 1.40    16.33 - 16.92
                              2005    508,847      6.17 - 16.85   7,123,561          0.67      0.89 - 1.40      3.05 - 3.58
                              2004    476,600      5.98 - 16.27   6,154,751          0.33      0.89 - 1.40    16.12 - 16.72

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF Julius Baer International 2008    380,684      3.34 - 11.48   3,539,311          2.93      1.40 - 1.90 (45.29) - (44.91)
  Stock Sub-Account           2007    398,333      6.06 - 20.94   6,422,071          0.76      1.40 - 1.90      7.99 - 8.79
                              2006    262,656      5.57 - 19.34   3,232,921          0.70      1.40 - 1.90    14.05 - 14.87
                              2005    140,779      4.85 - 14.55     683,055          0.67      1.40 - 1.90     8.23 - 16.37
                              2004    120,078              4.17     500,667          1.24             1.40            16.55
MSF MetLife Stock Index       2008 15,678,062      8.00 - 32.13 164,166,647          1.80      0.89 - 2.35 (38.72) - (37.66)
  Sub-Account                 2007 17,885,006     13.05 - 51.54 299,989,839          0.90      0.89 - 2.35      2.52 - 4.30
                              2006 19,358,596     12.71 - 49.42 313,093,531          1.81      0.89 - 2.35    12.52 - 14.44
                              2005 21,140,946     11.41 - 43.18 301,690,699          1.44      0.89 - 2.35      1.96 - 3.71
                              2004 20,771,866     11.19 - 41.64 289,969,197          0.76      0.89 - 2.35      7.71 - 9.55
MSF BlackRock Legacy          2008     49,555     20.78 - 22.18   1,031,800          0.43      0.89 - 1.35 (37.36) - (37.07)
  Large Cap Growth            2007     31,453     33.18 - 35.25   1,046,603          0.17      0.89 - 1.35    17.12 - 17.66
  Sub-Account                 2006     19,004     28.33 - 29.96     538,656          0.12      0.89 - 1.35      2.74 - 3.21
                              2005     16,067     27.57 - 29.03     443,189          0.38      0.89 - 1.35      5.57 - 6.06
                              2004     11,623     26.12 - 27.37     303,907            --      0.89 - 1.35      7.35 - 7.85
MSF BlackRock Strategic Value 2008    587,465     12.56 - 13.06   7,377,709          0.53      0.89 - 1.35 (39.23) - (38.95)
  Sub-Account                 2007    625,394     20.66 - 21.39  12,924,658          0.30      0.89 - 1.35   (4.75) - (4.31)
                              2006    613,247     21.69 - 22.35  13,305,490          0.31      0.89 - 1.35    15.17 - 15.70
                              2005    598,942     18.84 - 19.32  11,283,336            --      0.89 - 1.35      2.76 - 3.23
                              2004    500,254     18.33 - 18.71   9,178,131            --      0.89 - 1.35    13.79 - 14.32
MSF BlackRock Bond            2008    748,389     37.59 - 55.83  32,695,795          5.04      0.89 - 2.30   (5.77) - (4.29)
  Income Sub-Account          2007    654,278     39.89 - 58.33  30,160,113          2.44      0.89 - 2.30      3.70 - 5.35
                              2006    261,942     38.47 - 55.36  11,911,372          2.91      0.89 - 2.30      1.90 - 3.49
                              2005     69,533     47.73 - 53.56   3,363,782          3.39      0.89 - 1.40      0.99 - 1.51
                              2004     41,397     47.26 - 52.70   1,980,546          3.19      0.89 - 1.40      2.98 - 3.50
MSF BlackRock Large Cap       2008    257,240       9.58 - 9.88   2,464,834          0.86      0.89 - 1.35 (35.78) - (35.48)
  Value Sub-Account           2007    251,656     14.92 - 15.31   3,754,451          0.91      0.89 - 1.35      2.00 - 2.47
                              2006    154,904     14.62 - 14.94   2,265,770          1.04      0.89 - 1.35    17.73 - 18.27
                              2005     77,212     12.42 - 12.63     959,195          0.83      0.89 - 1.35      4.57 - 5.05
                              2004     51,124     11.88 - 12.03     607,734            --      0.89 - 1.35    11.88 - 12.40
MSF Lehman Brothers           2008    527,803     14.94 - 15.65   7,896,020          4.75      0.89 - 1.35      4.56 - 5.05
  Aggregate Bond Index        2007    436,992     14.29 - 14.90   6,246,008          4.31      0.89 - 1.35      5.43 - 5.92
  Sub-Account                 2006    340,120     13.55 - 14.07   4,610,137          4.38      0.89 - 1.35      2.73 - 3.20
                              2005    300,648     13.19 - 13.63   3,972,358          3.46      0.89 - 1.35      0.70 - 1.16
                              2004    175,612     13.10 - 13.48   2,302,498          2.68      0.89 - 1.35      2.80 - 3.17
MSF MFS Value Sub-Account     2008  2,080,451      9.41 - 11.38  22,207,620          1.81      0.89 - 2.30 (30.55) - (21.82)
                              2007  1,601,257     14.33 - 17.03  25,634,063          0.27      0.89 - 2.30    (5.09) - 6.03
                              2006    807,102     15.02 - 16.20  12,448,890          2.01      0.89 - 2.30    16.43 - 19.64
                              2005    423,013     12.96 - 13.39   5,483,921          0.69      0.89 - 1.35   (2.70) - (2.24)
                              2004    333,624     13.32 - 13.70   4,447,364          0.44      0.89 - 1.35    10.03 - 10.43
MSF Morgan Stanley EAFE Index 2008  1,129,559      9.89 - 10.36  11,178,515          2.94      0.89 - 1.35 (42.86) - (42.60)
  Sub-Account                 2007  1,079,041     17.30 - 18.05  18,684,621          1.93      0.89 - 1.35      9.32 - 9.83
                              2006    910,003     15.83 - 16.43  14,411,542          1.63      0.89 - 1.35    24.04 - 24.61
                              2005    636,754     12.76 - 13.19   8,127,890          1.48      0.89 - 1.35    11.73 - 12.24
                              2004    350,801     11.42 - 11.75   4,010,502          0.56      0.89 - 1.35    18.04 - 18.58

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ---------- ----------------- ----------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF MFS Total Return         2008    977,440     30.49 - 41.85  34,110,264          3.52      0.89 - 2.30 (24.08) - (15.13)
  Sub-Account                2007  1,100,140     38.88 - 54.24  50,198,332          1.84      0.89 - 2.30      1.79 - 3.45
                             2006    647,027     38.20 - 52.44  29,037,432          1.84      0.89 - 2.30     9.43 - 11.22
                             2005    183,329     42.86 - 47.15   7,938,057          1.60      0.89 - 1.40      1.69 - 2.21
                             2004     97,363     42.15 - 46.13   4,141,052          2.14      0.89 - 1.40     9.70 - 10.27
MSF MetLife Mid Cap Stock    2008    999,722     10.67 - 11.09  10,679,425          1.39      0.89 - 1.35 (37.03) - (36.74)
  Index Sub-Account          2007    886,564     16.94 - 17.54  15,036,423          0.79      0.89 - 1.35      6.33 - 6.82
                             2006    751,885     15.93 - 16.42  11,992,134          1.17      0.89 - 1.35      8.62 - 9.12
                             2005    538,128     14.67 - 15.04   7,899,398          0.64      0.89 - 1.35    10.77 - 11.28
                             2004    364,852     13.24 - 13.52   4,837,054          0.39      0.89 - 1.35    14.49 - 15.02
MSF Davis Venture Value      2008 37,459,395      8.43 - 25.67 339,962,645          1.19      0.89 - 2.35 (40.87) - (38.31)
  Sub-Account                2007 39,936,774     14.23 - 42.70 599,873,294          0.67      0.89 - 2.35      1.99 - 3.65
                             2006 43,433,483     13.94 - 41.19 632,598,729          0.71      0.89 - 2.35    11.76 - 13.57
                             2005 44,607,893     12.62 - 36.27 574,773,194          0.51      0.89 - 2.35      7.59 - 9.32
                             2004 54,052,906     11.73 - 33.18 639,730,420          0.45      0.89 - 2.35     9.53 - 11.37
MSF Harris Oakmark Focused   2008 16,302,851      8.27 - 21.61 146,716,944          0.06      0.89 - 2.35 (47.39) - (46.49)
  Value Sub-Account          2007 18,551,932     15.69 - 40.39 316,048,072          0.35      0.89 - 2.35   (9.25) - (7.67)
                             2006 21,686,262     17.28 - 43.74 402,048,625          0.11      0.89 - 2.35     9.58 - 11.46
                             2005 23,942,954     15.94 - 39.25 399,066,263            --      0.89 - 2.35      7.17 - 9.01
                             2004 27,909,852     14.88 - 36.00 424,832,489            --      0.89 - 2.35      7.10 - 8.96
MSF Jennison Growth          2008 14,090,231       1.69 - 8.21 112,407,198          2.13      1.30 - 2.35 (38.03) - (37.13)
  Sub-Account                2007 14,275,390      2.70 - 13.10 182,244,421          0.19      1.30 - 2.35     8.79 - 10.11
                             2006 15,655,366      2.45 - 11.92 182,151,002            --      1.30 - 2.35      0.15 - 1.20
                             2005 15,959,598      2.42 - 11.44 184,124,042            --      1.40 - 2.35    10.91 - 20.37
                             2004 22,012,332     10.31 - 10.51 229,058,863          0.01      1.30 - 2.35      6.40 - 7.53
MSF BlackRock Money Market   2008 55,686,362     10.19 - 26.67 595,304,545          2.42      1.15 - 2.35      0.21 - 1.42
  Sub-Account                2007 22,951,175     10.16 - 25.09 241,601,183          4.74      1.15 - 2.35      2.37 - 3.61
  (Commenced 5/3/2004)       2006 18,324,659      9.91 - 24.22 187,577,920          4.50      1.30 - 2.35      2.13 - 3.20
                             2005 12,431,418      9.82 - 23.43 123,785,657          2.01      1.30 - 2.35      0.42 - 1.47
                             2004      1,856             23.09      42,787          0.70             1.40            (0.42)
MSF T. Rowe Price Small Cap  2008    332,266      8.98 - 11.66   3,243,702            --      0.89 - 2.30 (37.08) - (34.32)
  Growth Sub-Account         2007     77,656     16.25 - 18.44   1,279,290            --      0.89 - 1.40      8.32 - 8.88
  (Commenced 5/3/2004)       2006     73,595     15.00 - 16.94   1,115,539            --      0.89 - 1.40      2.46 - 2.98
                             2005     63,311     14.64 - 16.45     932,545            --      0.89 - 1.40     9.47 - 10.19
                             2004     31,008     13.38 - 14.93     418,893            --      0.89 - 1.40     9.54 - 11.08
MSF Western Asset Management 2008  5,356,593     14.23 - 17.35  85,351,962          3.54      0.95 - 2.35   (2.85) - (1.48)
  U. S. Government           2007  2,760,203     14.93 - 17.61  44,641,935          2.32      0.95 - 2.30      1.76 - 3.04
  Sub-Account                2006  1,527,142     14.41 - 16.38  24,039,423          1.66      1.30 - 2.35      1.51 - 2.58
  (Commenced 5/2/2005)       2005    391,235     14.20 - 15.96   6,040,783            --      1.30 - 2.35   (0.73) - (0.04)
MSF Oppenheimer Global       2008    671,786     11.17 - 12.50   7,900,093          1.77      0.95 - 1.90 (41.68) - (41.12)
  Equity Sub-Account         2007    501,067     19.16 - 21.24   9,987,034          0.71      0.95 - 1.90      4.25 - 5.25
  (Commenced 11/7/2005)      2006    195,337     18.38 - 19.12   3,691,502          0.20      1.50 - 1.90    14.17 - 14.62
                             2005         --     16.10 - 16.68          --            --      1.50 - 1.90      6.63 - 6.70
MSF MetLife Aggressive       2008    159,053       7.35 - 7.47   1,183,183          0.50      1.55 - 2.25 (41.78) - (41.37)
  Allocation Sub-Account     2007    189,794     12.50 - 12.74   2,403,475          0.05      1.55 - 2.25      0.96 - 1.67
  (Commenced 5/1/2006)       2006    101,305     12.39 - 12.57   1,267,689            --      1.40 - 2.25    11.82 - 12.78

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                   --------- ----------------- ---------- --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   --------- ----------------- ---------- ------------- ---------------- -------------------
MSF MetLife Conservative      2008   602,771       9.24 - 9.44  5,653,460          0.85      1.55 - 2.15 (16.21) - (15.71)
  Allocation Sub-Account      2007   242,633     11.07 - 11.20  2,702,849            --      1.55 - 2.00      3.47 - 3.94
  (Commenced 5/1/2006)        2006   194,471     10.65 - 10.81  2,088,145            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to   2008   664,967       8.77 - 8.95  5,902,351          1.05      1.55 - 2.10 (23.23) - (22.81)
  Moderate Allocation         2007   392,909     11.42 - 11.59  4,529,792            --      1.55 - 2.10      2.62 - 3.19
  Sub-Account                 2006   273,176     11.10 - 11.26  3,060,196            --      1.40 - 2.25      6.08 - 6.98
  (Commenced 5/1/2006)
MSF MetLife Moderate          2008 4,259,716       8.24 - 8.46 35,786,827          0.77      1.55 - 2.25 (30.23) - (29.73)
  Allocation Sub-Account      2007 3,351,654     11.81 - 12.04 40,157,114          0.01      1.55 - 2.25      2.01 - 2.73
  (Commenced 5/1/2006)        2006 1,554,946     11.58 - 11.75 18,172,533            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to       2008 5,745,796       7.65 - 7.83 44,674,622          0.61      1.55 - 2.25 (36.57) - (36.12)
  Aggressive Allocation       2007 5,047,763     12.02 - 12.25 61,541,186          0.02      1.55 - 2.25      1.53 - 2.24
  Sub-Account                 2006 1,876,875     11.84 - 12.01 22,426,140            --      1.40 - 2.25     9.59 - 10.53
  (Commenced 5/1/2006)
MSF T. Rowe Price Large Cap
  Growth Sub-Account
  (Commenced 4/28/2008)       2008    27,135     19.86 - 21.22    565,146            --      1.50 - 1.90 (44.05) - (43.82)
MSF Loomis Sayles Small-Cap
  Sub-Account
  (Commenced 7/14/2008)       2008       926     21.12 - 22.90     20,162            --      1.20 - 1.75 (25.82) - (25.62)
MSF Neuberger Berman Mid Cap
  Value Sub-Account
  (Commenced 7/14/2008)       2008     1,374     13.33 - 14.09     18,573            --      1.20 - 1.75 (40.64) - (40.49)
MSF Met/Dimensional
  International Small Company
  Sub-Account
  (Commenced 11/10/2008)      2008    12,651     10.12 - 10.14    128,139            --      1.30 - 2.05      0.61 - 0.71
Van Kampen LIT Capital        2008    33,379              2.66     88,923          0.55             1.40           (49.70)
  Growth Sub-Account          2007 1,659,770       5.28 - 5.59  9,156,031            --      1.50 - 2.30    13.98 - 15.33
                              2006 1,033,865       4.59 - 4.87  4,964,651            --      1.40 - 2.30      0.30 - 1.43
                              2005    88,859       4.53 - 4.61    402,324          0.27      1.40 - 2.30      4.67 - 6.44
                              2004   108,230              4.25    460,401            --             1.40             5.54
Van Kampen LIT Enterprise     2008    20,306              2.44     49,619          1.23             1.40           (43.75)
  Sub-Account                 2007    28,313              4.34    122,997          0.39             1.40            11.11
                              2006    39,881              3.91    155,927          0.42             1.40             5.59
                              2005    43,297              3.70    160,313          0.71             1.40             6.65
                              2004    46,381              3.47    161,022          0.40             1.40             2.60
Van Kampen LIT Growth and     2008 4,699,178      4.87 - 18.34 57,517,543          1.50      0.95 - 1.90 (33.49) - (32.85)
  Income Sub-Account          2007 3,069,791      7.27 - 27.31 49,067,204          1.01      0.95 - 1.90      0.58 - 1.55
                              2006 1,465,291      7.17 - 14.19 20,351,040          2.60      1.40 - 1.90    13.80 - 14.62
                              2005    43,633      6.26 - 12.16    272,973          1.17      1.40 - 1.90      2.34 - 8.46
                              2004    54,075              5.77    311,904          1.01             1.40            12.78

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                 --------- ----------------- ---------- --------------------------------------------------
                                               UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 --------- ----------------- ---------- ------------- ---------------- -------------------
Van Kampen LIT Comstock     2008 6,365,782      9.11 - 10.18 60,483,870          2.08      0.95 - 1.90 (37.02) - (36.41)
  Sub-Account               2007 5,188,036     14.46 - 16.01 77,264,934          1.17      0.95 - 1.90   (4.18) - (3.26)
  (Commenced 11/7/2005)     2006 2,167,418     15.09 - 15.48 33,275,164          0.01      1.50 - 1.90    13.87 - 14.32
                            2005        --     13.26 - 13.54         --            --      1.50 - 1.90      4.60 - 4.67
Federated Equity Income     2008     4,805              3.91     18,768          3.71             1.40           (31.42)
  Sub-Account               2007     5,473              5.70     31,173          4.43             1.40             0.63
                            2006    17,127              5.66     96,942          2.18             1.40            21.43
                            2005    18,507              4.66     86,264          2.24             1.40             1.90
                            2004    20,644              4.57     94,430          3.43             1.40            11.27
Federated High Income       2008    10,612              4.87     51,695         10.07             1.40           (27.03)
  Bond Sub-Account          2007    18,999              6.68    126,835          7.93             1.40             1.98
                            2006    20,273              6.55    132,703          8.52             1.40             9.27
                            2005    22,143              5.99    132,652          8.76             1.40             1.23
                            2004    31,469              5.92    186,227          8.60             1.40             8.92
Federated Mid Cap Growth    2008    19,463              3.73     72,650            --             1.40           (44.28)
  Strategies Sub-Account    2007    20,874              6.70    139,853            --             1.40            16.37
                            2006    32,906              5.76    189,442            --             1.40             6.73
                            2005    35,001              5.39    188,801            --             1.40            11.14
                            2004    38,902              4.85    188,806            --             1.40            13.82
Neuberger Berman Genesis    2008       809             10.07      8,146          3.68             0.89           (33.45)
  Sub-Account               2007       927             15.13     14,022          0.14             0.89            20.72
                            2006     1,051             12.53     13,167          1.05             0.89             6.31
                            2005     1,183             11.79     13,953            --             0.89            15.27
                            2004     1,371             10.23     14,030          0.15             0.89            17.62
Alger American SmallCap     2008 6,485,576       5.80 - 5.87 37,826,339            --      1.25 - 1.40 (47.35) - (47.27)
  Growth Sub-Account        2007 7,147,895     11.01 - 11.13 79,134,670            --      1.25 - 1.40    15.60 - 15.78
                            2006 7,749,990       9.53 - 9.61 74,178,889            --      1.25 - 1.40    18.35 - 18.53
                            2005 8,307,133       8.05 - 8.11 67,142,470            --      1.25 - 1.40    15.26 - 15.43
                            2004 9,017,916       6.98 - 7.03 63,245,357            --      1.25 - 1.40    14.95 - 15.12
T. Rowe Price Growth Stock  2008   104,973             50.75  5,327,165          0.40             0.89           (42.77)
  Sub-Account               2007   118,255             88.67 10,486,221          0.60             0.89             9.38
                            2006   128,359             81.07 10,405,667          0.62             0.89             5.62
                            2005   142,212             71.72 10,198,928          0.07             0.89             5.62
                            2004   162,635             67.90 11,049,157          0.59             1.25             9.26
T. Rowe Price International 2008    76,425              7.99    610,995          1.51             0.89           (48.48)
  Stock Sub-Account         2007    87,971             15.52  1,365,106          1.62             0.89            12.42
                            2006    96,658             13.80  1,334,230          1.20             0.89            18.21
                            2005   102,719             11.68  1,199,507          1.45             0.89            15.24
                            2004   107,931             10.13  1,094,227          1.20             0.89            12.88
T. Rowe Price Prime Reserve 2008   120,897             18.35  2,218,473          2.47             0.89             1.64
  Sub-Account               2007    96,955             18.05  1,750,411          4.77             0.89             3.94
                            2006    87,463             17.37  1,519,155          4.55             0.89             3.64
                            2005    82,793             16.76  1,387,505          2.70             0.89             1.81
                            2004    69,819             16.46  1,149,982          0.81             0.89            (0.10)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       --------- ----------------- ----------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ----------- ------------- ---------------- -------------------
Janus Aspen Worldwide Growth      2008     1,089              4.61       5,018          1.21             0.89           (45.15)
  Sub-Account                     2007     1,182              8.40       9,932          0.76             0.89             8.65
                                  2006     1,276              7.73       9,873          1.77             0.89            17.16
                                  2005     1,375              6.60       9,075          1.36             0.89             4.93
                                  2004     1,477              6.29       9,304          1.00             0.89             3.85
American Funds Global Small       2008 1,683,911     15.35 - 17.10  27,428,704            --      0.89 - 1.90 (54.33) - (49.46)
  Capitalization Sub-Account      2007   985,561     34.16 - 37.13  35,036,450          2.98      0.89 - 1.75    19.31 - 20.35
                                  2006   666,735     29.64 - 30.85  19,777,453          0.46      0.89 - 1.35    22.39 - 22.96
                                  2005   470,780     24.22 - 25.09  11,408,824          0.90      0.89 - 1.35    23.68 - 24.24
                                  2004   282,816     19.58 - 20.19   5,545,295            --      0.89 - 1.35    19.26 - 19.81
American Funds Growth             2008 2,453,157    77.98 - 110.79 231,101,074          1.04      0.89 - 2.30 (45.25) - (44.47)
  Sub-Account                     2007 1,458,315   142.42 - 199.51 245,762,919          0.98      0.89 - 2.30     9.78 - 11.35
                                  2006   729,519   129.74 - 179.18 111,503,370          1.17      0.89 - 2.30      7.72 - 9.24
                                  2005   208,063   120.44 - 164.02  30,740,407          0.78      0.89 - 2.30     6.63 - 15.16
                                  2004   132,705   129.36 - 142.42  17,199,760          0.21      0.89 - 1.35    10.98 - 11.50
American Funds                    2008 1,942,091     58.79 - 83.53 136,811,504          2.00      0.89 - 2.30 (39.27) - (38.40)
  Growth--Income                  2007 1,369,874    96.80 - 135.60 156,224,069          1.92      0.89 - 2.30      2.64 - 4.11
  Sub-Account                     2006   687,630    94.31 - 130.25  76,344,065          2.27      0.89 - 2.30    12.59 - 14.18
                                  2005   199,680    83.76 - 114.07  20,563,346          1.49      0.89 - 2.30      4.51 - 4.90
                                  2004   137,919    98.77 - 108.74  13,647,442          1.15      0.89 - 1.35      8.89 - 9.39
American Funds Global             2008 5,818,048     16.04 - 18.78 101,450,809          2.17      0.95 - 2.30 (39.80) - (38.97)
  Growth Sub-Account              2007 3,676,314     26.64 - 30.77 104,847,881          3.27      0.95 - 2.30    12.22 - 13.76
  (Commenced 11/7/2005)           2006 1,374,016     23.74 - 25.90  34,540,668          0.78      1.40 - 2.30    17.70 - 18.76
                                  2005    22,386     20.17 - 21.81     473,459            --      1.40 - 2.30      7.09 - 7.25
American Funds Bond               2008 1,887,421     13.37 - 14.94  27,017,111          9.06      0.95 - 1.90 (11.06) - (10.21)
  Sub-Account                     2007   413,860     15.27 - 16.64   6,639,941          8.01      0.95 - 1.75      0.28 - 2.19
  (Commenced 6/1/2007)
FTVIPT Mutual Shares              2008 3,944,854     14.13 - 15.86  58,571,142          3.27      0.95 - 1.90 (38.30) - (37.71)
  Securities Sub-Account          2007 3,006,411     22.90 - 25.46  71,392,728          1.37      0.95 - 1.90      1.52 - 2.50
  (Commenced 11/7/2005)           2006 1,273,727     22.56 - 23.49  29,530,718          0.99      1.50 - 1.90    16.16 - 16.62
                                  2005    11,181     18.72 - 20.33     217,513            --      1.40 - 2.30      4.64 - 4.79
FTVIPT Templeton Foreign          2008 2,485,260      9.21 - 21.55  48,551,609          2.33      1.55 - 2.30 (41.74) - (41.30)
  Securities Sub-Account          2007 1,778,828     15.73 - 36.77  56,498,732          1.81      1.55 - 2.30    12.82 - 13.67
  (Commenced 11/7/2005)           2006   946,611     13.88 - 32.88  24,137,809          1.33      1.40 - 2.30    18.69 - 19.76
                                  2005    33,847     11.86 - 25.00     813,751            --      1.40 - 2.30      4.87 - 5.02
FTVIPT Templeton Growth           2008 2,828,128      7.79 - 11.26  27,929,783          1.79      0.95 - 1.90 (43.41) - (42.87)
  Securities Sub-Account          2007 2,063,301     13.72 - 19.85  38,096,365          1.31      0.95 - 1.90      0.41 - 1.37
  (Commenced 11/7/2005)           2006   784,417     18.41 - 19.72  15,182,959          0.76      1.50 - 1.90       19.52 - 20
                                  2005        --     15.41 - 15.57          --            --      1.50 - 1.90      4.78 - 4.84
FTVIPT Franklin Income Securities 2008 2,613,572     27.09 - 35.10  82,449,457          5.48      0.95 - 2.25 (31.23) - (30.32)
  Sub-Account                     2007 1,974,360     39.38 - 50.37  88,519,218          3.16      0.95 - 2.25      1.44 - 2.77
  (Commenced 11/7/2005)           2006   664,025     38.83 - 45.21  28,820,820          2.35      1.40 - 2.25    15.62 - 16.60
                                  2005     4,136     33.58 - 38.78     150,925            --      1.40 - 2.25      0.82 - 0.96

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Global Income  2008  1,462,599     12.80 - 13.87  19,575,877          3.50      0.95 - 1.75      4.36 - 5.20
  Securities Sub-Account        2007    318,925     12.27 - 13.18   4,080,871          0.01      0.95 - 1.75      3.66 - 9.78
  (Commenced 6/1/2007)
FTVIPT Franklin Small Cap Value 2008    856,253       5.76 - 5.83   4,965,586          1.04      0.95 - 1.75 (34.18) - (33.65)
  Securities Sub-Account        2007    251,664       8.75 - 8.79   2,208,487            --      0.95 - 1.75  (14.60) - (3.45)
  (Commenced 6/1/2007)
UIF Equity and Income           2008 13,625,412     11.34 - 11.97 158,238,412          2.44      0.95 - 1.90 (24.14) - (23.41)
  Sub-Account                   2007 10,934,412     14.95 - 15.63 166,104,798          2.06      0.95 - 1.90      1.41 - 2.38
  (Commenced 11/7/2005)         2006  4,592,861     14.74 - 14.96  68,376,576          0.79      1.50 - 1.90    10.46 - 10.91
                                2005         --     13.34 - 13.49          --            --      1.50 - 1.90      2.16 - 2.22
UIF U.S Real Estate             2008  2,248,952     14.64 - 30.26  38,153,749          3.39      0.95 - 1.90 (39.07) - (38.49)
  Sub-Account                   2007  2,043,530     24.02 - 49.19  52,908,525          2.27      0.95 - 1.90 (18.64) - (17.86)
  (Commenced 11/7/2005)         2006    928,174     29.52 - 30.20  27,806,209          0.66      1.50 - 1.90    35.46 - 36.00
                                2005         --      21.8 - 22.20          --            --      1.50 - 1.90      7.52 - 7.59
UIF U.S. Mid Cap Value          2008  1,130,852       6.31 - 6.41   7,194,408          0.78      0.95 - 1.75 (42.44) - (41.98)
  Sub-Account                   2007    257,428     10.95 - 11.05   2,833,669          0.17      0.95 - 1.75   (6.13) - (6.63)
  (Commenced 6/1/2007)
Pioneer VCT Bond Sub-Account
  (Commenced 7/14/2008)         2008      8,267       9.87 - 9.94      82,002          1.64      1.20 - 1.75   (3.38) - (3.13)
Pioneer VCT Cullen Value
  Sub-Account
  (Commenced 7/14/2008)         2008     21,316       7.29 - 7.38     156,566            --      1.20 - 1.75 (21.91) - (21.71)
Pioneer VCT Emerging Markets
  Sub-Account
  (Commenced 7/14/2008)         2008      4,387      9.83 - 10.32      43,804            --      1.20 - 1.75 (50.82) - (50.69)
Pioneer VCT Equity Income
  Sub-Account
  (Commenced 7/14/2008)         2008      2,134     15.01 - 15.22      32,445          0.69      1.60 - 1.75 (22.10) - (22.05)
Pioneer VCT Fund Sub-Account
  (Commenced 7/14/2008)         2008      5,631       6.72 - 7.05      39,673          0.69      1.20 - 1.75 (24.80) - (24.61)
Pioneer VCT Global High Yield
  Sub-Account
  (Commenced 7/14/2008)         2008        500       6.65 - 6.66       3,327          4.67      1.60 - 1.75 (33.36) - (33.31)
Pioneer VCT High Yield
  Sub-Account
  (Commenced 7/14/2008)         2008      1,528       6.63 - 6.64      10,146          2.82      1.20 - 1.60 (33.23) - (33.11)
Pioneer VCT Ibbotson Aggressive
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008        512              9.89       5,067            --             1.20           (30.47)
Pioneer VCT Ibbotson Growth
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008    346,884     10.21 - 10.51   3,587,235            --      1.20 - 1.95 (27.48) - (27.22)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ----------------- ---------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008   109,195     10.23 - 10.47  1,127,161            --      1.20 - 1.80 (24.71) - (24.50)
Pioneer VCT International Value
  Sub-Account
  (Commenced 7/14/2008)         2008       326     10.18 - 10.41      3,375            --      1.20 - 1.60 (34.35) - (34.22)
Pioneer VCT Mid Cap Value       2008 1,105,223     20.42 - 23.30 23,891,796          0.87      0.95 - 1.90 (35.01) - (34.39)
  Sub-Account                   2007   813,072     31.43 - 35.50 26,728,784          0.54      0.95 - 1.90      3.35 - 4.34
  (Commenced 11/7/2005)         2006   262,287     30.41 - 31.88  8,219,057            --      1.50 - 1.90    10.16 - 10.60
                                2005        --     27.60 - 28.83         --            --      1.50 - 1.90      6.23 - 6.29
Pioneer VCT Oak Ridge Large Cap
  Growth Sub-Account
  (Commenced 7/14/2008)         2008     1,951       7.40 - 7.44     14,455            --      1.50 - 1.60 (26.78) - (26.75)
Pioneer VCT Real Estate Shares
  Sub-Account
  (Commenced 7/14/2008)         2008     3,001     10.87 - 11.38     33,133          1.71      1.20 - 1.75 (32.64) - (32.47)
Pioneer VCT Small Cap Value
  Sub-Accont
  (Commenced 7/14/2008)         2008     1,335       7.56 - 7.77     10,348            --      1.20 - 1.60 (28.92) - (28.79)
Pioneer VCT Strategic Income
  Sub-Account
  (Commenced 7/14/2008)         2008     6,431       8.63 - 8.65     55,610          1.09      1.20 - 1.75 (13.53) - (13.31)
LMPVET Small Cap Growth         2008 1,214,861      7.98 - 10.42 10,577,679            --      0.95 - 2.30 (42.06) - (41.27)
  Sub-Account                   2007   754,675     13.77 - 17.53 10,904,358            --      1.10 - 2.30      7.50 - 8.80
  (Commenced 11/7/2005)         2006   325,638     12.81 - 13.36  4,282,564          0.46      1.40 - 2.30    10.21 - 11.20
                                2005    15,787     11.63 - 12.01    187,061            --      1.40 - 2.30      5.33 - 5.49
LMPVET Investors Sub-Account    2008   188,889     10.05 - 10.97  2,012,063          1.09      1.50 - 2.30 (37.09) - (36.59)
  (Commenced 11/7/2005)         2007   279,645     15.98 - 17.30  4,699,165          1.52      1.50 - 2.30      1.53 - 2.35
                                2006   130,370     15.74 - 17.05  2,127,448          2.98      1.40 - 2.30    15.58 - 16.62
                                2005     6,750     13.62 - 14.62     95,594          1.12      1.40 - 2.30      3.58 - 3.73
LMPVET Equity Index             2008 2,108,918      6.05 - 17.90 37,329,346          1.99      1.55 - 2.90 (39.14) - (38.46)
  Sub-Account                   2007 2,276,152      9.89 - 29.42 66,117,281          2.15      1.55 - 2.90      2.17 - 3.30
  (Commenced 11/7/2005)         2006 1,440,692      9.61 - 10.25 41,031,761          3.98      1.40 - 2.90    12.51 - 13.52
                                2005     2,224      25.69 - 9.03     19,773          1.22      1.40 - 2.90      3.64 - 3.83
LMPVET Fundamental Value        2008 2,724,852     19.41 - 23.70 59,326,416          1.83      0.95 - 2.30 (38.03) - (37.18)
  Sub-Account                   2007 2,440,021     31.33 - 37.72 84,463,307          1.55      0.95 - 2.30   (1.05) - (0.31)
  (Commenced 11/7/2005)         2006 1,257,495     31.66 - 35.61 43,419,332          3.96      1.40 - 2.30    14.15 - 15.18
                                2005     1,160     27.73 - 30.92     34,376          0.96      1.40 - 2.30      3.30 - 3.45
LMPVET Appreciation             2008 3,070,482     11.00 - 25.50 70,122,225          1.44      0.95 - 2.30 (31.05) - (29.98)
  Sub-Account                   2007 2,591,844     15.95 - 36.42 83,497,462          1.37      0.95 - 2.30      1.22 - 7.39
  (Commenced 11/7/2005)         2006 1,236,956     27.95 - 32.05 38,211,834          2.66      1.40 - 2.30    12.19 - 13.21
                                2005     1,722     24.91 - 28.31     47,007          0.48      1.40 - 2.30      2.32 - 2.47

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET Aggressive Growth     2008 10,751,677       7.58 - 9.01  86,704,540            --      0.95 - 2.30 (41.77) - (40.97)
  Sub-Account                2007  9,406,900     13.02 - 15.26 127,959,661            --      0.95 - 2.30    (0.82) - 0.54
  (Commenced 11/7/2005)      2006  5,468,811     13.12 - 13.68  73,942,504            --      1.40 - 2.30      6.32 - 7.28
                             2005     15,934     12.34 - 12.75     200,186            --      1.40 - 2.30      3.53 - 3.68
LMPVET Large Cap Growth      2008    629,993       8.27 - 9.01   5,503,740          0.26      1.50 - 2.30 (38.72) - (38.23)
  Sub-Account                2007    699,543     13.49 - 14.58   9,921,012          0.05      1.50 - 2.30      2.90 - 3.73
  (Commenced 11/7/2005)      2006    433,171     13.11 - 14.18   5,945,005          0.30      1.40 - 2.30      2.22 - 3.15
                             2005     15,016     12.83 - 13.74     201,094          0.12      1.40 - 2.30      4.17 - 4.33
LMPVET Social Awareness      2008     25,775     20.97 - 22.41     567,901          2.05      1.50 - 1.90 (26.61) - (26.32)
  Sub-Account                2007     19,022     28.57 - 30.42     565,965          1.84      1.50 - 1.90      8.80 - 9.24
  (Commenced 11/7/2005)      2006     10,361     26.26 - 27.85     281,509          1.25      1.50 - 1.90      5.67 - 6.09
                             2005         --     24.85 - 26.25          --            --      1.50 - 1.90      3.13 - 3.20
LMPVET Capital and Income    2008  5,136,303       7.74 - 9.92  43,322,014          1.13      0.95 - 1.90 (36.25) - (35.58)
  Sub-Account                2007  4,737,273     12.15 - 15.28  59,957,587          1.99      1.10 - 1.90      0.27 - 5.14
  (Commenced 11/7/2005)      2006    154,474     14.18 - 14.70   2,252,417          2.55      1.40 - 2.25     9.67 - 10.61
                             2005      2,660     12.93 - 13.29      35,068          0.84      1.40 - 2.25      2.63 - 2.77
LMPVET Capital Sub-Account   2008    459,735       9.11 - 9.58   4,320,213          0.05      1.50 - 2.30 (43.46) - (43.00)
  (Commenced 11/7/2005)      2007    542,230     16.11 - 16.80   8,963,789          0.52      1.50 - 2.30    (0.48) - 0.32
                             2006    284,789     16.19 - 16.82   4,710,142          0.93      1.40 - 2.30    11.04 - 12.04
                             2005      9,633     14.58 - 15.01     142,551          0.35      1.40 - 2.30      3.40 - 3.55
LMPVET Global Equity         2008    305,136     10.43 - 10.76   3,246,223          0.08      1.50 - 2.00 (42.48) - (42.19)
  Sub-Account                2007    417,802     18.13 - 18.61   7,705,323          0.61      1.50 - 2.00      2.82 - 3.34
  (Commenced 11/7/2005)      2006    290,262     17.41 - 18.08   5,189,364          1.84      1.40 - 2.30    12.59 - 13.60
                             2005     10,041     15.46 - 15.92     159,052          0.46      1.40 - 2.30      3.79 - 3.94
LMPVET Dividend Strategy     2008    798,585       6.57 - 7.07   5,522,751          2.77      1.50 - 2.30 (30.21) - (29.65)
  Sub-Account                2007    834,706      9.41 - 10.05   8,243,529          2.90      1.50 - 2.30      4.02 - 4.86
  (Commenced 11/7/2005)      2006    321,925       9.04 - 9.59   3,032,256          5.84      1.50 - 2.30    15.26 - 16.18
                             2005      3,967       7.85 - 8.25      31,996          1.35      1.50 - 2.30      1.96 - 2.09
LMPVET Lifestyle             2008    567,873     11.02 - 11.55   6,471,351          3.50      1.50 - 1.90 (28.71) - (28.42)
  Allocation 50% Sub-Account 2007    590,437     15.45 - 16.14   9,409,255          5.14      1.50 - 1.90      1.26 - 1.67
  (Commenced 11/7/2005)      2006    177,614     13.97 - 15.88   2,794,996          5.99      1.50 - 1.90      6.19 - 6.61
                             2005         --     14.37 - 14.89          --            --      1.50 - 1.90      2.97 - 3.03
LMPVET Lifestyle             2008    280,357       9.39 - 9.84   2,719,047          2.51      1.50 - 1.90 (34.04) - (33.77)
  Allocation 70% Sub-Account 2007    250,067     14.23 - 14.86   3,668,950          4.65      1.50 - 1.90      1.87 - 2.28
  (Commenced 11/7/2005)      2006     23,381     13.97 - 14.53     336,900          3.81      1.50 - 1.90      6.81 - 7.24
                             2005         --     13.08 - 13.55          --            --      1.50 - 1.90      3.86 - 3.93
LMPVET Lifestyle             2008  2,668,230      9.09 - 10.18  25,875,933          2.50      0.95 - 1.90 (38.60) - (38.01)
  Allocation 85% Sub-Account 2007  1,057,927     14.80 - 16.41  16,581,727          5.12      0.95 - 1.90      1.41 - 2.38
  (Commenced 11/7/2005)      2006     21,392     14.59 - 15.18     320,998          1.97      1.50 - 1.90      7.41 - 7.84
                             2005         --     13.59 - 14.08          --            --      1.50 - 1.90      3.84 - 3.90
LMPVIT Adjustable Rate       2008    225,349       7.73 - 7.98   1,788,239          4.30      1.50 - 2.10 (22.82) - (22.35)
  Income Sub-Account         2007    310,564     10.02 - 10.28   3,178,900          5.20      1.50 - 2.10   (0.76) - (0.16)
  (Commenced 11/7/2005)      2006    216,326     10.04 - 10.33   2,220,514         11.96      1.40 - 2.25      1.79 - 2.66
                             2005        351      9.87 - 10.06       3,504          3.00      1.40 - 2.25      0.29 - 0.42

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                        AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                              --------------------------------------- --------------------------------------------------
                                            UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                  UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                              --------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Global High Yield 2008 2,664,258     10.21 - 11.80  29,373,023         11.01      0.95 - 2.30 (32.40) - (31.48)
  Bond Sub-Account       2007 2,527,054     15.11 - 16.97  40,738,484          9.95      1.10 - 2.30   (2.35) - (1.17)
  (Commenced 11/7/2005)  2006 1,039,676     15.48 - 16.73  16,994,644         15.93      1.40 - 2.30      8.13 - 9.11
                         2005     3,458     14.31 - 15.33      51,516          6.03      1.40 - 2.30      1.28 - 1.42
LMPVIT Money Market      2008 8,430,488     12.26 - 14.84 115,203,596          2.37      0.95 - 2.30      0.26 - 1.63
  Sub-Account            2007 3,326,218     12.23 - 14.61  44,647,513          4.76      0.95 - 2.30      2.51 - 3.91
  (Commenced 11/7/2005)  2006 1,600,672     11.93 - 13.35  20,676,751          4.63      1.40 - 2.30      2.26 - 3.18
                         2005    15,276     11.66 - 12.94     190,202          0.15      1.40 - 2.30      0.25 - 0.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

(3) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 2, 2009

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                     2008      2007
                                                                   -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $4,697 and $4,322, respectively).....  $ 4,325   $ 4,328
  Equity securities available-for-sale, at estimated fair value
     (cost: $11 and $11, respectively)...........................        7        10
  Mortgage loans on real estate..................................      376       405
  Policy loans...................................................       41        39
  Real estate joint ventures held-for-investment.................       29        13
  Other limited partnership interests............................      271       200
  Short-term investments.........................................    1,581       483
  Other invested assets..........................................      129        26
                                                                   -------   -------
     Total investments...........................................    6,759     5,504
Cash and cash equivalents........................................      525        91
Accrued investment income........................................       54        54
Premiums and other receivables...................................    6,604     2,948
Deferred policy acquisition costs................................    2,082     1,806
Current income tax recoverable...................................      133        14
Other assets.....................................................      616       567
Separate account assets..........................................   18,517    23,842
                                                                   -------   -------
     Total assets................................................  $35,290   $34,826
                                                                   =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................  $   890   $   444
  Policyholder account balances..................................    8,706     5,489
  Other policyholder funds.......................................    1,666     1,374
  Long-term debt -- affiliated...................................       --       435
  Deferred income tax liability..................................      464       327
  Payables for collateral under securities loaned and other
     transactions................................................      888       928
  Other liabilities..............................................    1,518       412
  Separate account liabilities...................................   18,517    23,842
                                                                   -------   -------
     Total liabilities...........................................   32,649    33,251
                                                                   -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding at December 31, 2008 and
  2007...........................................................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding at December
  31, 2008 and 2007..............................................        2         2
Additional paid-in capital.......................................    1,945       960
Retained earnings................................................      968       621
Accumulated other comprehensive income (loss)....................     (274)       (8)
                                                                   -------   -------
     Total stockholder's equity..................................    2,641     1,575
                                                                   -------   -------
     Total liabilities and stockholder's equity..................  $35,290   $34,826
                                                                   =======   =======




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   -----
REVENUES
Premiums..................................................  $  144   $  154   $  89
Universal life and investment-type product policy fees....     634      568     417
Net investment income.....................................     253      244     242
Other revenues............................................     127      140     102
Net investment gains (losses).............................     783      239    (107)
                                                            ------   ------   -----
     Total revenues.......................................   1,941    1,345     743
                                                            ------   ------   -----
EXPENSES
Policyholder benefits and claims..........................     384      192      87
Interest credited to policyholder account balances........     249      247     235
Other expenses............................................     812      537     358
                                                            ------   ------   -----
     Total expenses.......................................   1,445      976     680
                                                            ------   ------   -----
Income before provision for income tax....................     496      369      63
Provision for income tax..................................     149      104       3
                                                            ------   ------   -----
Net income................................................  $  347   $  265   $  60
                                                            ======   ======   =====




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                                          ACCUMULATED
                                                                 ADDITIONAL                  OTHER
                                            PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                              STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                            ---------   ------   ----------   --------   -------------   ------
Balance at January 1, 2006................     $--        $2       $  398       $296         $ (44)      $  652
Contribution of intangible assets from
  MetLife, Inc., net of income tax........                            162                                   162
Capital contribution from MetLife
  Insurance Company of Connecticut........                            150                                   150
Comprehensive income (loss):
  Net income..............................                                        60                         60
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      42           42
                                                                                                         ------
     Other comprehensive income (loss)....                                                                   43
                                                                                                         ------
  Comprehensive income (loss).............                                                                  103
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2006..............      --         2          710        356            (1)       1,067
Capital contribution from MetLife
  Insurance Company of Connecticut........                            250                                   250
Comprehensive income (loss):
  Net income..............................                                       265                        265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                      (1)          (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      (6)          (6)
                                                                                                         ------
     Other comprehensive income (loss):...                                                                   (7)
                                                                                                         ------
  Comprehensive income (loss).............                                                                  258
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2007..............      --         2          960        621            (8)       1,575
Capital contribution from MetLife
  Insurance Company of Connecticut........                            985                                   985
Comprehensive income (loss):
  Net income..............................                                       347                        347
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                    (267)        (267)
                                                                                                         ------
     Other comprehensive income (loss)....                                                                 (266)
                                                                                                         ------
  Comprehensive income (loss).............                                                                   81
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2008..............     $--        $2       $1,945       $968         $(274)      $2,641
                                               ===        ==       ======       ====         =====       ======




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                2008      2007      2006
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   347   $   265   $    60
Adjustments to reconcile net income to net cash (used in)
  provided by operating activities:
     Depreciation and amortization expenses.................       13         9         4
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (10)       (1)        6
     (Gains) losses from sales of investments, net..........     (783)     (239)      107
     Gain from recapture of ceded reinsurance...............       --       (22)       --
     Undistributed equity earnings of real estate joint
       ventures and other limited partnership interests.....       23         4        --
     Interest credited to policyholder account balances.....      249       247       235
     Universal life and investment-type product policy
       fees.................................................     (634)     (568)     (417)
     Change in accrued investment income....................       --         1        (2)
     Change in premiums and other receivables...............   (2,050)     (331)     (287)
     Change in deferred policy acquisition costs, net.......     (208)     (268)     (324)
     Change in insurance-related liabilities................      805       243       169
     Change in income tax recoverable.......................      161       191        11
     Change in other assets.................................      250       288       193
     Change in other liabilities............................    1,140       248        (7)
     Other, net.............................................        1        --        --
                                                              -------   -------   -------
Net cash (used in) provided by operating activities.........     (696)       67      (252)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    1,899     1,463     2,213
     Equity securities......................................        3         7        --
     Real estate joint ventures.............................        1        --        --
     Mortgage loans on real estate..........................       72       105       111
     Other limited partnership interests....................       20         7        --
  Purchases of:
     Fixed maturity securities..............................   (2,313)   (1,756)   (1,936)
     Mortgage loans on real estate..........................      (49)      (33)     (141)
     Real estate joint ventures.............................      (16)      (13)       --
     Other limited partnership interests....................     (118)     (178)      (29)
  Net change in short-term investments......................   (1,198)     (128)      (71)
  Net change in other invested assets.......................      (72)      (21)      (73)
     Other, net.............................................       (2)       --        --
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........   (1,773)     (547)       74
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................    3,683     7,737     6,119
     Withdrawals............................................   (1,290)   (7,481)   (6,017)
  Long-term debt repaid -- affiliated.......................     (435)       --        --
  Net change in payables for collateral under securities
     loaned and other transactions..........................      (40)       27       (86)
  Capital contribution from MetLife Insurance Company of
     Connecticut............................................      985       250       150
                                                              -------   -------   -------
Net cash provided by financing activities...................    2,903       533       166
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      434        53       (12)
Cash and cash equivalents, beginning of year................       91        38        50
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   525   $    91   $    38
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest...............................................  $    20   $    31   $    31
                                                              =======   =======   =======
     Income tax.............................................  $   (12)  $   (87)  $    (9)
                                                              =======   =======   =======
  Non-cash transactions during the year:
     Contribution of intangible assets from MetLife, Inc.,
       net of income tax (see Notes 5 and 10)...............  $    --   $    --   $   162
                                                              =======   =======   =======




--------
See Note 6 for non-cash reinsurance transactions.


               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). On October 11, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 11, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

  BASIS OF PRESENTATION

     The Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include trust preferred securities and other limited partnership interests. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Certain amounts in the prior year periods' financial statements have been reclassified to conform with the 2008 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii) investment impairments;

          (iii) the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

          (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (vi) the estimated fair value of and accounting for derivatives;

          (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          (x) accounting for reinsurance transactions; and

          (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the footnotes to the financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The measurement and disclosures under SFAS 157 in the accompanying financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities recorded at fair value on a nonrecurring basis. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity securities, mortgage loans on real estate and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are more fully described in the derivatives accounting policy which follows.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as joint ventures and other limited partnerships, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $49 million at both December 31, 2008 and 2007. Accumulated amortization of capitalized software was $15 million and $6 million at December 31, 2008 and 2007, respectively. Related amortization expense was $9 million, $6 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Each year the Company reviews VODA to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to (i) policy account values, which consist of an accumulation of gross premium payments; plus
(ii) credited interest, ranging from 2% to 12%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of the embedded derivative.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     Effective October 11, 2006, the Company joined MICC's includable subsidiaries in filing a federal income tax return. Prior to the transfer of the Company to MICC, the Company joined MetLife's includable subsidiaries in filing a federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, are excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, are expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     The Company participated in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $63 million ($41 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. Note 12 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


securitized financial asset with the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40").

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have an impact on the Company's financial statements.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings at:

                                                           DECEMBER 31, 2008
                                           ------------------------------------------------
                                                            GROSS
                                            COST OR      UNREALIZED
                                           AMORTIZED    ------------     ESTIMATED     % OF
                                              COST      GAIN    LOSS    FAIR VALUE    TOTAL
                                           ---------    ----    ----    ----------    -----
                                                             (IN MILLIONS)
U.S. corporate securities..............      $1,708     $ 25    $202      $1,531       35.4%
Residential mortgage-backed
  securities...........................         979       19      92         906       20.9
U.S. Treasury/agency securities........         458      131      --         589       13.6
Foreign corporate securities...........         468        6      54         420        9.7
Commercial mortgage-backed securities..         521       --     116         405        9.4
Asset-backed securities................         404       --      85         319        7.4
Foreign government securities..........          68       16       2          82        1.9
State and political subdivision
  securities...........................          91       --      18          73        1.7
                                             ------     ----    ----      ------      -----
  Total fixed maturity
     securities(1),(2).................      $4,697     $197    $569      $4,325      100.0%
                                             ======     ====    ====      ======      =====
Non-redeemable preferred stock(1)......      $   11     $ --    $  4      $    7      100.0%
                                             ------     ----    ----      ------      -----
  Total equity securities..............      $   11     $ --    $  4      $    7      100.0%
                                             ======     ====    ====      ======      =====




                                                         DECEMBER 31, 2007
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................    $1,736     $25    $49     $1,712      39.6%
Residential mortgage-backed securities...       953      10      7        956      22.1
U.S. Treasury/agency securities..........       413      17     --        430       9.9
Foreign corporate securities.............       509      16      7        518      12.0
Commercial mortgage-backed securities....       406       4      6        404       9.3
Asset-backed securities..................       213       1      9        205       4.7
Foreign government securities............        71      11     --         82       1.9
State and political subdivision
  securities.............................        21      --     --         21       0.5
                                             ------     ---    ---     ------     -----
  Total fixed maturity
     securities(1),(2)...................    $4,322     $84    $78     $4,328     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stock(1)........    $   11     $--    $ 1     $   10     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   11     $--    $ 1     $   10     100.0%
                                             ======     ===    ===     ======     =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $7 million and $10 million, respectively. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $25 million and $45 million, respectively.

   (2) At December 31, 2008 and 2007 the Company also held $35 million and $53 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $40 million and $26 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $167 million and $184 million at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($45) million and $4 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $87 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $42 million, $32 million and $13 million, are included within U.S. corporate securities, state and political subdivision securities and asset-backed securities, respectively, and 10% and 76% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 10% the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $589 million and $430 million, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (35.4%), residential mortgage-backed securities (20.9%), and U.S. Treasury and agency securities (13.6%); and at December 31, 2007 were U.S. corporate fixed maturity securities (39.6%), residential mortgage-backed securities (22.1%), and foreign corporate securities (12.0%).

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $2.0 billion and $2.2 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $36 million and $43 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $301 million and $316 million, respectively, the total of these ten issuers being less than 6% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign(1)..................................    $  420      21.5%    $  518      23.2%
Utility.....................................       388      19.9        368      16.5
Consumer....................................       304      15.6        327      14.7
Finance.....................................       301      15.4        483      21.6
Industrial..................................       268      13.7        372      16.7
Communications..............................       154       7.9        147       6.6
Other.......................................       116       6.0         15       0.7
                                                ------     -----     ------     -----
  Total.....................................    $1,951     100.0%    $2,230     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
Collateralized mortgage obligations.........     $709       78.3%     $674       70.5%
Pass-through securities.....................      197       21.7       282       29.5
                                                 ----      -----      ----      -----
  Total residential mortgage-backed
     securities.............................     $906      100.0%     $956      100.0%
                                                 ====      =====      ====      =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 72%, 18% and 10% of

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the total holdings, respectively. At December 31, 2008 and 2007, $828 million and $956 million, respectively, of estimated fair value or 91% and 100% respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair market value was $89 million and $100 million, respectively, with an unrealized loss of $38 million and $3 million, respectively. At December 31, 2008 and 2007, $72 million and $100 million, respectively, or 81% and 100%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 13% 2007 vintage year; 34% 2006 vintage year; and 53% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $405 million and $404 million, respectively, at estimated fair value. At December 31, 2008 and 2007, $391 million and $357 million, respectively, of the estimated fair value, or 97% and 88%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows:
97% Aaa, 2% A and 1% Baa. At December 31, 2008, 91% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was less than $1 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $319 million and $205 million, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $281 million and $116 million, respectively, or 88% and 57%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, automobile receivables, student loan receivables and residential mortgage-backed securities backed by sub-prime mortgage loans of 51%, 13%, 11% and 7% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $23 million and $32 million, respectively, and unrealized losses of $11 million and $4 million, respectively. At December 31, 2008, 6% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, all of which were guaranteed by financial guarantee insurers who were Baa rated.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  201      $  195       $  152      $  153
Due after one year through five years...       462         431          795         805
Due after five years through ten years..       724         664          658         660
Due after ten years.....................     1,406       1,405        1,145       1,145
                                            ------      ------       ------      ------
  Subtotal..............................     2,793       2,695        2,750       2,763
Mortgage-backed and asset-backed
  securities............................     1,904       1,630        1,572       1,565
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,697      $4,325       $4,322      $4,328
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................  $(372)     $  6      $ 21
Equity securities....................................     (4)       (1)       --
Derivatives..........................................      1        (3)       (2)
Short-term investments...............................   (100)       --        --
                                                       -----      ----      ----
  Subtotal...........................................   (475)        2        19
                                                       -----      ----      ----
Amounts allocated from:
DAC..................................................     53       (15)      (21)
Deferred income tax..................................    148         5         1
                                                       -----      ----      ----
  Subtotal...........................................    201       (10)      (20)
                                                       -----      ----      ----
Net unrealized investment gains (losses).............  $(274)     $ (8)     $ (1)
                                                       =====      ====      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----      ----      ----
                                                             (IN MILLIONS)
Balance, beginning of period.........................  $  (8)     $ (1)     $(44)
Unrealized investment gains (losses) during the
  year...............................................   (477)      (17)      (20)
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition..........     --        --        78
DAC..................................................     68         6         8
Deferred income tax..................................    143         4       (23)
                                                       -----      ----      ----
Balance, end of period...............................  $(274)     $ (8)     $ (1)
                                                       =====      ====      ====
Change in net unrealized investment gains (losses)...  $(266)     $ (7)     $ 43
                                                       =====      ====      ====



  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2008
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  637        $ 70         $544         $132        $1,181        $202
Residential mortgage-backed
  securities....................       235          68           60           24           295          92
U.S. Treasury/agency
  securities....................        --          --           --           --            --          --
Foreign corporate securities....       211          31           62           23           273          54
Commercial mortgage-backed
  securities....................       307          56           98           60           405         116
Asset-backed securities.........       250          45           64           40           314          85
Foreign government securities...        32           2           --           --            32           2
State and political subdivision
  securities....................        55          16            2            2            57          18
                                    ------        ----         ----         ----        ------        ----
  Total fixed maturity
     securities.................    $1,727        $288         $830         $281        $2,557        $569
                                    ======        ====         ====         ====        ======        ====
Equity securities...............    $    4        $  3         $  2         $  1        $    6        $  4
                                    ======        ====         ====         ====        ======        ====
Total number of securities in an
  unrealized loss position......       393                      263
                                    ======                     ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2007
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  693         $28         $322          $21        $1,015         $49
Residential mortgage-backed
  securities....................       240           6           54            1           294           7
U.S. Treasury/agency
  securities....................         7          --            5           --            12          --
Foreign corporate securities....       149           3           93            4           242           7
Commercial mortgage-backed
  securities....................        36           1          149            5           185           6
Asset-backed securities.........       107           5           50            4           157           9
Foreign government securities...        --          --           --           --            --          --
State and political subdivision
  securities....................        10          --           --           --            10          --
                                    ------         ---         ----          ---        ------         ---
  Total fixed maturity
     securities.................    $1,242         $43         $673          $35        $1,915         $78
                                    ======         ===         ====          ===        ======         ===
Equity securities...............    $    8         $--         $  2          $ 1        $   10         $ 1
                                    ======         ===         ====          ===        ======         ===
Total number of securities in an
  unrealized loss position......       273                      157
                                    ======                     ====



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more at:

                                                                DECEMBER 31, 2008
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
  Less than six months..................    $  782     $821       $ 63      $284       172          4
  Six months or greater but less than
     nine months........................       338       35         29        23        81         12
  Nine months or greater but less than
     twelve months......................       469       79         64        42        56         16
  Twelve months or greater..............       597        5         60         4       130         --
                                            ------     ----       ----      ----
     Total..............................    $2,186     $940       $216      $353
                                            ======     ====       ====      ====
EQUITY SECURITIES:
  Less than six months..................    $   --     $ 10       $ --      $  4        --        193
  Six months or greater but less than
     nine months........................        --       --         --        --        --         --
  Nine months or greater but less than
     twelve months......................        --       --         --        --        --         --
  Twelve months or greater..............        --       --         --        --        --         --
                                            ------     ----       ----      ----
     Total..............................    $   --     $ 10       $ --      $  4
                                            ======     ====       ====      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
  Less than six months..................    $  712      $34       $ 9        $ 8       148        10
  Six months or greater but less than
     nine months........................       360       --        17         --        81        --
  Nine months or greater but less than
     twelve months......................       178       --         9         --        38        --
  Twelve months or greater..............       709       --        35         --       156        --
                                            ------      ---       ---        ---
     Total..............................    $1,959      $34       $70        $ 8
                                            ======      ===       ===        ===
EQUITY SECURITIES:
  Less than six months..................    $    8      $--       $--        $--         2        --
  Six months or greater but less than
     nine months........................        --       --        --         --        --        --
  Nine months or greater but less than
     twelve months......................        --       --        --         --        --        --
  Twelve months or greater..............         3       --         1         --         1        --
                                            ------      ---       ---        ---
     Total..............................    $   11      $--       $ 1        $--
                                            ======      ===       ===        ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $216 million and $70 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008, there were no unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost. At December 31, 2007, $1 million of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 9% of the cost of such securities.

     At December 31, 2008, $353 million and $4 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 40% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $353 million and $4 million, $284 million and $4 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


than six months. At December 31, 2007, $8 million of unrealized losses related to fixed maturity securities, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 24% of the cost or amortized cost of such fixed maturity securities, all of which were in an unrealized loss position for a period of less than six months. At December 31, 2007 there were no equity securities with an unrealized loss of 20% or more.

     The Company held one fixed maturity security, with a gross unrealized loss of greater than $10 million at December 31, 2008. The fixed maturity security represented 2%, or $12 million in the aggregate, of the gross unrealized loss on fixed maturity securities. There were no equity securities with an unrealized loss of over $10 million at December 31, 2008. The Company held no fixed maturity or equity securities with a gross unrealized loss of greater than $10 million at December 31, 2007. The one fixed maturity security with a gross unrealized loss greater than $10 million was included in the regular evaluation of whether such security is other-than-temporarily impaired. Based upon the Company's current evaluation of that security in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity security with an unrealized loss for a period of time sufficient for it to recover, the Company has concluded that the one security is not other-than-temporarily impaired.

     At December 31, 2008, $4 million of unrealized losses related to equity securities with an unrealized loss of 20% or more for less than six months. Of such losses, $1 million related to financial services investment grade non-redeemable preferred securities that are rated A or higher and $3 million were on consumer industry holdings.

     There were no equity securities with an unrealized loss of 20% or more for six months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $573 billion and $79 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                                2008    2007
                                                               -----   -----
SECTOR:
  U.S. corporate securities..................................    35%     62%
  Commercial mortgage-backed securities......................    20       8
  Residential mortgage-backed securities.....................    16       9
  Asset-backed securities....................................    15      11
  Foreign corporate securities...............................     9       9
  Other......................................................     5       1
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    36%     17%
  Finance....................................................    19      38
  Asset-backed...............................................    15      11
  Utility....................................................    10       9
  Consumer...................................................     7       1
  Industrial.................................................     4      22
  Other......................................................     9       2
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2008   2007    2006
                                                        ----   ----   -----
                                                           (IN MILLIONS)
Fixed maturity securities.............................  $(30)  $(13)  $ (25)
Mortgage loans on real estate.........................    (5)    (1)      1
Freestanding derivatives..............................    79      4     (13)
Embedded derivatives..................................   740    249     (70)
Other.................................................    (1)    --      --
                                                        ----   ----   -----
Net investment gains (losses).........................  $783   $239   $(107)
                                                        ====   ====   =====



     See Note 6 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                         2008      2007      2006
                                                       -------   -------   -------
                                                              (IN MILLIONS)
Proceeds.............................................   $1,202     $958     $1,759
                                                        ======     ====     ======
Gross investment gains...............................       15       24          7
                                                        ------     ----     ------
Gross investment losses..............................      (28)     (37)       (32)
                                                        ------     ----     ------
Writedowns
  Credit-related.....................................      (15)      --         --
  Other than credit-related(1).......................       (2)      --         --
                                                        ------     ----     ------
  Total writedowns...................................      (17)      --         --
                                                        ------     ----     ------
Net investment gains (losses)........................   $  (30)    $(13)    $  (25)
                                                        ======     ====     ======



--------

   (1) Other-than credit-related writedowns include fixed maturity securities where an interest-rate related writedown was taken.

     There were no proceeds from the sale or disposal of equity securities for the years ended December 31, 2008 and 2007. There was $1 million in proceeds from the sale or disposal of equity securities for the year ended December 31, 2006.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $17 million for the year ended December 31, 2008. Overall, of the $17 million of fixed maturity securities writedowns in 2008; $14 million were on financial services industry securities holdings; $1 million on communication industry holdings; and $2 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline. There were no writedowns recorded during 2007 and 2006 for other-than-temporarily impaired fixed maturity securities.

     There were no writedowns on equity securities during 2008, 2007 and 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Fixed maturity securities............................   $268      $251      $244
Equity securities....................................      1         1        --
Mortgage loans on real estate........................     23        29        32
Policy loans.........................................      2         3         2
Other limited partnership interests..................    (23)       (3)        1
Cash, cash equivalents and short-term investments....      9        14        13
                                                        ----      ----      ----
Total investment income..............................    280       295       292
Less: Investment expenses............................     27        51        50
                                                        ----      ----      ----
Net investment income................................   $253      $244      $242
                                                        ====      ====      ====



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $23 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets.

     Affiliated investment expenses, included in the table above, were $2 million for each of the years ended December 31, 2008, 2007 and 2006. See
"-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $636 million and $881 million and an estimated fair value of $750 million and $893 million were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $772 million and $917 million at December 31, 2008 and 2007, respectively. Of this $772 million of cash collateral at December 31, 2008, $199 million was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $437 million and $136 million, respectively, were due within 30 days and 60 days. Of the $190 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $89 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage -- backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $687 million at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Security collateral of $15 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008, may not be sold or repledged and is not reflected in the financial statements. There was no security collateral on deposit at December 31, 2007.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $7 million and $6 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................   $240       63%     $286       70%
Agricultural mortgage loans...................    140       37       121       30
                                                 ----      ---      ----      ---
  Total.......................................    380      100%      407      100%
                                                 ====      ===      ====      ===
Less: Valuation allowances....................      4                  2
                                                 ----               ----
  Total mortgage loans on real estate.........   $376               $405
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2008, 29%, 11% and 7% of the value of the Company's mortgage loans on real estate were located in California, Rhode Island and Georgia, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance at January 1,.................................   $ 2       $ 1       $ 2
Additions.............................................     5         2        --
Deductions............................................    (3)       (1)       (1)
                                                         ---       ---       ---
Balance at December 31,...............................   $ 4       $ 2       $ 1
                                                         ===       ===       ===



     The Company had no impaired mortgage loans at December 31, 2008. The Company had $18 million of impaired mortgage loans, net of $1 million of valuation allowances, at December 31, 2007. The average investment on impaired mortgage loans was $9 million and $4 million for the years ended December 31, 2008 and 2007, respectively. There was no interest income on impaired mortgage loans for the year ended December 31, 2008. Interest income on impaired mortgage loans was $1 million for the year ended December 31, 2007. There were no investments in impaired mortgage loans for the year ended December 31, 2006.

     There was no investment in restructured loans at December 31, 2008 and 2007.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     There were no mortgage loans with scheduled payments of 90 days or more past due on which interest is still accruing at both December 31, 2008 and 2007. There were no mortgage loans on which interest no longer accrued at both December 31, 2008 and 2007. There were no mortgage loans in foreclosure at both December 31, 2008 and 2007.

  REAL ESTATE JOINT VENTURES

     Real estate joint ventures held-for-investment were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $21      72.4%     $ 8      61.5%
Real estate investment funds..................      6      20.7        2      15.4
Retail........................................      2       6.9        3      23.1
                                                  ---      ----      ---      ----
  Total real estate joint ventures............    $29       100%     $13       100%
                                                  ===      ====      ===      ====



     The Company's real estate joint ventures are located in the United States. At December 31, 2008, 76% and 3% of the Company's real estate joint ventures were located in California and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $271 million and $200 million at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 were $71 million and $86 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007, and 2006, net investment income (loss) from other limited partnership interests was ($23) million, ($3) million and $1 million and included ($21) million, ($4) million and $1 million, respectively, related to hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $20 million for the year ended 2008, due to volatility in the equity and credit markets.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................    $125      96.9%     $26     100.0%
Tax credit partnerships.......................       4       3.1       --        --
                                                  ----     -----      ---     -----
  Total.......................................    $129     100.0%     $26     100.0%
                                                  ====     =====      ===     =====



     See Note 3 regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                                DECEMBER 31, 2008
                                                             -----------------------
                                                                           MAXIMUM
                                                              CARRYING   EXPOSURE TO
                                                             AMOUNT(1)     LOSS(2)
                                                             ---------   -----------
                                                                  (IN MILLIONS)
     Fixed maturity securities, available-for-sale: (3)
       Foreign corporate securities........................     $ 22         $ 22
     Other limited partnership interests (4)...............      168          288
                                                                ----         ----
       Total...............................................     $190         $310
                                                                ====         ====



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

     As discussed in Note 9, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $1,562 million and $480 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $8 million, $12 million and $9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer any invested assets to or from affiliates during the year ended December 31, 2008. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, for 2007 and 2006 are as follows:

                                                                      YEARS ENDED
                                                                     DECEMBER 31,
                                                                    --------------
                                                                    2007      2006
                                                                    ----      ----
                                                                     (IN MILLIONS)
     Estimated fair value of assets transferred to affiliates.....  $265       $65
     Amortized cost of assets transferred to affiliates...........  $265       $66
     Net investment gains (losses) recognized on transfers........  $ --       $(1)
     Estimated fair value of assets transferred from affiliates...  $255       $43

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $   --     $ --        $--        $   10      $--        $--
Interest rate floors............    2,000      114         --         2,000       26         --
Interest rate caps..............       --       --         --         1,000       --         --
Financial futures...............      100        2         --           150       --          2
Foreign currency swaps..........       40        9          2            26       --          5
Financial forwards..............       --       --         --            20       --         --
Credit default swaps............       62       --          1            48       --         --
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $2,202     $125        $ 3        $3,254      $26        $ 7
                                   ======     ====        ===        ======      ===        ===



     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......    $ --             $--                $   --           $--      $   --
Interest rate floors.....      --              --                 2,000            --       2,000
Interest rate caps.......      --              --                    --            --          --
Financial futures........     100              --                    --            --         100
Foreign currency swaps...      --              13                     3            24          40
Financial forwards.......      --              --                    --            --          --
Credit default swaps.....      --              40                    22            --          62
                             ----             ---                ------           ---      ------
  Total..................    $100             $53                $2,025           $24      $2,202
                             ====             ===                ======           ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--        $    4      $--        $--
Cash flow.......................        4        1         --             4       --         --
Non-qualifying..................    2,198      124          3         3,246       26          7
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $2,202     $125        $ 3        $3,254      $26        $ 7
                                   ======     ====        ===        ======      ===        ===



     The Company recognized insignificant net investment income from qualifying hedge settlement payments for the years ended December 31, 2008, 2007 and 2006.

     The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2008. The Company recognized $1 million of net investment losses from non-qualifying hedge settlement payments for both the years ended December 31, 2007 and 2006.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008, 2007 and 2006. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008, 2007 and 2006.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company utilizes foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments. The Company designates and accounts for these foreign currency swaps as cash flow hedges when they have met the requirements of SFAS 133.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2008, 2007 and 2006, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007 and 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2008   2007   2006
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January 1,..   $(3)   $(2)   $(3)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....     1     (1)     2
Amounts reclassified to net investment gains (losses)....    --     --     (1)
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(2)   $(3)   $(2)
                                                            ===    ===    ===



     At December 31, 2008, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge its exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; and (vi) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................   $79    $5    $(12)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation, and certain guaranteed minimum income riders and ceded reinsurance written on a funds withheld basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefit riders....................  $2,038   $376
Call options in equity securities..........................      (4)    --
                                                             ------   ----
Net embedded derivatives within asset host contracts.......  $2,034   $376
                                                             ======   ====
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefit riders...................  $1,102   $201
Other......................................................     (27)    --
                                                             ------   ----
Net embedded derivatives within liability host contracts...  $1,075   $201
                                                             ======   ====



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)(1),(2)...................  $740   $249   $(70)


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $585 million in connection with this adjustment.

   (2) See Note 6 for discussion of affiliated net investment gains (losses) included in the table above.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 12 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $116 million and $11 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company has exchange-traded futures which require the pledging of collateral. At December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2007, the Company pledged securities collateral for exchange-traded futures of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31,

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


2008 the Company provided cash collateral for exchange-traded futures of $2 million which is included in premiums and other receivables. At December 31, 2007, the Company did not provide any cash collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $32 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                             DECEMBER 31, 2008
                                         ---------------------------------------------------------
RATING AGENCY DESIGNATION OF              FAIR VALUE OF      MAXIMUM AMOUNT OF         WEIGHTED
REFERENCED                               CREDIT DEFAULT    FUTURE PAYMENTS UNDER     AVERAGE YEARS
CREDIT OBLIGATIONS(1)                         SWAPS       CREDIT DEFAULT SWAPS(2)   TO MATURITY(3)
----------------------------             --------------   -----------------------   --------------
                                                               (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)......................         $--                  $ 3                   5.0
  Credit default swaps referencing
     indices..........................          --                   29                   4.0
                                               ---                  ---
     Subtotal.........................          --                   32                   4.1
Baa
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
Ba
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
B
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
Caa and lower
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
In or near default
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
                                               ---                  ---
                                               $--                  $32                   4.1
                                               ===                  ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2006....................................      $1,200
  Capitalizations.............................................         472
                                                                    ------
     Subtotal.................................................       1,672
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................         (34)
     Other expenses...........................................         181
                                                                    ------
       Total amortization.....................................         147
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (8)
                                                                    ------
Balance at December 31, 2006..................................       1,533
  Capitalizations.............................................         556
                                                                    ------
     Subtotal.................................................       2,089
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................          77
     Other expenses...........................................         212
                                                                    ------
       Total amortization.....................................         289
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (6)
                                                                    ------
Balance at December 31, 2007..................................       1,806
  Capitalizations.............................................         717
                                                                    ------
     Subtotal.................................................       2,523
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................         115
     Other expenses...........................................         394
                                                                    ------
       Total amortization.....................................         509
                                                                    ------
  Less: Unrealized investment gains (losses)..................         (68)
                                                                    ------
Balance at December 31, 2008..................................      $2,082
                                                                    ======



     Amortization of DAC is attributed to investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC that would have been amortized if such gains and losses had been recognized.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC by reporting unit is as follows:

                                                                   DECEMBER 31,
                                                                 ---------------
                                                                  2008     2007
                                                                 ------   ------
                                                                  (IN MILLIONS)
     Traditional life..........................................  $  160   $   99
     Variable & universal life.................................     730      574
     Annuities.................................................   1,192    1,133
                                                                 ------   ------
       Total...................................................  $2,082   $1,806
                                                                 ======   ======



5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                             FUTURE       POLICYHOLDER         OTHER
                                             POLICY         ACCOUNT         POLICYHOLDER
                                            BENEFITS        BALANCES           FUNDS
                                          -----------   ---------------   ---------------
                                          2008   2007    2008     2007     2008     2007
                                          ----   ----   ------   ------   ------   ------
                                                           (IN MILLIONS)
     Traditional life...................  $217   $140   $   --   $   --   $   23   $   12
     Variable & universal life..........   106     40    1,149      695    1,643    1,362
     Annuities..........................   567    264    7,557    4,794       --       --
                                          ----   ----   ------   ------   ------   ------
       Total............................  $890   $444   $8,706   $5,489   $1,666   $1,374
                                          ====   ====   ======   ======   ======   ======



     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $25 million and $29 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $0 and $97 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were $1.5 billion and $1.3 billion at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2008      2007      2006
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
     Balance at January 1,................................  $164      $166      $ --
     Contribution of VODA from MetLife....................    --        --       167
     Amortization.........................................    (4)       (2)       (1)
                                                            ----      ----      ----
     Balance at December 31,..............................  $160      $164      $166
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $5 million in 2009, $7 million in 2010, $8 million in 2011, $10 million in 2012 and $11 million in 2013.

     On September 30, 2006, the Company received a capital contribution from MetLife in the form of intangible assets related to VODA of $167 million, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively,

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


"Travelers"). The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................  $355      $276      $191
Capitalization.......................................   106       112       108
Amortization.........................................   (83)      (33)      (23)
                                                       ----      ----      ----
Balance at December 31,..............................  $378      $355      $276
                                                       ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $18.5 billion and $23.8 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $469 million, $423 million and $288 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2008                             2007
                                           ------------------------------   ------------------------------
                                               IN THE             AT            IN THE             AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
     Separate account value.............      $   9,721             N/A        $  11,337             N/A
     Net amount at risk(2)..............      $   2,813(3)          N/A        $      33(3)          N/A
     Average attained age of
       contractholders..................       62 years             N/A         62 years             N/A
  ANNIVERSARY CONTRACT VALUE OR MINIMUM
     RETURN
     Separate account value.............      $  10,095       $  13,217        $  12,796       $  16,143
     Net amount at risk(2)..............      $   4,044(3)    $   6,323(4)     $     269(3)    $     245(4)
     Average attained age of
       contractholders..................       63 years        61 years         62 years        61 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2008         2007
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $     795    $     449
  Net amount at risk(2)...............................   $  18,728(3) $  10,224(3)
  Average attained age of policyholders...............    54 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2006.....................       $ --            $ 3         $  3
Incurred guaranteed benefits...................         --              6            6
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2006...................         --              9            9
                                                      ----            ---         ----
Incurred guaranteed benefits...................         28             19           47
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2007...................         28             28           56
                                                      ----            ---         ----
Incurred guaranteed benefits...................        121             24          145
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2008...................       $149            $52         $201
                                                      ====            ===         ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $145 million, $45 million and $38 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $11,222   $20,429
  Balanced..............................................    4,875       605
  Money Market..........................................      712       301
  Bond..................................................      611       624
  Specialty.............................................       99       144
                                                          -------   -------
     Total..............................................  $17,519   $22,103
                                                          =======   =======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life policies the Company reinsures up to 90% of the mortality risk. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company reinsures 100% of the living and death benefit riders associated with variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on the rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     In addition to reinsuring mortality risk, as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
PREMIUMS:
  Direct premiums....................................  $ 259     $ 188     $  87
  Reinsurance assumed................................     15        17        20
  Reinsurance ceded..................................   (130)      (51)      (18)
                                                       -----     -----     -----
     Net premiums....................................  $ 144     $ 154     $  89
                                                       =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees.....................................  $ 746     $ 627     $ 406
  Reinsurance assumed................................    196       119       120
  Reinsurance ceded..................................   (308)     (178)     (109)
                                                       -----     -----     -----
     Net universal life and investment-type product
       policy fees...................................  $ 634     $ 568     $ 417
                                                       =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims............  $ 677     $ 267     $ 116
  Reinsurance assumed................................     19        18        11
  Reinsurance ceded..................................   (312)      (93)      (40)
                                                       -----     -----     -----
     Net policyholder benefits and claims............  $ 384     $ 192     $  87
                                                       =====     =====     =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
  Deposit recoverables....................................  $   98   $   73
  Future policy benefit recoverables......................      75       49
  Claim recoverables......................................      14       --
  All other recoverables..................................       1        1
                                                            ------   ------
     Total................................................  $  188   $  123
                                                            ======   ======
AFFILIATED RECOVERABLES:
  Deposit recoverables....................................  $3,018   $1,885
  Future policy benefit recoverables......................   2,961      779
  Claim recoverables......................................      11        6
  All other recoverables..................................     197       19
                                                            ------   ------
     Total................................................  $6,187   $2,689
                                                            ======   ======



     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with funds withheld accounts. At December 31, 2008, the Company has $98 million of unaffiliated recoverable balances secured by funds withheld accounts. All of the affiliated reinsurance recoverable balances are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $137 million, or 73%, of its total unaffiliated reinsurance recoverable balance of $188 million at December 31, 2008. Of these reinsurance recoverable balances, $98 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $114 million and $77 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $2.5 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and MetLife Reinsurance Company of Vermont ("MRV"). The Company had reinsurance agreements with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008, this arrangement was modified via a novation as explained in detail below. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife. in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Assumed premiums........................................  $ 15   $ 17    $20
Assumed fees, included in universal life and investment-
  type product policy fees..............................  $196   $119    $96
Assumed benefits, included in policyholder benefits and
  claims................................................  $ 19   $ 18    $11
Assumed benefits, included in interest credited to
  policyholder account balances.........................  $ 57   $ 53    $49
Assumed acquisition costs, included in other expenses...  $ 97   $ 39    $58
Ceded premiums..........................................  $117   $ 43    $12
Ceded fees, included in universal life and investment-
  type product policy fees..............................  $312   $161    $80
Amortization of unearned revenue associated with
  experience refund, included in universal life and
  investment-type product policy fees...................  $ 38   $ --    $--
Income from deposit contracts, included in other
  revenues..............................................  $ 83   $ 85    $68
Ceded benefits, included in policyholder benefits and
  claims................................................  $264   $ 74    $32
Ceded benefits, included in interest credited to
  policyholder account balances.........................  $ 22   $ --    $--
Interest costs on ceded reinsurance, included in other
  expenses..............................................  $ 15   $(19)   $33


     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit riders issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit riders. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss.

     The embedded derivatives assumed are included within policyholder account balances and were liabilities of $97 million at December 31, 2007. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $170 million, ($113) million, and $57 million, respectively, in changes in fair value of such embedded derivatives. The embedded derivatives associated with the retrocession are included within premiums and other receivables at December 31, 2007. The assumption was offset by the retrocession resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $2,038 million and $279 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $1,759 million, $363 million and ($101) million, respectively, in changes in fair value of such embedded derivatives.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. As a result of the recapture, the Company received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. The Company transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million at December 31, 2007.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and 2008 by the Company. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, the Company recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million at December 31, 2007. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $27 million at December 31, 2008. The change in fair value of the embedded derivative, included in net investment gains (losses), was $27 million for the year ended December 31, 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from MRV during the first several years of the reinsurance agreement. During 2008, the experience refund reduced the funds withheld by the Company from MRV by $259 million and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. During 2008, the amortization of the unearned revenue associated with the experience refund was $38 million and is included in universal life and investment-type product policy fees in the statement of income. At December 31, 2008 the unearned revenue relating to the experience refund was $221 million and is included in other policy holder funds in the balance sheet.

7.  LONG-TERM DEBT -- AFFILIATED

     At December 31, 2008, the Company had no outstanding long-term debt.

     At December 31, 2007, MetLife was the holder of a surplus note issued by the Company in the amount of $400 million with a fixed interest rate of 7.349% and due in 2035. At December 31, 2007, MLIG was the holder of two surplus notes issued by the Company in the amounts of $25 million and $10 million, with fixed interest rates of 5.0% and LIBOR plus 0.75%, respectively. These surplus notes could be redeemed in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner"). In June 2008, the Company, with prior approval of the Delaware Commissioner, repaid each of these surplus notes totaling $435 million with total accrued interest of $5 million to the respective holder.

     Interest expense related to the Company's indebtedness, included in other expenses, was $13 million, $31 million and $31 million for the years ended December 31, 2008, 2007 and 2006, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2008   2007   2006
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(131)  $ 20   $(90)
  State and local......................................     --     (1)    --
                                                         -----   ----   ----
  Subtotal.............................................   (131)    19    (90)
                                                         -----   ----   ----
Deferred:
  Federal..............................................    280     85     95
  State and local......................................     --     --     (2)
                                                         -----   ----   ----
  Subtotal.............................................    280     85     93
                                                         -----   ----   ----
Provision for income tax...............................  $ 149   $104   $  3
                                                         =====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $174   $129   $ 22
Tax effect of:
  Tax-exempt investment income.........................   (21)   (19)   (13)
  Prior year tax.......................................    (2)     1     (5)
  State tax, net of federal benefit....................    --     --     (1)
  Assignment fee.......................................    --     (6)    --
  Other, net...........................................    (2)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $149   $104   $  3
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              -------------
                                                              2008     2007
                                                              ----     ----
                                                              (IN MILLIONS)
Deferred income tax assets:
  Net unrealized investment losses..........................  $148     $  5
  Loss and credit carryforwards.............................    88        6
  Policyholder liabilities and receivables..................    --      220
  Other.....................................................     2       --
                                                              ----     ----
                                                               238      231
                                                              ----     ----
Deferred income tax liabilities:
  DAC.......................................................   617      549
  Policyholder liabilities and receivables..................    64       --
  Investments, including derivatives........................    21        9
                                                              ----     ----
                                                               702      558
                                                              ----     ----
Net deferred income tax liability...........................  $464     $327
                                                              ====     ====



     The Company has net operating loss carryovers of $171 million at December 31, 2008 which will begin expiring in 2023. The Company has capital loss carryovers of $57 million at December 31, 2008 which will begin expiring in 2011. The Company has tax credit carryovers of $8 million at December 31, 2008 which begin expiring in 2017.

     The Company has not recorded a valuation allowance against the deferred tax asset of $148 million recognized in connection with unrealized losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $21 million and $19 million, respectively, related to the separate account DRD.

     The Company joined MICC's includable affiliates in filing a consolidated federal income tax return beginning October 11, 2006. Prior to this date the Company joined MetLife's includable affiliates in filing a consolidated federal income tax return. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income
(loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates include $137 million and $17 million from MICC for 2008 and 2007, respectively, and $90 million from MICC and $34 million from MetLife, respectively, for 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $1 million. The related asset for premium tax offsets was $1 million at both December 31, 2008 and 2007, for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. At both December 31, 2008 and 2007, the Company maintained an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $452 million and $291 million at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3 million and $8 million at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $12 million and $1 million at December 31, 2008 and 2007, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2008 and 2007 for indemnities, guarantees and commitments was insignificant.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $32 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     See Note 3 for disclosures related to credit default swap obligations.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $985 million, $250 million and $150 million from MICC during the years ended December 31, 2008, 2007 and 2006, respectively. On February 18, 2009, the Company received a cash contribution of $25 million from MICC. On March 30, 2009, the Company received an additional cash contribution of $550 million from MICC.

     On September 30, 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in
Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance transactions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     The Company, domiciled in Delaware, applied to its state insurance regulator and was permitted to admit the lesser of the amount of deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the Company's minimum statutory capital requirement was reduced by $17 million as of December 31, 2008.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $482 million, $1.1 billion and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $761 million and $584 million at December 31, 2008 and 2007, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2008, 2007 and 2006. Because the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Delaware Commissioner in 2009.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2008   2007   2006
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year.............................................  $(494)  $(27)  $(43)
Income tax effect of holding gains (losses)............    173      9     15
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.......................................     28     12     24
  Amortization of premiums and accretion of discounts
     associated with investments.......................    (11)    (2)    (1)
  Income tax effect....................................     (6)    (3)    (8)
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts...............     68      6     86
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts...............    (24)    (2)   (30)
                                                         -----   ----   ----
Other comprehensive income (loss)......................  $(266)  $ (7)  $ 43
                                                         =====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Compensation.........................................  $  74     $  66     $  46
Commissions..........................................    546       432       418
Affiliated interest expense on debt..................     13        31        31
Amortization of DAC..................................    509       289       147
Capitalization of DAC................................   (717)     (556)     (472)
Insurance tax........................................     24        20        12
Other................................................    363       255       176
                                                       -----     -----     -----
  Total other expenses...............................  $ 812     $ 537     $ 358
                                                       =====     =====     =====



  AMORTIZATION AND CAPITALIZATION OF DAC

     See Note 4 for a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  AFFILIATED EXPENSES

     For the years ended December 31, 2008, 2007 and 2006, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 6, 7 and 13 for discussion of affiliated expenses included in the table above.

12.  FAIR VALUE

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
DECEMBER 31, 2007                                            (IN MILLIONS)
ASSETS:
  Fixed maturity securities......................              $4,328      $4,328
  Equity securities..............................              $   10      $   10
  Mortgage loans on real estate..................              $  405      $  413
  Policy loans...................................              $   39      $   39
  Short-term investments.........................              $  483      $  483
  Cash and cash equivalents......................              $   91      $   91
  Accrued investment income......................              $   54      $   54
LIABILITIES:
  Policyholder account balances(1)...............              $4,794      $4,630
  Long-term debt -- affiliated...................              $  435      $  409
  Payables for collateral under securities loaned
     and other transactions......................              $  928      $  928
COMMITMENTS:(2)
  Mortgage loan commitments......................     $8       $   --      $   (1)
  Commitments to fund private corporate bond
     investments.................................     $1       $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate, Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments-- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund private corporate bond investments, the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Long-term Debt -- The estimated fair value of affiliated long-term debt is determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, interest rate, credit default and foreign currency swaps, interest rate caps and floors, are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
DECEMBER 31, 2008                                            (IN MILLIONS)
ASSETS:
  Fixed maturity securities......................              $ 4,325     $ 4,325
  Equity securities..............................              $     7     $     7
  Mortgage loans on real estate..................              $   376     $   373
  Policy loans...................................              $    41     $    42
  Real estate joint ventures held for
     investment(1)...............................              $     6     $     5
  Other limited partnership interests(1).........              $    11     $    11
  Short-term investments.........................              $ 1,581     $ 1,581
  Other invested assets(2).......................   $2,146     $   125     $   125
  Cash and cash equivalents......................              $   525     $   525
  Accrued investment income......................              $    54     $    54
  Premiums and other receivables(1)..............              $ 3,118     $ 2,742
  Net embedded derivatives within asset host
     contracts(3)................................              $ 2,038     $ 2,038
  Separate account assets........................              $18,517     $18,517
LIABILITIES:
  Policyholder account balances(1)...............              $ 5,142     $ 4,403
  Payables for collateral under securities loaned
     and other transactions......................              $   888     $   888
  Other liabilities:(1)..........................
     Derivative liabilities......................   $   56     $     3     $     3
     Other.......................................              $    98     $    98
  Separate account liabilities(1)................              $   892     $   892
  Net embedded derivatives within liability host
     contracts(3)................................              $ 1,075     $ 1,075
COMMITMENTS:(4)
  Mortgage loan commitments......................   $    3     $    --     $    (1)
  Commitments to fund private corporate bond
     investments.................................   $   12     $    --     $    --

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also include embedded derivatives of ($4) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are primarily carried at amortized cost within the financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures Held-for-Investment and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures held-for-investment included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheet represents investments in real estate joint ventures held-for-investment and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures held-for-investment accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheet is principally comprised of freestanding derivatives with positive estimated fair values -- which are more fully described in the respectively labeled section which follows -- and investments in tax credit partnerships. Investments in tax credit partnerships are not financial instruments subject to fair value disclosure and have been excluded from the preceding table.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheet in accordance with SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheet is principally comprised of freestanding derivatives with negative fair value; taxes payable; obligations for employee-related benefits; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair values of derivatives -- with positive and negative estimated fair values - and embedded derivatives within asset and liability host contracts are described in the respectively labeled sections which follow.

     The remaining other amounts included in the table above consist of funds withheld under reinsurance contracts that are recognized using the deposit method of accounting, which satisfy the definition of financial instruments

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


subject to disclosure. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under Institutional retirement and savings products.

     Separate account liabilities -- whether related to investment or insurance contracts -- are recognized in the balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, and ceded variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The Company had assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. These risks were fully retroceded to the same affiliated reinsurance company.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Effective December 31, 2008, this arrangement was modified via a novation to the affiliate that served as retrocessionaire. As a result of this novation, the Company is no longer assuming or ceding any liabilities related to this block of business.

     The estimated fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in ''-- Fixed Maturity and Equity Securities", and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                               DECEMBER 31, 2008
                                      ------------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                      ------------------   -----------------   ------------   ----------
                                                                 (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $    --              $1,466           $   65        $ 1,531
  Residential mortgage-backed
     securities.....................             --                 904                2            906
  U.S. Treasury/agency securities...            365                 224               --            589
  Foreign corporate securities......             --                 372               48            420
  Commercial mortgage-backed
     securities.....................             --                 405               --            405
  Asset-backed securities...........             --                 270               49            319
  Foreign government securities.....             --                  82               --             82
  State and political subdivision
     securities.....................             --                  73               --             73
                                            -------              ------           ------        -------
     Total fixed maturity
       securities...................            365               3,796              164          4,325
                                            -------              ------           ------        -------
Equity securities:
  Non-redeemable preferred stock....             --                  --                7              7
                                            -------              ------           ------        -------
     Total equity securities........             --                  --                7              7
                                            -------              ------           ------        -------
Short-term investments..............             19               1,562               --          1,581
Derivative assets(1)................              1                 124               --            125
Net embedded derivatives within
  asset host contracts(2)...........             --                  --            2,038          2,038
Separate account assets(3)..........         18,517                  --               --         18,517
                                            -------              ------           ------        -------
     Total assets...................        $18,902              $5,482           $2,209        $26,593
                                            =======              ======           ======        =======
LIABILITIES
Derivative liabilities(1)...........        $    --              $    3           $   --        $     3
Net embedded derivatives within
  liability host contracts(2).......             --                  --            1,075          1,075
                                            -------              ------           ------        -------
     Total liabilities..............        $    --              $    3           $1,075        $ 1,078
                                            =======              ======           ======        =======



--------

   (1) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the balance sheet, but are presented net for purposes of the rollforward in the following tables.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($4) million.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded interest rate futures. Separate account assets classified within this level principally include mutual funds.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include certain U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities and asset-backed securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, foreign currency swaps and credit default swaps.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; and asset-backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                         -----------------------------------------------------------------------------------------------
                                                                     TOTAL
                                                              REALIZED/UNREALIZED
                                                                GAINS (LOSSES)
                                                                 INCLUDED IN:
                                                            ----------------------   PURCHASES,
                           BALANCE,    IMPACT OF   BALANCE,              OTHER         SALES,      TRANSFER IN  BALANCE,
                         DECEMBER 31,   SFAS 157  BEGINNING EARNINGS COMPREHENSIVE  ISSUANCES AND   AND/OR OUT   END OF
                             2007     ADOPTION(1) OF PERIOD  (2, 3)  INCOME (LOSS) SETTLEMENTS(4) OF LEVEL 3(5)  PERIOD
                         ------------ ----------- --------- -------- ------------- -------------- ------------- --------
                                                                  (IN MILLIONS)
Fixed maturity
  securities............     $262         $--        $262     $(13)       $(54)         $(32)          $ 1        $164
Equity securities.......        4          --           4       --          (3)           --             6           7
Net embedded
  derivatives(6)........      175          95         270      647          --            46            --         963

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $31 million resulting in a net impact of $64 million. This net impact of $64 million along with a $1 million reduction in the estimated fair value of Level 2 freestanding derivatives results in a total impact of adoption of SFAS 157 of $63 million.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/(losses). Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/(losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains/(losses).

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and (losses) (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                                TOTAL GAINS AND LOSSES
                                                      -----------------------------------------
                                                        CLASSIFICATION OF REALIZED/UNREALIZED
                                                                        GAINS
                                                            (LOSSES) INCLUDED IN EARNINGS
                                                      -----------------------------------------
                                                          NET               NET
                                                      INVESTMENT        INVESTMENT
                                                        INCOME        GAINS (LOSSES)      TOTAL
                                                      ----------      --------------      -----
                                                                    (IN MILLIONS)
Fixed maturity securities.........................        $--              $(13)           $(13)
Equity securities.................................         --                --              --
Net embedded derivatives..........................         --               647             647


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                         CHANGE IN UNREALIZED GAINS (LOSSES)
                                                       RELATING TO ASSETS AND LIABILITIES HELD
                                                                 AT DECEMBER 31, 2008
                                                      -----------------------------------------
                                                          NET               NET
                                                      INVESTMENT        INVESTMENT
                                                        INCOME        GAINS (LOSSES)      TOTAL
                                                      ----------      --------------      -----
                                                                    (IN MILLIONS)
Fixed maturity securities.........................        $--              $(12)           $(12)
Equity securities.................................         --                --              --
Net embedded derivatives..........................         --               649             649

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     During the year ended December 31, 2008, the Company recorded impairments on certain mortgage loans using estimated fair value based on independent broker quotations, or, if the loans were in foreclosure or were otherwise determined to be collateral dependent, on the value of the underlying collateral. All such mortgage loans were sold during the year and at December 31, 2008, the Company did not have mortgage loans carried at estimated fair value. Included within net investment gains (losses) are net impairments for mortgage loans of $1 million for the year ended December 31, 2008.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $133 million, $149 million and $95 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $83 million, $76 million and $62 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $152 million, $121 million and $96 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $307 million, $379 million and $286 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $32 million, $36 million and $33 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $60 million, $62 million and $45 million, included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $108 million and $27 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These receivables exclude affiliated reinsurance balances discussed in Note 6. See Notes 2, 7 and 8 for additional related party transactions.

14.  SUBSEQUENT EVENTS

     See Note 10 for information regarding subsequent events.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.




b.            Exhibits
              --

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (5)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (5)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (9)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (11)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (8010 11/00)) (1)

     (ii)     Death Benefit Rider - (Principal Protection) (Form 7015 (11/00)) (1)

     (iii)    Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)

     (iiv)    Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00))
              (1)

     (vi)     Terminal Illness Rider (Form 7022 (11/00)) (1)

     (vii)    Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)

     (viii)   Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (2)

     (ix)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (5)

     (x)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) ( 5)

     (xi)     401(a)/403(a) Plan Endorsement 8025.1 (9/02) (5)

     (xii)    Tax Sheltered Annuity Endorsement 8026.1 (9/02) (5)

     (xiii)   Simple Individual Retirement Annuity Endorsement 8276 (9/02) (5)

     (xiv)    Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)

     (xv)     Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
              8028-4 (11/05) (7)


     (xvi)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)

     (xvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (9)

     (xviii)   Form of Contract Schedule [LWG I, et al.] 8028-5 (6/06) (9)

     (xvix)    Form of Contract Schedule [M & E] 8028-1 (2/07) - PEIV (4)

     (xx)      Fixed Account Rider 8012 (11/00) (11)

5.             Form of Variable Annuity Application 8401 (8/06) APPVA-USA PE4 507 (4)

6.   (i)       Copy of Restated Articles of Incorporation of the Company (5)

     (ii)      Copy of the Bylaws of the Company (5)

     (iii)     Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

     (iv)      Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

     (v)       Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (5)

     (vi)      Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (5)

     (vii)     Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (5)

     (viii)    Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
               (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (5)

7.   (i)       Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
               Insurance Company (3)

     (ii)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
               Reassurance Company, Ltd. (3)

     (iii)     Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
               Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (16)

8.   (i)       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
               Life Insurance Company and MetLife Investors USA Insurance Company (effective 07-01-04) (8)

     (ii)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
               Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (5)

     (iii)     (a) Fund Participation Agreement Among MetLife Investors USA Insurance Company, American Funds
               Insurance Series and Capital Research and Management Company (effective 04-29-03) and First
               Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05) (10)

               (b) Second Amendment to Fund Participation Agreement Among MetLife Investors USA Insurance
               Company, American Funds Insurance Series and Capital Research and Management Company dated
               April 29, 2003, as amended November 1, 2005) (effective 01-01-07) (12)

     (iv)      (a) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/
               Templeton Distributors, Inc., MetLife Investors USA Insurance Company and MetLife Investors
               Distribution Company (effective 11-01-05) (10)

               (b) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance
               Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors USA Insurance Company and
               MetLife Investors Distribution Company (effective 04-30-07) (15)

     (v)       Participation Agreement Among Pioneer Variable Contracts Trust, MetLife Investors USA Insurance
               Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 11-01-05)
                    (10)

     (vi)      Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
               MetLife Investors USA Insurance Company (effective 11-01-05) (10)

     (vii)     Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
               Inc., Morgan Stanley Investment Management Inc., and MetLife Investors USA Insurance Company
               (effective 11-01-05) (10)

     (viii)    Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Asset Management,
               Van Kampen Funds Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (10)


          (ix)     Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation
                   and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective
                   11-01-05) (10)

          (x)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Securities, Inc. and MetLife Investors USA Insurance Company (effective 04-30-07) (11)

          (xi)     Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets, Inc. and
                   MetLife Investors USA Insurance Company (effective 11-1-05)(12)

          (xii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                   Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07)
                   (14)

          (xiii)   Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets
                   Inc. and MetLife Investors USA Insurance Company (effective 11-01-05) (filed herewith)

          (xiv)    Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                   MetLife Investors USA Insurance Company (effective 02-23-06) (filed herewith)

          (xv)     First Amendment to Participation Agreement (effective 12-01-01) Among Met Investors Series Trust,
                   Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                   Insurance Company (effective 02-01-08); and
                   Second Amendment to the Participation Agreement (effective 12-01-01) Among Met Investors Series
                   Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company, and MetLife Investors USA
                   Insurance Company (effective 05-01-09) (17)

          (xvi)    Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
                   Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
                   and MetLife Investors USA Insurance Company (effective 01-01-09) (filed herewith)

9.                 Opinion and Consent of Counsel (13)

10.                Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

11.                Not Applicable.

12.                Not Applicable.

13.                Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Bennett D. Kleinberg,
                   Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, George Foulke, Jeffrey A. Tupper and
                   James J. Reilly (filed herewith)

      (1)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (3)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (4)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                   333-137968 and 811-03365) filed electronically on December 22, 2006.

      (5)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (6)          incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
                   333-125753 and 811-03365) filed electronically on June 13, 2005.

      (7)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                   Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

      (8)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

      (9)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (10)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                   Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

   (11)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File
                   Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.


(12)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File
         Nos. 333-125756 and 811-03365) filed electronically on April 17, 2007.

(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
         Nos. 333-137968 and 811-03365) filed electronically on April 17, 2007.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File
         Nos. 333-137968 and 811-03365) filed electronically on October 31, 2007.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President and
  10 Park Avenue                      Chief Executive Officer
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Director, Vice President, Associate General Counsel
  5 Park Plaza                        and Secretary
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614


Name and Principal Business Address   Positions and Offices with Depositor

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty E. Davis                      Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Jeffrey N. Altman                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Roberto Baron                       Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  George Luecke                       Vice President, Annuity Finance
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                 Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Eric T. Steigerwalt                 Treasurer
  1095 Avenue of the Americas
  New York, NY 10036

  Mark S. Reilly                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910


Name and Principal Business Address   Positions and Offices with Depositor

  Gene L. Lunman                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116





ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2009, there were 10,850 qualified contract owners and 6,240 non-qualified contract owners of PrimElite IV contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II

MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL

Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         Senior Vice President, National Sales Manager, Bank and Broker/Dealer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1 MetLife Plaza                         and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $357,776,663         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:



    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 22nd day of April 2009.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2009.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, President and Chief Executive
Michael K. Farrell                 Officer
/s/ James. J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer and
James J. Reilly                    principal accounting officer)
/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director
/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Director and Vice President
/s/ Bennett D. Kleinberg*
--------------------------------
Bennett D. Kleinberg               Director and Vice President
/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Director and Executive Vice President
/s/ George Foulke*
--------------------------------
George Foulke                      Director
/s/ Paul A. Sylvester*
--------------------------------
Paul A. Sylvester                  Director
/s/ Richard C. Pearson*
--------------------------------   Director, Vice President, Associate General Counsel and
Richard C. Pearson                 Secretary
/s/ Jeffrey A. Tupper*
--------------------------------
Jeffrey A. Tupper                  Director and Assistant Vice President


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 22, 2009

 *MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


8 (xvi) Legg Mason Participation Agreement

10      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)

13      Powers of Attorney